     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 1998


                                               REGISTRATION NO. 2-96223/811-3240
================================================================================

                                    FORM N-4
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                       PRE-EFFECTIVE AMENDMENT NO. ___                 [ ]

                       POST-EFFECTIVE AMENDMENT NO.  27                [X]

                                     AND/OR
REGISTRATION STATEMENT UNDER                                           [ ]
   THE INVESTMENT COMPANY ACT OF 1940                                  [X]

                        AMENDMENT NO.  57

                               ------------------
                      THE VARIABLE ANNUITY LIFE INSURANCE
                           COMPANY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)
                               ------------------

                              NORI L. GABERT, ESQ.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      P.O. BOX 3206, HOUSTON, TEXAS 77253
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                               ------------------
     It is proposed that this filing will become effective:
                        ___  immediately upon filing pursuant to paragraph (b)
                       of Rule 485
                  ___  on (date) pursuant to paragraph (a)(1) of Rule 485
                  ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                  X  on May 1, 1998 pursuant to paragraph (b) of Rule 485



                     TITLE OF SECURITIES BEING REGISTERED:


                Group and Individual Variable Annuity Contracts



               Sequential Numbering System: Page ___ of ___ Pages


                  Exhibit Index on Sequential Page Number ___
================================================================================

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                             CONTRACT FORM UIT-981

                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

            PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933



PART A



                         ITEM NO.                                         PROSPECTUS CAPTION
                         --------                                         ------------------
       1.   Cover Page.....................................  Cover Page
       2.   Definitions....................................  Definitions
       3.   Synopsis.......................................  Introduction
       4.   Condensed Financial Information................  Selected Accumulation Unit Data
       5.   General Description of Registrant, Depositor
              and Portfolio Companies......................  The Company and the Separate Account; The
                                                               Funds
       6.   Deductions and Expenses........................  Charges Under Variable Annuity Contracts;
                                                               Surrender
       7.   General Description of Variable Annuity
              Contracts....................................  Transfers Among Investment Options;
                                                               Accumulation Period; Annuity Period;
                                                               Surrender; Other Contract Features
       8.   Annuity Period.................................  Annuity Period
       9.   Death Benefit..................................  Accumulation Period; Annuity Period
      10.   Purchase and Contract Value....................  Charges to the Separate Account; Accumulation
                                                               Period
      11.   Redemptions....................................  Surrender; Suspension of Purchase Payments
      12.   Taxes..........................................  Federal Tax Matters
      13.   Legal Proceedings..............................  Not Applicable
      14.   Table of Contents of the Statement of
              Additional Information.......................  Contents of the Statement of Additional
                                                               Information



PART B



                                                                        STATEMENT OF ADDITIONAL
                         ITEM NO.                                         INFORMATION CAPTION
                         --------                                       -----------------------
      15.   Cover Page.....................................  Cover Page
      16.   Table of Contents..............................  Table of Contents
      17.   General Information and History................  General Information
      18.   Services.......................................  Experts; Distribution of Variable Annuity
                                                               Contracts
      19.   Purchase of Securities Being Offered...........  Calculation of Surrender Charge; Accumulation
                                                               Unit Value
      20.   Underwriters...................................  Distribution of Annuity Contracts
      21.   Calculation of Yield Quotations of Money Market
            Subaccounts....................................  Not Applicable
      22.   Annuity Payments...............................  Annuity Payments
      23.   Financial Statements...........................  Financial Statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                       INDEPENDENCE PLUS CONTRACT SERIES

                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940
                             ---------------------

                             CROSS REFERENCE SHEET

            PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933



PART A



                         ITEM NO.                                         PROSPECTUS CAPTION
                         --------                                         ------------------
       1.   Cover Page.....................................  Cover Page
       2.   Definitions....................................  Definitions
       3.   Synopsis.......................................  Introduction
       4.   Condensed Financial Information................  Selected Accumulation Unit Data
       5.   General Description of Registrant, Depositor
              and Portfolio Companies......................  The Company and the Separate Account; The
                                                               Funds
       6.   Deductions and Expenses........................  Charges Under Variable Annuity Contracts;
                                                               Surrender
       7.   General Description of Variable Annuity
              Contracts....................................  Transfers Among Investment Options;
                                                               Accumulation Period; Annuity Period;
                                                               Surrender; Other Contract Features
       8.   Annuity Period.................................  Annuity Period
       9.   Death Benefit..................................  Accumulation Period; Annuity Period
      10.   Purchase and Contract Value....................  Charges to the Separate Account; Accumulation
                                                               Period
      11.   Redemptions....................................  Surrender; Suspension of Purchase Payments
      12.   Taxes..........................................  Federal Tax Matters
      13.   Legal Proceedings..............................  Not Applicable
      14.   Table of Contents of the Statement of
              Additional Information.......................  Contents of the Statement of Additional
                                                               Information



PART B



                                                                        STATEMENT OF ADDITIONAL
                         ITEM NO.                                         INFORMATION CAPTION
                         --------                                       -----------------------
      15.   Cover Page.....................................  Cover Page
      16.   Table of Contents..............................  Table of Contents
      17.   General Information and History................  General Information
      18.   Services.......................................  Experts; Distribution of Variable Annuity
                                                               Contracts
      19.   Purchase of Securities Being Offered...........  Calculation of Surrender Charge; Accumulation
                                                               Unit Value; Exchange Offers
      20.   Underwriters...................................  Distribution of Variable Annuity Contracts
      21.   Calculation of Yield Quotations of Money Market
              Subaccounts..................................  Not Applicable
      22.   Annuity Payments...............................  Annuity Payments
      23.   Financial Statements...........................  Financial Statements

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER INDIVIDUAL VARIABLE
ANNUITY CONTRACTS
(CONTRACT FORM UIT-981)
SEPARATE ACCOUNT A

PROSPECTUS                                            MAY 1, 1998



The individual Variable Annuity Contracts (the "Contracts") offered by The Variable Annuity Life Insurance Company (the "Company") in connection with this prospectus are available to the public only through participation in retirement programs which receive favorable tax deferred treatment under federal income tax law. The Contracts are available on a flexible payment deferred, single payment deferred, or single payment immediate annuity basis.



The Contracts provide benefits related to the Company's General Account and to the Divisions of the Company's Separate Account A (the "Separate Account"). The Divisions of the Separate Account available under the Contracts are invested in Stock Index Fund, MidCap Index Fund, Asset Allocation Fund, Capital Conservation Fund and Money Market Fund which are separate portfolios of American General Series Portfolio Company (the "Series Company").

--------------------------------------------------------------------------------

This prospectus provides investors the information they should know before investing in the Contracts. Investors should read and retain this prospectus for future reference.


Additional information, including a Statement of Additional Information dated May 1, 1998, has been filed with the Securities and Exchange Commission and contains further information about Separate Account A. The Statement of Additional Information is incorporated herein by reference. A copy may be obtained without charge by completing and returning the form at the back of this prospectus or by calling 1-800-44-VALIC.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE FUNDS BEING CONSIDERED. EACH OF THESE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
Definitions............................    3
Fee Table..............................    5
Introduction...........................    7
Selected Accumulation Unit Data........    9
Average Annual Total Return............   10
Performance Information................   10
     Endorsements and Published
       Ratings.........................   11
Annual and Cumulative Change in
  Accumulation Unit Value..............   12
The Company and the Separate
  Account..............................   13
Transfers Among Investment Options.....   13
     Transfers During the Accumulation
       Period..........................   13
     Transfers During the Annuity
       Period..........................   13
     Other Requirements................   14
The Funds..............................   14
     Performance Data..................   14
     Stock Index Fund (Division Ten)...   16
     MidCap Index Fund (Division
       Four)...........................   17
     Asset Allocation Fund
       (Division Five).................   18
     Capital Conservation Fund
       (Division One)..................   19
     Money Market Fund (Division
       Two)............................   20
Charges Under Variable Annuity
  Contracts............................   21
     Charge for Premium Taxes..........   21
     Charge for Partial and Total
       Surrenders......................   21
     Charge for Annual Contract
       Maintenance.....................   22
     Charge to the Separate Account....   22
     Miscellaneous.....................   22
     Charge for Income Taxes...........   22
Accumulation Period....................   22
     Death Benefits During Accumulation
       Period..........................   24
     Suspension of Purchase Payments...   25



                                         PAGE
                                         ----
Annuity Period.........................   25
     Fixed or Variable Annuity
       Payments........................   25
     Annuity Date......................   25
     Annuity Payment Options...........   25
     Enhancements Under Annuity
       Options.........................   27
     Death of Annuitant During Annuity
       Period..........................   27
Surrender..............................   27
Other Contract Features................   28
     Change of Beneficiary.............   28
     Revocation........................   28
     Reservation of Rights.............   28
     Relationship to Employer's Plan...   28
Federal Tax Matters....................   28
     General...........................   28
     Taxes Payable by Participants and
       Annuitants......................   29
     Section 403(b) Annuities for
       Employees of Certain Tax-Exempt
       Organizations or Public
       Educational Institutions........   29
     Section 401 Qualified Pension,
       Profit-Sharing or Annuity
       Plans...........................   30
     Section 408(b) Individual
       Retirement Annuities (other than
       Roth IRAs)......................   31
     Simplified Employee Pension
       Plans...........................   31
     Section 457 Unfunded Deferred
       Compensation Plans of Public
       Employers and Tax-Exempt
       Organizations...................   32
     Private Employer Unfunded Deferred
       Compensation Plans..............   32
     Effect of Tax Deferred
       Accumulations...................   33
     Fund Diversification..............   34
     Voting Rights.....................   34
Year 2000..............................   35
     Year 2000 Risks...................   35

                                  DEFINITIONS

     Accumulation Period -- the period between the date of the first Purchase Payment for a Variable Annuity Contract and the Annuity Date.

     Accumulation Unit ("Unit") -- an interest of a Contract Owner in a Division of the Separate Account before Annuity Payments begin. The value of an Accumulation Unit will vary in proportion to the net investment experience of the respective Division of the Separate Account. (See the Statement of Additional Information for an example of calculation of Accumulation Unit value.)

     Accumulation Value -- the Accumulation Value of a Contract on any given date is equal to the sum of the General Account value and the Separate Account value under the Contract.

     Annuitant -- the person to whom Annuity Payments are or will be made.

     Annuity Date -- the date on which Annuity Payments begin.

     Annuity Option -- one of several forms in which Annuity Payments can be made.

     Annuity Payments -- payments made by the Company to an Annuitant at regular intervals during the Annuity Period.

     Annuity Period -- the period during which Annuity Payments are made.

     Annuity Unit -- a measuring unit used in calculating the amount of Annuity Payments. The value of an Annuity Unit will change in accordance with the net investment experience of the Divisions selected, adjusted for the Contract's
3 1/2% initial Assumed Investment Rate. (See the Statement of Additional Information for an example of calculation of Annuity Unit value.)

     Assumed Investment Rate -- the rate used to determine the first monthly Annuity Payment per thousand dollars of Accumulation Value. The Company will permit each Annuitant to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2%, 5%, or 6%. Unless otherwise selected, the Assumed Investment Rate shall equal 3 1/2%, and the information herein is based on that rate.

     Beneficiary -- the person to whom benefits, if any, will be paid upon the death of an Annuitant, including any contingent Beneficiary, i.e., one who stands in the place of a Beneficiary in the event of the primary Beneficiary's death.

     Contract -- an individual Variable Annuity Contract offered by this prospectus.

     Contract Owner -- the person or entity to whom a Contract is issued. Unless otherwise provided in an application, the Contract Owner is the Annuitant. Two Contract Owners may be designated as co-owners when the Contract is issued pursuant to an employer's retirement program. When co-ownership is designated the rights vested in the Contract Owner must be jointly exercised.

     Contract Year -- a 12-month period beginning with the date of issue of a Contract, and any anniversary of that date.

     Divisions of the Separate Account -- the individual subaccounts into which the Separate Account is divided and to which Net Purchase Payments and Accumulation Values may be allocated under a Variable Annuity Contract.

     Fixed Annuity -- a series of Annuity Payments to the Annuitant made at regular intervals which remain fixed throughout the Annuity Period and which do not vary with investment experience.

     Fund -- a mutual fund or investment portfolio of a mutual fund which is the underlying investment medium for Net Purchase Payments and Accumulation Values allocated to a Division of the Separate Account.

     General Account -- the assets of the Company other than those in the Separate Account or any other separate account. Reserves for any Fixed Annuity are maintained in the General Account.

     Home Office -- the Home Office of the Company shall mean its main office located at 2929 Allen Parkway, Houston, Texas 77019.

     Net Purchase Payment -- a gross Purchase Payment less any applicable taxes.

     Purchase Payment -- an amount paid to the Company prior to any premium tax or other deductions.

     Separate Account -- the segregated asset account referred to as Separate Account A which was established by the Company under the Texas Insurance Code to receive and invest the Net Purchase Payments made under Variable Annuity Contracts.

     Surrender Value -- the Accumulation Value of a Contract less the surrender charge, if any.

     Variable Annuity -- a series of Annuity Payments, the amounts of which will increase or decrease to reflect the net investment experience of the Divisions of the Separate Account selected.

     Variable Annuity Contract -- a Contract providing for the payment of a Variable Annuity.

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES(1)
Surrender Charge (as a % of the lesser
  of all purchase payments received
  during the last 36 months or the
  amount withdrawn(2)).................    5%
ACCOUNT MAINTENANCE FEE(2).............  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  % of average account value)
Mortality and Expense Risk Charge......  1.00%

SERIES COMPANY ANNUAL EXPENSES (as a % of Fund average net assets)


                                                      STOCK      MIDCAP      ASSET        CAPITAL       MONEY
                                                      INDEX      INDEX     ALLOCATION   CONSERVATION    MARKET
                     EXPENSES                          FUND       FUND      FUND(6)         FUND         FUND
                     --------                         -----      ------    ----------   ------------    ------
Management fees(3).................................    .27%       .34%         .50%          .50%        .50%
Other expenses(4)..................................    .07        .06          .07           .07         .07
Company Reduction of Fund Expenses(5)..............    .00        .00          .00           .00         .00
                                                       ---        ---          ---           ---         ---
Total Fund Expenses (after Reduction)..............    .34%       .40%         .57%          .57%        .57%


Example #1 -- Assuming Surrender at the end of the period shown:

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical UIT-981 Contract invested in a Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                               ------    -------    -------    --------
Stock Index Division........................................    $61        $ 94       $76        $168
MidCap Index Division.......................................     61          96        80         175
Asset Allocation Division(6)................................     63         101        89         193
Capital Conservation Division...............................     63         101        89         193
Money Market Division.......................................     63         101        89         193

Example #2 -- Assuming No Surrender at the end of the period shown:

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical UIT-981 Contract without a surrender charge imposed invested in a Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                               ------    -------    -------    --------
Stock Index Division........................................    $14        $44        $76        $168
MidCap Index Division.......................................     15         46         80         175
Asset Allocation Division(6)................................     17         51         89         193
Capital Conservation Division...............................     17         51         89         193
Money Market Division.......................................     17         51         89         193


------------

(1) Premium taxes are not shown here, but may be charged by some states either on purchase payments or on amounts annuitized. See "Charge for Premium Taxes."

(2) Reductions in the surrender charge and the account maintenance fees are available if certain conditions are met. The surrender charge is not incurred on annuitization or upon payment of death benefits. No annual account maintenance fee will be assessed during the Annuity Period. The first partial surrender per Contract year of 10% or less of Accumulation Value with respect to a Contract Owner Account will not be subject to a surrender charge. See "Charge for Total and Partial Surrender" and "Charge for Annual Account Maintenance."


(3) Annual management fees for the MidCap Index Fund and the Stock Index Fund are based on each Fund's average annual net asset value at the following rates: 0.35% of the first $500 million and 0.25% on the excess over $500 million. The annual management fees for the Capital Conservation Fund, Money Market Fund and Asset Allocation Fund are flat rates as shown regardless of the amount of Fund assets.


(4) Includes custody, accounting, reports to shareholders, audit, legal, and other miscellaneous expenses.

(5) The Company has undertaken to reimburse Contract Owners for ordinary business expenses of the following Funds for any fiscal year which exceed certain levels as set forth below:


                Capital Conservation Fund................  0.95% of first $75 million plus 0.85% of excess over $75 million of average net assets
                Money Market Fund........................  1.00% of average net assets
                Stock Index Fund.........................  1.50% of the first $30 million plus 1.00% of excess over $30 million of average net assets


    Additionally, to the extent that any of the Series Company Funds accrued expenses for a given month exceed on an annualized basis 2% of estimated average daily net assets, the Company has voluntarily undertaken to reduce expenses of any such Fund, in an amount equal to the difference between such accrued expenses and 2% of the Fund's average daily net assets for that month. The Company may withdraw this voluntary undertaking upon 30 days written notice to the Series Company.


(6) The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


Note: These examples should not be considered representations of past or future expenses for the Separate Account or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners understand the various expenses of the Separate Account and the Funds which are, in effect, passed on to Contract Owners.

This Fee Table, including the examples above, shows all charges and expenses which are deducted from purchase payments, from the assets of the Separate Account and from the Funds in which the Separate Account invests. For a further description of these charges and expenses, see "Charges Under Variable Annuity Contracts" in this prospectus and "Investment Adviser" in the Series Company prospectus. Any and all limitations on total charges and expenses are reflected in the Fee Table.

                                  INTRODUCTION

     THE CONTRACTS ARE COMBINATION FIXED/VARIABLE CONTRACTS OFFERING
VARIABLE OR FIXED ACCUMULATIONS AND VARIABLE OR FIXED BENEFITS OR COMBINATIONS OF BOTH. THIS PROSPECTUS DESCRIBES ONLY THE VARIABLE ASPECTS OF THE CONTRACTS, EXCEPT WHERE FIXED ASPECTS ARE SPECIFICALLY NOTED.

     The Contracts are designed to provide individuals with retirement benefits through the accumulation of Net Purchase Payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments. The purpose of variable accumulations and annuity payments is to provide returns to investors which offset or exceed the effects of inflation. There is, however, no guarantee that this objective will in fact be achieved.


     The Funds. Five Separate Account Divisions investing in portfolios of the Series Company (the "Funds") are available under the Contracts in addition to the Company's General Account. The five Funds currently underlying the available Separate Account Divisions are: Capital Conservation Fund, Money Market Fund, MidCap Index Fund, Asset Allocation Fund and Stock Index Fund.


     Accumulation of Purchase Payments. Prior to retirement, the Contract Owner pursues various investment options on a variable or fixed basis by electing to deposit Purchase Payments in up to three Divisions of the Separate Account, or in the General Account and up to two Divisions of the Separate Account. Those payments allocated to the Separate Account will be applied to purchase shares of the Funds as chosen by the Contract Owner in which such Divisions of the Separate Account invest. As the value of the investment in the Funds increases or decreases, the value of accumulated Net Purchase Payments will increase or decrease. The value of such accumulations is subject to deduction for charges summarized below. (For information as to how the Contracts may be purchased, and certain minimums that apply to Purchase Payments and Accumulation Values, see "Accumulation Period.") Contract Owners may exercise a 10-day revocation right (in some states this may be a 20-day revocation right). (See "Revocation.")

     Surrenders. The Contract Owner may, subject to applicable law and the terms of the employer's plan, make a total or partial surrender at any time during the Accumulation Period by giving a written request to the Company. (See "Surrender" and "Federal Tax Matters.") The Contract must be returned to the Company before a total surrender can be effected. A surrender charge may be assessed for a partial or total surrender, or upon the election of a lump sum payment during the Annuity Period under the fifth annuity option, depending on the length of time the Contract has been in force.

     Surrender Charge. A surrender charge of up to 5% of Purchase Payments received during the most recent 36 months may be assessed for a partial or total surrender. The surrender charge is designed to help defray sales and distribution expenses incurred by the Company. (See "Charge for Partial and Total Surrenders.")

     Fixed and Variable Annuity Payments. On the Annuity Date, the Accumulation Value, at the Annuitant's option, may be applied to purchase any combination of fixed and/or variable annuities, subject to the Company's minimum annuity payment and other requirements for any one annuity form. (See "Fixed or Variable Annuity Payments" and "Annuity Payment Options.") Up to three Divisions of the Separate Account, or the General Account and up to two Divisions of the Separate Account may be utilized to provide annuity payments.

     Transfers. The Company has the right to limit transfers. The Company's current policy is that at any time during the Accumulation Period, a Contract Owner may transfer all or part of the Accumulation Value among Divisions of the Separate Account or to the General Account. After a transfer to the General Account, at least 90 days must elapse before any subsequent transfer from the General Account will be permitted.

     During the Annuity Period, an Annuitant may also transfer all or part of the Contract's Accumulation Value among Divisions of the Separate Account or to the General Account once every 365 days. Transfers from the General Account during the Annuity Period are not permitted.

     Transfers are not subject to any charge. (See "Transfers Among Investment Options" for addi-tional conditions and limitations regarding transfers.) The transfer privilege may be suspended or terminated at any time.

     Other Charges. An annual contract maintenance charge, which is currently $30, but may be increased or decreased, is assessed on the last day of the calendar quarter in which the first Purchase Payment is made and annually on that date throughout the Accumulation Period for the cost of administrative expenses with respect to each Contract. This charge will reduce the Surrender Value of the Contract. No annual contract maintenance charge will be assessed during the annuity period.

     A daily charge at an annual rate of 1% of the average daily net asset value of the Separate Account allocable to a Contract is imposed for certain additional expenses and for assumption by the Company of mortality risks. In addition, in certain states a deduction for premium taxes is made. (See "Charge to the Separate Account" and "Charge for Premium Taxes.")

     A daily charge, based on a percentage of average daily net assets, is paid by each Fund to its investment adviser for investment management. These charges, and other Fund charges and expenses more fully described in the prospectuses for the Funds and summarized in the Fee Table above, are borne indirectly by the Contract Owners.

                        SELECTED ACCUMULATION UNIT DATA


     The information presented below reflects the Accumulation Unit information for Divisions of the Separate Account through December 31, 1997.


     The unit value of each Division of the Separate Account will not be the same on any given day as the net asset value per share of the underlying Fund in which that Division invests. This is because each Unit Value consists of the underlying share's net asset value minus the charges to the Separate Account. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in the Separate Account does not change as a result of such distribution.


                                                                         MIDCAP           ASSET         CAPITAL         MONEY
                                                     STOCK INDEX          INDEX        ALLOCATION*    CONSERVATION      MARKET
                                                    DIVISION 10(1)    DIVISION 4(2)    DIVISION 5      DIVISION 1     DIVISION 2
                                                    --------------    -------------    -----------    ------------    ----------
December 31, 1997
    Accumulation Units in Force...................     7,438,537      171,065,657      57,307,351      1,831,961      1,931,439
    Accumulation Unit Value.......................     $6.652806        $4.269122       $3.219282      $3.505970      $2.371163
December 31, 1996
    Accumulation Units in Force...................     8,381,704      172,816,978      65,292,617      1,991,536      2,142,534
    Accumulation Unit Value.......................     $5.049088        $3.272588       $2.651899      $3.262402      $2.277444
December 31, 1995
    Accumulation Units in Force...................     9,885,873      172,613,690      75,851,431      2,402,085      2,917,361
    Accumulation Unit Value.......................     $4.155057        $2.782677       $2.411022      $3.238370      $2.190686
December 31, 1994
    Accumulation Units in Force...................    12,207,684      171,442,018      89,377,860      2,953,861      3,442,237
    Accumulation Unit Value.......................     $3.056808        $2.153183       $1.951533      $2.709029      $2.096416
December 31, 1993
    Accumulation Units in Force...................    14,043,516      134,621,879      93,899,802      3,590,916      4,129,981
    Accumulation Unit Value.......................     $3.066025        $2.259378       $1.997266      $2.913980      $2.040131
December 31, 1992
    Accumulation Units in Force...................    16,275,183       81,007,871      80,637,090      4,086,583      5,536,887
    Accumulation Unit Value.......................     $2.818583        $2.021271       $1.846025      $2.628509      $2.006700
December 31, 1991
    Accumulation Units in Force...................    17,981,945       49,106,844      76,624,765      4,464,580      7,282,083
    Accumulation Unit Value.......................     $2.746708        $1.858030       $1.878219      $2.444253      $1.963118
December 31, 1990
    Accumulation Units in Force...................    20,409,931       42,958,640      72,284,139      5,092,258      9,234,995
    Accumulation Unit Value.......................     $2.097328        $1.538017       $1.563444      $1.995673      $1.879911
December 31, 1989
    Accumulation Units in Force...................    23,982,977       40,618,028      68,361,149      6,710,808      11,155,035
    Accumulation Unit Value.......................     $2.189419        $1.712671       $1.618165      $2.228459      $1.762208
December 31, 1988
    Accumulation Units in Force...................    30,359,436       38,747,706      65,817,325      9,409,294      10,834,647
    Accumulation Unit Value.......................     $1.715045        $1.450217       $1.397280      $2.561043      $1.633242


---------------


 *  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


(1) Effective with the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992 Quality Growth Division 3 was renamed Stock Index Division 10.

(2) Effective October 1, 1991 the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical accumulation unit values prior to October 1, 1991 reflect investment experience prior to these changes.

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


                  NO. OF YEARS                  DIV 1        DIV 2        DIV 4        DIV 5        DIV 10
                  ------------                  -----        -----        -----        -----        ------
    1 Year...................................      2.56%       -0.64%       25.36%       16.31%       26.67%
    3 Years..................................      7.45         2.53        24.44        16.84        28.47
    5 Years..................................      5.81         3.28        16.00        11.64        18.61
    10 Years.................................      4.10         4.27        12.61         9.45        14.68
    Since Inception..........................      8.06         5.43        16.12         8.37        12.89


------------


- Division One was initiated on February 11, 1982. From that date until December 18, 1990, historical performance for the Division was that of the American General High Yield Accumulation Fund Inc. On December 18, 1990, the American General High Yield Accumulation Fund Inc. changed its name to the American General Fixed-Income Accumulation Fund Inc. From December 18, 1990 to October 1, 1991, historical performance for the Division was that of the American General Fixed Income Accumulation Fund Inc. On October 1, 1991, pursuant to a substitution, Division One commenced investing in shares of the Capital Conservation Fund. Historical performance for the Division since October 1, 1991 is that of the Capital Conservation Fund.

- Division Two was initiated on February 4, 1982. On October 1, 1991, pursuant to a substitution, Division Two commenced investing in shares of the Money Market Fund. Historical performance for the Division since October 1, 1991 is that of the Money Market Fund.
- Division Four was initiated on October 13, 1982. Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote.

- Division Five was initiated on September 6, 1983. Effective October 1, 1997 the Timed Opportunity Fund changed its name to the Asset Allocation Fund.

- Division Ten was initiated as Division Three on July 28, 1982. Effective May 1, 1992, AGSPC Quality Growth Fund merged with AGSPC Stock Index Fund and Division Three was renamed Division Ten.

PERFORMANCE INFORMATION

     The Separate Account may from time to time advertise certain performance information concerning its various Divisions. The Separate Account and certain Divisions have been offering contracts for periods prior to the commencement of the offering of the Contracts described in this Prospectus. The performance information is based on historical results and is not intended to indicate past performance under an actual Contract or future performance. Each Division may also, from time to time, advertise its performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Each Division may advertise total return performance information for various periods of time. Total return performance information is based on the overall dollar or percentage change in value of a hypothetical investment in the specific Division over a given period of time. In general, a Division's total return reflects the overall change in value of the Division from the beginning of the relevant period to the end of that period.

     Average annual total return information shows the average percentage change in the value of an investment in the Division from the beginning date of the measuring period to the end of that period. The standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Division (including any surrender charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes). The rate is computed for each Division comparing an initial hypothetical investment of $1,000 in the Division to the redeemable value of that investment at the end of specifically identified 1, 3, 5 and 10 year periods. In order to calculate average annual total return, the Company divides the value of a Division under a Contract terminated on a particular date by a hypothetical $1,000 investment in the Division made by the Contract Owner at the beginning of the period illustrated. The resulting total growth rate for the period is then annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

     The Divisions may, in addition, advertise total return performance information computed on different bases. First, the Divisions may present total return information computed on the same basis as described above, except deductions will not include the surrender charge or the maintenance charge. (The Company refers to this presentation as "Cumulative Return.") This presentation assumes that the investment in the Contract persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Contract. This presentation may assume 1, 3, 5 and 10 year periods and is based on a hypothetical $10,000 initial investment.

     Second, the Divisions may present total return information calculated by subtracting a Division's Accumulation Unit value at the beginning of a year from the Accumulation Unit value of that Division at the end of the year and dividing the difference by the Accumulation Unit value at the beginning of the year. (The Company refers to this presentation as "Annual Change in Accumulation Unit Value.") This computation results in a total growth rate for the period which the Company annualizes (as described above) in order to obtain the average annual percentage change in the Accumulation Unit value for that period. Surrender charges, premium taxes, and maintenance charges are not deducted from the Accumulation Unit values. These charges, if applicable, are imposed by the cancellation of Accumulation Units attributable to an individual Contract Owner's account. The effect of these charges is to reduce total return to the Contract Owner.

     Third, the Divisions may present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Division for the specified period. This calculation is the same as that for the Annual Change in Accumulation Unit Value but is based on the Accumulation Unit value at the beginning and end of a period of years in excess of one year. (The Company refers to this presentation as "Cumulative Change in Accumulation Unit Value.")

     Finally, the Divisions may present a hypothetical example that applies the Annual Change in Accumulation Unit Value to an initial investment of $10,000. (VALIC refers to this presentation as "Hypothetical $10,000 Account Value.")

     Each Division other than the Money Market Division may advertise standardized yield performance in addition to total return information. A Division's yield is one way of showing the rate of income the Division earns as a percentage of the value of the Division's Accumulation Units. The yield of each Division is computed by dividing the average daily net investment income per Accumulation Unit of the Division earned during a specifically identified 30-day base period, less a maintenance charge, by the Accumulation Unit value on the last day of the period, and annualizing that result. This calculation takes into account the average daily number of Accumulation Units outstanding during the period. The yield of each Division reflects the deduction of all charges, expenses and fees applicable against the Division, but does not take into account the surrender charge and premium taxes.


     The Money Market Division may advertise yield and effective yield performance information. The yield of the Money Market Division refers to the income generated by an investment in the Money Market Division over a specifically identified 7-day period. (The yield does not take into account the surrender charge, the maintenance charge or premium taxes.) This income is annualized by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period and is shown as a percentage of the investment. The seven day current yield for the seven days ended December 31, 1997 was 4.22%. The effective yield of the Money Market Division is calculated in a similar manner, but when annualizing such yield, income earned by the Money Market Division is assumed to be reinvested. This compounding effect will cause effective yield to be higher than current yield. The seven day effective yield for the seven days ended December 31, 1997 was 4.31%.


ENDORSEMENTS AND PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F. An A++ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard & Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor Service ratings range from Aaa to C. The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

            ANNUAL AND CUMULATIVE CHANGE IN ACCUMULATION UNIT VALUE


                            STOCK                MIDCAP                 ASSET                CAPITAL                MONEY
                            INDEX                 INDEX              ALLOCATION*          CONSERVATION             MARKET
  FOR EACH FISCAL        DIVISION 10          DIVISION 4(1)         DIVISION 5(2)          DIVISION 1            DIVISION 2
      PERIOD         -------------------   -------------------   -------------------   -------------------   -------------------
     END SINCE                    CUM-                  CUM-                  CUM-                  CUM-                  CUM-
     12/31/87         ANNUAL    ULATIVE     ANNUAL    ULATIVE     ANNUAL    ULATIVE     ANNUAL    ULATIVE     ANNUAL    ULATIVE
     --------         ------    -------     ------    -------     ------    -------     ------    -------     ------    -------
12-31-97...........  31.76%      299.17%     30.45%    232.83%    21.40%     150.29%      7.47%     51.69%     4.12%     54.26%
12-31-96...........   21.52      202.95      17.61     155.14      9.99      106.18       0.74      41.16      3.96      48.16
12-31-95...........   35.93      149.30      29.24     116.95     23.55       87.45      19.54      40.12      4.50      42.52
12-31-94...........   (0.30)      83.41      (4.70)     67.87     (2.29)      51.73      (7.03)     17.21      2.76      36.38
12-31-93...........    8.78       83.96      11.78      76.15      8.19       55.28      10.86      26.08      1.67      32.72
12-31-92...........    2.62       69.12       8.79      57.58     (1.71)      43.52       7.54      13.73      2.22      30.55
12-31-91...........   30.96       64.80      20.81      44.86     20.13       46.03      22.48       5.76      4.43      27.71
12-31-90...........   (4.21)      25.84     (10.20)     19.91     (3.38)      21.55     (10.45)    (13.65)     6.68      22.30
12-31-89...........   27.66       31.37      18.10      33.52     15.81       25.81     (12.99)     (3.58)     7.90      14.64
12-31-88...........    2.90        2.90      13.06      13.06      8.63        8.63      10.81      10.81      6.25       6.25


---------------

For the year in which the Division was initiated, less than a full year's performance has been reflected. Actual, not annualized, performance is reflected.


 *  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



(1) Initiated 10/13/82. Effective October 1, 1991 the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical data prior to October 1, 1991 reflect investment experience prior to these changes. Investment experience for MidCap Index Division 4 subsequent to October 1, 1991 has been as follows: from the period of October 1, 1991 to December 31, 1991 the change in accumulation value was 11.63%; for the period from October 1, 1991 to December 31, 1992 the cumulative change in accumulation unit value was 21.43%, for the period from October 1, 1991 to December 31, 1993 the cumulative change in accumulation unit value was 35.74%; for the period from October 1, 1991 to December 31, 1995 the cumulative change in accumulation unit value was 67.18%; for the period from October 1, 1991 to December 31, 1996 the cumulative change in accumulation unit value was 96.61%; for the period from October 1, 1991 to December 31, 1997 the cumulative change in accumulation unit value was 156.48%.


(2) Initiated 9/6/83.

THE COMPANY AND
THE SEPARATE ACCOUNT

     The Company is a stock life insurance company organized under the laws of the State of Texas as the successor to Variable Annuity Life Insurance Company of America, a District of Columbia life insurance company organized in 1955. The Company is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company's executive office is located at 2929 Allen Parkway, Houston, Texas 77019; its mailing address is P.O. Box 3206, Houston, Texas 77253.

     The Company is an indirect wholly-owned subsidiary of American General Corporation. However, the assets of American General Corporation do not support the obligations of the Company under the Contracts. Members of the American General Corporation group of companies operate in each of the 50 states and Canada, and collectively are engaged in substantially all forms of financial services, with activities heavily weighted toward insurance.

     On April 18, 1979, the Board of Directors of the Company established the Separate Account in accordance with the Texas Insurance Code. The Separate Account is registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Units of interest in the Separate Account under the Contracts are similarly registered as securities under the Securities Act of 1933 (the "1933 Act"). Under the Texas Insurance Code and the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business which the Company may conduct, but will be held exclusively for the benefit of the Contract Owners, Annuitants and Beneficiaries of the Contracts.

     Each Division of the Separate Account is administered and accounted for as part of the general business of the Company; however, the income, capital gains, or capital losses of each Division of the Separate Account are credited to or charged against the assets held in that Division in accordance with the terms of each Contract without regard to the income, capital gains, or capital losses of any other Division or arising out of any other business the Company may conduct.

     Each Division of the Separate Account available under the Contracts will invest in the shares of a specific Fund. The Separate Account currently is made up of eighteen Divisions, five of which are available as variable investment options under the Contracts to receive Net Purchase Payments allocated to the five variable subaccounts (Divisions One, Two, Four, Five, and Ten). All of the investment portfolios underlying these Divisions are also available under other variable annuity contracts issued by the Company. (For a description of the Divisions available under the Contracts and the specific Fund in which each respective Division invests, see "The Funds.")

    Each Fund is one of thirteen investment portfolios of American General Series Portfolio Company (the "Series Company"), an open-end, management investment company registered under the 1940 Act.

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers of Accumulation Units and Annuity Units among Divisions of the Separate Account, or between the General Account and the Separate Account, are permitted subject to the conditions discussed below. The right to make transfers is exercisable by the Contract Owner during the Accumulation Period and by the Annuitant during the Annuity Period. The Company reserves the right to limit or restrict transfers to the extent such limitation or restriction is allowed by the Contract.

TRANSFERS DURING THE ACCUMULATION PERIOD

     The Company's current policy is that transfers among Divisions of the Separate Account or from the Separate Account to the General Account may be made at any time during the Accumulation Period.

     Transfers to the General Account from a Division of the Separate Account will result in no further transfers from the General Account being permitted for a period of 90 days.

     Plan loans from the portion of the Contract attributable to the General Account may be permitted by your employer's plan. Refer to your plan for a description of charges and further information.

TRANSFERS DURING THE ANNUITY PERIOD

     During the Annuity Period, transfers among Divisions of the Separate Account or from the Separate Account to the General Account are accomplished by transferring Annuity Units among the Separate Account's Divisions or to the General Account. These transfers may be made at intervals of at least 365 days. During the Annuity Period, transfers from the General Account are not permitted.

OTHER REQUIREMENTS

     Transfers among investment options or changes of future allocation of Purchase Payments ("reallocations") may be made upon receipt by the Company, at its Home Office, of written instructions or by telephone at 1-800-621-7792. Request for transfers or reallocations by telephone will be automatically permitted unless the Company has been notified otherwise in writing or by telephone at 1-800-621-7792. If, after notifying the Company that telephone transfers or reallocations are not to be allowed, the Contract Owner or Participant wishes to have the right to effect telephone transfers or reallocations reactivated, he or she must notify the Company in writing.

     Prior to the Company's effecting a transfer request or reallocation by telephone instruction, the Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine by requiring certain identifying information about the Contract Owner or Participant. Unless the Contract Owner instructs the Company not to accept telephone transfers or reallocations, anyone who represents that he or she is authorized by the Contract Owner or Participant to effect a transfer or reallocation may do so if they have the requisite Contract Owner or Participant account information. Officers, directors, agents, representatives and employees of the Company may not give or be authorized to give telephone instructions on behalf of Contract Owners or Participants (other than for contracts within their immediate family) without prior written permission of the Company.

     It is the responsibility of the Contract Owner or Participant to verify the accuracy of all confirmations of transfers and to promptly advise the Company of any inaccuracies within one business day of receipt of the confirmation. The Company will send to the Contract Owner or Participant a confirmation of the transfer within five (5) days from the date of the instruction.

     Any telephone instructions reasonably believed by the Company to be genuine will be the Contract Owner's or Participant's responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, the Contract Owner or Participant will bear the risk of loss. If the Company does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Transfers or reallocations will be effected pursuant to the Contract Owner's or Participant's written or telephone transfer request as of the day when received by the Company if received by the Company's Home Office before the close of regular trading of the New York Stock Exchange, generally 4:00 p.m. New York time, on a day Accumulation values are calculated; otherwise the next calculated Accumulation Unit or Annuity Unit Value will be used. Telephone transfer requests will not be accepted during the Annuity Period. The Company reserves the right to discontinue the telephone transfer facility at any time.

     Up to three Divisions of the Separate Account or two Divisions of the Separate Account and the General Account may be used at any one time during the Accumulation Period or the Annuity Period. (For additional requirements with respect to investment options during the Annuity Period, see "Fixed or Variable Annuity Payments" and "Annuity Payment Options.")

THE FUNDS

     The Company serves as the investment adviser to the Series Company, five portfolios of which are the five Funds constituting Divisions One, Two, Four, Five and Ten of the Separate Account. Each of these five investment portfolios is, in effect, a separate "fund" for which the Series Company issues a separate series (class) of stock. These five Funds also serve as investment media for variable annuity contracts issued by affiliates of the Company.

     A brief summary of the principal characteristics of each Fund appears below. For more complete information about these Funds, including their charges and expenses, refer to their respective Prospectuses, additional copies of which can be obtained from the Company (P.O. Box 3206, Houston, Texas 77253; or contact any Regional Office at 1-800-44-VALIC or at the address shown on the inside back cover of the Prospectus).

     PERFORMANCE DATA. Certain performance data related to each Division follows the description of investment objectives of the Fund in which that Division invests. (See "Performance Information" for a description of the methods of calculating the performance data shown and the fees and charges included.)

     The information presented does not reflect the advantage under the Contracts of deferring Federal income tax on increases in account value due to earnings attributable to Purchase Payments. (See "Federal Tax Matters -- Effect of Tax-Deferred Accumulation.") The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments. (See "Federal Tax Matters -- Effect of Tax-Deferred Accumulation.")


     The performance results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract owner.

     STOCK INDEX FUND (DIVISION TEN*). This Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.

                          HYPOTHETICAL $10,000 ACCOUNT

             INVESTED IN STOCK INDEX DIVISION 10 AT JANUARY 1, 1988



        ANNUAL VALUE OF A
    $10,000 STIPULATED PAYMENT                             VALUE AT MONTHLY INTERVALS OF A $10,000
       MADE JANUARY 1, 1988                                STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   10,290
12/31/89................   13,137
12/31/90................   12,584
12/31/91................   16,480
12/31/92................   16,912
12/31/93................   18,396
12/31/94................   18,341
12/31/95................   24,930
12/31/96................   30,295
12/31/97................   39,917



                                                          LOGO

                               CUMULATIVE RETURN


                                               SINCE
                                            INCEPTION**       10 YEARS         5 YEARS        3 YEARS         1 YEAR
                                            -----------       --------         -------        -------         ------
Cumulative Return........................        565.28%          299.17%        136.03%        117.64%           31.76%


------------

 * "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

** This Division was initiated on July 28, 1982.

     MIDCAP INDEX FUND (DIVISION FOUR). This Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's(R) Corporation (S&P(R)) MidCap 400 Index. Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. Hypothetical performance information from October 1, 1991 and from January 1, 1988 are shown below.


                          HYPOTHETICAL $10,000 ACCOUNT
             INVESTED IN MIDCAP INDEX DIVISION 4 AT OCTOBER 1, 1991


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         OCTOBER 1, 1991                                   STIPULATED PAYMENT MADE OCTOBER 1, 1991
----------------------------------                         ---------------------------------------
10/01/91................  $10,000
12/31/91................   11,163
12/31/92................   12,143
12/31/93................   13,574
12/31/94................   12,936
12/31/95................   16,718
12/31/96................   19,661
12/31/97................   25,648



                                                         LOGO

                          HYPOTHETICAL $10,000 ACCOUNT

             INVESTED IN MIDCAP INDEX DIVISION 4 AT JANUARY 1, 1988



    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         JANUARY 1, 1988                                   STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   11,306
12/31/89................   13,352
12/31/90................   11,991
12/31/91................   14,486
12/31/92................   15,758
12/31/93................   17,615
12/31/94................   16,787
12/31/95................   21,695
12/31/96................   25,514
12/31/97................   33,283



                                                         LOGO
                               CUMULATIVE RETURN


                                                  SINCE
              CUMULATIVE RETURN                 INCEPTION*    10 YEARS    5 YEARS     3 YEARS      1 YEAR
----------------------------------------------  ----------    --------    -------     -------      ------
Period from 10/01/91 through 12/31/97.........    156.48%       --         111.21%     98.27%      30.45%
Period from 10/13/82 through 12/31/97.........    326.91%      232.83%     111.21%     98.27%      30.45%


------------

Selected accumulation unit data for the last ten years for this Fund appears on page 9 of this Prospectus.

* This Division was initiated on October 13, 1982.

     ASSET ALLOCATION FUND (DIVISION FIVE). This Fund seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.


                          HYPOTHETICAL $10,000 ACCOUNT

           INVESTED IN ASSET ALLOCATION DIVISION 5 AT JANUARY 1, 1988



    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         JANUARY 1, 1988                                   STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   10,863
12/31/89................   12,581
12/31/90................   12,155
12/31/91................   14,603
12/31/92................   14,352
12/31/93................   15,528
12/31/94................   15,173
12/31/95................   18,745
12/31/96................   20,618
12/31/97................   25,029



                                                          LOGO
                               CUMULATIVE RETURN


                                            SINCE
                                         INCEPTION*         10 YEARS          5 YEARS         3 YEARS         1 YEAR
                                         ----------         --------          -------         -------         ------
Cumulative Return.....................        221.93%           150.29%          74.39%          64.96%          21.40%


------------


* This Division was initiated on September 6, 1983. Effective October 1, 1997 the Timed Opportunity Fund changed its name to the Asset Allocation Fund.

     CAPITAL CONSERVATION FUND (DIVISION ONE*).
This Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

                          HYPOTHETICAL $10,000 ACCOUNT

         INVESTED IN CAPITAL CONSERVATION DIVISION 1 AT JANUARY 1, 1988



        ANNUAL VALUE OF A
    $10,000 STIPULATED PAYMENT                             VALUE AT MONTHLY INTERVALS OF A $10,000
       MADE JANUARY 1, 1988                                STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   11,081
12/31/89................    9,642
12/31/90................    8,635
12/31/91................   10,576
12/31/92................   11,373
12/31/93................   12,608
12/31/94................   11,721
12/31/95................   14,012
12/31/96................   14,116
12/31/97................   15,169



                                                          LOGO
                               CUMULATIVE RETURN


                                             SINCE
                                          INCEPTION**       10 YEARS         5 YEARS         3 YEARS         1 YEAR
                                          -----------       --------         -------         -------         ------
Cumulative Return......................        250.60%          51.69%          33.38%          29.42%           7.47%


------------

 * This Division changed its name and investment policies, effective December 18, 1990, to provide for investment in longer term higher rated securities. Effective October 1, 1991, the Division substituted AGSPC Capital Conservation Fund for the A. G. Fixed-Income Accumulation Fund.

** This Division was initiated on February 11, 1982.

     MONEY MARKET FUND (DIVISION TWO*). This Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments. Shares of the Money Market Fund are neither insured nor guaranteed by the U.S. Government. There is no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share.

     Money Market Division Return Calculations

(7 days ended 12/31/97):



      7-Day Current Yield for Money Market
      Division 2:                                                    4.22%


       7-Day Effective Yield For Money
       Market Division 2:                                           4.31%


                          HYPOTHETICAL $10,000 ACCOUNT

             INVESTED IN MONEY MARKET DIVISION 2 AT JANUARY 1, 1988



        ANNUAL VALUE OF A
    $10,000 STIPULATED PAYMENT                             VALUE AT MONTHLY INTERVALS OF A $10,000
       MADE JANUARY 1, 1988                                STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   10,625
12/31/89................   11,464
12/31/90................   12,230
12/31/91................   12,771
12/31/92................   13,055
12/31/93................   13,272
12/31/94................   13,638
12/31/95................   14,252
12/31/96................   14,816
12/31/97................   15,426


                                                          LOGO

                               CUMULATIVE RETURN


                                               SINCE
                                            INCEPTION**       10 YEARS         5 YEARS        3 YEARS       1 YEAR
                                            -----------       --------         -------        -------       ------
Cumulative Return........................        137.12%          54.26%          18.16%        13.11%         4.12%


------------

 * Effective October 1, 1991, the Division substituted AGSPC Money Market Fund for A. G. Money Market Accumulation Fund.

** This Division was initiated on February 4, 1982.

CHARGES UNDER VARIABLE
ANNUITY CONTRACTS

     All charges under the Contracts are described below.

CHARGE FOR PREMIUM TAXES

     Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the Contracts.

     Under deferred Contracts subject to premium tax, an amount for the tax will be deducted, either from Purchase Payments when received, or from the amount applied to effect an annuity at the time annuity payments commence, depending on applicable state law. If an amount for any premium taxes is deducted but subsequently is determined not to be due, the Company will adjust the excess amount to reflect investment experience from the date of the deduction to the date the determination is made. The Company will then apply the amount deducted, as adjusted, to increase the number of Accumulation Units or Annuity Units under the Contract at the time such determination is made.

CHARGE FOR PARTIAL AND TOTAL SURRENDERS

     Except as provided below, a total or partial surrender is subject to a surrender charge calculated as a percentage of the dollar amount of previous Purchase Payments with respect to a Contract which are withdrawn. Except as provided below it is assumed that the most recent Purchase Payments are withdrawn first, and no surrender charge is ever imposed on any amount not actually withdrawn.

     Amounts exchanged to this Contract from other variable annuity contracts issued by the Company pursuant to any exchange offered by the Company are not considered to be Purchase Payments for purposes of calculating a surrender charge. For such Contract exchanges, exchanged amounts shall be deemed to be withdrawn only after all other Purchase Payments have been withdrawn.

     The surrender charge is equal to 5% of the lesser of (a) all Purchase Payments received during the most recent 36 months prior to the receipt of the surrender request by the Company at its Home Office, or (b) the amount withdrawn. For purposes of this charge, the Company treats withdrawals of Purchase Payments before any earnings. Additionally, the most recent Purchase Payments are treated as withdrawn first.

     The first partial surrender per Contract Year of 10% or less of Accumulation Value will not be subject to a surrender charge. These 10% withdrawals without charge do not reduce Purchase Payments for purposes of computing the charge. However, if the first partial surrender (or total surrender, if there have been no partial surrenders) exceeds 10% of Accumulation Value, the surrender charge will be applied to the lesser of (a) the amount in excess of 10%, or (b) the amount of the surrender attributable to Purchase Payments received during the most recent 36 months. The second or any subsequent surrenders during a Contract Year may be subject to a surrender charge.

     If a surrender charge is assessed against any Purchase Payment, that Purchase Payment (or, if the surrender charge is assessed against less than the entire Purchase Payment, that portion against which such charge is assessed) will not be subject to any further surrender charge in the event of a subsequent withdrawal.

     The surrender charge is not imposed upon annuitization of a Contract at the Annuity Date or upon any payments received by an Annuitant or Beneficiary in lieu of annuity payments during the Annuity Period except when a lump sum payment is elected by the Annuitant during the Annuity Period under the fifth annuity option. (See "Annuity Payment Options" and "Death of Annuitant During Annuity Period.") Nor is the surrender charge imposed on the payment of benefits to a Beneficiary when an Annuitant dies during the Accumulation Period. (See "Death Benefits During Accumulation Period.")

     The surrender charge reimburses the Company for part or all of its expenses related to distributing the Contracts. The Company believes, however, that the amount of such expenses will exceed the amount of revenues generated by the surrender charge. The Company will pay such excess out of its general surplus which, among other things, would include any gains from the asset charge described below under "Charge to the Separate Account."

     This surrender charge will not be assessed on surrenders under Contracts purchased by American General Corporation's Thrift and Incentive Plan, an employee benefit program under section 401 of the Internal Revenue Code (the "Code"), because no sales representative was involved in the sale of such Contracts and the Company paid no sales commissions to any party in connection with such sales.

     Examples of calculation of the surrender charges upon partial and total surrenders are set forth in the Statement of Additional Information -- "Calculation of Surrender Charge."

CHARGE FOR ANNUAL CONTRACT MAINTENANCE

     A Contract maintenance charge of $30 will be assessed on each Contract by the Company on the last day of the calendar quarter in which the Company receives the first Purchase Payment, and annually on that date thereafter during the Accumulation Period. This charge will be assessed proportionately among the Divisions of the Separate Account and the General Account which make up the Accumulation Value of the Contract. The Contract maintenance charge is not guaranteed and may, with prior regulatory approval if required, be changed for future years. Any change to this charge will apply to Contracts purchased both before and after such change. This charge is to reimburse the Company for the cost of administrative expenses, including the expenses incurred in establishing and maintaining the records relating to the Contract. The Company does not expect that the revenues it will derive from this charge will exceed such expenses.

     The annual Contract maintenance charge may be reduced or waived on Contracts purchased by American General Corporation's Thrift and Incentive Plan because such Contracts do not occasion the administrative expenses which the Contract maintenance charge usually covers. For example, these Contracts are purchased in large numbers only once a year, thereby dramatically lowering the cost of processing such Contracts.

CHARGE TO THE SEPARATE ACCOUNT

     To cover administrative expenses not covered by the maintenance charge discussed above, and to compensate the Company for assuming mortality risks under the Contracts, the Separate Account will incur a daily charge at an annualized rate of 1% on the daily net asset value of the Separate Account attributable to the Contracts. This charge is guaranteed and may not be increased by the Company.

     In assuming the mortality risks, the Company is taking the chance that its actuarial estimate of mortality rates during the Annuity Period may prove erroneous and that the Annuitant will live longer than expected or that the Annuitant will die during the Accumulation Period at a time when the death benefit guaranteed by the Company is higher than the Accumulation Value of the Contract. The Company does not expect to earn a profit on that portion of the charge which is for administrative expenses, but the Company does expect to derive a profit from the portion which is for assumption of mortality risks. There is no necessary relationship between the amount of administrative charges imposed on a given Contract and the amount of expenses actually attributable to that Contract.

MISCELLANEOUS

     A daily charge based on a percentage of average daily net assets is payable by each Fund to the Company for investment management. These charges, and other Fund charges and expenses more fully described in the prospectus for the Series Company, are borne indirectly by the Contract Owners.

CHARGE FOR INCOME TAXES

     Currently, no charge is made against the Separate Account for the Company's federal income taxes, or provisions for such taxes that may be attributable to the Separate Account. Under existing federal income tax law, the investment income and capital gains from the sale of investments realized by the Separate Account are not taxable. The Company may charge each Division in the Separate Account for its portion of any income tax charged to the Company or the Division or its assets. Under present laws, the Company may incur state and local taxes (in addition to federal taxes) in several states. At present, these taxes are not significant. If they increase, however, the Company may decide to make charges for such taxes or provisions for such taxes against the Separate Account. Any such charges against the Separate Account or its Divisions could have an adverse effect on the investment performance of such Division.

ACCUMULATION PERIOD

     During the period before the commencement of annuity payments (the "Accumulation Period"), the Contract Owner or employer may make Purchase Payments from time to time, and on such dates and in such amounts as may be determined pursuant to the retirement plan for which the Contract has been purchased.

     In all cases, the initial Purchase Payment must be preceded by or accompanied by a properly com-pleted application. Except in the case of IRAs, Purchase Payments are generally remitted through or by an employer and the Company must also receive a premium flow report which identifies the amount to be credited to each individual Contract held pursuant to the employer's retirement plan.

     The initial and subsequent Purchase Payments for a periodic payment Contract must be at least $30. This minimum applies separately to the amount of each Purchase Payment directed to each Division of the Separate Account or the General Account. For single payment Contracts, the minimum Purchase Payment is $1,000 per Contract. However, these minimums may be waived where one purchaser, such as an employer, purchases a number of Contracts.

     When an initial Purchase Payment accompanies an application to purchase a Contract (and, if required, a premium flow report), the Company will, within two business days after receipt of the application at its Home Office, either (a) process and accept the application, issue the Contract, and credit Accumulation Units to the Contract as of the date of acceptance; (b) reject the application and return the Purchase Payment; or (c) request additional documents or information if the application is not complete or is incorrectly completed.

     If the Company receives Purchase Payments from your employer before the Company receives your completed application or enrollment form, the Company will not be able to open an account for you. Under these circumstances, the Company will take one of the following actions:

  Return Purchase Payments. If the Company does not have your name, address or social security number, the Company will return the Purchase Payment to your employer unless this information is immediately provided to the Company.

  Employer-Directed Account. If the Company has your name, address and social security number and the Company has an Employer-Directed Account Agreement from your employer, generally the Company will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division Option. You may not transfer these amounts until the Company has received a completed application or enrollment form.

  Starter Account. If the Company has your name, address and social security number, but the Company does not have an Employer-Directed Account Agreement from your employer, the Company will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. The Company will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by the Company within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. The Company is not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

     For initial and subsequent payments, Accumulation Units will be credited at the Accumulation Unit value calculated as of the day the Purchase Payment was received by the Company, if received at the Company's Home Office before the close of regular trading of the New York Stock Exchange, generally 4:00 p.m. New York time on a day Accumulation Unit values are calculated; otherwise, the next calculated Accumulation Unit value is used. As a result, the Participant Account will be credited with the investment experience of the Separate Account from the date of the Company's receipt of the Purchase Payment.

     Unless otherwise restricted by the Contract, a Participant may allocate and/or accumulate amounts in up to seven of the fifteen available subaccounts (the thirteen Variable Investment Options and the two Fixed Interest Options). The Accumulation Value of a Participant's Account or Contract during the Accumulation Period is the sum of values of the Fixed Interest Options and the Variable Investment Options.

     A Participant may allocate all or a portion of Purchase Payments to the Fixed Subaccount. The Fixed Subaccount consists of two Fixed Interest Options which are part of the Company's General Account. Each Fixed Interest Option pays interest at a declared rate which may differ depending upon the Fixed Interest Option selected. The Company bears the full amount of the investment risk for amounts allocated to either of the Fixed Interest Options. Earned interest on amounts allocated to the Fixed Subaccount will be paid regardless of the actual investment experience of the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Subaccount have not been registered under the Securities Act of 1933, and neither the Fixed Subaccount nor the General Account has been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Subaccount are not subject to regulation under these Acts. As a result, the staff of the SEC has not reviewed the disclosures which are included in this Prospectus and which relate to the General Account and the Fixed Subaccount. These disclosures, however, may be subject to certain provisions of federal securities law relating to the accuracy and completeness statements made in this Prospectus.

     The value of a Participant's Account attributable to the Fixed Subaccount during the Accumulation Period is the sum of all net Purchase Payments allocated to either of the Fixed Interest Options in the Fixed Subaccount, amounts transferred from the Separate Account's Variable Investment Options to any Fixed Interest Option, and all earned interest. This amount is reduced by amounts transferred out or withdrawn and may be further reduced by the deduction of certain charges.

     A Participant may allocate all or a portion of Purchase Payments to the Variable Investment Options. The value of the Contract and of an individual's account attributable to the Variable Investment Options can be determined at any time by multiplying the number of Accumulation Units outstanding in each Separate Account Division under the Contract or account by the current Accumulation Unit value of that Separate Account Division adding the results plus any amounts attributable to the General Accounts. During the Accumulation Period, the value of the Contract attributable to the Variable Investment Options varies with the performance of the investments of the Separate Account Divisions, and there is no assurance that such value will equal or exceed Purchase Payments. The number of Accumulation Units credited will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from day to day depending upon the investment experience of the Separate Account Division.

     The Accumulation Unit value is calculated as follows. First, a gross investment rate is determined from the investment performance of each Separate Account Division. The gross investment rate is calculated as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open (except the Friday following Thanksgiving, the Friday following Christmas if Christmas falls on a Thursday and the Monday before Christmas if Christmas falls on a Tuesday). Such rate is (i) the investment income and capital gains and losses, whether realized or unrealized on such day, from the assets attributable to each Separate Account Division, divided by (ii) the value of the Separate Account Division for the immediately preceding day on which such values were calculated. The net investment rate for any day is determined by deducting from the gross investment rate, a factor representing the mortality risk and expense charges described herein. (See "Charge to the Separate Account"), and any applicable income taxes. The Accumulation Unit value for a given day is then determined by multiplying the Accumulation Unit value for the preceding day by a net investment factor equal to the net investment rate plus 1.00.

     Illustrations showing the calculation of an Accumulation Unit value and the purchase of Accumulation Units (using hypothetical examples) are contained in the Statement of Additional Information -- "Accumulation Unit Value."

DEATH BENEFITS DURING ACCUMULATION PERIOD

     If an Annuitant under a Contract dies during the Accumulation Period, there will be an amount payable to the Beneficiary equal to the greater of (a) the Accumulation Value of the Contract on the date proof of death is received by the Company; or (b) 100% of Purchase Payments, reduced by the amount deducted in connection with any partial surrenders. (See "Surrender.") The Beneficiary may exercise the right to receive the death benefit as a lump-sum settlement or in the form of any of the annuity options provided in the Contract. (See "Annuity Payment Options.") Beneficiaries other than the spouse of an Annuitant must receive the death benefit in full by the date five years after the Annuitant's death unless payments commence within one year of the Annuitant's death under a life annuity, a life annuity with payments certain or payments for a designated period. Payments certain or payments for a designated period in any case cannot be selected for a period exceeding the Beneficiary's life expectancy. The Beneficiary thereafter will be entitled to exercise many of the investment options and other rights the Annuitant would have under the Contract.

SUSPENSION OF PURCHASE PAYMENTS

     Flexible payment Contracts contain provisions protecting against forfeiture. If, at any time, additional Purchase Payments are not made, the number of Accumulation Units outstanding under the Contract at that time will remain constant (so long as no transfer election is made), and the value of the Units will continue to vary. The Accumulation Value will continue to be subject to charges during the period of suspension. The Contract Owner may resume making Purchase Payments at any time during the Accumulation Period, so long as the Contract has not been surrendered and the Contract has not otherwise been terminated.

     Under individual Contracts, the Company may cause such automatic surrender if all of the following conditions are satisfied: (1) the total of Purchase Payments, reduced by amounts deducted in connection with any partial surrenders, falls below $300; (2) the total of Accumulation Value, reduced by amounts deducted in connection with any partial surrenders, falls below $300; and (3) no Purchase Payments have been made for two Participant Years.

ANNUITY PERIOD

FIXED OR VARIABLE ANNUITY PAYMENTS

     If the plan so permits, the Annuitant may elect to have any portion of the Accumulation Value applied to provide either a variable annuity or a fixed annuity, or a combination of both.

     Fixed annuity payments are monthly payments from the Company to an individual, the amount of which is fixed and guaranteed by the Company. The amount of the monthly payments will depend only on the form and duration of annuity payments chosen, the age of the Annuitant or the Beneficiary (and sex, under individual retirement annuity ("IRA") contracts), the total Accumulation Value applied to purchase the annuity, the applicable annuity rates. If it would produce greater benefits, the amount of the monthly payment will be that produced by a then currently issued immediate annuity of the same form.

     Variable annuity payments are similar to fixed annuity payments, except that the amount of each monthly payment from the Company will vary reflecting the net investment experience of each Division of the Separate Account in which the Net Purchase Payments are accumulated. (See Statement of Additional Information -- "Amount of Annuity Payments" and "Annuity Unit Value.") If the net investment experience for a given month, after all charges summarized below, exceeds the Assumed Investment Rate (3 1/2% per annum unless a different rate is selected), the monthly payment will be greater than the previous payment. If the net investment experience for a month is less than such Assumed Investment Rate, the monthly payment will be less than the previous monthly payment. (See the Statement of Additional Information -- "Assumed Investment Rate.")


     The use of an Assumed Investment Rate higher than 3 1/2% per annum would cause the first annuity payment to be larger, but subsequent payments would increase more slowly or decrease more quickly and ultimately be less than they would under a 3 1/2% Assumed Investment Rate, provided that annuity payments continue for a sufficient period of time. A 3 1/2% Assumed Investment Rate will be used in the absence of a selection otherwise.


     Up to three Divisions of the Separate Account, or two Divisions of the Separate Account and the General Account may be selected to provide an annuity. The first payment provided under the variable and the fixed annuity must each be at least $25.

ANNUITY DATE

     Annuity payments under deferred Contracts may begin on the first day of any month before the Annuitant's 75th birthday, as selected by the Contract Owner on a form approved by the Company. However, special rules apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee pension plans ("SEPs"). (See the discussion of required distributions for each plan type under "Federal Tax Matters.")

ANNUITY PAYMENT OPTIONS

     The Annuitant may elect to have the Accumulation Value of the Contract applied on the Annuity Date to any one of the options listed below. The amount applied to effect an annuity will be the Accumulation Value on the tenth day preceding the Annuity Date.

     In most cases, if the Annuitant does not specify one of the options at least thirty days prior to the Annuity Date, annuity payments are made in accordance with the second option, with payments being guaranteed for a ten year period. If the Contract is issued under certain retirement plans, however, fed-eral pension law may require that payments be made pursuant to the fourth option unless otherwise elected. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee. Absent a contrary election at least thirty days in advance, General Account accumulations will be used to provide a fixed annuity, and Separate Account accumulations will be used to provide a variable annuity based on the same Divisions of the Separate Account in which the Contract was invested immediately prior thereto. An Annuitant wishing to receive a lump sum rather than an annuity may surrender the Contract as described below under "Surrender."

     An Annuitant or Beneficiary receiving Annuity Payments under the fifth option can elect at any time, if the Annuitant or Beneficiary has previously elected rights of commutation, to terminate such option and receive the current value of all remaining Annuity Payments owed under the Contract, discounted to present value (at the Assumed Investment Rate previously selected) based on values next determined after the request for such payment is received at the Company's Home Office. A surrender charge will be imposed on the Purchase Payments made within 36 months preceding such election by an Annuitant.

     First Option -- Life Annuity. Variable annuity payments are payable monthly during the lifetime of the Annuitant, and the annuity terminates with the last payment preceding death. This option offers the maximum amount per variable annuity payment since there is no provision for a death benefit for Beneficiaries. It would be possible under this option for the Annuitant to receive only one annuity payment if he died prior to the date of the second payment, two if he died before the third annuity payment date, etc.

     Second Option -- Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain. Variable annuity payments are payable monthly during the lifetime of an Annuitant with the provision that, if the Annuitant dies during the certain period, the Beneficiary may receive monthly payments for the remainder of the certain period.

     Third Option -- Unit Refund Life Annuity. Variable annuity payments are payable monthly during the lifetime of an Annuitant with an additional payment to the Beneficiary at the death of the Annuitant equal to the then-current value of any Annuity Units credited to the Contract at the Annuity Date which have not theretofore been paid out in the form of annuity payments. For this purpose, the number of Annuity Units credited to the Contract at the Annuity Date will be the total value applied to this option divided by the Annuity Unit value at the date used to calculate the first annuity payment.

     Fourth Option -- Joint and Last Survivor Life Annuity. Variable annuity payments are payable monthly during the joint lifetimes of two Annuitants and continue during the lifetime of the surviving Annuitant. This option is designed primarily for couples who require maximum possible variable annuity payments during their joint lives and who are not concerned with providing for Beneficiaries at the death of the last to survive. It would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant died prior to the date of the third payment, etc.

     Fifth Option -- Payments for Designated Period. Annuity payments are payable monthly for a selected number of years between three and fifteen. At any time during such period, if the Annuitant or Beneficiary has previously elected rights of commutation, the Annuitant may elect to receive in one sum the present value of the remaining payments, calculated on the basis of an interest rate per annum equal to that rate used to calculate the Annuitant's first annuity payment. If an election to receive such present value is made by an Annuitant, the surrender charge will be applied to Purchase Payments made within 36 months of the time of the election. Under the federal tax laws, the election of this lump-sum option may be treated in the same manner as a surrender of the Contract. If the Contract is surrendered, usually the full amount received would be includable in income for that year, and, to the extent so included, would be taxed at ordinary rates, subject to possible special tax treatment for some distributions from retirement programs. If payments would amount to less than $25 each, the Company may make payments less frequently than monthly.

ENHANCEMENTS UNDER ANNUITY OPTIONS

     Enhancements of the annuity options described above recently have been made available under the Contracts. These include partial annuitization, flexible payments of varying amounts and inflation protection payments. To the extent some or all of these options do not result in "substantially equal payments" over the life expectancy of the Annuitant, electing such options may result in unfavorable tax consequences to Annuitants under age 59 1/2. (See "Federal Tax Matters.") Additionally certain options may be available with a one to twenty payment certain periods. Further, Option Four is available with a one to twenty payment certain period. Not all of the enhancements are available under each option.

DEATH OF ANNUITANT DURING ANNUITY PERIOD

     If the Annuitant dies during the Annuity Period, the Beneficiary may be entitled to payment of an additional amount or amounts, and may be entitled to certain alternatives discussed below. If, prior to death, the Annuitant had been receiving payments under the first or fourth options, no additional amounts would be due. If, however, the Annuitant had been receiving payments under the second, the third or the fifth options, the Beneficiary may elect one of the following three alternatives:

     1. elect to receive in a lump sum the present value, discounted at the Assumed Investment Rate, of any remaining annuity payments owed under the Contract based on the then-current Annuity Unit value;

     2. elect to continue receiving annuity payments under the terms of the Contract, in which case the Beneficiary would be entitled at any time thereafter to receive the present value of remaining annuity payments, discounted at the Assumed Investment Rate, based on the Annuity Unit value next determined after request for such payment is received at the Company's Home Office; or

     3. elect to have the present value, discounted at the Assumed Investment Rate, of any annuity payments owed on the Contract, based on the then-current Annuity Unit value, applied to the fifth option, either on a fixed or variable basis, or a combination of both, for a period shorter than the period remaining under the annuity option selected by the Annuitant.


SURRENDER


     All or part of the Surrender Value of a Contract may be withdrawn by the Contract Owner at any time before the commencement of annuity payments, provided that the Annuitant is alive at the time of surrender. This right is subject to any restrictions on surrender under applicable law and the employer's plan. The Contract must be returned to and be received by the Company before a total surrender will be effected. (See "Charge for Partial and Total Surrenders" for an explanation of charges which may be assessed upon surrender.)

     The Surrender Value of a Contract at any time is equal to the Accumulation Value under the Contract at the time of surrender, less any surrender charge. For this purpose, the value of an Accumulation Unit is that next computed after the request for surrender is received at the Company's Home Office. There is no assurance that the Surrender Value will equal or exceed the aggregate amount of Purchase Payments at any time.

     A partial surrender will result in a reduction of the Accumulation Value credited to a Contract. The reduction will equal the dollar amount surrendered plus the surrender charge, if any, and will be allocated among the General Account value and the values in the Divisions in the same proportion as the surrender requested by the Contract Owner. The reduction in the number of Accumulation Units credited to a Division of the Separate Account will equal the amount surrendered from that Division plus the surrender charge allocable to that Division, if any, divided by the applicable Accumulation Unit value next computed after the written request for surrender is received at the Company's Home Office. If the entire value under a Division is surrendered in a partial surrender, the dollar amount surrendered will be reduced by the surrender charge allocable to that Division.


     Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.



     Under the Texas State Optional Retirement Program or in many Section 403(b) Contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

     Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:



  - death benefits; and



  - certain small amounts approved by the State of Florida.



     For an explanation of possible adverse tax consequences from a partial redemption or surrender, see "Federal Tax Matters."


     Payments of Surrender Values as well as lump-sum payments available under an annuity option will be made within seven calendar days after receipt of the written request by the Company at its Home Office; however, payments attributable to a Division may be suspended or postponed at any time when redemption of the Fund's shares is suspended or postponed. (See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information for a discussion of the circumstances under which each Fund may suspend or postpone redemption of its shares.) Payments attributable to a Division of the Separate Account may also be suspended or postponed during any period when trading on the New York Stock Exchange is suspended or restricted, when an emergency makes it impracticable for the company fairly to determine the value of its net assets or for such time as the Securities and Exchange Commission may by order permit.

     Occasionally, the Company may receive a request for total or partial surrender which includes Accumulation Values derived from Purchase Payments which have not cleared the banking system. The Company may delay mailing that portion of the Surrender Value which relates to such amounts until the check for the payment has cleared. The Accumulation Unit value used to determine the remaining Surrender Value to be remitted will be on the basis of the valuation next computed after receipt of the request for surrender.

OTHER CONTRACT FEATURES

CHANGE OF BENEFICIARY

     The Beneficiary is designated in the application by the Contract Owner, and may be changed at any time unless such designation has been made irrevocable. Under certain retirement programs, however, spousal consent may be required to name or change a Beneficiary, and the right to name a Beneficiary other than the spouse may be subject to applicable tax laws and regulations. If no Beneficiary is living at the time of an Annuitant's death, any benefits otherwise payable under the Contract to the Beneficiary will be payable to the Annuitant's estate. If a Beneficiary dies while receiving payments under the Contract, and if no other Beneficiary is then living, any remaining benefits owed under the Contract will be paid to such Beneficiary's estate.

REVOCATION

     The Contract Owner may revoke the Contract by returning it to the Company within ten days of delivery or such longer revocation period as is required by state law. The Company will refund any Purchase Payments received for the Contract, unless a larger refund is required by state law.

RESERVATION OF RIGHTS

     The Company reserves the right to amend the Contract (1) to conform with substitutions of investments or (2) to comply with tax or other laws applicable to these types of Contracts. The Company also reserves the right (3) to operate the Separate Account as a management investment company under the 1940 Act, in consideration of receipt of an investment management fee, or in any other form permitted by law, and (4) to deregister the Separate Account under the 1940 Act in the event such registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

     Since it is contemplated that all Contracts offered by this prospectus will be used for retirement programs, reference should be made to specific plan provisions and restrictions, if any, contained in the employers' plan in connection with this description of the Contracts.

     Plan loans from the portion of the Contract attributable to the General Account may be permitted by your employer's plan. Refer to your plan for a description of charges and further information.

FEDERAL TAX MATTERS

GENERAL

     Major changes in federal income tax laws in the past several years may affect the tax treatment of investments in the Contracts. It is not feasible to comment on all of these changes, and Contract Owners should consult a qualified tax advisor for more complete information. Contract Owners should also be aware that future legislation may change some of the rules discussed in the following materials.

TAXES PAYABLE BY PARTICIPANTS AND
ANNUITANTS

     The Contracts offered in connection with this prospectus are used with retirement programs which receive favorable tax deferred treatment under federal income tax law.

     Annuity payments, or other amounts received under all Contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all contracts may be subject to state income tax withholding requirements.

SECTION 403(B) ANNUITIES FOR EMPLOYEES
OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR
PUBLIC EDUCATIONAL INSTITUTIONS

     Purchase Payments. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


     An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,000 ($9,500 before 1998); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $30,000; approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.



     Taxation of Distributions. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.


     Distributions from a section 403(b) annuity contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions in excess of tax deductible medical expenses.

     Required Distributions. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant (or joint life expectancy of the Participant and Beneficiary). Upon the death of the Contract Owner prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract commence within one year of the Contract Owner's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Contract Owner has commenced receiving annuity distributions prior to his death, distributions must continue at least as rapidly as under the method in effect at the date of his death. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule"). The 50% rule will not apply to joint annuitants, if a Participant's spouse is the joint annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Tax-Free Transfers and Rollovers. The IRS has ruled (Revenue Ruling 90-24) that total or partial amounts may be transferred tax free between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts under certain conditions. In addition, section 403(b)(8) of the Code permits tax-free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-
SHARING OR ANNUITY PLANS

     Purchase Payments. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401 or section 403(a) of the Code are excluded from the gross income of the employee for federal income tax purposes. Payments made by an employee generally are made on an after-tax basis, unless they are made on a pre-tax basis by reason of Sections 401(k) or 414(h).

     Taxation of Distributions. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract"). However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age
59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.

     Required Distributions. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

     Tax-Free Rollovers. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a), may be transferred in a tax-free rollover to an individual retirement account or annuity or to another such plan. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.

SECTION 408(B) INDIVIDUAL RETIREMENT ANNUITIES


(OTHER THAN ROTH IRAS)



     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:



 (i) are not active participants in another retirement plan and are not married;



 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;



 (iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $30,000 or less ($25,000 or less prior to 1998; adjusted upward for inflation after 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $50,000 or less ($40,000 or less prior to 1998; adjusted upward for inflation after 1998).



     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.



     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:



 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over



(ii) your applicable IRA deduction limit.



     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.



     Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient. In addition, a 10% penalty tax will be imposed on taxable distributions received before the year in which the recipient attains age 59 1/2, except that distributions made on account of certain events, including death, disability or in the form of substantially equal periodic payments over the life (life expectancy) of the participant (or the participant and beneficiary), are not subject to the penalty tax.


     Required Distributions. The minimum distribution requirements for IRA Contracts are generally the same as described with respect to section 403(b) Annuity Contracts, except that no amounts are exempted from the minimum distribution requirements and, in all events, such distributions must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2.

     Tax-Free Rollovers. Federal law permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing or annuity Contracts or plan or a section 403(b) annuity Contract to an IRA Contract under certain conditions. Amounts accumulated under such a rollover IRA generally may subsequently be rolled over on a tax-free basis to another such plan or section 403(b) annuity Contract. In addition, a tax-free rollover may be made from one IRA to another, provided that not more than one such rollover may be made during any twelve-month period. In order to qualify for tax-free treatment, all rollovers must be completed within 60 days after the distribution is received.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Purchase Payments. Under section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan
(SEP). Employer contributions under an SEP, which generally must be made at a rate representing a uniform percent of the compensation and participating employees, are excluded from the gross income of employees for Federal income tax purposes. Employer contributions to a SEP cannot exceed the lesser of $30,000 or 15% of an employee's compensation for plan years beginning after December 31, 1993.

     Salary Reduction SEPs. Federal tax law allows employees of certain small employers to have contributions made to the SEP on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years. Employees of tax-exempt organizations are not eligible for this type of SEP. No new salary reduction SEPs may be established after 1996.

     Taxation of Distributions. SEP distributions are subject to taxation in the same manner as other IRA distributions.

     Required Distributions. SEP distributions are subject to the same minimum required distribution rules applicable to other IRAs.

     Tax-Free Rollovers. Funds may be rolled over tax free from one SEP to another as long as the rollover is completed within 60 days after the distribution is received and is done no more frequently than once every twelve months.

SECTION 457 UNFUNDED DEFERRED
COMPENSATION PLANS OF PUBLIC
EMPLOYERS AND TAX-EXEMPT
ORGANIZATIONS

     Purchase Payments. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.


     This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,000 (indexed for inflation) or 33 1/3% of the individual's includible compensation. (Includible compensation means compensation from the employer which is currently includable in gross income for federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.



     The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain contracts may remain subject to the claims of the employer's creditors until 1999. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the EDCP provisions.


     Taxation of Distributions. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Distributions Before Separation From Service. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $3,500 for inactive Participants. These distributions are includible in the gross income of the individual in the year in which paid.

     Required Distributions. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as those for qualified plans and section 403(b) annuity contracts except that no amounts are exempted from minimum distribution requirements.

     Tax-Free Transfers and Rollovers. Federal income tax law permits the tax-free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED
COMPENSATION PLANS

     Purchase Payments. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

     Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

     Where a Contract is purchased under a 457 or private employer unfunded deferred compensation plan, it constitutes a non-qualified contract ("Non-Qualified Contract"). Ordinary Non-Qualified Contracts, not sold pursuant to such an employer's plan, are not available under this Contract. Purchase Payments made under ordinary Non-Qualified Contracts are not excludible from the gross income of the Contract Owner or deductible for tax purposes. Private employer unfunded deferred compensation plans, however, allow individuals to defer receipt of up to 100% of compensation which would otherwise be includable in income and to therefore defer the payment of federal income taxes on the amounts. Increases in the Accumulation Value of Non-Qualified Contracts resulting from the investment performance of the Separate Account are not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Accumulation Value.

     Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions.

     Taxation of Distributions. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Tax-Free Transfers and Rollovers. Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

     The charts below compare accumulations attributable to contributions to (1) Contracts purchased with pre-tax contributions under tax-favored retirement programs, (2) Non-Qualified Contracts purchased with after tax contributions and
(3) conventional savings vehicles such as savings accounts.

                           TAX-DEFERRED ACCUMULATION

                                    [CHART]

This hypothetical chart compares the results of contributing $100 per month ($138.89 for the tax-favored program because contributions are before-tax). It assumes a 28% tax rate and an 8% fixed rate of return (before fees and charges). The deduction of fees and charges is reflected in the chart. The dotted lines represent amounts remaining after withdrawal and payment of taxes and any surrender charges. An additional 10% tax penalty may apply to withdrawals before age 59 1/2.

     Unlike savings accounts, contributions to tax-favored retirement programs and non-qualified contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


     To further illustrate the advantages of tax-deferred savings using a 28% federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart shows the actual after-tax amounts that would be received.


     As indicated above, contributions to tax-favored retirement programs are not subject to federal income tax unless and until withdrawn. Accumulations under tax-favored retirement programs are not required to be withdrawn until the later of age 70 1/2 or retirement. There may be restrictions on withdrawals of certain types of contributions before age 59 1/2, separation from service, death, disability or hardship. Withdrawals before age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax, but withdrawals may be eligible for total or partial rollover to an IRA or another retirement program.

     By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost of the investment. The chart below illustrates this principle:

                              PAYCHECK COMPARISON

                                  TAX-FAVORED
                                  RETIREMENT         SAVINGS
                                    PROGRAM          ACCOUNT
                                  -----------        -------
Set Aside......................     $2,500            $2,500
Tax deferred until
  withdrawal...................       (700)               --
Current Out-of-Pocket..........     $1,800            $2,500


     This chart assumes a 28% federal income tax rate. To reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.


FUND DIVERSIFICATION

     Non-qualified contracts, as discussed above, are not sold under this Contract. Separate Account investments for non-qualified contracts are available under other Company Contracts, however.

     Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, each portfolio must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to non-qualified contract Owners. The Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified Contracts.

     The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contract Owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

VOTING RIGHTS

     The Contract Owner during the Accumulation Period, the Annuitant during the Annuity Period, or the Beneficiary after the Annuitant's death, will be entitled to give instructions to the Company as to how Fund shares held in the Divisions of the Separate Account attributable to the Contract should be voted at meetings of shareholders of the Fund or the Series Company. Those persons entitled to give voting instructions will be determined as of the record date for the meeting.

     During the Accumulation Period, each Annuitant (other than Annuitants under Contracts issued in connection with non-qualified and unfunded deferred compensation plans) will have the right to give instructions for those votes, notwithstanding that the Contract Owner may be the Annuitant's employer. Contract Owners will instruct the Company in accordance with such instructions.

     The number of Fund shares held in a Division deemed attributable to a Contract prior to the Annuity Date and during the lifetime of the Annuitant will be determined on the basis of the value of Accumulation Units credited to the Contract as of the record date. On or after the Annuity Date or after the death of the Annuitant, the number of Fund shares deemed attributable to the Contract will be based on the liability for future variable annuity payments to the payee under the Contract as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the Assumed Investment Rate used in determining the number of Annuity Units credited to the Contract and the applicable Annuity Unit value on the record date. During the Annuity Period, the number of votes attributable to a Contract will generally decrease since funds set aside for an Annuitant will decrease.

     Persons who are entitled to vote will receive proxy material and a form on which voting instructions may be given. Fund shares held in the Separate Account or any other registered separate account of the Company or its affiliates that are or are not attributable to annuity contracts as to which no instructions have been received will be voted for or against any proposition in the same proportion as the shares for which voting instructions have been received by that separate account. Fund shares held in unregistered separate accounts of the Company or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if the Company or an affiliate determines that it is permitted to vote any such shares of the Fund in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.


YEAR 2000



YEAR 2000 RISKS



     Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                              PAGE
                                                              ----
General Information.........................................    2
Types of Variable Annuity Contracts.........................    2
Calculation of Surrender Charge.............................    3
     Illustration of Surrender Charge on Total Surrender....    3
     Illustration of Surrender Charge on Partial
      Surrender.............................................    3
Accumulation Unit Value.....................................    4
     Illustration of Calculation of Accumulation Unit
      Value.................................................    4
     Illustration of Purchase of Accumulation Units.........    4
Performance Calculations....................................    4
     Calculation of Yield for Money Market Division Two.....    4
     Illustration of Calculation of Yield for Money Market
      Division Two..........................................    4
     Calculation of Effective Yield for Money Market
      Division Two..........................................    4
     Illustration of Calculation of Effective Yield for
      Money Market Division Two.............................    4
     Standardized Yield for Capital Conservation Division
      One...................................................    5
          Calculation of Standardized Yield.................    5
          Illustration of Calculation of Standardized
          Yield.............................................    5
          Calculation of Average Annual Total Return........    5
Performance Information.....................................    6
     Performance Compared to Market Indices.................    6
     Stock Index Division Ten Performance Compared to S&P
      500 Index.............................................    7
     MidCap Index Division Four Performance Compared to
      Relevant Index........................................    8
     Asset Allocation Division Five Performance Compared to
      S&P 500 Index, Merrill Lynch Corporate and Government
      Master Index, and Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day Index.........    9
     Capital Conservation Division One Performance Compared
      to Merrill Lynch U.S. Corporate High Yield Index and
      Merrill Lynch Corporate Master Index..................   10
     Money Market Division Two Performance Compared to
      Certificate of Deposit Primary Offering by New York
      City Banks, 30 Day Index..............................   11
Annuity Payments............................................   11
     Assumed Investment Rate................................   11
     Amount of Annuity Payments.............................   11
     Annuity Unit Value.....................................   12
     Illustration of Calculation of Annuity Unit Value......   12
     Illustration of Annuity Payments.......................   13
Distribution of Variable Annuity Contracts..................   13
Experts.....................................................   13
Comments on Financial Statements............................   14

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

     I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct The Variable Annuity Life Insurance Company not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand that as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ------------------------------
            Participant/Contract Owner Signature                                Date

Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

Please tear off, complete and return the form below to order a Statement of Additional Information for the Contracts offered under the prospectus (Contract Forms UIT-981). Address the form to any Regional Office, the addresses of which appear on the inside back cover of this prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

--------------------------------------------------------------------------------

                               UIT-981 CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Contract Form UIT-981).

                             (Please Print or Type)

--------------------------------------------------------------------------------

  Name:                                             G.A. #
  ------------------------------------------------  ------------------------------------------------

  Address:                                          Policy: #
  ------------------------------------------------  ------------------------------------------------

  ------------------------------------------------

  Social Security Number:
  ------------------------------------------------


--------------------------------------------------------------------------------

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:


3535 Grandview Parkway


Suite 200


Birmingham, AL 35243


(205) 967-8955

10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
(602) 678-1700
222 South Harbour Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844
1900 O'Farrell St.
Suite 390
San Mateo, CA 94403

(650) 574-5433

165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611
100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700
230 West Monroe

Suite 1900

Chicago, IL 60606
(312) 368-1001

1711 N. Meridian Street


Suite 300

Carmel, IN 46032
(317) 574-7145
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330
1301 West Long Lake Road
Suite 340
Troy, MI 48098

(248) 641-0022

8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099

4266 I-55 North


Suite 108


Jackson, MS 39211


(601) 981-5801

410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840

90 Woodbridge Center Dr.

Suite 300
Woodbridge, NJ 07095

(732) 750-5611

University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529
Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030

Two International Plaza Drive


Suite 601


Nashville, TN 37217


(615) 254-4822

5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515
800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253


   There are also more than thirty-six branch offices located throughout the country.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

            2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019 1-800-44-VALIC


                           TDD NUMBER 1-800-35-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC

             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792

                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC


================================================================================

                                  [VALIC LOGO]
                                 Printed Matter

                       Printed in U.S.A. VA 2620 REV 5/98

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                            UNITS OF INTEREST UNDER
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                            (CONTRACT FORM UIT-981)
        ----------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 1998



This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for the Contracts dated May 1, 1998 and should be read in conjunction with the Prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing the Company, or the Variable Annuity Marketing Company ("the Underwriter"), at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Underwriters or from its registered sales representatives.


                               TABLE OF CONTENTS


                                            Page
                                            ----
General Information.....................      2
Types of Variable Annuity Contracts.....      2
Calculation of Surrender Charge.........      3
  Illustration of Surrender Charge on
     Total Surrender....................      3
  Illustration of Surrender Charge on
     Partial Surrender..................      3
Accumulation Unit Value.................      4
  Illustration of Calculation of
     Accumulation Unit Value............      4
  Illustration of Purchase of
     Accumulation
     Units..............................      4
Performance Calculations................      4
     Calculation of Current Yield for
       Money Market Division Two........      4
     Illustration of Calculation of
       Current Yield for Money Market
       Division Two.....................      4
     Calculation of Effective Yield for
       Money Market Division Two........      4
     Illustration of Calculation of
       Effective Yield for Money Market
       Division Two.....................      4
Standardized Yield for Capital
  Conservation Division One.............      5
     Calculation of Standardized
       Yield............................      5
     Illustration of Calculation of
       Standardized Yield...............      5
     Calculation of Average Annual Total
       Return...........................      5
Performance Information.................      6
  Performance Compared to Market
     Indices............................      6



                                            Page
                                            ----
  Stock Index Division Ten Performance
     Compared to S&P 500 Index..........      7
  MidCap Index Division Four Performance
     Compared to Relevant Index.........      8


  Asset Allocation Division Five
     Performance Compared to S&P 500(R)
     Index, Merrill Lynch Corporate and
     Government Master Index and
     Certificate of Deposit Primary
     Offering by New York City Banks, 30
     Day Index..........................      9
  Capital Conservation Division One
     Performance Compared to Merrill
     Lynch U.S. Corporate High Yield
     Index and Merrill Lynch Corporation
     Master Index.......................     10
  Money Market Division Two Performance
     Compared to Certificate of Deposit
     Primary Offering by New York City
     Banks, 30 Day Index................     11
Annuity Payments........................     11
  Assumed Investment Rate...............     11
  Amount of Annuity Payments............     11
  Annuity Unit Value....................     12
     Illustration of Calculation of
       Annuity Unit Value...............     12
     Illustration of Annuity Payments...     13
Distribution of Variable Annuity
  Contracts.............................     13
Experts.................................     13
Comments on Financial Statements........     14



VA 2620-1, Rev. 5/98

                              GENERAL INFORMATION

     The Variable Annuity Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the State of Texas and is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company also is licensed to write life insurance in all states (other than Connecticut) and the District of Columbia, and annuities in all fifty states and the District of Columbia. The Company is an indirectly wholly owned subsidiary of American General Corporation (formerly American General Insurance Company).

     On April 18, 1979, the Board of Directors of the Company established Separate Account A (the "Separate Account") in accordance with the Texas Insurance Code. The Separate Account is registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act").


     Each Division of the Separate Account invests in the shares of a diversified, open-end, management-type investment company registered under the 1940 Act, or one of thirteen investment portfolios of a diversified, open-end, management investment company registered under the 1940 Act. The Separate Account currently is made up of 33 Divisions, five of which are available as variable investment options under the Contracts (Divisions One, Two, Four, Five and Ten). Divisions Four, Five and Ten also are available through certain other variable annuity contracts issued by the Company through the Separate Account.


TYPES OF VARIABLE ANNUITY
CONTRACTS

     Three types of Contracts are offered in connection with the Prospectus to which this Statement of Additional Information relates:

(1) single payment immediate annuity
     Contracts;

(2) single payment deferred annuity Contracts;
     and

(3) flexible payment deferred annuity Contracts.

     Under single payment Contracts, only one Purchase Payment is made by the Contract Owner. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     Under deferred annuity Contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     Under immediate annuity Contracts, the first annuity payment is made on the first day of the second month after the Purchase Payment is received. During the period before the Annuity Date, the Purchase Payments are invested in the same manner, and the other terms and conditions (including the options and rights of Contract Owners, Annuitants and Beneficiaries) are the same under immediate annuity Contracts as under deferred annuity Contracts.

     The Contracts are non-participating and will not share in any of the profits of the Company.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the prospectus under "Charges Under Variable Annuity Contracts -- Charge for Partial and Total Surrenders." Examples of calculation of the surrender charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.

                              TRANSACTION HISTORY


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/94..........................  Purchase Payment                                     $10,000
2/1/95..........................  Purchase Payment                                       5,000
2/1/96..........................  Purchase Payment                                      15,000
2/1/97..........................  Purchase Payment                                       2,000
7/1/97..........................  Total Surrender Assumes
                                  Accumulation is $38,000



     Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 36 months of Purchase Payments prior to surrender:
      1.   Surrender Charge against Purchase Payment of 2/1/94.........   $    0
      2.   Surrender Charge against Purchase Payment of 2/1/95 (0.05 X
           $5,000).....................................................   $  250
      3.   Surrender Charge against Purchase Payment of 2/1/96 (0.05 X
           $15,000)....................................................   $  750
      4.   Surrender Charge against Purchase Payment of 2/1/97 (0.05 X
           $2,000).....................................................   $  100
           Surrender Charge based on Purchase Payments (1+2+3+4).......   $1,100
 b.   Surrender Charge calculated on the excess over 10% of the
      Accumulation Value at the time of surrender:
      Accumulation Value at time of surrender          $ 38,000
      Less 10% not subject to surrender charge            -3,800
                                                            -----------
      Subject to Surrender Charge                          34,200
                                                                 X  .05
                                                            -----------
      Surrender Charge based on Accumulation
      Value     $   1,710 ..........................                      $1,710
 c.   Surrender Charge is the lesser of a or b.........................   $1,100


             ILLUSTRATION OF SURRENDER CHARGE ON PARTIAL SURRENDER
     Example 2.

                              TRANSACTION HISTORY


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/94..........................  Purchase Payment                                     $ 4,000
2/1/95..........................  Purchase Payment                                           0
2/1/96..........................  Purchase Payment                                           0
2/1/97..........................  Purchase Payment                                       1,000
7/1/97..........................  Partial Surrender (Assumes                           $ 2,500
                                  Accumulation Value is $10,000)


a. Since this is the first partial surrender in this contract year, calculate the excess over 10% of the value of the accumulation units 10% of $10,000 = $1,000

b. The maximum amount upon which surrender charge may be calculated (levied) is $2,500 - $1,000 = $1,500

c. Since only $1,000 has been paid in purchase payments in the 36 months prior to the surrender, the charge can only be calculated on $1,000. Thus, the charge is $1,000 X (0.05) = $50.00

                            ACCUMULATION UNIT VALUE

     The calculation of Accumulation Unit value is discussed in the Prospectus under "Accumulation Period." The following illustrations show a calculation of a new Unit value and the purchase of Accumulation Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF ACCUMULATION UNIT VALUE
     Example 3.

    1.   Accumulation Unit value, beginning of period................  $ 1.800000
    2.   Value of Fund share, beginning of period....................  $21.200000
    3.   Change in value of Fund share...............................  $  .500000
    4.   Gross investment return (3)/(2).............................     .023585
    5.   Daily mortality risk and expense charge.....................     .000027
    6.   Net investment return (4)-(5)...............................     .023558
    7.   Net investment factor 1.000000+(6)..........................    1.023558
    8.   Accumulation Unit value, end of period (1)X(7)..............  $ 1.842404

ILLUSTRATION OF PURCHASE OF ACCUMULATION UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1.   First Periodic Purchase Payment.............................  $    100.00
    2.   Accumulation Unit value on effective date of purchase (see
         Example 3)..................................................  $  1.800000
    3.   Number of Accumulation Units purchased (1)/(2)..............       55.556
    4.   Accumulation Unit value for valuation date following
         purchase (see Example 3)....................................  $  1.842404
    5.   Value of Accumulation Units in account for valuation date
         following
         purchase (3)X(4)............................................  $    102.36

                            PERFORMANCE CALCULATIONS

                          MONEY MARKET DIVISION YIELDS

           CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION TWO


                           7-Day Current Yield: 4.22%


   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION TWO


     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


          CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION TWO

                          7-Day Effective Yield: 4.31%

  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION TWO

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


             EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1) 365/7] -1

            STANDARDIZED YIELD FOR CAPITAL CONSERVATION DIVISION ONE

                       CALCULATION OF STANDARDIZED YIELD


                           Standardized Yield: 5.45%


               ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD

     Example 7.


     The standardized yield quotation based on a 30-day period ending December 31, 1997, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by divid-

ing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                        YIELD = 2 [ ( a - b + 1 )6 -1 ]
                                         cd

     Where:

              a      =  net investment income earned during the period by the Fund attributable to shares owned by the Division
              b      =  expenses accrued for the period (net of reimbursements)
              c      =  the average daily number of Accumulation Units outstanding during the period
              d      =  the maximum offering price per Accumulation Unit on the last day of the period

     Yield is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Example 8.


     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1997, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)n = ERV

     Where:

              P        =  a hypothetical initial Purchase Payment of $1,000
              T        =  average annual total return
              n        =  number of years
              ERV      =  redeemable value at the end of the 1, 3, 5 or 10 year period of a hypothetical $1,000 Purchase Payment made at the
                          beginning of the 1, 3, 5, or 10 year period (or fractional portion thereof)

     The calculation above applies to Contracts offered through the Prospectus and includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 36 months.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of 1, 3, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            PERFORMANCE INFORMATION

PERFORMANCE COMPARED TO MARKET INDICES

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown.

     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the Prospectus. (See, "Performance Information" and "The Funds.")

     These tables compare hypothetical investment performance and percentage changes in Accumulation Unit values with the results of several benchmarks, representing unmanaged market indices. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the Prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the Prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Accumulation Unit value. No sales load, administrative charges, or other expenses have been deducted from the index calculations.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.


     The performance of Capital Conservation Division One may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of approximately 4,300 corporate bond holdings of which assets are rated AAA to BBB-. The average years to maturity of these corporate bond holdings are approximately 12 years.


     The performance of Money Market Division Two may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The Index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.


     The performance of MidCap Index Division Four may be compared to the record of the Standard & Poor's(R) Corporation (S&P(R)) **MidCap 400 Index. The S&P MidCap 400 Index was developed in 1991 by S&P to track the stock market performance of medium-capitalization domestic stocks. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.998 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Composite Stock Price Index ("S&P 500(R) Index") are included in the S&P MidCap 400 Index.



     The performance of Stock Index Division Ten may be compared to the record of the S&P 500 Index. The S&P 500 Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 73% of the market capitalization of the United States equity market. The index is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies.



     The performance of Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the Asset Allocation Fund will invest. The base allocation is 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500 Index. The performance of the intermediate or long-term debt sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corpo-rate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities may be compared to the Certificate of Deposit Primary Offering by New York Banks, 30 Day Index.



     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.


     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

Stock Index Division Ten* Performance Compared to S&P 500 Index**

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JULY 28, 1982


                            STOCK INDEX                                       S&P 500
                            DIVISION TEN                                       INDEX
--------------------------------------------------------------------          --------
07/28/82..................................................  $10,000           $ 10,000
12/31/82..................................................   11,880             13,395
12/31/83..................................................   13,789             16,416
12/31/84..................................................   13,746             17,446
12/31/85..................................................   16,289             22,981
12/31/86..................................................   16,030             27,271
12/31/87..................................................   16,667             28,703
12/31/88..................................................   17,150             33,470
12/31/89..................................................   21,894             44,076
12/31/90..................................................   20,973             42,707
12/31/91..................................................   27,467             55,719
12/31/92..................................................   28,186             59,964
12/31/93..................................................   30,660             66,008
12/31/94..................................................   30,568             66,879
12/31/95..................................................   41,551             92,011
12/31/96..................................................   50,491            113,144
12/31/97..................................................   66,528            150,889


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                                       SINCE
                                    INCEPTION***     10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                    ------------     --------     --------     --------     --------
Investment Division
     Stock Index Division Ten.....     565.28%        299.17%      136.03%      117.64%       31.76%
Benchmark Comparison
     S&P 500 Index................    1408.89%        425.69%      151.63%      125.62%       33.36%


---------------

  * Effective May 1, 1992, AGSPC Quality Growth Fund merged with AGSPC Stock Index Fund, and Division Three was renamed Division Ten.

 ** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400 Index" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

*** This Division was initiated on July 28, 1982.

MidCap Index Division Four* Performance Compared to S&P 500 Index and S&P MidCap 400 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 13, 1982


                                                                     S&P 500              S&P MIDCAP 400
                     DIVISION FOUR                                    INDEX                   INDEX
-------------------------------------------------------          ---------------          --------------
10/13/82................................  $      10,000          $        10,000             $ 10,000
12/31/82................................         10,096                   11,352               11,564
12/31/83................................         11,608                   13,913               14,583
12/31/84................................         11,721                   14,786               14,755
12/31/85................................         13,195                   19,477               20,004
12/31/86................................         13,516                   23,113               23,247
12/31/87................................         12,827                   24,326               22,774
12/31/88................................         14,502                   28,367               27,527
12/31/89................................         17,127                   37,355               37,310
12/31/90................................         15,380                   36,195               35,401
12/31/91................................         18,580                   47,223               53,136
12/31/92................................         20,213                   50,820               59,466
12/31/93................................         22,594                   55,943               67,762
12/31/94................................         21,532                   56,681               65,332
12/31/95................................         27,827                   77,981               85,547
12/31/96................................         32,726                   95,892              102,009
12/31/97................................         42,691                  127,881              134,894


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                                         SINCE
                                      INCEPTION**     10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                      -----------     --------     --------     --------     --------
Investment Division
     Division Four..................    326.91%       232.83%      111.21%       98.27%       30.45%
Benchmark Comparison
     S&P 500 Index..................   1178.81%       425.69%      151.63%      125.62%       33.36%
     S&P MidCap 400 Index...........   1248.94%       492.31%      126.84%      106.48%       32.24%


------------

 * Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. Selected accumulation unit data for the last ten years for this Division appears in the Prospectus. Figures appearing above for the S&P MidCap 400 Index for years prior to 1991 are based on estimates provided by Standard & Poor's for illustrative purposes.

** This Division was initiated on October 13, 1982.

     Asset Allocation Division Five Performance Compared to S&P 500 Index, Merrill Lynch Corporate and Government Master Index and Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 6, 1983


                    ASSET ALLOCATION                                  S&P 500                BLENDED
                      DIVISION FIVE                                    INDEX                 INDEX*
---------------------------------------------------------          -------------          -------------
09/06/83..................................  $      10,000          $      10,000          $      10,000
12/31/83..................................          9,857                 10,156                 10,252
12/31/84..................................          9,853                 10,793                 11,269
12/31/85..................................         11,004                 14,217                 14,177
12/31/86..................................         11,987                 16,871                 16,536
12/31/87..................................         12,862                 17,757                 17,472
12/31/88..................................         13,973                 20,706                 19,669
12/31/89..................................         16,182                 27,267                 24,213
12/31/90..................................         15,634                 26,420                 24,748
12/31/91..................................         18,782                 34,470                 30,404
12/31/92..................................         18,460                 37,095                 32,608
12/31/93..................................         19,973                 40,834                 35,770
12/31/94..................................         19,515                 41,373                 35,769
12/31/95..................................         24,110                 56,921                 45,566
12/31/96..................................         26,519                 69,995                 51,871
12/31/97..................................         32,193                 93,345                 63,251


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                                            SINCE
                                         INCEPTION**    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                                         -----------    --------    --------    --------    --------
Investment Division
     Asset Allocation Division Five....    221.93%      150.29%      74.39%      64.96%      21.40%
Benchmark Comparison
     S&P 500 Index.....................    833.45%      425.69%     151.63%     125.62%      33.36%
     Blended Index*....................    532.51%      262.01%      93.97%      76.83%      21.94%


------------

 * The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments, included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.


** This Division was initiated on September 6, 1983. Effective October 1, 1997 the Timed Opportunity Fund changed its name to the Asset Allocation Fund.

Capital Conservation Division One Performance Compared to Merrill Lynch U.S. Corporate High Yield Index and Merrill Lynch Corporate Master Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE FEBRUARY 11, 1982


                                                                    MERRILL LYNCH U.S.            MERRILL LYNCH
                  CAPITAL CONSERVATION                             CORPORATE HIGH YIELD          CORPORATE MASTER
                      DIVISION ONE                                       INDEX**                      INDEX
---------------------------------------------------------          --------------------          ----------------
02/11/82..................................  $      10,000                        N/A              $      10,000
12/31/82..................................         14,604                        N/A                     13,477
12/31/83..................................         16,618                        N/A                     14,733
10/31/84..................................         17,493              $      17,493                     16,574
12/31/84..................................         17,709                     17,769                     17,121
12/31/85..................................         21,854                     22,143                     21,462
12/31/86..................................         23,417                     25,762                     24,960
12/31/87..................................         23,112                     26,964                     25,420
12/31/88..................................         25,610                     30,597                     27,900
12/31/89..................................         22,285                     31,890                     31,838
12/31/90..................................         19,957                     30,504                     34,185
12/31/91..................................         24,443                     41,053                     40,420
12/31/92..................................         26,285                     48,506                     44,106
12/31/93..................................         29,140                     56,842                     49,588
12/31/94..................................         27,090                     56,163                     47,920
12/31/95..................................         32,384                     67,330                     58,261
12/31/96..................................         32,624                     74,819                     60,236
12/31/97..................................         35,060                     84,414                     66,492


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                                                  SINCE
                                                INCEPTION*   10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                ----------   --------   --------   --------   --------
Investment Division
     Capital Conservation Division One........    250.60%     51.69%     33.38%     29.42%      7.47%
Benchmark Comparison
     Merrill Lynch U.S. Corp High Yield
       Index..................................     **        213.07%     74.03%     50.30%     12.82%
     Merrill Lynch Corporate Master Index.....    564.92%    161.57%     50.75%     38.76%     10.39%


------------

 * This Division was initiated on February 11, 1982.


** The Merrill Lynch U.S. Corporate High Yield Index commenced on October 31,
   1984. The cumulative return since commencement through December 31, 1997 was 382.56%.


     For comparative purposes the hypothetical account value of the A.G. High Yield Accumulation Division was used as the October 31, 1984 initial account value of the Merrill Lynch U.S. Corporate High Yield Index benchmark.

Money Market Division Two Performance Compared to Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index (Primary CD Index)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE FEBRUARY 4, 1982


                                                                                   CERTIFICATE OF DEPOSIT
                      MONEY MARKET                                              PRIMARY OFFERING BY NEW YORK
                      DIVISION TWO                                                CITY BANKS, 30 DAY INDEX
---------------------------------------------------------                       ----------------------------
02/04/82..................................  $      10,000                              $      10,000
12/31/82..................................         11,032                                     11,074
12/31/83..................................         11,893                                     12,068
12/31/84..................................         12,972                                     13,291
12/31/85..................................         13,859                                     14,330
12/31/86..................................         14,590                                     15,221
12/31/87..................................         15,372                                     16,173
12/31/88..................................         16,332                                     17,366
12/31/89..................................         17,622                                     18,871
12/31/90..................................         18,799                                     20,381
12/31/91..................................         19,631                                     21,493
12/31/92..................................         20,067                                     22,171
12/31/93..................................         20,401                                     22,745
12/31/94..................................         20,964                                     23,556
12/31/95..................................         21,907                                     24,721
12/31/96..................................         22,774                                     25,842
12/31/97..................................         23,712                                     27,077


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                                                  SINCE
                                                INCEPTION*   10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                ----------   --------   --------   --------   --------
Investment Division Money Market Division
     Two......................................    137.12%     54.26%     18.16%     13.11%      4.12%
Benchmark Comparison Certificate of Deposit
     Primary Offering by
       New York City Banks, 30 Day Index......    170.77%     67.42%     22.13%     14.95%      4.78%


------------
* This Division was initiated on February 4, 1982.

                                ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of annuity payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable annuity payment option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this Prospectus as follows: 4 1/2%, 5% or 6% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF ANNUITY PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity option for each $1,000 of Accumulation Value (after the deduction for any premium tax) at various ages. These tables are based upon the Progressive Annuity Table assuming births for the year

1900 and an Assumed Investment Rate of 3 1/2% per annum, unless otherwise selected.

     The portion of the first monthly variable annuity payment derived from a Division of the Separate Account is divided by the Annuity Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Annuity Units in each Division represented by the payment.

     The number of such units will remain fixed during the Annuity Period, assuming the Annuitant makes no transfers out of the Division.

     In any subsequent month, the dollar amount of the variable annuity payment derived from each Division is determined by multiplying the number of Annuity Units in that Division by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions of the Separate Account underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed annuity payments are to be made under one of the first four annuity options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed annuity purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

ANNUITY UNIT VALUE

     The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Accumulation Period" in the Prospectus.) The calculation of Annuity Unit value is discussed in the Prospectus under "Annuity Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of variable annuity payments.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

     Example 9.

         1.             Annuity Unit value, beginning of period.....................  $     .980000
         2.             Net investment factor for Period (see Example 3)............       1.023558
         3.             Daily adjustment for 3 1/2% Assumed Investment Rate.........        .999906
         4.             (2)X(3).....................................................       1.023462
         5.             Annuity Unit value, end of period (1)X(4)...................  $    1.002993

                        ILLUSTRATION OF ANNUITY PAYMENTS

     Example 10. Any Annuitant age 65, Life Annuity with 120 Payments Certain

          1.            Number of Accumulation Units at Annuity Date................   10,000.00
          2.            Accumulation Unit value (see Example 9).....................  $     1.800000
          3.            Accumulation Value of Contract (1)X(2)......................  $18,000.00
          4.            First monthly annuity payment per $1,000 of Accumulation
                          Value.....................................................  $     6.57
          5.            First monthly annuity payment (3)X(4)/1,000.................  $   118.26
          6.            Annuity Unit value (see Example 5)..........................  $       .980000
          7.            Number of Annuity Units (5)/(6).............................      120.673
          8.            Assume Annuity Unit value for second month equal to.........  $       .997000
          9.            Second monthly Annuity Payment (7)X(8)......................  $   120.31
         10.            Assume Annuity Unit value for third month equal to..........  $       .953000
         11.            Third monthly Annuity Payment (7)X(10)......................  $   115.00

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified the Contracts for sale in all fifty states and the District of Columbia. The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is the Underwriter as defined above, a wholly-owned subsidiary of the Company. VAMCO's address is 2929 Allen Parkway, Houston, Texas 77019. The Underwriter is a Texas corporation organized in 1970 and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging from 1% to 4.5% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging to 1% of Purchase Payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described in the Prospectus under "Charges Under Variable Annuity Contracts.")


     Pursuant to its underwriting agreement with the Underwriter and the Separate Account, the Company reimburses the Underwriter for reasonable sales expenses, including overhead expenses. Sales commissions attributable to the Contracts paid by the Company for the years 1995, 1996, and 1997 were $61,000, $42,000 and $31,000 respectively.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the financial statements of the Company's Separate Account A at December 31, 1997 and for each of the two years in the period then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions One, Two, Four, Five and Ten are the only Divisions available under Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1997.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT AUDITORS


To the Board of Directors
The Variable Annuity Life Insurance Company


         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


Houston, Texas
February 18, 1998


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED BALANCE SHEET

AT DECEMBER 31
IN THOUSANDS


                                                                                                 1997           1996
                                                                                              -----------    -----------
ASSETS               Investments - Notes 2, 6, 7, 8:
                        Fixed maturity securities
                           (amortized cost: $20,651,381 in 1997 and $19,667,491 in 1996)      $21,641,084    $20,189,473
                        Equity securities (cost: $5,581 in 1997 and $8,624 in 1996)                 5,456          8,589
                        Mortgage loans on real estate                                           1,259,029      1,349,855
                        Real estate, net of accumulated depreciation
                           of $69 in 1997 and $69 in 1996                                          28,569         37,130
                        Policy loans                                                              719,127        639,200
                        Other long-term invested assets                                            45,474         35,945
                        Short-term investments                                                     60,904         53,000
                                                                                              -----------    -----------
                           Total investments                                                   23,759,643     22,313,192
                                                                                              -----------    -----------
                     Investment income receivable                                                 347,358        315,118
                     Cash                                                                          32,181         24,360
                     Receivable for securities sold                                                32,825         18,654
                     Deferred policy acquisition costs - Note 3                                   392,346        557,748
                     Due from reinsurer, net                                                       14,545         15,700
                     Other assets                                                                  52,104         45,798
                     Assets held in Separate Accounts                                          10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total assets                                                       $35,195,222    $30,424,982
                                                                                              -----------    -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                   $21,994,804    $21,067,429
                     Payable for securities purchased                                              19,027            575
                     Remittances not allocated                                                     79,392         66,473
                     Commissions, general expenses, and taxes (other than income taxes)            39,546         41,642
                     Other liabilities                                                             61,756         75,636
                     Income tax liabilities - Note 4                                              377,072        265,160
                     Liabilities related to Separate Accounts                                  10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total liabilities                                                   33,135,817     28,651,327
                                                                                              -----------    -----------
STOCKHOLDER'S        Common stock (voting) par value $1 per share, 5,000 shares authorized
EQUITY                  and 3,575 issued and outstanding in 1997 and 1996 - Note 5                  3,575          3,575
                     Additional paid-in capital                                                   710,624        459,281
                     Retained earnings                                                          1,038,731      1,143,947
                     Net unrealized gains - Note 2                                                306,475        166,852
                                                                                              -----------    -----------
                           Total stockholder's equity                                           2,059,405      1,773,655
                                                                                              -----------    -----------
                           Total liabilities and stockholder's equity                         $35,195,222    $30,424,982
                                                                                              -----------    -----------

                 See notes to consolidated financial statements.



--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF INCOME

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                         1997            1996            1995
                                                                                      -----------     -----------     -----------
REVENUES             Surrender charges                                                $    12,405     $    12,348     $     9,967
                     Mortality charges                                                     94,162          59,955          34,965
                     Expense charges                                                        6,102           5,654           5,122
                     Net investment income - Note 2                                     1,729,541       1,654,496       1,597,681
                     Net reinsurance income                                                 1,303           1,528           1,573
                     Realized investment gains (losses) - Note 2                           20,235          21,551          (7,149)
                     Other income                                                          15,320          10,920           6,878
                                                                                      -----------     -----------     -----------
                        Total revenues                                                  1,879,068       1,766,452       1,649,037
                                                                                      -----------     -----------     -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts         1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                           Total costs                                                  1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                     Expenses:
                        Commissions                                                       110,960          97,630
                                                                                                                           84,670
                        Salaries                                                           58,873          54,016          48,227
                        Data processing                                                    14,876          12,088          13,200
                        Postage and telephone                                              12,253          11,308          10,710
                        Sales promotion                                                    10,161          10,394           9,361
                        Depreciation expense on furniture and equipment                     8,964           8,920           8,924
                        Rent                                                                7,931           7,524           7,477
                        Taxes, licenses, and fees                                           6,874           6,208           4,989
                        Printing and supplies                                               4,496           5,290           4,721
                        Guaranty association assessments - Note 9                              30           2,678          18,961
                        Other expenses                                                     35,172          27,223          22,665
                        Amortization of deferred policy acquisition costs - Note 3         42,101          31,201          16,841
                        Policy acquisition costs deferred - Note 3                       (137,655)       (116,818)       (104,702)
                                                                                      -----------     -----------     -----------
                           Total expenses                                                 175,036         157,662         146,044
                                                                                      -----------     -----------     -----------
                           Total costs and expenses                                     1,461,046       1,401,655       1,350,030
                                                                                      -----------     -----------     -----------
EARNINGS             Income before income tax expense                                     418,022         364,797         299,007
                     Income tax expense - Note 4                                          144,238         124,370          99,720
                                                                                      -----------     -----------     -----------
                        Net income                                                    $   273,784     $   240,427     $   199,287
                                                                                      -----------     -----------     -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                       1997            1996            1995
                                                                    -----------     -----------     -----------
COMMON STOCK            Balance at beginning and end of year        $     3,575     $     3,575     $     3,575
                                                                    -----------     -----------     -----------
ADDITIONAL              Balance at beginning of year                    459,281         384,126         382,733
PAID-IN-CAPITAL            Capital contribution from stockholder        251,343          75,155           1,393
                                                                    -----------     -----------     -----------
                        Balance at end of year                          710,624         459,281         384,126
                                                                    -----------     -----------     -----------
RETAINED                Balance at beginning of year                  1,143,947       1,014,520         910,233
EARNINGS                   Net income                                   273,784         240,427         199,287
                           Dividends paid to stockholder               (379,000)       (111,000)        (95,000)
                                                                    -----------     -----------     -----------
                        Balance at end of year                        1,038,731       1,143,947       1,014,520
                                                                    -----------     -----------     -----------
NET UNREALIZED          Balance at beginning of year                    166,852         396,620        (563,481)
INVESTMENT                 Change during year                           139,623        (229,768)        960,101
GAINS(LOSSES)                                                       -----------     -----------     -----------
                        Balance at end of year                          306,475         166,852         396,620
                                                                    -----------     -----------     -----------
STOCKHOLDER'S
EQUITY                  Balance at end of year                      $ 2,059,405     $ 1,773,655     $ 1,798,841
                                                                    -----------     -----------     -----------

                        See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                        1997             1996             1995
                                                                                    ------------     ------------     ------------
OPERATING            Net income                                                     $    273,784     $    240,427     $    199,287
ACTIVITIES           Reconciling adjustments to net cash provided by operating
                      activities:
                        Insurance and annuity liabilities                              1,286,010        1,243,993        1,203,986
                        Deferred policy acquisition costs                                (95,554)         (85,617)         (87,861)
                        Other, net                                                       (51,241)         (50,233)          28,179
                                                                                    ------------     ------------     ------------
                           Net cash provided by operating activities                   1,412,999        1,348,570        1,343,591
                                                                                    ------------     ------------     ------------
INVESTING            Investment purchases                                            (18,403,013)     (14,883,271)      (9,671,304)
ACTIVITIES           Investment calls, maturities, and sales                          17,500,312       13,897,479        8,025,420
                     Net (increase) decrease in short-term investments                    (7,904)         (13,722)         120,745
                                                                                    ------------     ------------     ------------
                           Net cash used for investing activities                       (910,605)        (999,514)      (1,525,139)
                                                                                    ------------     ------------     ------------
FINANCING            Policyholder account deposits                                     3,385,303        2,896,090        2,553,928
ACTIVITIES           Policyholder account withdrawals                                 (1,427,005)      (1,276,008)        (996,324)
                     Transfers to Separate Accounts                                   (2,325,214)      (1,936,727)      (1,273,778)
                     Capital contribution from stockholder                               251,343           75,155            1,607
                     Dividends paid                                                     (379,000)        (111,000)         (95,000)
                                                                                    ------------     ------------     ------------
                           Net cash used for or provided by financing activities        (494,573)        (352,490)         190,433
                                                                                    ------------     ------------     ------------
NET CHANGE           Net increase (decrease) in cash                                       7,821           (3,434)           8,885
IN CASH              Cash at beginning of year                                            24,360           27,794           18,909
                                                                                    ------------     ------------     ------------
                           Cash at end of year                                      $     32,181     $     24,360     $     27,794
                                                                                    ------------     ------------     ------------


                     See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1997
ALL DOLLAR AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA

                                        1
--------------------------------------------------------------------------------
                         SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

1.1    INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives. VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2    PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation. Certain items in the prior years' financial statements have been reclassified to conform with the 1997 presentation. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3    ACCOUNTING CHANGES

     NEW ACCOUNTING STANDARDS NOT YET ADOPTED. In June 1997, the Financial Accounting Standards Board (FASB) issued SFAS 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning first quarter 1998, VALIC must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact VALIC's consolidated results of operations or financial position.

1.4    INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. All fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired.
VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5    DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains (losses) on securities included in stockholder's equity, consistent with the treatment of the related investment security.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.5    DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     CALL SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on VALIC's ability to manage interest crediting rates. Call swaptions allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

     Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) in securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains (losses) on securities within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7    SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than the company. Consequently, the insurer's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8    POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest paid at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9    RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense, and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.

1.10   INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

         A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in net unrealized gains (losses) in stockholder's equity.




--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.11   STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                                           1997           1996           1995
                                        ----------     ----------     ----------
Net income                              $  237,719     $  213,686     $  157,622
                                        ----------     ----------     ----------
Stockholder's equity                    $1,189,278     $1,077,366     $  926,654
                                        ----------     ----------     ----------

                                        2
--------------------------------------------------------------------------------
                                   INVESTMENTS
--------------------------------------------------------------------------------


2.1    INVESTMENT INCOME

     Income by type of investment was as follows:

                                         1997            1996            1995
                                      ----------      ----------      ----------
Non-affiliated fixed
  maturity securities                 $1,562,802      $1,471,879      $1,414,644
Affiliated fixed
  maturity securities                      2,588           2,851           3,181
Equity securities                            483             782           4,281
Mortgage loans on
  real estate                            123,591         140,492         149,974
Other                                     53,543          51,040          36,473
                                      ----------      ----------      ----------
  Gross investment income              1,743,007       1,667,044       1,608,553
  Investment expenses                     13,466          12,548          10,872
                                      ----------      ----------      ----------
    Net investment income             $1,729,541      $1,654,496      $1,597,681
                                      ----------      ----------      ----------

     The carrying value of investments that produced no investment income during 1997 totaled $12,516 or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1997.

2.2    REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                           1997           1996           1995
                                         --------       --------       --------
Fixed maturity securities                $  6,075       $  1,417       $    832
Equity securities                              21         15,795          7,706
Mortgage loans on
real estate                                21,647          4,635        (24,465)
Real estate                                 3,802            389          3,767
Other                                     (11,310)          (685)         5,011
                                         --------       --------       --------
  Realized investment gains
     (losses) before taxes                 20,235         21,551         (7,149)
Income tax expense (benefit)                7,082          7,543         (1,414)
                                         --------       --------       --------
   Net realized investment
     gains (losses)                      $ 13,153       $ 14,008       $ (5,735)
                                         --------       --------       --------

     Proceeds from sales of fixed maturity securities were $3,269,801, $3,052,550, and $1,432,183 during 1997, 1996, and 1995, respectively. Gross gains of $23,967, $28,173, and $15,722 and gross losses of $22,489, $36,802, and
$30,518, were realized on those sales during 1997, 1996, and 1995, respectively.

2.3    FIXED MATURITY AND EQUITY SECURITIES

     Valuation. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost       Gross Unrealized Gains
                                     -------------------------   ---------------------
                                         1997          1996         1997       1996
                                     -----------   -----------   ----------   --------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $   175,771   $   219,426   $   25,101   $ 20,025
Obligations of states and
  political subdivisions                  32,264        32,308        1,193        840
Debt securities issued by
  foreign governments                    248,838       241,908       14,018     10,958
Corporate securities                  15,207,118    13,211,735      755,877    457,461
Mortgage-backed securities             4,959,198     5,932,878      214,418    150,021
Affiliated fixed maturity securities      28,192        29,236           67       --
                                     -----------   -----------   ----------   --------
  Total fixed maturity securities    $20,651,381   $19,667,491   $1,010,674   $639,305
                                     -----------   -----------   ----------   --------
Equity securities                    $     5,581   $     8,624   $      114   $     61
                                     -----------   -----------   ----------   --------
                                    Gross Unrealized Losses            Fair Value
                                    -----------------------   -------------------------
                                       1997         1996           1997          1996
                                    ---------    ----------   -----------   -----------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $     (3)   $    (465)   $   200,869   $   238,986
Obligations of states and
  political subdivisions                    _         (197)        33,457        32,951
Debt securities issued by
  foreign governments                  (1,988)        (122)       260,868       252,744
Corporate securities                  (16,179)     (76,389)    15,946,816    13,592,807
Mortgage-backed securities             (2,801)     (40,150)     5,170,815     6,042,749
Affiliated fixed maturity securities     --           --           28,259        29,236
                                     --------    ---------    -----------   -----------
  Total fixed maturity securities    $(20,971)   $(117,323)   $21,641,084   $20,189,473
                                     --------    ---------    -----------   -----------
Equity securities                    $   (239)   $     (96)   $     5,456   $     8,589
                                     --------    ---------    -----------   -----------



--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


2.3    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:

                                                     Amortized           Fair
                                                       Cost              Value
                                                    -----------      -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                              $   103,239      $   104,677
   In years two through five                          4,106,448        4,284,682
   In years six through ten                           7,443,520        7,812,438
   After ten years                                    3,842,984        4,067,083
Mortgage-backed securities                            5,155,190        5,372,204
                                                    -----------      -----------
   Total fixed maturity securities                  $20,651,381      $21,641,084
                                                    -----------      -----------

          Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4    NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in stockholder's equity at December 31 were as follows:

                                                       1997            1996
                                                    -----------     -----------
Gross unrealized gains                              $ 1,010,788     $   639,366
Gross unrealized losses                                 (21,210)       (117,419)
DPAC adjustments                                       (511,037)       (261,363)
Deferred federal income taxes                          (172,066)        (93,732)
                                                    -----------     -----------
  Net unrealized gains
    on securities                                   $   306,475     $   166,852
                                                    -----------     -----------

2.5    MORTGAGE LOANS ON REAL ESTATE

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

2.5    MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

     At December 31 the mortgage loan portfolio was distributed as follows:

                                                         1997           1996
                                                      -----------    -----------
Geographic distribution:
  Atlantic                                            $   614,627    $   656,073
  Pacific and Mountain                                    355,006        406,948
  Central                                                 310,535        331,411
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------
Property type:
  Office                                              $   467,326    $   456,818
  Retail                                                  396,934        451,668
  Industrial                                              246,241        221,532
  Apartments                                              145,272        190,583
  Residential and other                                    24,395         73,831
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                               1997           1996           1995
                                            -----------    -----------    -----------
Balance at January 1                        $    44,577    $    54,213    $    55,665
Provision for mortgage
  loan losses                                   (18,178)        (2,967)        25,418
Deductions                                       (5,260)        (6,669)       (26,870)
                                            -----------    -----------    -----------
  Balance at December 31                    $    21,139    $    44,577    $    54,213
                                            -----------    -----------    -----------


     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                                              1997         1996
                                                           ----------   ----------
Impaired loans:
 With allowance*                                           $   28,317   $   46,346
 Without allowance                                               --            236
                                                           ----------   ----------
    Total impaired loans                                   $   28,317   $   46,582
                                                           ----------   ----------
Average investment                                         $   37,449   $   56,163
Interest income earned                                          2,887        4,816
Interest income - cash basis                                     --          4,617
                                                           ----------   ----------

* Represents gross amounts before allowance for mortgage loan losses of $9,317 and $6,848, respectively.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        3
--------------------------------------------------------------------------------
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)
--------------------------------------------------------------------------------

     DPAC at December 31, and the components of the change for the years then ended, were as follows:

                                    1997         1996         1995
                                 ---------    ---------    ---------
Balance at January 1             $ 557,748    $ 182,546    $ 910,479
Deferrals:
  Commissions                       76,327       62,760       52,959
  Other acquisition costs           61,328       54,058       51,743
Amortization:
  Accretion of interest             65,388       59,810       54,086
  Operating earnings              (107,489)     (91,011)     (70,927)
Offset to realized
  (gains) losses                   (11,282)        (676)       4,991
Effect of net unrealized
  (gains) losses on securities    (249,674)     290,261     (820,785)
                                 ---------    ---------    ---------
Balance at December 31           $ 392,346    $ 557,748    $ 182,546
                                 ---------    ---------    ---------

                                        4
--------------------------------------------------------------------------------
                                  INCOME TAXES
--------------------------------------------------------------------------------

4.1    TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

4.2    TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                          1997           1996
                                                       ---------      ---------
Current tax liabilities (assets)                       $   2,027      $  (4,551)
                                                       ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments                      368,591        201,122
  DPAC                                                   134,541        192,815
  Other                                                   18,576          8,025
                                                       ---------      ---------
     Total deferred tax liabilities                      521,708        401,962
                                                       ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                                       (138,555)      (118,595)
  Basis differential of investments                       (1,545)        (6,219)
  Other                                                   (6,563)        (7,437)
                                                       ---------      ---------
     Total deferred tax assets                          (146,663)      (132,251)
                                                       ---------      ---------
       Net deferred tax liabilities                      375,045        269,711
                                                       ---------      ---------
             Total income tax liabilities              $ 377,072      $ 265,160
                                                       ---------      ---------

4.3    TAX EXPENSE

Components of income tax expense were as follows:

                                            1997          1996          1995
                                         ----------    ----------    ----------
Current:
  Federal                                $  114,138    $   99,560    $   99,273
  State                                       3,099         2,842         3,224
                                         ----------    ----------    ----------
    Total current income
       tax expense                          117,237       102,402       102,497
                                         ----------    ----------    ----------
Deferred, applicable to:
  DPAC                                       29,113        29,308        32,174
  Policy reserves                           (14,920)      (18,581)      (28,780)
  Basis differential of
     investments                              3,569         2,754          (786)
  Other, net                                  9,239         8,487        (5,385)
                                         ----------    ----------    ----------
    Total deferred income
       tax expense (benefit)                 27,001        21,968        (2,777)
                                         ----------    ----------    ----------
         Income tax expense              $  144,238    $  124,370    $   99,720
                                         ----------    ----------    ----------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                       1997            1996            1995
                                     ---------       ---------       ---------
Federal income tax rate                     35%             35%             35%
Income tax expense at
  applicable rate                    $ 146,308       $ 127,679       $ 104,652
Dividends received
  deduction                             (5,212)         (4,935)         (3,883)
Tax-exempt interest (ESOP)              (3,326)         (3,865)         (4,426)
State income taxes                       3,695           3,311           2,918
Other items                              2,773           2,180             459
                                     ---------       ---------       ---------
  Income tax expense                 $ 144,238       $ 124,370       $  99,720
                                     ---------       ---------       ---------

     Federal income taxes paid in 1997, 1996, and 1995 were $106,338, $114,478, and $52,790, respectively. State income taxes paid in 1997, 1996, and 1995 were $2,978, $3,060, and $2,653, respectively.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        5
--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting, and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1998 is $233,582.

                                        6
--------------------------------------------------------------------------------
                        DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Interest rate and currency swap agreements related to investment securities at December 31, 1997 were as follows:

Interest rate swap agreements to pay fixed rate
  Notional amount                                                 $   107,000
  Average receive rate                                                   6.92%
  Average pay rate                                                       6.25
                                                                  -----------
Currency swap agreements (receive U.S.$/pay Canadian$)
  Notional amount (in U.S.$)                                      $   123,326
  Average exchange rate                                                  1.49
                                                                  -----------

  During 1997, VALIC purchased call swaptions that expire in 1998. These call swaptions had a notional amount of $1.15 billion and strike rates ranging from 4.5% to 5.5% at December 31, 1997. Should the strike rates remain below market rates, the call swaptions will expire and VALIC's exposure would be limited to the premiums paid.

                                        7
--------------------------------------------------------------------------------
                       FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                   1997                             1996
                                         --------------------------      --------------------------
                                            Fair          Carrying          Fair         Carrying
                                            Value          Amount           Value         Amount
                                         -----------    -----------      -----------    -----------
Assets

  Fixed maturity and equity securities   $21,646,540*   $ 21,646,540*    $20,198,062*   $20,198,062

  Mortgage loans on real estate            1,288,702      1,259,029        1,352,994      1,349,855

  Policy loans                               721,089        719,127          637,870        639,200

Liabilities

  Insurance investment contracts          21,536,809     21,994,804       19,753,088     21,067,429
                                         -----------    -----------      -----------    -----------

* Includes derivative financial instruments with negative fair value of $2,967 in 1997 and negative fair value of $7,872 in 1996.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        8
--------------------------------------------------------------------------------
                     TRANSACTIONS WITH AFFILIATED COMPANIES
--------------------------------------------------------------------------------

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1997 were as follows:

     Operating expenses include $22,061 in 1997, $17,533 in 1996, and $21,173 in 1995 for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities, and investment expenses. Interest paid on borrowings from AGC totaled $501 in 1997, $455 in 1996, and $1,662 in 1995.

     On November 4, 1982, VALIC invested $11,853 in 13 1/2% Restricted Subordinated Notes due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1997, 1996, and 1995. VALIC recognized $1,292 in interest income during 1997, $1,372 for 1996, and $1,452 for 1995.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock, and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1997, 1996, and 1995. VALIC recognized $1,296, $1,479, and $1,729 of interest income on the note during 1997, 1996, and 1995, respectively.

     On September 30, 1995, VALIC received a capital contribution from AGL of electronic data processing equipment with a book value of $1,575 and a related tax liability of $214.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $379,000, $106.01 per share; $111,000, $31.05 per share; and $95,000, $26.57 per share, in 1997, 1996, and 1995, respectively.

     VALIC received capital contributions of $250,000 and $75,000 from AGL on March 31, 1997 and December 30, 1996, respectively.

     VALIC acquired from American General Life and Accident Insurance Company bonds of various issuers at a cost of $22,154 and $25,892 on January 30, 1997 and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired from Western National Life Insurance Company bonds of various issuers at a cost of $129,715.

                                        9
--------------------------------------------------------------------------------
                          COMMITMENTS AND CONTINGENCIES
--------------------------------------------------------------------------------

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $30, $2,678, and $18,961, for the years ended December 31, 1997, 1996, and 1995, respectively. The accrued liability for anticipated assessments was $7,402, $13,661, and $20,249, at December 31, 1997, 1996, and 1995, respectively. The 1997 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       10
--------------------------------------------------------------------------------
                             EMPLOYEE BENEFIT PLANS
--------------------------------------------------------------------------------


10.1   PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to continue annually no more than the maximum amount that can be deducted for federal income tax purposes.



--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


10.1   PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                          1997           1996          1995
                                       ----------     ----------    ----------
Service cost (benefits earned)
  during period                        $    1,045     $      917    $      601
Interest cost on projected
  benefit obligation                        1,034            843           635
Actual return on plan assets               (2,734)        (2,785)       (1,249)
Amortization of unrecognized
  net asset existing at date of
  initial application                        --              (23)          (72)
Amortization of unrecognized
  prior service cost                           45             44            44
Deferral of net asset gain                  1,933          2,210           749
                                       ----------     ----------    ----------
  Total pension expense                $    1,323     $    1,206    $      708
                                       ----------     ----------    ----------
Weighted-average discount rate
  on benefit obligation                      7.25%        7.50 %          7.25%
Rate of increase in
  compensation levels                        4.00%        4.00 %          4.00%
Expected long-term rate of
  return on plan assets                     10.00%       10.00 %         10.00%
                                       ----------     ----------    ----------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1997 and 1996 for VALIC's defined benefit pension plan:

                                                          1997           1996
                                                       -----------    -----------
Actuarial present value of benefit obligation:
  Vested                                               $    10,919    $     8,265
  Nonvested                                                  1,485          1,251
                                                       -----------    -----------
Accumulated benefit obligation                              12,404          9,516
Effect of increase in compensation levels                    3,340          2,474
                                                       -----------    -----------
Projected benefit obligation                                15,744         11,990
Plan assets at fair value                                   11,759          9,120
                                                       -----------    -----------
Projected benefit obligation in excess of
  plan assets                                               (3,985)        (2,870)
Unrecognized net gain                                        1,367          1,266
Unrecognized prior service cost                                 18             62
                                                       -----------    -----------
    Net pension liability                              $    (2,600)   $    (1,542)
                                                       -----------    -----------

     Equity and fixed maturity securities were 63% and 28%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

10.2   POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through American General Corporation, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree and medical and dental plans are unfunded and self-insured. Postretirement benefit expense in 1997, 1996, and 1995 was $295, $282, and $228, respectively.

     The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities at December 31 were as follows:

                                                          1997          1996
                                                       ---------     ---------
Actuarial present value of benefit obligations
  Retirees                                             $       8     $      21
  Fully eligible active plan participants                    151           103
  Other active plan participants                           2,082         1,479
                                                       ---------     ---------
Accumulated postretirement
  benefit obligations                                      2,241         1,603
Unrecognized net gain                                       (452)          (66)
Net funding                                                   (5)          (17)
                                                       ---------     ---------
    Accrued benefit cost                               $   1,784     $   1,520
                                                       ---------     ---------
Discount rate on postretirement
  benefit obligations                                       7.25%         7.50%
                                                       ---------     ---------

                                       11
--------------------------------------------------------------------------------
                         IMPACT OF YEAR 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     VALIC is in the process of modifying its computer systems to be Year 2000 compliant and expects to substantially complete this project during 1998. During 1997, VALIC incurred and expensed $6.0 million (pretax) related to this project. VALIC estimates that it will incur future costs in excess of $9.3 million (pretax) for additional internal staff, third-party vendors, and other expenses to render its systems Year 2000 compliant.

     The costs of the project and the date on which VALIC believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.


--------------------------------------------------------------------------------

================================================================================
                               PRESIDENT'S LETTER                             1
================================================================================


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1997, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

During 1997 equity markets produced returns well above those of 1996. The stock market, as measured by the Standard & Poor's 500 Index (S&P 500(R)) had a total return of 33.36%. The mid-sized companies followed closely, with the Standard & Poor's MidCap 400 (MidCap 400) earning 32.24% and the Russell 2000(R) producing 22.36%.

The average mutual fund returns showed greater variability than that evidenced by the broader averages. In the large capitalization area, growth and value were rather close with one year returns of 26.45% and 26.60% respectively. However, the mid-cap sector experienced wide variability with growth returning 15.53% and value returning 26.80%. A somewhat similar experience occurred in the small-cap arena where growth funds provided average returns of 14.42% while the value sector returned 27.75%. The orientation of any specific fund was a major factor in the performance differences.

The yield on the 30-year treasury bond opened the year at 6.64% and rose during the spring on fears the strengthening economy would force the Federal Reserve
(Fed) to push up short-term rates. On March 25, the Fed raised the Fed Funds rate 0.25%; subsequently on April 14, the 30-year T-bond yield hit 7.17%. Later in April, as fears of further rate hikes subsided and inflation fell, yields began to fall and bond prices rose.

The second half of the year, marked by low inflation and little fear of Fed action, was a good period for the fixed-income investor. A strong dollar, aided by the turmoil and uncertainty in Asia, encouraged investors to flee to the safety of U.S. bonds.

The European markets were positive throughout the year as home market and cross border mergers boosted returns and dollar-sensitive exporters had strong sales and profits. Asian markets were decimated in the fourth quarter as a fearsome currency, banking and debtor crisis started in Thailand and spread to most Pacific Rim economies.

Throughout the developed world international bond prices rallied and yields declined to thirty year lows. Inflation was minimal and most nations pursued sound fiscal policy. The Asian crisis helped as investors bought high quality government bonds as a safe haven asset allocation.

If you have any questions about your contract or this report, we would be happy to hear from you.



                                  Respectfully,

                                  /s/ THOMAS L. WEST, JR.

                                  Thomas L. West, Jr., President and CEO
                                  The Variable Annuity Life Insurance Company



February 6, 1998



This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks Of
Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                              PRESIDENT'S LETTER
================================================================================


                                                                                                                ONE YEAR
                                                                                                              TOTAL RETURNS
                                                     GROUP                            PORTFOLIO  PORTFOLIO   FOR YEAR ENDING
                                                     UNIT               INDEPENDENCE  DIRECTOR   DIRECTOR      DECEMBER 31,
                                                   PURCHASE    IMPACT       PLUS          1          2      ------------------
                                                   DIVISION   DIVISION    DIVISION    DIVISION   DIVISION   1997          1996
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund...........       --          --         11          11          --      1.18%        5.75%
   Putnam Global Growth Fund...................       --          --         --          --          28     12.20        15.37
   Templeton Foreign Fund......................       --          --         --          --          32      5.57        16.74
   Templeton International Fund................       --          --         --          20          --     12.54        22.50

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund.............       --          --         --          17          17      1.57        12.68
   AGSPC Small Cap Index Fund..................       --          --         14          14          --     21.18        15.57
   Dreyfus Small Cap Portfolio.................       --          --         --          18          --     15.37        15.14
   Putnam New Opportunities Fund...............       --          --         --          --          26     21.31         9.70
   Putnam OTC & Emerging Growth Fund...........       --          --         --          --          27      9.08         3.53

GROWTH
   AGSPC Growth Fund...........................       --          --         --          15          15     19.80        18.18
   AGSPC MidCap Index Fund.....................       --           4          4           4          --     30.45        17.61
   American Century -
      Twentieth Century Ultra Fund.............       --          --         --          --          31     21.74        12.43
   Founders Growth Fund........................       --          --         --          --          30     25.25        15.35

GROWTH & INCOME
   AGSPC Growth & Income Fund..................       --          --         --          16          --     22.60        22.10
   AGSPC Social Awareness Fund.................       --          --         12          12          12     32.52        22.75
   AGSPC Stock Index Fund .....................    10A, 10B       10D        10C         10C         10C    31.77        21.53
   Neuberger&Berman Guardian Trust.............       --          --         --          --          29     16.66        16.54
   Scudder Growth and Income Fund..............       --          --         --          --          21     28.80        20.63
   Vanguard/Windsor II.........................       --          --         --          --          24     30.70        22.56

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund.............       --          --         --          19          --     14.07        17.40

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund.................       --           5          5           5          --     21.40         9.99
   Vanguard/Wellington Fund....................       --          --         --          --          25     21.65        14.69

CURRENT INCOME
   AGSPC Intl Government Bond Fund.............       --          --         13          13          13     (5.79)        3.36

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund.............       --           1          7           7          --      7.49         0.75
   AGSPC Government Securities Fund............       --          --          8           8          --      7.83         0.90
   Vanguard Fixed Income Securities Fund -
      Long-Term Corporate Portfolio............       --          --         --          --          22     12.32        (0.72)
   Vanguard Fixed Income Securities Fund -
      Long-Term U. S. Treasury Portfolio.......       --          --         --          --          23     12.44        (3.08)

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund.....................       --           2          6           6           6      4.13         3.97



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                              FINANCIAL STATEMENTS                            3
================================================================================


STATEMENT OF NET ASSETS
December 31, 1997

ASSETS:                                                               ALL DIVISIONS
                                                                     ---------------
Total investment in shares of mutual funds, at market
   (cost $8,087,103,381) ........................................    $10,324,166,205
Balance due from VALIC general account ..........................          3,148,203
                                                                     ---------------
NET ASSETS ......................................................    $10,327,314,408
                                                                     ===============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
         (Net of applicable contract loans-- partial
          withdrawals with right of reinvestment) ...............    $10,307,955,440
Reserves for annuity contracts on benefit .......................         19,358,968
                                                                     ---------------
TOTAL CONTRACT OWNER RESERVES ...................................    $10,327,314,408
                                                                     ===============



STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:                                                    ALL DIVISIONS
                                                                     ---------------
Dividends from mutual funds .....................................    $   121,206,942
                                                                     ---------------


EXPENSES:
Mortality and expense charges ...................................         92,522,835
Reimbursement of expenses (Note C) ..............................         (2,073,989)
                                                                     ===============
         Total expenses .........................................         90,448,846
                                                                     ===============
NET INVESTMENT INCOME ...........................................         30,758,096
                                                                     ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ................................        161,505,567
Capital gains distributions from mutual funds ...................        289,703,358
Net unrealized appreciation of investments during the year ......      1,001,756,337
                                                                     ===============
         Net realized and unrealized gain on investments ........      1,452,965,262
                                                                     ===============
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $ 1,483,723,358
                                                                     ===============


STATEMENTS OF CHANGES IN NET ASSETS                                                                      ALL DIVISIONS
                                                                                              -------------------------------------
                                                                                                    1997                 1996
                                                                                              ----------------     ----------------
OPERATIONS:
Net investment income ....................................................................    $     30,758,096     $     31,159,663
Net realized gain on investments .........................................................         161,505,567           96,618,063
Capital gains distributions from mutual funds ............................................         289,703,358          175,625,286
Net unrealized appreciation of investments during the year ...............................       1,001,756,337          539,282,575
                                                                                              ----------------     ----------------
         Increase in net assets resulting from operations ................................       1,483,723,358          842,685,587
                                                                                              ================     ================

PRINCIPAL TRANSACTIONS:
Purchase payments ........................................................................       1,798,552,034        1,307,543,093
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ......        (328,105,329)        (210,060,345)
Annuity benefit payments .................................................................          (2,273,125)          (1,897,648)
Amounts transferred from VALIC general account ...........................................         518,857,110          647,659,402
                                                                                              ----------------     ----------------
         Increase in net assets resulting from principal transactions ....................       1,987,030,690        1,743,244,502
                                                                                              ----------------     ----------------
TOTAL INCREASE IN NET ASSETS .............................................................       3,470,754,048        2,585,930,089
                                                                                              ================     ================

NET ASSETS:
Beginning of year ........................................................................       6,856,560,360        4,270,630,271
                                                                                              ----------------     ----------------
End of year ..............................................................................    $ 10,327,314,408     $  6,856,560,360
                                                                                              ================     ================

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
4                             FINANCIAL STATEMENTS
================================================================================



                                                                    AGSPC            PUTNAM
                                                                INTERNATIONAL        GLOBAL          TEMPLETON        TEMPLETON
STATEMENTS OF NET ASSETS                                          EQUITIES           GROWTH           FOREIGN        INTERNATIONAL
December 31, 1997                                                   FUND              FUND              FUND             FUND
                                                                 DIVISION 11       DIVISION 28       DIVISION 32      DIVISION 20
                                                                -------------     -------------     -------------    -------------
ASSETS:
Investment in shares of mutual funds, at market ............    $ 152,510,209     $  58,836,553     $ 180,677,558    $ 731,342,182
Balance due (to) from VALIC general account ................         (509,427)           (2,145)          174,443       (1,602,995)
                                                                -------------     -------------     -------------    -------------
NET ASSETS .................................................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with
   right of reinvestment) ..................................    $ 151,837,305     $  58,803,197     $ 180,817,115    $ 729,577,415
Reserves for annuity contracts on benefit ..................          163,477            31,211            34,886          161,772
                                                                -------------     -------------     -------------    -------------
TOTAL CONTRACT OWNER RESERVES ..............................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============


                                                                AMERICAN CENTURY -                      AGSPC              AGSPC
                                                                   TWENTIETH        FOUNDERS           GROWTH &            SOCIAL
STATEMENTS OF NET ASSETS                                         CENTURY ULTRA       GROWTH             INCOME           AWARENESS
December 31, 1997                                                    FUND             FUND               FUND               FUND
                                                                  DIVISION 31       DIVISION 30       DIVISION 16       DIVISION 12
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 123,498,148     $ 170,135,993     $ 256,933,935     $ 243,460,767
Balance due (to) from VALIC general account ................           270,241           332,238           162,040           119,205
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
   applicable contract loans -- partial withdrawals
   with right of reinvestment) .............................     $ 123,739,369     $ 170,431,273     $ 257,042,890     $ 243,534,821
Reserves for annuity contracts on benefit ..................            29,020            36,958            53,085            45,151
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

                                                                                       AGSPC                                AGSPC
STATEMENTS OF NET ASSETS                                            TEMPLETON          ASSET           VANGUARD/       INTERNATIONAL
December 31, 1997                                               ASSET ALLOCATION    ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND              FUND              FUND            BOND FUND
                                                                  DIVISION 19        DIVISION 5       DIVISION 25       DIVISION 13
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 316,804,111     $ 184,445,969     $ 155,754,286     $ 166,189,923
Balance due (to) from VALIC general account ................            70,174           132,023           290,261             9,834
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of
   reinvestment) ...........................................     $ 316,576,446     $ 184,488,524     $ 156,028,597     $ 166,177,986
Reserves for annuity contracts on benefit ..................           297,839            89,468            15,950            21,771
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             5
================================================================================


     AGSPC               AGSPC                                 PUTNAM           PUTNAM OTC &                              AGSPC
   SCIENCE &           SMALL CAP           DREYFUS              NEW              EMERGING              AGSPC              MIDCAP
  TECHNOLOGY             INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH              INDEX
     FUND                FUND             PORTFOLIO             FUND               FUND                FUND                FUND
  DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27        DIVISION 15          DIVISION 4
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  911,151,116      $  230,728,350      $  850,402,328      $  164,603,317     $   97,480,884      $  941,261,746     $  730,544,269
    (1,489,662)           (659,600)           (578,020)            233,261            (24,754)            161,723             69,416
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


$  909,365,168      $  229,944,880      $  849,635,667      $  164,825,889     $   97,416,344      $  941,014,035     $  730,300,161
       296,286             123,870             188,641              10,689             39,786             409,434            313,524
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


                                                                                NEUBERGER&          SCUDDER
                                                                                  BERMAN           GROWTH AND
                         AGSPC STOCK INDEX FUND                                  GUARDIAN            INCOME             VANGUARD/
-------------------------------------------------------------------------          TRUST              FUND             WINDSOR II
 DIVISION 10A        DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29        DIVISION 21         DIVISION 24
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  470,449,397      $   36,956,225      $2,310,257,611     $   49,705,360      $   46,258,362     $  135,121,244     $  275,114,738
      (666,014)            (10,194)             69,889            (32,333)             48,461            263,157            282,461
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


$  456,754,846      $   35,140,766      $2,308,562,536     $   49,487,144      $   46,292,017     $  135,309,549     $  275,307,672
    13,028,537           1,805,265           1,764,964            185,883              14,806             74,852             89,527
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


                                                             VANGUARD           VANGUARD
                                           AGSPC           FIXED INCOME       FIXED INCOME
                                        GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
 AGSPC CAPITAL CONSERVATION FUND        SECURITIES        L/T CORPORATE    L/T U.S. TREASURY           AGSPC MONEY MARKET FUND
---------------------------------          FUND              PORTFOLIO         PORTFOLIO         ---------------------------------
  DIVISION 1         DIVISION 7         DIVISION 8         DIVISION 22        DIVISION 23          DIVISION 2          DIVISION 6
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,412,016     $   55,381,861     $   88,209,203      $   20,418,430     $   23,933,498      $    4,526,778     $  134,659,838
        15,510             36,867            (41,915)             21,619           (295,284)             52,979          6,244,744
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============


$    6,422,800     $   55,418,728     $   88,167,288      $   20,440,049     $   23,628,181      $    4,579,757     $  140,887,025
         4,726                 --                 --                  --             10,033                  --             17,557
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================



                                                                 AGSPC              PUTNAM
STATEMENTS OF OPERATIONS                                      INTERNATIONAL         GLOBAL            TEMPLETON          TEMPLETON
For the year ended December 31, 1997                            EQUITIES            GROWTH             FOREIGN         INTERNATIONAL
                                                                  FUND               FUND               FUND               FUND
                                                               DIVISION 11        DIVISION 28         DIVISION 32       DIVISION 20
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $  3,295,464       $  1,207,561       $  4,714,678       $ 15,319,152
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................         1,749,279            476,142          1,434,900          8,274,446
Reimbursement of expenses (Note C) ......................                --            (94,544)          (286,433)                --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................         1,749,279            381,598          1,148,467          8,274,446
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................         1,546,185            825,963          3,566,211          7,044,706
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .................         8,844,811            172,968            180,290         24,143,886
Capital gains distributions from mutual funds ...........         4,593,062          9,300,593         12,359,374          6,157,699
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (11,693,489)        (7,591,166)       (16,286,999)        33,826,345
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain (loss) on investments ..         1,744,384          1,882,395         (3,747,335)        64,127,930
                                                               ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  3,290,569       $  2,708,358       $   (181,124)      $ 71,172,636
                                                               ============       ============       ============       ============


                                                             AMERICAN CENTURY -                         AGSPC               AGSPC
STATEMENTS OF OPERATIONS                                         TWENTIETH          FOUNDERS          GROWTH &             SOCIAL
For the year ended December 31, 1997                           CENTURY ULTRA         GROWTH            INCOME             AWARENESS
                                                                   FUND               FUND              FUND                FUND
                                                                DIVISION 31        DIVISION 30       DIVISION 16         DIVISION 12
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $     46,196       $    679,687       $  1,001,521       $  1,994,870
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................           807,995          1,135,755          2,207,637          1,713,350
Reimbursement of expenses (Note C) ......................          (128,556)          (226,231)                --                 --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................           679,439            909,524          2,207,637          1,713,350
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................          (633,243)          (229,837)        (1,206,116)           281,520
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ........................           316,651            270,661          3,270,580          1,158,707
Capital gains distributions from mutual funds ...........        24,559,704         21,678,474          2,863,622          9,560,562
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (16,326,801)        (6,466,051)        38,217,716         33,369,211
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain on investments .........         8,549,554         15,483,084         44,351,918         44,088,480
                                                               ------------       ------------       ------------       ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  7,916,311       $ 15,253,247       $ 43,145,802       $ 44,370,000
                                                               ============       ============       ============       ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             7
================================================================================



     AGSPC              AGSPC                                 PUTNAM           PUTNAM OTC &                                AGSPC
   SCIENCE &          SMALL CAP           DREYFUS               NEW              EMERGING             AGSPC               MIDCAP
  TECHNOLOGY            INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH                INDEX
    FUND                FUND             PORTFOLIO             FUND                FUND                FUND                FUND
 DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27         DIVISION 15          DIVISION 4
-------------       -------------      -------------       -------------       -------------       -------------       -------------
$          --       $   2,345,234      $     905,477       $          --       $          --       $     301,605       $   6,916,070
-------------       -------------      -------------       -------------       -------------       -------------       -------------


    8,359,405           2,023,765          9,406,874           1,313,649             899,240           7,852,023           6,380,871
           --                  --           (624,143)           (261,355)           (179,227)                 --                  --
-------------       -------------      -------------       -------------       -------------       -------------       -------------
    8,359,405           2,023,765          8,782,731           1,052,294             720,013           7,852,023           6,380,871
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   (8,359,405)            321,469         (7,877,254)         (1,052,294)           (720,013)         (7,550,418)            535,199
-------------       -------------      -------------       -------------       -------------       -------------       -------------



   27,202,326           7,403,801         10,514,976             242,887             (47,363)          6,207,654          19,471,600
           --          17,477,318         47,781,324           3,494,327                  --          15,041,175          39,891,431

  (11,571,856)         13,195,192         56,534,602          18,445,868           8,912,297         132,575,644         109,426,279
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   15,630,470          38,076,311        114,830,902          22,183,082           8,864,934         153,824,473         168,789,310
-------------       -------------      -------------       -------------       -------------       -------------       -------------

$   7,271,065       $  38,397,780      $ 106,953,648       $  21,130,788       $   8,144,921       $ 146,274,055       $ 169,324,509
=============       =============      =============       =============       =============       =============       =============


                                                                             NEUBERGER &           SCUDDER
                                                                               BERMAN             GROWTH AND
                         AGSPC STOCK INDEX FUND                               GUARDIAN              INCOME            VANGUARD/
-----------------------------------------------------------------------         TRUST                FUND             WINDSOR II
DIVISION 10A       DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29         DIVISION 21         DIVISION 24
-------------      -------------       -------------      -------------      -------------       -------------       -------------
$   6,376,307      $     509,353       $  28,785,179      $     696,438      $     163,304       $   1,817,754       $   4,925,455
-------------      -------------       -------------      -------------      -------------       -------------       -------------


    4,346,291            195,472          19,442,387            474,226            328,578             854,677           1,887,542
           --            (85,996)                 --                 --            (65,533)           (121,971)                 --
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    4,346,291            109,476          19,442,387            474,226            263,045             732,706           1,887,542
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    2,030,016            399,877           9,342,792            222,212            (99,741)          1,085,048           3,037,913
-------------      -------------       -------------      -------------      -------------       -------------       -------------



   23,392,823          2,137,197          19,691,626          3,421,747            406,993             269,953             741,743
    2,365,369            185,844          11,611,427            249,976          3,161,542           8,952,194          18,541,072

   89,338,679          6,910,324         475,943,738          9,003,055         (1,574,737)          4,003,711          16,110,878
-------------      -------------       -------------      -------------      -------------       -------------       -------------
  115,096,871          9,233,365         507,246,791         12,674,778          1,993,798          13,225,858          35,393,693
-------------      -------------       -------------      -------------      -------------       -------------       -------------

$ 117,126,887      $   9,633,242       $ 516,589,583      $  12,896,990      $   1,894,057       $  14,310,906       $  38,431,606
=============      =============       =============      =============      =============       =============       =============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================



                                                                                      AGSPC                               AGSPC
STATEMENTS OF OPERATIONS                                          TEMPLETON           ASSET          VANGUARD/         INTERNATIONAL
For the year ended December 31, 1997                          ASSET ALLOCATION     ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND             FUND              FUND            BOND FUND
                                                                 DIVISION 19        DIVISION 5       DIVISION 25        DIVISION 13
                                                                 ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................      $  6,145,468      $  5,564,660      $  4,059,866      $  6,334,867
                                                                 ------------      ------------      ------------      ------------

EXPENSES:
Mortality and expense risk charge .........................         3,318,569         1,796,304         1,047,948         1,739,103
Reimbursement of expenses (Note C) ........................                --                --                --                --
                                                                 ------------      ------------      ------------      ------------
   Total expenses .........................................         3,318,569         1,796,304         1,047,948         1,739,103
                                                                 ------------      ------------      ------------      ------------
NET INVESTMENT INCOME .....................................         2,826,899         3,768,356         3,011,918         4,595,764
                                                                 ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...................           982,063         5,941,975           713,048        (3,911,328)
Capital gains distributions from mutual funds .............        11,661,872        10,546,782         7,375,024           136,607
Net unrealized appreciation (depreciation)
   of investments during the year .........................        13,366,704        14,486,554         3,998,391       (11,068,351)
                                                                 ------------      ------------      ------------      ------------
Net realized and unrealized gain (loss) on investments ....        26,010,639        30,975,311        12,086,463       (14,843,072)
                                                                 ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................      $ 28,837,538      $ 34,743,667      $ 15,098,381      $(10,247,308)
                                                                 ============      ============      ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             9
================================================================================


                                                             VANGUARD           VANGUARD
                                            AGSPC          FIXED INCOME       FIXED INCOME
                                         GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
AGSPC CAPITAL CONSERVATION FUND          SECURITIES        L/T CORPORATE     L/T U.S. TREASURY        AGSPC MONEY MARKET FUND
--------------------------------            FUND             PORTFOLIO          PORTFOLIO        --------------------------------
  DIVISION 1         DIVISION 7          DIVISION 8         DIVISION 22        DIVISION 23         DIVISION 2         DIVISION 6
-------------      -------------       -------------       -------------      -------------      -------------      -------------
$     408,376      $   3,451,243       $   5,076,640       $     621,319      $     708,134      $     235,282      $   6,599,782
-------------      -------------       -------------       -------------      -------------      -------------      -------------


       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
           --                 --                  --                  --                 --                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      344,608          2,913,560           4,230,305             506,655            567,564            188,513          5,293,164
-------------      -------------       -------------       -------------      -------------      -------------      -------------



       23,005           (805,486)           (985,278)             36,716             94,335                 --                 --
           --                 --                  --             156,984                 --                 --                 --

       90,579          1,739,391           3,130,717             643,127          1,066,785                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      113,584            933,905           2,145,439             836,827          1,161,120                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------

$     458,192      $   3,847,465       $   6,375,744       $   1,343,482      $   1,728,684      $     188,513      $   5,293,164
=============      =============       =============       =============      =============      =============      =============

================================================================================
10                          FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                              INTERNATIONAL EQUITIES
                                                                       FUND                           PUTNAM GLOBAL GROWTH FUND
                                                         ---------------------------------       ----------------------------------
                                                                    DIVISION 11                              DIVISION 28
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996*
                                                         -------------       -------------       -------------        -------------
OPERATIONS:
Net investment income (loss) ......................      $   1,546,185       $   1,591,421       $     825,963        $     354,551
Net realized gain on investments ..................          8,844,811          10,405,298             172,968                1,237
Capital gains distributions from mutual funds .....          4,593,062           6,021,502           9,300,593              765,977
Net unrealized appreciation (depreciation)
   of investments during the year .................        (11,693,489)         (6,663,813)         (7,591,166)            (504,554)
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets resulting
       from operations ............................          3,290,569          11,354,408           2,708,358              617,211
                                                         -------------       -------------       -------------        -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................         21,604,936          34,022,917          18,196,466            3,174,282
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............         (8,085,959)         (8,616,063)           (812,004)             (15,952)
Annuity benefit payments ..........................            (10,712)            (13,432)             (1,799)                  --
Amounts transferred interdivision, and (to) from
   VALIC general account ..........................        (56,024,580)        (45,208,742)         21,134,329           13,833,517
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......        (42,516,315)        (19,815,320)         38,516,992           16,991,847
                                                         -------------       -------------       -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........        (39,225,746)         (8,460,912)         41,225,350           17,609,058

NET ASSETS:
Beginning of year .................................        191,226,528         199,687,440          17,609,058                   --
                                                         -------------       -------------       -------------        -------------
End of year .......................................      $ 152,000,782       $ 191,226,528       $  58,834,408        $  17,609,058
                                                         =============       =============       =============        =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............        156,226,314         172,564,018          16,648,600                   --
Purchase payments .................................         17,325,859          28,526,458          15,748,353            3,377,941
Surrenders ........................................         (6,456,410)         (7,207,422)           (675,628)             (16,466)
Transfers -- interdivision and (to) from VALIC
   general account ................................        (44,379,019)        (37,656,740)         17,827,407           13,287,125
                                                         -------------       -------------       -------------        -------------
Accumulation units end of year ....................        122,716,744         156,226,314          49,548,732           16,648,600
                                                         =============       =============       =============        =============

                                                                    DECEMBER 31:                            DECEMBER 31:
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996
                                                         -------------       -------------       -------------        -------------
Accumulation unit value ..........................       $    1.237299       $    1.222906       $    1.186775        $    1.057690
                                                         =============       =============       =============        =============

Annuity unit value assuming a 3.5%
discount factor ..................................       $    0.931882       $    0.953246       $    1.127017        $    1.039552
                                                         =============       =============       =============        =============

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                            11
================================================================================

                                                                                                                 AGSPC
                                                                               AGSPC                            SMALL CAP
    TEMPLETON FOREIGN FUND         TEMPLETON INTERNATIONAL FUND       SCIENCE & TECHNOLOGY FUND                INDEX FUND
-----------------------------     ------------------------------    ------------------------------    -----------------------------
         DIVISION 32                      DIVISION 20                        DIVISION 17                       DIVISION 14
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996*             1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$   3,566,211   $     482,633     $   7,044,706    $    (394,601)   $  (8,359,405)   $  (5,521,307)   $     321,469   $     637,395
      180,290             125        24,143,886        3,551,468       27,202,326       20,659,560        7,403,801       4,544,601
   12,359,374         285,587         6,157,699        1,324,253               --       32,117,202       17,477,318      11,216,991

  (16,286,999)      1,121,790        33,826,345       78,888,709      (11,571,856)      15,569,750       13,195,192       7,711,563
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
     (181,124)      1,890,135        71,172,636       83,369,829        7,271,065       62,825,205       38,397,780      24,110,550
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------


   63,929,059       9,386,263       127,443,761      121,376,573      203,196,325      181,422,903       26,031,893      31,004,229

   (2,231,179)       (122,577)      (21,498,080)      (9,699,818)     (27,661,660)     (14,164,178)      (8,101,115)     (7,478,000)
       (1,149)             --            (6,675)          (3,367)         (17,353)         (40,073)          (6,381)           (563)
   79,881,321      28,301,252        22,603,734       84,599,243       15,908,913      105,706,951      (10,731,749)    (15,148,966)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------

  141,578,052      37,564,938       128,542,740      196,272,631      191,426,225      272,925,603        7,192,648       8,376,700
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  141,396,928      39,455,073       199,715,376      279,642,460      198,697,290      335,750,808       45,590,428      32,487,250


   39,455,073              --       530,023,811      250,381,351      710,964,164      375,213,356      184,478,322     151,991,072
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$ 180,852,001   $  39,455,073     $ 729,739,187    $ 530,023,811    $ 909,661,454    $ 710,964,164    $ 230,068,750   $ 184,478,322
=============   =============     =============    =============    =============    =============    =============   =============


   36,671,828              --       378,581,949      219,124,926      315,809,646      187,862,232      103,320,842      98,335,995
   55,441,897      10,156,940        81,609,273       97,229,761       88,179,109       84,389,312       13,258,805      18,844,484
   (1,875,284)       (116,295)      (13,712,830)      (7,187,616)     (11,448,429)      (6,049,987)      (4,191,154)     (4,305,572)
   68,962,666      26,631,183        16,695,958       69,414,878        5,302,633       49,608,089       (6,109,416)     (9,554,065)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  159,201,107      36,671,828       463,174,350      378,581,949      397,842,959      315,809,646      106,279,077     103,320,842
=============   =============     =============    =============    =============    =============    =============   =============

         DECEMBER 31:                      DECEMBER 31:                     DECEMBER 31:                        DECEMBER 31:
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996              1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$    1.135778   $    1.075896     $    1.575168    $    1.399702    $    2.285739    $    2.250471    $    2.163595   $    1.785442
=============   =============     =============    =============    =============    =============    =============   =============
$    1.078588   $    1.057446     $    1.397849    $    1.285567    $    2.014348    $    2.052612    $    1.780625   $    1.520786
=============   =============     =============    =============    =============    =============    =============   =============

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DREYFUS SMALL CAP PORTFOLIO     PUTNAM NEW OPPORTUNITIES FUND
                                                                     -----------------------------   ------------------------------
                                                                              DIVISION 18                      DIVISION 26
                                                                     -----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) ......................................  $  (7,877,254)  $  (5,324,689)  $  (1,052,294)   $     (91,811)
Net realized gain (loss) on investments ...........................     10,514,976       1,994,033         242,887            9,737
Capital gains distributions from mutual funds .....................     47,781,324      19,221,026       3,494,327          333,297
Net unrealized appreciation (depreciation)
   of investments during the year .................................     56,534,602      56,124,110      18,445,868       (1,619,779)
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets resulting from operations ..    106,953,648      72,014,480      21,130,788       (1,368,556)
                                                                     -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    152,268,343     168,538,535      51,769,269       11,510,093
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............................    (25,995,894)    (13,795,343)     (2,540,805)         (87,148)
Annuity benefit payments ..........................................        (13,079)         (8,413)            (61)              --
Amounts transferred interdivision, and (to) from VALIC general
   account ........................................................    (41,774,769)     74,732,906      44,254,408       40,168,590
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     84,484,601     229,467,685      93,482,811       51,591,535
                                                                     -------------   -------------   -------------    -------------
TOTAL INCREASE IN NET ASSETS ......................................    191,438,249     301,482,165     114,613,599       50,222,979

NET ASSETS:
Beginning of year .................................................    658,386,059     356,903,894      50,222,979               --
                                                                     -------------   -------------   -------------    -------------
End of year .......................................................  $ 849,824,308   $ 658,386,059   $ 164,836,578    $  50,222,979
                                                                     =============   =============   =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................    428,883,250     267,735,219      53,001,699               --
Purchase payments .................................................     92,300,416     117,376,109      49,995,408       13,342,250
Surrenders ........................................................    (15,764,818)     (8,756,141)     (2,517,125)         (87,502)
Transfers -- interdivision and (to) from VALIC general account ....    (25,567,323)     52,528,063      42,915,084       39,746,951
                                                                     -------------   -------------   -------------    -------------
Accumulation units end of year ....................................    479,851,525     428,883,250     143,395,066       53,001,699
                                                                     =============   =============   =============    =============

                                                                              DECEMBER 31:                    DECEMBER 31:
                                                                     ----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------  -------------   -------------    -------------
Accumulation unit value ..........................................   $    1.770622  $    1.534694   $    1.149453    $    0.947573
                                                                     =============  =============   =============    =============
Annuity unit value assuming a 3.5% discount factor ...............   $    1.571300  $    1.409551   $    1.091574    $    0.931324
                                                                     =============  =============   =============    =============


* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             13
================================================================================


     PUTNAM OTC & EMERGING                   AGSPC                             AGSPC                     AMERICAN CENTURY -
         GROWTH FUND                       GROWTH FUND                   MIDCAP INDEX FUND          TWENTIETH CENTURY ULTRA FUND
------------------------------   ------------------------------   ------------------------------   ------------------------------
         DIVISION 27                       DIVISION 15                       DIVISION 4                      DIVISION 31
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997            1996*            1997             1996            1997             1996            1997             1996*
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   (720,013)     $    (87,360)  $ (7,550,418)     $ (2,278,501)  $    535,199      $  1,513,296   $   (633,243)     $    (37,059)
     (47,363)            9,014      6,207,654           130,878     19,471,600        17,436,698        316,651            18,993
          --         2,846,114     15,041,175        11,891,551     39,891,431        33,690,174     24,559,704           884,238

   8,912,297        (4,620,592)   132,575,644        58,161,783    109,426,279        33,029,566    (16,326,801)         (659,907)
------------------------------   ------------------------------   ------------------------------   ------------------------------
   8,144,921        (1,852,824)   146,274,055        67,905,711    169,324,509        85,669,734      7,916,311           206,265
------------------------------   ------------------------------   ------------------------------   ------------------------------

  32,976,492        11,571,920    185,814,571       164,255,730     66,141,090        76,583,041     43,175,072         4,513,492

  (1,887,137)          (77,988)   (24,997,689)      (10,378,550)   (24,993,718)      (21,727,656)    (1,444,132)          (29,941)
      (1,777)               --        (18,116)          (38,688)       (20,499)          (19,036)          (950)               --
  14,456,676        34,125,847       (764,959)      172,227,639    (45,549,090)      (55,201,966)    56,804,430        12,627,842
------------------------------   ------------------------------   ------------------------------   ------------------------------

  45,544,254        45,619,779    160,033,807       326,066,131     (4,422,217)         (365,617)    98,534,420        17,111,393
------------------------------   ------------------------------   ------------------------------   ------------------------------
  53,689,175        43,766,955    306,307,862       393,971,842    164,902,292        85,304,117    106,450,731        17,317,658


  43,766,955                --    635,115,607       241,143,765    565,711,393       480,407,276     17,317,658                --
------------------------------   ------------------------------   ------------------------------   ------------------------------
$ 97,456,130      $ 43,766,955   $941,423,469      $635,115,607   $730,613,685      $565,711,393   $123,768,389      $ 17,317,658
==============================   ==============================   ==============================   ==============================


  48,902,828                --    366,272,509       164,417,848    172,816,978       172,613,690     16,654,076                --
  36,775,163        13,681,504     99,349,760       101,043,809     17,600,471        25,301,831     36,243,458         4,747,541
  (2,370,530)          (82,877)   (12,033,793)       (5,693,969)    (6,688,206)       (7,030,990)    (1,152,164)          (27,374)
  16,477,580        35,304,201       (415,986)      106,504,821    (12,663,586)      (18,067,553)    45,999,912        11,933,909
------------------------------   ------------------------------   ------------------------------   ------------------------------
  99,785,041        48,902,828    453,172,490       366,272,509    171,065,657       172,816,978     97,745,282        16,654,076
==============================   ==============================   ==============================   ==============================

          DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997             1996            1997             1996            1997             1996            1997             1996
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.976262      $   0.894978   $   2.076503      $   1.733324   $  4.269122       $   3.272588   $   1.265937      $   1.039845
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.927104      $   0.879630   $   1.829953      $   1.580931   $  2.577196       $   2.044683   $   1.202193      $   1.022013
==============================   ==============================   ==============================   ==============================

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               AGSPC
                                                                       FOUNDERS GROWTH FUND            GROWTH & INCOME FUND
                                                                  ------------------------------   ------------------------------
                                                                            DIVISION 30                     DIVISION 16
                                                                  ------------------------------   ------------------------------
                                                                        1997           1996*            1997            1996
                                                                  ------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)...................................   $   (229,837)     $    (28,065)  $ (1,206,116)     $   (402,222)
Net realized gain on investments...............................        270,661                --      3,270,580           483,596
Capital gains distributions from mutual funds..................     21,678,474         2,106,129      2,863,622         3,131,642
Net unrealized appreciation (depreciation)
   of investments during the year..............................     (6,466,051)       (1,697,540)    38,217,716        19,205,904
                                                                  ------------------------------   ------------------------------
     Increase in net assets resulting from operations..........     15,253,247           380,524     43,145,802        22,418,920
                                                                  ------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................     54,770,398         8,595,522     44,825,180        41,180,652
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (1,863,811)          (36,494)    (8,344,519)       (2,962,157)
Annuity benefit payments.......................................            (66)               --         (2,954)           (1,598)
Amounts transferred (to) from VALIC general account............     70,189,987        23,178,924      5,944,261        43,756,812
                                                                  ------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    123,096,508        31,737,952     42,421,968        81,973,709
                                                                  ------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    138,349,755        32,118,476     85,567,770       104,392,629

NET ASSETS:
Beginning of year..............................................     32,118,476                --    171,528,205        67,135,576
                                                                  ------------------------------   ------------------------------
End of year....................................................   $170,468,231      $ 32,118,476   $257,095,975      $171,528,205
                                                                  ==============================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................     31,197,464                --    108,341,635        51,779,089
Purchase payments..............................................     45,575,203         9,274,157     24,988,066        28,095,895
Surrenders.....................................................     (1,491,261)          (32,596)    (4,697,640)       (1,842,881)
Transfers - interdivision and (to) from VALIC general account..     56,885,756        21,955,903      3,802,494        30,309,532
                                                                  ------------------------------   ------------------------------
Accumulation units end of year.................................    132,167,162        31,197,464    132,434,555       108,341,635
                                                                  ==============================   ==============================


                                                                           DECEMBER 31:                      DECEMBER 31:
                                                                  ------------------------------   ------------------------------
                                                                        1997            1996             1997           1996
                                                                  ------------------------------   ------------------------------
Accumulation unit value........................................   $   1.289513      $   1.029522   $   1.940905      $   1.583056
                                                                  ------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor.............   $   1.224581      $   1.011867   $   1.710454      $   1.443874
                                                                  ==============================   ==============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================


             AGSPC
     SOCIAL AWARENESS FUND                          AGSPC STOCK INDEX FUND
------------------------------   ---------------------------------------------------------------
          DIVISION 12                     DIVISION 10A                     DIVISION 10B
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997            1996             1997           1996
------------------------------   ------------------------------   ------------------------------
$    281,520      $    546,469   $  2,030,016      $  3,186,584   $    399,877      $    462,074
   1,158,707           778,115     23,392,823        12,767,086      2,137,197         2,085,848
   9,560,562        10,715,745      2,365,369         2,739,498        185,844           222,372

  33,369,211         4,483,540     89,338,679        51,675,655      6,910,324         3,182,195
------------------------------   ------------------------------   ------------------------------
  44,370,000        16,523,869    117,126,887        70,368,823      9,633,242         5,952,489
------------------------------   ------------------------------   ------------------------------

  44,746,508        18,543,307      3,670,819         4,265,439        231,218           501,306

  (5,475,293)       (3,798,307)   (24,373,318)      (22,309,652)    (2,331,031)       (2,364,484)
           -                 -     (1,717,390)       (1,401,028)      (285,785)         (250,350)
  55,022,728        13,547,350     (3,572,644)      (13,443,730)    (1,027,537)       (1,406,730)
------------------------------   ------------------------------   ------------------------------

  94,293,943        28,292,350    (25,992,533)      (32,888,971)    (3,413,135)       (3,520,258)
------------------------------   ------------------------------   ------------------------------
 138,663,943        44,816,219     91,134,354        37,479,852      6,220,107         2,432,231


 104,916,029        60,099,810    378,649,029       341,169,177     30,725,924        28,293,693
------------------------------   ------------------------------   ------------------------------
$243,579,972      $104,916,029   $469,783,383      $378,649,029   $ 36,946,031      $ 30,725,924
==============================   ==============================   ==============================


  46,574,016        32,750,120     27,379,389        29,995,363      1,380,401         1,560,525
  16,505,152         9,143,695        226,321           323,038          9,647            26,729
  (1,970,414)       (1,827,332)    (1,529,579)       (1,822,126)       (92,576)         (123,291)
  20,468,350         6,507,533       (240,198)       (1,116,886)       (40,498)          (83,562)
------------------------------   ------------------------------   ------------------------------
  81,577,104        46,574,016     25,835,933        27,379,389      1,256,974         1,380,401
==============================   ==============================   ==============================

         DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997             1996            1997           1996
------------------------------   ------------------------------   ------------------------------
$   2.985333      $   2.252673   $  17.679054      $  13.413891   $   27.956641   $  21.070956
------------------------------   ------------------------------   ------------------------------
$   2.248428      $   1.755941   $   4.932202      $   3.873132   $    6.632506   $   5.173716
==============================   ==============================   ==============================

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      AGSPC Stock Index Fund
                                                                ------------------------------------------------------------------
                                                                         DIVISION 10C                        DIVISION 10D
                                                                ---------------------------------   ------------------------------
                                                                      1997             1996              1997            1996
                                                                ---------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)................................... $    9,342,792     $   11,741,408   $    222,212      $    363,909
Net realized gain on investments...............................     19,691,626         10,129,542      3,421,747         2,391,364
Capital gains distributions from mutual funds..................     11,611,427         11,061,404        249,976           307,213
Net unrealized appreciation (depreciation)
   of investments during the year..............................    475,943,738        222,475,966      9,003,055         4,964,983
                                                                ---------------------------------   ------------------------------
     Increase in net assets resulting from operations..........    516,589,583        255,408,320     12,896,990         8,027,469
                                                                ---------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    264,734,800        210,185,191        789,193         1,004,698
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................    (73,944,144)       (49,624,470)    (2,598,402)       (2,219,367)
Annuity benefit payments.......................................       (120,896)           (61,625)       (13,201)          (10,433)
Amounts transferred (to) from VALIC general account............     72,721,787         47,055,243     (3,872,680)       (5,536,446)
                                                                ---------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    263,391,547        207,554,339     (5,695,090)       (6,761,548)
                                                                ---------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    779,981,130        462,962,659      7,201,900         1,265,921

NET ASSETS:
Beginning of year..............................................  1,530,346,370      1,067,383,711     42,471,127        41,205,206
                                                                ---------------------------------   ------------------------------
End of year.................................................... $2,310,327,500     $1,530,346,370   $ 49,673,027      $ 42,471,127
                                                                =================================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    536,806,965        455,255,243      8,381,704         9,885,873
Purchase payments..............................................     77,757,636         80,768,570        132,628           231,458
Surrenders.....................................................    (20,920,257)       (18,096,464)      (430,026)         (486,940)
Transfers - interdivision and (to) from VALIC general account..     21,408,780         18,879,616       (645,769)       (1,248,687)
                                                                ---------------------------------   ------------------------------
Accumulation units end of year.................................    615,053,124        536,806,965      7,438,537         8,381,704
                                                                =================================   ==============================

                                                                           DECEMBER 31:                       DECEMBER 31:
                                                                ---------------------------------   ------------------------------
                                                                      1997              1996              1997            1996
                                                                ---------------------------------   ------------------------------
Accumulation unit value........................................ $     3.753436     $     2.848437   $   6.652806      $   5.049088
                                                                ---------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor............. $     2.655080     $     2.085358   $   3.860513      $   3.032347
                                                                =================================   ==============================

*For the period from July 1, 1996 to December 31, 1996.



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================

       NEUBERGER&BERMAN                SCUDDER GROWTH AND
        GUARDIAN TRUST                    INCOME FUND                     VANGUARD/WINDSOR II
------------------------------   --------------------------------   --------------------------------
         DIVISION 29                      DIVISION 21                         DIVISION 24
------------------------------   --------------------------------   --------------------------------
     1997            1996*            1997            1996*              1997            1996*
------------------------------   --------------------------------   --------------------------------
$    (99,741)     $     15,594   $   1,085,048      $     120,254   $   3,037,913      $     488,057
     406,993            10,864         269,953             22,419         741,743             11,774
   3,161,542           128,127       8,952,194            607,596      18,541,072          1,554,790

  (1,574,737)          348,451       4,003,711             84,718      16,110,878           (217,368)
------------------------------   --------------------------------   --------------------------------
   1,894,057           503,036      14,310,906            834,987      38,431,606          1,837,253
------------------------------   --------------------------------   --------------------------------

  14,861,097         2,108,685      37,754,331          4,643,308      82,698,118         10,178,409

    (661,852)          (21,439)     (1,502,937)           (23,004)     (3,075,223)          (103,527)
          --                --          (2,106)                --          (1,497)                --
  21,010,215         6,613,024      66,400,722         12,968,194     115,544,417         29,887,643
------------------------------   --------------------------------   --------------------------------

  35,209,460         8,700,270     102,650,010         17,588,498     195,165,815         39,962,525
------------------------------   --------------------------------   --------------------------------
  37,103,517         9,203,306     116,960,916         18,423,485     233,597,421         41,799,778


   9,203,306                --      18,423,485                 --      41,799,778                 --
------------------------------   --------------------------------   --------------------------------
$ 46,306,823      $  9,203,306   $ 135,384,401      $  18,423,485   $ 275,397,199      $  41,799,778
==============================   ================================   ================================


   8,211,592                --      16,524,046                 --      37,292,761                 --
  11,711,541         2,109,025      28,874,922          4,726,075      63,199,633         10,359,662
    (501,980)          (19,267)     (1,088,301)           (21,254)     (2,242,658)           (91,924)
  15,985,510         6,121,834      49,915,317         11,819,225      89,680,132         27,025,023
------------------------------   --------------------------------   --------------------------------
  35,406,663         8,211,592      94,225,984         16,524,046     187,929,868         37,292,761
==============================   ================================   ================================

         DECEMBER 31:                      DECEMBER 31:                       DECEMBER 31:
------------------------------   --------------------------------   --------------------------------
     1997             1996             1997            1996               1997            1996
------------------------------   --------------------------------   --------------------------------
$   1.307438      $   1.120770   $    1.436011      $    1.114950   $    1.464949     $     1.120855
------------------------------   --------------------------------   --------------------------------
$   1.241604      $   1.101550   $    1.363703      $    1.095830   $    1.391183     $     1.101634
==============================   ================================   ================================

        TEMPLETON ASSET
        ALLOCATION FUND
--------------------------------
         DIVISION 19
--------------------------------
     1997            1996
--------------------------------
$   2,826,899      $   1,458,222
      982,063            430,651
   11,661,872          2,566,073

   13,366,704         19,843,521
--------------------------------
   28,837,538         24,298,467
--------------------------------


   61,278,823         46,026,342

   (9,457,167)        (3,839,217)
      (19,742)           (39,584)
   41,633,946         33,529,527
--------------------------------

   93,435,860         75,677,068
--------------------------------
  122,273,398         99,975,535


  194,600,887         94,625,352
--------------------------------
$ 316,874,285      $ 194,600,887
================================


  137,384,670         78,494,505
   38,574,901         35,369,271
   (5,822,716)        (2,676,756)
   26,014,091         26,197,650
--------------------------------
  196,150,946        137,384,670
================================

          DECEMBER 31:
--------------------------------
     1997            1996
--------------------------------
$    1.613943   $   1.414844
--------------------------------
$    1.432259   $   1.299474
================================

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                                  ASSET ALLOCATION
                                                                        FUND                         VANGUARD/WELLINGTON FUND
                                                          --------------------------------       --------------------------------
                                                                     DIVISION 5                             DIVISION 25
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996*
                                                          --------------------------------       --------------------------------
OPERATIONS:
Net investment income.................................... $   3,768,356      $   4,134,407       $   3,011,918      $     326,600
Net realized gain (loss) on investments..................     5,941,975          7,668,485             713,048                 --
Capital gains distributions from mutual funds............    10,546,782         18,741,770           7,375,024            818,129
Net unrealized appreciation (depreciation)
   of investments during the year........................    14,486,554        (13,565,417)          3,998,391           (444,072)
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets resulting
        from operations..................................    34,743,667         16,979,245          15,098,381            700,657
                                                          --------------------------------       --------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments........................................    11,497,764         15,126,160          51,882,204          7,042,246
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees.....................   (10,611,952)       (11,037,733)         (2,456,686)           (12,075)
Annuity benefit payments.................................        (8,301)            (7,329)                (68)                --
Amounts transferred (to) from VALIC general account......   (24,272,661)       (30,784,573)         66,331,198         17,458,690
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.............   (23,395,150)       (26,703,475)        115,756,648         24,488,861
                                                          --------------------------------       --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................    11,348,517         (9,724,230)        130,855,029         25,189,518

NET ASSETS:
Beginning of year........................................   173,229,475        182,953,705          25,189,518                 --
                                                          --------------------------------       --------------------------------
End of year.............................................. $ 184,577,992      $ 173,229,475       $ 156,044,547      $  25,189,518
                                                          ================================       ================================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year.....................    65,292,617         75,851,431          22,866,634                 --
Purchase payments........................................     3,898,053          6,003,535          42,072,769          7,335,077
Surrenders...............................................    (3,591,047)        (4,376,494)         (1,913,812)           (12,748)
Transfers - interdivision and (to) from VALIC
   general account.......................................    (8,292,272)       (12,185,855)         53,404,190         15,544,305
                                                          --------------------------------       --------------------------------
Accumulation units end of year...........................    57,307,351         65,292,617         116,429,781         22,866,634
                                                          ================================       ================================

                                                                     DECEMBER 31:                          DECEMBER 31:
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996
                                                          --------------------------------       --------------------------------
Accumulation unit value.................................. $    3.219282      $    2.651899       $    1.340109      $    1.101584
                                                          --------------------------------       --------------------------------
Annuity unit value assuming a 3.5% discount factor....... $    1.971210      $    1.680570       $    1.272630      $    1.082693
                                                          ================================       ================================



* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             19
================================================================================


            AGSPC                                                                                             AGSPC
   INTERNATIONAL GOVERNMENT                                     AGSPC                                 GOVERNMENT SECURITIES
          BOND FUND                                   CAPITAL CONSERVATION FUND                               FUND
--------------------------------   -------------------------------------------------------------  ------------------------------
          DIVISION 13                        DIVISION 1                     DIVISION 7                      DIVISION 8
--------------------------------   ----------------------------   ------------------------------  ------------------------------
     1997               1996            1997            1996           1997            1996            1997            1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$   4,595,764      $   6,561,676   $   344,608      $   385,044   $  2,913,560      $  3,053,956  $  4,230,305      $  4,076,937
   (3,911,328)         1,815,703        23,005           60,355       (805,486)         (425,696)     (985,278)         (378,294)
      136,607            295,588            --               --             --                --            --                --

  (11,068,351)        (2,362,017)       90,579         (428,426)     1,739,391        (2,170,354)    3,130,717        (2,658,037)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (10,247,308)         6,310,950       458,192           16,973      3,847,465           457,906     6,375,744         1,040,606
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   40,582,861         48,300,297       366,816          280,092      7,324,860        10,990,401    12,424,460        18,451,360

   (6,757,210)        (4,925,561)     (389,473)        (624,478)    (3,026,469)       (2,515,394)   (3,958,609)       (3,354,710)
         (274)               (33)         (526)            (512)            --                --            --                --
  (35,550,483)        16,174,338      (509,353)        (953,654)    (8,016,607)       (7,231,500)  (12,246,246)       (2,269,092)
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   (1,725,106)        59,549,041      (532,536)      (1,298,552)    (3,718,216)        1,243,507    (3,780,395)       12,827,558
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (11,972,414)        65,859,991       (74,344)      (1,281,579)       129,249         1,701,413     2,595,349        13,868,164


  178,172,171        112,312,180     6,501,870        7,783,449     55,289,479        53,588,066    85,571,939        71,703,775
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$ 166,199,757      $ 178,172,171   $ 6,427,526      $ 6,501,870   $ 55,418,728      $ 55,289,479  $ 88,167,288      $ 85,571,939
================================   ============================   ==============================  ==============================


  112,601,593         73,369,250     1,991,536        2,402,085     30,286,494        29,573,808    47,130,169        39,847,053
   27,009,353         31,815,367       109,285           87,169      3,840,755         6,098,740     6,646,726        10,391,393
   (4,696,042)        (3,112,236)     (116,952)        (196,821)    (1,555,673)       (1,343,357)   (2,143,349)       (1,871,516)
  (23,434,313)        10,529,212      (151,908)        (300,897)    (4,328,978)       (4,042,697)   (6,598,652)       (1,236,761)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  111,480,591        112,601,593     1,831,961        1,991,536     28,242,598        30,286,494    45,034,894        47,130,169
================================   ============================   ==============================  ==============================

           DECEMBER 31:                    DECEMBER 31:                     DECEMBER 31:                   DECEMBER 31:
--------------------------------   ----------------------------   ------------------------------  ------------------------------
      1997             1996             1997            1996           1997            1996             1997           1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.490645      $    1.582230   $ 3.505970       $  3.262402   $  1.962239       $   1.825549  $   1.957755      $  1.815651
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.203136      $    1.321708   $ 1.863379       $  1.794552   $  1.303657       $   1.255251  $   1.300676      $  1.248443
================================   ============================   ==============================  ==============================

================================================================================
20                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    VANGUARD FIXED INCOME          VANGUARD FIXED INCOME
                                                                    SECURITIES FUND - L/T          SECURITIES FUND - L/T
                                                                     CORPORATE PORTFOLIO          U.S. TREASURY PORTFOLIO
                                                                ------------------------------  ----------------------------
                                                                         DIVISION 22                     DIVISION 23
                                                                ------------------------------  ----------------------------
                                                                     1997            1996*           1997            1996*
                                                                ------------------------------  ----------------------------
OPERATIONS:
Net investment income.......................................... $    506,655      $     36,167  $     567,564   $     46,282
Net realized gain on investments...............................       36,716             2,260         94,335          2,349
Capital gains distributions from mutual funds..................      156,984            31,298             --             --
Net unrealized appreciation (depreciation)
   of investments during the year..............................      643,127           (11,407)     1,066,785         33,654
                                                                ------------------------------  ----------------------------
     Increase in net assets resulting from operations..........    1,343,482            58,318      1,728,684         82,285
                                                                ------------------------------  ----------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    6,013,744         1,030,635      6,985,216      1,117,289
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (167,812)           (3,212)      (265,787)        (9,447)
Annuity benefit payments.......................................           --                --           (176)            --
Amounts transferred (to) from VALIC general account............    9,719,778         2,445,116     10,813,576      3,186,574
                                                                ------------------------------  ----------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................   15,565,710         3,472,539     17,532,829      4,294,416
                                                                ------------------------------  ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................   16,909,192         3,530,857     19,261,513      4,376,701

NET ASSETS:
Beginning of year..............................................    3,530,857                --      4,376,701             --
                                                                ------------------------------  ----------------------------
End of year.................................................... $ 20,440,049      $  3,530,857  $  23,638,214   $  4,376,701
                                                                ==============================  ============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    3,370,441                --      4,174,369             --
Purchase payments..............................................    5,633,849         1,099,573      6,619,458      1,138,211
Surrenders.....................................................     (151,626)           (3,347)      (227,789)        (9,203)
Transfers - interdivision and (to) from VALIC general account..    8,518,743         2,274,215      9,475,882      3,045,361
                                                                ------------------------------  ----------------------------
Accumulation units end of year.................................   17,371,407         3,370,441     20,041,920      4,174,369
                                                                ==============================  ============================

                                                                          DECEMBER 31:                   DECEMBER 31:
                                                                ------------------------------  ----------------------------
                                                                       1997          1996            1997           1996
                                                                ------------------------------  ----------------------------
Accumulation unit value........................................ $    1.176649   $   1.047595    $    1.178938   $   1.048470
                                                                ------------------------------  ----------------------------
Annuity unit value assuming a 3.5% discount factor............. $    1.117400   $   1.029630    $    1.119575   $   1.030490
                                                                ==============================  ============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                            AGSPC
                      MONEY MARKET FUND
------------------------------------------------------------
         DIVISION 2                      DIVISION 6
----------------------------    ----------------------------
     1997            1996            1997           1996
----------------------------    ----------------------------
$   188,513      $   216,537    $   5,293,164   $  3,525,805
         --               --               --             --
         --               --               --             --

         --               --               --             --
----------------------------    ----------------------------
    188,513          216,537        5,293,164      3,525,805
----------------------------    ----------------------------

    123,738          163,293       58,442,609     40,448,483

   (277,223)        (465,203)     (16,317,039)   (13,617,200)
         --               --           (1,592)        (1,584)
   (334,772)      (1,426,148)     (27,271,186)    10,145,727
----------------------------    ----------------------------

   (488,257)      (1,728,058)      14,852,792     36,975,426
----------------------------    ----------------------------
   (299,744)      (1,511,521)      20,145,956     40,501,231


  4,879,501        6,391,022      120,758,626     80,257,395
----------------------------    ----------------------------
$ 4,579,757      $ 4,879,501    $ 140,904,582   $120,758,626
============================    ============================


  2,142,534        2,917,361       75,124,095     51,907,757
     53,405           73,255       35,256,772     25,572,924
   (119,264)        (208,252)     (10,205,685)    (8,565,366)
   (145,236)        (639,830)     (15,992,661)     6,208,780
----------------------------    ----------------------------
  1,931,439        2,142,534       84,182,521     75,124,095
============================    ============================

        DECEMBER 31:                     DECEMBER 31:
----------------------------    ----------------------------
    1997            1996            1997            1996
----------------------------    ----------------------------
$  2.371163      $  2.277444    $    1.673590   $   1.607212
----------------------------    ----------------------------
$  1.407542      $  1.399179    $    1.099730   $   1.093041
============================    ============================

================================================================================
22                        NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Asset Allocation Fund (formerly Timed
       Opportunity Fund) (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)

     Dreyfus Variable Investment Fund -
      Dreyfus Small Cap Portfolio (Division 18)

     Founders Growth Fund (Division 30)

     Neuberger&Berman Guardian Trust (Division 29)

     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)

     Scudder Growth and Income Fund (Division 21)

     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19)
      Templeton International Fund (Division 20)

     American Century - Twentieth Century
      Ultra Fund (Division 31)

     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23)
     Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21, 26 through 30 and Division 32, 0.25%; for Division 31, 0.20% (effective December 8, 1997 the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); for Division 18, 0.15% (commencing
July 1, 1997).

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1997 and December 31, 1996, VALIC reduced expenses of Division 10B by $85,996 and $73,695, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $4,510,903 and $3,625,368 for the years ended December 31, 1997, and December 31, 1996, respectively.

   VALIC received surrender charges of $2,769,370 and $1,998,356 for the years ended December 31, 1997 and December 31, 1996, respectively. In addition, VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1997:

                                                                                                                       UNREALIZED
                                                                     MARKET                                           APPRECIATION
UNDERLYING FUND                            DIVISION      SHARES       PRICE        MARKET              COST          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
AGSPC International Equities Fund........     11        14,442,247   $ 10.56   $   152,510,209   $   159,616,851        (7,106,642)
Putnam Global Growth Fund................     28         5,907,316      9.96        58,836,553        66,932,273        (8,095,720)
Templeton Foreign Fund...................     32        18,158,539      9.95       180,677,558       195,842,767       (15,165,209)
Templeton International Fund.............     20        36,240,937     20.18       731,342,182       597,457,072       133,885,110
AGSPC Science & Technology Fund..........     17        45,443,952     20.05       911,151,116       863,149,718        48,001,398
AGSPC Small Cap Index Fund...............     14        13,430,059     17.18       230,728,350       186,936,772        43,791,578
Dreyfus Small Cap Portfolio..............     18        14,882,781     57.14       850,402,328       690,666,534       159,735,794
Putnam New Opportunities Fund............     26         3,383,421     48.65       164,603,317       147,777,228        16,826,089
Putnam OTC & Emerging Growth Fund........     27         6,050,956     16.11        97,480,884        93,189,180         4,291,704
AGSPC Growth Fund........................     15        46,551,005     20.22       941,261,746       711,090,283       230,171,463
AGSPC MidCap Index Fund..................      4        31,073,774     23.51       730,544,269       505,009,548       225,534,721
American Century - Twentieth Century
   Ultra Fund............................     31         4,523,746     27.30       123,498,148       140,484,856       (16,986,708)
Founders Growth Fund.....................     30         9,845,834     17.28       170,135,993       178,299,584        (8,163,591)
AGSPC Growth & Income Fund...............     16        13,572,839     18.93       256,933,935       190,630,650        66,303,285
AGSPC Social Awareness Fund..............     12        12,327,131     19.75       243,460,767       197,838,989        45,621,778
AGSPC Stock Index Fund...................  10A,B,C,D    96,544,410     29.70     2,867,368,593     1,632,114,793     1,235,253,800
Neuberger&Berman Guardian Trust..........     29         2,673,859     17.30        46,258,362        47,484,648        (1,226,286)
Scudder Growth and Income Fund...........     21         4,944,060     27.33       135,121,244       131,032,815         4,088,429
Vanguard/Windsor II......................     24         9,612,687     28.62       275,114,738       259,221,228        15,893,510
Templeton Asset Allocation Fund..........     19        14,174,679     22.35       316,804,111       272,387,404        44,416,707
AGSPC Asset Allocation Fund..............      5        14,166,349     13.02       184,445,969       161,483,128        22,962,841
Vanguard/Wellington Fund.................     25         5,288,776     29.45       155,754,286       152,199,967         3,554,319
AGSPC Intl Government Bond Fund..........     13        14,931,704     11.13       166,189,923       177,006,856       (10,816,933)
AGSPC Capital Conservation Fund..........    1 & 7       6,430,166      9.61        61,793,877        60,854,930           938,947
AGSPC Government Securities Fund.........      8         8,785,778     10.04        88,209,203        86,589,002         1,620,201
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio.........     22         2,205,013      9.26        20,418,430        19,786,709           631,721
   Long-Term U.S. Treasury Portfolio ....     23         2,249,389     10.64        23,933,498        22,833,059         1,100,439
AGSPC Money Market Fund..................    2 & 6     139,186,616      1.00       139,186,616       139,186,616                 -

                                                                                10,324,166,205     8,087,103,460     2,237,062,745

================================================================================
24                  NOTES TO FINANCIAL STATEMENTS - continued
================================================================================

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                         PURCHASES            SALES
                                                                      ---------------------------------
AGSPC International Equities Fund Division 11 ................        $   86,790,464     $  122,541,754
Putnam Global Growth Fund Division 28 ........................            50,459,460          1,699,287
Templeton Foreign Fund Division 32 ...........................           160,310,836          2,593,318
Templeton International Fund Division 20 .....................           218,671,212         74,944,745
AGSPC Science & Technology Fund Division 17 ..................           258,533,591         72,590,864
AGSPC Small Cap Index Fund Division 14 .......................            52,449,672         26,841,519
Dreyfus Small Cap Portfolio Division 18 ......................           157,428,080         31,479,333
Putnam New Opportunities Fund Division 26 ....................            98,274,415          2,172,704
Putnam OTC & Emerging Growth Fund Division 27 ................            49,539,022          4,465,936
AGSPC Growth Fund Division 15 ................................           181,937,002         13,277,956
AGSPC MidCap Index Fund Division 4 ...........................            85,646,062         49,680,500
American Century - Twentieth Century Ultra Fund Division 31 ..           123,895,156          1,646,296
Founders Growth Fund Division 30 .............................           146,266,635          1,807,870
AGSPC Growth & Income Fund Division 16 .......................            51,440,343          7,278,659
AGSPC Social Awareness Fund Division 12 ......................           107,158,295          2,998,054
AGSPC Stock Index Fund:
   Division 10A ..............................................            21,747,453         42,886,487
   Division 10B ..............................................             1,302,470          4,114,905
   Division 10C ..............................................           322,262,616         37,384,769
   Division 10D ..............................................             2,169,786          7,370,870
Neuberger&Berman Guardian Trust Division 29 ..................            40,109,321          1,827,836
Scudder Growth and Income Fund Division 21 ...................           113,908,912          1,386,588
Vanguard/Windsor II Division 24 ..............................           219,813,022          2,987,200
Templeton Asset Allocation Fund Division 19 ..................           112,031,546          3,848,099
AGSPC Asset Allocation Fund Division 5 .......................            19,398,830         28,526,541
Vanguard/Wellington Fund Division 25 .........................           132,887,405          6,870,260
AGSPC International Government Bond Fund Division 13 .........            54,824,769         51,676,974
AGSPC Capital Conservation Fund:
   Division 1 ................................................               696,514            886,751
   Division 7 ................................................            10,599,204         11,407,082
AGSPC Government Securities Fund Division 8 ..................            14,228,467         13,735,066
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio Division 22 .................            17,995,829          1,785,593
   Long-Term U.S. Treasury Portfolio Division 23 .............            20,859,345          2,676,268
AGSPC Money Market Fund:
   Division 2 ................................................             2,451,062          2,794,492
   Division 6 ................................................           315,474,364        301,193,083
                                                                      ---------------------------------
      Total ..................................................        $3,251,561,160     $  939,377,659
                                                                      =================================


NOTE G -- YEAR 2000 (UNAUDITED)

    VALIC is in the process of modifying its information technology to be ready for the year 2000. VALIC expects the project to be substantially complete by late 1998. All costs associated with required modifications will be paid for by VALIC.

================================================================================
                         REPORT OF INDEPENDENT AUDITORS                       25
================================================================================

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, and 11 through 32, inclusive) comprising Separate Account A as of December 31, 1997. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 21 through 32, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1997 and period from July 1, 1996 (inception) to December 31, 1996. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1997, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.



                                             ERNST & YOUNG LLP


Houston, Texas
February 6, 1998

                                   [EVI LOGO]

                                 PRINTED MATTER

                     PRINTED IN U.S.A.  VA 2620-1  REV 5/98

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
(INDEPENDENCE PLUS CONTRACT SERIES)
SEPARATE ACCOUNT A


PROSPECTUS                                                      MAY 1, 1998


The group and individual Variable Annuity Contracts (the "Contracts") offered by The Variable Annuity Life Insurance Company ("the Company") in connection with this prospectus are available to the public primarily through participation in retirement programs which receive favorable tax deferred treatment under federal income tax law but include non-qualified contracts as well. The Contracts are available on a flexible payment deferred, single payment deferred, or single payment immediate annuity basis. The Independence Plus Contract Series is composed of Contract forms UIT-585-96 and UITG-585-96.


The Contracts provide benefits related to the Company's General Account and to the Divisions of the Company's Separate Account A (the "Separate Account"). The Divisions of the Separate Account available under the Contracts are invested in the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund and the Money Market Fund, which are separate portfolios of American General Series Portfolio Company (the "Series Company").

--------------------------------------------------------------------------------

This prospectus provides investors the information they should know before investing in the Contracts. Investors should read and retain this prospectus for future reference.


Additional information, including a Statement of Additional Information dated May 1, 1998, has been filed with the Securities and Exchange Commission and contains further information about Separate Account A. The Statement of Additional Information is incorporated herein by reference. A copy may be obtained without charge by completing and returning the form at the back of this prospectus or by calling 1-800-44-VALIC.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE FUNDS BEING CONSIDERED. EACH OF THESE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS


                                             Page
                                             ----
Definitions................................   4
Fee Table..................................   6
Selected Accumulation Unit Data............   8
Introduction...............................   10
The Company and the Separate Account.......   11
The Funds..................................   12
Performance Information....................   13
    Average Annual Total Return with
      Surrender Charge and Maintenance Fee
      Imposed..............................   15
    Average Annual Total Return with No
      Surrender Charge and Maintenance
      Fee Imposed..........................   15
    Cumulative Return......................   16
    Annual and Cumulative Change in
      Accumulation Unit Value..............   17
    Hypothetical $10,000 Account Value
      Invested at Inception of Division....   18
Endorsements and Published Ratings.........   24
Transfers Among Investment Options.........   25
Transfers During the Accumulation Period...   25
    Transfers During the Annuity Period....   25
    Other Requirements.....................   25
Charges Under Variable Annuity Contracts...   27
    Charge for Premium Taxes...............   27
    Charge for Partial and Total
      Surrenders...........................   27
    Fee for Annual Account Maintenance.....   28
    Charge to the Separate Account.........   29
    Miscellaneous..........................   29
    Charge for Income Taxes................   30
Accumulation Period........................   30
    Death Benefits During Accumulation
      Period...............................   32
    Suspension of Purchase Payments........   32
Annuity Period.............................   32
    Fixed or Variable Annuity Payments.....   32
    Annuity Date...........................   33
    Annuity Payment Options................   33



                                             Page
                                             ----
    Enhancements Under Annuity Options.....   34
    Death of Annuitant During Annuity
      Period...............................   34
Surrender..................................   34
Other Contract Features....................   35
    Change of Beneficiary..................   35
    Revocation.............................   35
    Reservation of Rights..................   35
    Relationship to Employer's Plan........   36
Federal Tax Matters........................   36
    General................................   36
    Taxes Payable by Participants and
      Annuitants...........................   36
    Section 403(b) Annuities for Employees
      of Certain Tax-Exempt Organizations
      or Public Educational Institutions...   36
    Section 401 Qualified Pension,
      Profit-Sharing or Annuity Plans......   37
    Section 403(b) Individual Retirement
      Annuities (other than Roth IRAs).....   38
    Simplified Employee Pension Plans......   38
    Section 457 Unfunded Deferred
      Compensation Plans of Public
      Employers and Tax-Exempt
      Organizations........................   39
    Private Employer Unfunded Deferred
      Compensation Plans...................   39
    Non-Qualified Contracts................   40
    Effect of Tax-Deferred Accumulations...   41
    Fund Diversification...................   41
Voting Rights..............................   42
Other Variable Annuity Contracts...........   42
Exchange Offers............................   42
    General................................   42
    Differences Between New and Existing
      Contracts............................   43
    Agents' and Managers' Retirement Plan
      Exchange Offer.......................   45
    Taxes and Conversion Costs.............   46
    Availability of Offer..................   46
Year 2000..................................   47
    Year 2000 Risks........................   47
Appendix...................................   48

                                  DEFINITIONS

     Accumulation Period -- the time between the date of the first Purchase Payment with respect to an Annuitant and the Annuity Date.

     Accumulation Unit ("Unit") -- a unit of interest in a Separate Account Division which is accumulated in a Variable Subaccount before annuity payments begin. The value of a Unit will vary with the net investment experience of the respective Separate Account Division.

     Accumulation Value -- the sum of the values of the Fixed Subaccounts and the Variable Subaccounts allocated to a Participant Account.

     Annuitant -- the Participant on whose life annuity payments will be based under a group Contract; the individual named in the application for whom Purchase Payments are made and on whose life annuity payments will be based under an individual Contract. Annuity payments will be paid to the Annuitant. If the Annuitant dies before the Annuity Date, the Beneficiary may receive payments.

     Annuity Date -- the date elected by a Contract Owner on which annuity payments start.

     Annuity Period -- the time during which annuity payments are made.

     Annuity Unit -- a measuring unit used in calculating the amount of annuity payments. The value of an Annuity Unit for a Variable Subaccount will vary with the net investment experience of the Separate Account Division selected. The value will be adjusted according to the Assumed Investment Rate chosen by the Annuitant.

     Assumed Investment Rate -- the rate used to determine the first monthly annuity payment per thousand dollars of Accumulation Value in the Variable Subaccount(s). (See the Statement of Additional Information for a description of the effect of the Assumed Investment Rate on the level of payments.)

     Beneficiary -- the person who will receive payments, if any, on the Annuitant's death.

     Contract -- an individual or group variable annuity contract offered by this prospectus.

     Contract Owner -- the employer, or other organization, which makes application for a group Contract; the Annuitant under an individual Contract unless otherwise stated in the application.

     Fixed Subaccount -- a particular subaccount under a Participant Account into which net Purchase Payments and Accumulation Value under a fixed annuity Contract may be allocated during the Accumulation Period. Allocations to the Fixed Subaccounts are guaranteed to earn interest of at least 4 1/2% per annum. Reserves for these allocations are held in the Company's General Account.

     Fixed Subaccount One (Fixed Account Plus) -- a Fixed Subaccount which is suitable for those wishing to make more than a short-term commitment to a fixed return option. Up to 20% of the Accumulation Value under Fixed Account Plus may be transferred during each Participant Year. VALIC may permit transfers in excess of this limit by prior written notice to all Contract Owners. (For a more complete discussion of transfers and the limitations thereon, see "Transfers Among Investment Options.") The total interest rates paid by the Company from time to time on amounts deposited in Fixed Account Plus are expected to more closely resemble the then-current returns available on intermediate-term debt investments than would be the case with respect to the Short Term Fixed Account.

     Fixed Subaccount Two (Short Term Fixed Account) -- a Fixed Subaccount which is suitable primarily for those wishing to make only a shorter-term commitment to a fixed return option. After a transfer to Short Term Fixed Account, no further transfers from Short Term Fixed Account may be made for 90 days. (For a more complete discussion of transfers and the limitations thereon, see "Transfers Among Investment Options.")

     Fund -- an investment portfolio which is the underlying investment medium for net Purchase Payments credited to a Separate Account Division.

(For a more complete description of variable investment options, see "The
Funds.")

     General Account -- the assets of the Company other than those in the Separate Account or any other separate account. Reserves for any fixed annuity are maintained in the General Account.

     Home Office -- the main office of the Company at 2929 Allen Parkway, Houston, Texas 77019.

     Participant -- an individual who makes Purchase Payments or for whom Purchase Payments are made under a group Contract; the Contract Owner under an individual Contract, usually the Annuitant, unless another person is provided for in the application.

     Participant Account -- an individual account which is established for a Participant under a group Contract to record the Accumulation Value for the Participant or, in the case of an individual Contract, the entire Contract.

     Participant Year -- a twelve month period starting with the issue date of a Participant's certificate under a group Contract or the issue date of an individual Contract and each anniversary of that date.

     Purchase Payment -- an amount paid to the Company by, or on behalf of, an Annuitant.

     Separate Account -- the segregated asset account referred to as Separate Account A. Separate Account A was established by the Company under the Texas Insurance Code to receive and invest the net Purchase Payments and Accumulation Value allocated to variable annuity contracts.

     Separate Account Divisions ("Divisions") -- subdivisions of the Separate Account, each of which invests in a different Fund with a particular investment objective and strategy, and into which the net Purchase Payments and Accumulation Value under a variable annuity may be applied.

     Surrender Value -- the Accumulation Value of a Participant Account less the surrender charge, if any, which is the amount payable upon surrender of a Participant Account.

     Variable Subaccount -- a particular subaccount under a Participant Account into which net Purchase Payments and accumulated value under a variable annuity Contract may be allocated. Amounts in each Variable Subaccount are invested in one of several Separate Account Divisions. (See "Accumulation Period.")

                                   FEE TABLE

CONTRACT OWNER/PARTICIPANT TRANSACTION EXPENSES(1)
Surrender Charge (as a % of the lesser of all purchase
  payments received during the last 60 months or the amount
  withdrawn(2)..............................................     5%
ACCOUNT MAINTENANCE FEE (reduces to $15 after first contract year)(2)..................................................  $ 20
SEPARATE ACCOUNT ANNUAL EXPENSES (as a % of average account
  value)
Mortality and Expense Risk Charge...........................  1.00%

SERIES COMPANY ANNUAL EXPENSES (as a % of Fund average net assets)


                                                                                                           INTER-
                                                                                                          NATIONAL
                                          SMALL    INTER-    SOCIAL                CAPITAL    GOVERN-     GOVERN-
                         STOCK   MIDCAP    CAP    NATIONAL   AWARE-     ASSET      CONSER-      MENT        MENT     MONEY
                         INDEX   INDEX    INDEX   EQUITIES    NESS    ALLOCATION   VATION    SECURITIES     BOND     MARKET
       EXPENSES          FUND     FUND    FUND      FUND      FUND     FUND(6)      FUND        FUND        FUND      FUND
       --------          ----     ----    ----      ----      ----     -------      ----        ----        ----      ----
Management fees(3).....  0.27%    0.34%   0.35%     0.35%     0.50%      0.50%      0.50%       0.50%       0.50%     0.50%
Other expenses(4)......  0.07     0.06    0.06      0.07      0.06       0.07       0.07        0.06        0.06      0.07
Company
  Reduction of
  Fund Expenses(5).....   .00      .00     .00       .00       .00        .00        .00         .00         .00       .00
                         ----     ----    ----      ----      ----       ----       ----        ----        ----      ----
Total Fund Expenses
  (after Reduction)....  0.34%    0.40%   0.41%     0.42%     0.56%      0.57%      0.57%       0.56%       0.56%     0.57%


Example #1--Assuming surrender at the end of the period shown:

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Independence Plus Contract invested in a Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                               ------       -------       -------       --------
Stock Index Division........................................    $61           $ 94          $126          $168
MidCap Index Division.......................................     61             95           129           172
Small Cap Index Division....................................     62             96           130           176
International Equities Division.............................     62             97           131           177
Social Awareness Division...................................     63            101           138           192
Asset Allocation Division(6)................................     63            101           139           193
Capital Conservation Division...............................     63            101           139           193
Government Securities Division..............................     63            101           138           192
International Government Bond Division......................     63            101           138           192
Money Market Division.......................................     63            101           139           193

Example #2--Assuming no surrender at the end of the period shown:
Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Independence Plus Contract without a surrender charge imposed, invested in a Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                               1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                                               ------        -------        -------        --------
Stock Index Division........................................    $14            $44            $76            $168
MidCap Index Division.......................................     15             45             79             172
Small Cap Index Division....................................     15             46             80             176
International Equities Division.............................     15             47             81             177
Social Awareness Division...................................     16             51             88             192
Asset Allocation Division(6)................................     17             51             89             193
Capital Conservation Division...............................     17             51             89             193
Government Securities Division..............................     16             51             88             192
International Government Bond Division......................     16             51             88             192
Money Market Division.......................................     17             51             89             193


---------------
Additional Fee Table Examples are shown in the Appendix to this Prospectus.


(1) Premium taxes are not shown here, but may be charged by some states either on purchase payments or on amounts annuitized. See "Charge for Premium Taxes."

(2) Reductions in the surrender charge and account maintenance fee are available if certain conditions are met. See "Appendix." The surrender charge will disappear after the 15th Participant Year or after the 7th Participant Year for an individual aged 59 1/2 years. There will be no surrender charge incurred if no purchase payments were received during the 60 months immediately prior to the date of surrender. No annual account maintenance fee will be assessed during the Annuity Period. The first partial surrender per Participant Year of 10% or less of Accumulation Value with respect to a Participant Account will not be subject to a surrender charge. See "Charge for Total and Partial Surrenders" and "Fee for Annual Account Maintenance".

(3) The annual management fees for the MidCap Index Fund, Stock Index Fund, Small Cap Index Fund and International Equities Fund are based on each Fund's average daily net asset value at the following rates: 0.35% of the first $500 million and 0.25% on the excess over $500 million. The annual management fees for Social Awareness Fund, Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund and Money Market Fund are flat rates as shown regardless of the amount of Fund assets.

(4) Includes custody, accounting, reports to shareholders, audit, legal, and other miscellaneous expenses.
(5) To the extent that any of the Series Company Funds accrued expenses for a given month exceed on an annualized basis 2% of estimated average daily net assets, calculated on a monthly basis, the Company has voluntarily undertaken to reduce expenses of any such Fund, in an amount equal to the difference between such accrued expenses and 2% of the Fund's average daily net assets for that month. The Company may withdraw this voluntary undertaking upon 30 days' written notice to the Series Company.

(6) The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


Note: These examples should not be considered representations of past or future expenses for the Separate Account or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of the Separate Account and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table, including the examples above, shows all charges and expenses which are deducted from purchase payments, from the assets of the Separate Account and from the Funds in which the Separate Account invests. For a further description of these charges and expenses, see "Charges Under Variable Annuity Contracts" in this prospectus and "Investment Adviser" in the Series Company prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

                        SELECTED ACCUMULATION UNIT DATA


                                                                  STOCK                MIDCAP
                                                                  INDEX                 INDEX
                                                              DIVISION 10(2)        DIVISION 4(1)
                                                              --------------        -------------
December 31, 1997
  Accumulation Units in Force...............................   615,053,124          171,065,657
  Accumulation Unit Value...................................       $3.753436          $4.269122
December 31, 1996
  Accumulation Units in Force...............................   536,806,965          172,816,978
  Accumulation Unit Value...................................     $2.848437              $3.272588
December 31, 1995
  Accumulation Units in Force...............................   455,255,243          172,613,690
  Accumulation Unit Value...................................     $2.343900              $2.782677
December 31, 1994
  Accumulation Units in Force...............................   416,234,288          171,442,018
  Accumulation Unit Value...................................     $1.724134              $2.153183
December 31, 1993
  Accumulation Units in Force...............................   369,550,060          134,621,879
  Accumulation Unit Value...................................     $1.729327              $2.259378
December 31, 1992
  Accumulation Units in Force...............................   283,808,045           81,007,871
  Accumulation Unit Value...................................     $1.589718              $2.021271
May 1, 1992
  Accumulation Unit Value(3)................................            --                   --
December 31, 1991
  Accumulation Units in Force...............................    90,526,907           49,106,844
  Accumulation Unit Value...................................     $1.505641              $1.858030
October 1, 1991
  Accumulation Unit Value(3)................................            --                   --
December 31, 1990
  Accumulation Units in Force...............................    46,016,297           42,958,640
  Accumulation Unit Value...................................     $1.179000              $1.538017
December 31, 1989
  Accumulation Units in Force...............................    22,325,990           40,618,028
  Accumulation Unit Value...................................     $1.238782              $1.712671
October 2, 1989
  Accumulation Unit Value(3)................................            --                   --
December 31, 1988
  Accumulation Units in Force...............................     9,213,178           38,747,706
  Accumulation Unit Value...................................      $.968670              $1.450217


---------------


*   The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


(1) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical Accumulation Unit values prior to October 1, 1991 reflect investment experience prior to these changes.
(2) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.
(3) Accumulation Unit Value At Date Of Inception.


     The information presented reflects the Accumulation Unit Information through December 31, 1997 for Divisions of the Separate Account available under these Contracts.

                          INTER-        SOCIAL                                                INTERNATIONAL
      SMALL CAP          NATIONAL       AWARE-         ASSET        CAPITAL      GOVERNMENT    GOVERNMENT       MONEY
        INDEX            EQUITIES        NESS       ALLOCATION*   CONSERVATION   SECURITIES       BOND          MARKET
     DIVISION 14        DIVISION 11   DIVISION 12   DIVISION 5     DIVISION 7    DIVISION 8    DIVISION 13    DIVISION 6
     -----------        -----------   -----------   ----------     ----------    ----------    -----------    ----------
    106,279,077         122,716,744   81,577,104    57,307,351     28,242,598    45,034,894   111,480,591     84,182,521
            $2.163595    $1.237299      $2.985333     $3.219282      $1.962239    $1.957755       $1.490645    $1.673590
    103,320,842         156,226,314   46,574,016    65,292,617     30,286,494    47,130,169   112,601,593     75,124,095
      $1.785442           $1.222906     $2.252673     $2.651899      $1.825549    $1.815651       $1.582230    $1.607212
     98,335,995         172,564,018   32,750,120    75,851,431     29,573,808    39,847,053    73,369,250     51,907,757
      $1.544896           $1.156454     $1.835102     $2.411022      $1.812011    $1.799475       $1.530780    $1.545802
    100,383,839         187,749,916   29,015,764    89,377,860     26,859,219    26,667,073    25,691,713     75,765,781
      $1.222329           $1.054460     $1.333899     $1.951533      $1.515278    $1.547150       $1.301357    $1.479129
     56,159,647         117,215,227   26,230,566    93,899,802     24,628,606    26,563,166    18,155,381     24,799,810
      $1.277199           $0.986387     $1.366979     $1.997266      $1.630069    $1.636228       $1.258340    $1.439327
      9,723,477         52,524,165    16,956,437    80,637,090     14,922,749    16,609,444     6,245,713     23,414,474
      $1.112790           $0.767135     $1.279516     $1.846025      $1.470167    $1.491537       $1.112826    $1.415690
      $1.000000                  --           --            --             --            --            --             --
             --         27,011,169     8,447,711    76,624,765     11,069,044    11,694,890       953,038     25,545,494
             --          $0.895250      $1.250634     $1.878219      $1.366905    $1.405236       $1.090499    $1.384882
             --                 --            --            --             --            --     $1.000000             --
             --         13,776,769     2,947,418    72,284,139      9,321,049     8,460,327            --     25,246,481
             --          $0.813423      $0.987666     $1.563444      $1.178361    $1.237104              --    $1.325393
             --          2,247,450       212,636    68,361,149      7,502,717     5,556,464            --     15,949,534
             --          $1.028405      $1.010003     $1.618165      $1.193583    $1.179231              --    $1.240599
             --          $1.000000      $1.000000            --            --            --            --             --
             --                 --            --    65,817,325      3,996,455     3,408,919            --      9,429,191
             --                 --            --     $1.397280       $1.078919    $1.062082              --    $1.149516


     Financial statements of the Separate Account are included in the Statement of Additional Information, which is available upon request. Accumulation units shown are for an Accumulation Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of the Separate Account will not be the same on any given day as the net asset value per share of the underlying Fund of American General Series Portfolio Company in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to the Separate Account. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in the Separate Account does not change as a result of such distribution.

                                  INTRODUCTION

THIS PROSPECTUS DESCRIBES BOTH GROUP AND INDIVIDUAL CONTRACTS THROUGH WHICH UNITS OF INTEREST IN THE COMPANY'S SEPARATE ACCOUNT A ARE OFFERED. BOTH GROUP AND INDIVIDUAL CONTRACTS ARE COMBINATION FIXED/VARIABLE CONTRACTS OFFERING VARIABLE OR FIXED ACCUMULATIONS AND VARIABLE OR FIXED BENEFITS OR A COMBINATION OF BOTH. THIS PROSPECTUS DESCRIBES ONLY THE VARIABLE ASPECTS OF THE CONTRACTS, EXCEPT WHERE FIXED ASPECTS ARE SPECIFICALLY MENTIONED.

     The Contracts are designed to provide individuals with retirement benefits through the accumulation of net Purchase Payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments. The purpose of variable accumulations and annuity payments is to provide returns to investors which offset or exceed the effects of inflation. There is, however, no guarantee that this objective will in fact be achieved. Certain Fund options are indexed funds, a popular approach to investing among individuals saving for retirement.

     The Funds. Ten Separate Account Divisions investing in separate portfolios (the "Funds") of American General Series Portfolio Company are available under the Contracts in addition to the Company's General Account. The ten Funds underlying the available Separate Account Divisions are Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund and Money Market Fund.

     Accumulation of Purchase Payments. Prior to retirement, the Participant pursues various investment options on a variable or fixed basis by directing net Purchase Payments to various Variable or Fixed Subaccounts. Variable investments are accomplished by allocating or transferring amounts to Variable Subaccounts. Fixed investments are accomplished by allocating or transferring amounts to Fixed Subaccounts. Amounts in each of the ten Variable Subaccounts are invested in a corresponding Separate Account Division which invests, in turn, in an underlying Fund. As the value of the investment in the Funds increases or decreases, the value of the Variable Subaccounts accumulations will increase or decrease. The value of such accumulations is subject to deduction for charges summarized below. Amounts in each of the two Fixed Subaccounts earn various rates of interest, with the minimum being the guaranteed rate. The Participant may pursue up to seven investment options at any one time by allocating and/or accumulating amounts in up to seven of the twelve available subaccounts. (For information as to how the Contracts may be purchased, and certain minimums that apply to Purchase Payments and Accumulation Values, see "Accumulation Period.") Owners of individual Contracts may exercise a 10-day revocation right (in some states this may be a 20-day revocation right). (See "Revocation.")

     Surrenders. The Participant may, subject to applicable law and the terms of the employer's plan, make a total or partial surrender at any time during the Accumulation Period by giving a written request to the Company. (See "Surrender" and "Federal Tax Matters.") An individual Contract must be returned to the Company before a total surrender can be effected. A surrender charge may be assessed.

     Surrender Charge. A surrender charge of up to 5% of Purchase Payments received during the most recent 60 months may be assessed for a partial or total surrender. The surrender charge is designed to help defray sales and distribution expenses incurred by the Company. The Company intends to decrease or eliminate the surrender charge applicable to a particular Contract if it estimates that its sales expenses will be lower. (See "Charge for Partial and Total Surrenders.")

     Fixed and Variable Annuity Payments. On the Annuity Date, the Accumulation Value, at the Annuitant's option, may be applied to purchase any combination of fixed and/or variable annuities, subject to the Company's minimum annuity payment and other requirements for any one annuity form. (See "Fixed or Variable Annuity Payments" and "Annuity Payment Options.") Up to seven Divisions, or six Divisions if a fixed annuity is also selected, may be utilized to provide annuity payments.

     Transfers. During the Accumulation Period, all or part of the Accumulation Value may be transferred among variable investment options or from variable investment options to fixed investment options. Transfers may be made from fixed investment options subject to certain conditions. (See "Transfers Among Investment Options.")

     During the Annuity Period, an Annuitant may also transfer amounts among the variable investment options underlying a variable annuity, or all or part of amounts underlying a variable annuity to provide a fixed annuity, once every 365 days. Transfers of amounts providing a fixed annuity may not be made to provide a variable annuity during the Annuity Period.

     Transfers are not subject to any charge. (See "Transfers Among Investment Options" for additional conditions and limitations regarding transfers.) The transfer privilege may be suspended or terminated at any time.

     Other Charges. An annual account maintenance fee, which is currently $20 for the first Participant Year and $15 per Participant Year thereafter during the Accumulation Period, is due in quarterly installments beginning the first day of the calendar quarter following the first date a Purchase Payment is credited to the Participant Account; however, it is not deducted until the last day of the calendar quarter in which it is due. A full quarterly charge will be assessed if the Participant Account is surrendered during a calendar quarter. This fee will reduce the Surrender Value of the Participant Account. This fee contributes to offsetting the cost of administrative expenses with respect to each Contract and may be increased or decreased. Contract Owners will be sent notice of any increase or decrease in this fee. No annual account maintenance fee will be assessed during the Annuity Period.

     The Company intends to decrease or eliminate the annual account maintenance fee applicable to a particular Contract if it estimates that its administrative expenses will be lower. (See "Fee for Annual Account Maintenance.")

     A daily fee is charged at the annual rate of 1% of the average daily net asset value allocable to the Variable Subaccounts. This fee is imposed for certain additional expenses and for assumption by the Company of certain mortality risks. Additionally, in certain states a deduction for premium tax is made. (See "Charge to the Separate Account" and "Charge for Premium Taxes.")

     A daily charge, based on a percentage of average daily net assets, is paid by each Fund to its investment adviser for investment management. These charges, and other Fund charges and expenses more fully described in the prospectuses for the Funds and summarized in the preceding Fee Table, are borne indirectly by the Contract Owners.

THE COMPANY AND THE
SEPARATE ACCOUNT

     The Company is a stock life insurance company organized under the laws of the State of Texas as the successor to Variable Annuity Life Insurance Company of America, a District of Columbia life insurance company organized in 1955. The Company is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company's executive office is located at 2929 Allen Parkway, Houston, Texas 77019; its mailing address is P.O. Box 3206, Houston, Texas 77253.

     The Company is an indirect wholly-owned subsidiary of American General Corporation. However, the assets of American General Corporation do not support the obligations of the Company under the Contracts. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia and Canada, and collectively are engaged in substantially all forms of financial services, with activities heavily weighted toward insurance.

     On April 18, 1979, the Board of Directors of the Company established the Separate Account in accordance with the Texas Insurance Code. The Separate Account is registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Units of interest in the Separate Account under the Contracts are registered as securities under the Securities Act of 1933 (the "1933 Act"). Under the Texas Insurance Code and the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business which the Company may conduct, but will be held exclusively for the benefit of the Contract Owners, Participants, Annuitants, and the Beneficiaries of the Contracts.

     Each Division of the Separate Account is administered and accounted for as part of the general business of the Company, however, the income, capital gains, or capital losses of each Division of the Separate Account are credited to or charged against the assets held in that Division in accordance with the terms of each Contract without regard to the income, capital gains, or capital losses of any other Division or arising out of any other business the Company may conduct.

     Each Division of the Separate Account available under the Contracts will invest in the shares of a specific Fund. The Separate Account currently is made up of eighteen Divisions, ten of which are available as variable investment options under the Contracts to receive net Purchase Payments (Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen and Fourteen). All of the investment portfolios underlying these Divisions are also available under other variable annuity contracts issued by the Company. (For a description of the Divisions available under the Contracts and the specific Fund in which each respective Division invests, see "The Funds.")

     The above listed Funds are one of thirteen investment portfolios of American General Series Portfolio Company (the "Series Company"), a diversified, open-end, management investment company registered under the 1940 Act.

THE FUNDS

     The Company serves as the investment adviser to American General Series Portfolio Company (the "Series Company"), ten of whose investment portfolios (the "Funds") act as investment media for Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen and Fourteen of the Separate Account. Certain Funds act as investment media for other variable annuity contracts issued by the Company and not offered pursuant to this prospectus. Also, certain of the Funds act as investment media for variable annuity contracts issued by affiliates of the Company. Each investment portfolio is, in effect, a separate "fund" for which the Series Company issues a separate series (class) of stock.

     A brief summary of the investment objectives of each Fund appears below. For more complete information about these Funds, including charges and expenses, refer to your American General Series Portfolio Company prospectus, additional copies of which are available from The Variable Annuity Marketing Company, P.O. Box 3206, Houston, Texas 77253 or contact any Regional Office at 1-800-44-VALIC or at the address shown on the inside back cover of this prospectus. Read the prospectus carefully before you invest or send money.

     STOCK INDEX FUND (DIVISION TEN). This Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index.

     MIDCAP INDEX FUND (DIVISION FOUR). This Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's(R) Corporation (S&P(R)) MidCap 400 Index. Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote.

     SMALL CAP INDEX FUND (DIVISION FOURTEEN). This Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R)** Index.

     INTERNATIONAL EQUITIES FUND (DIVISION ELEVEN). The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index").

     SOCIAL AWARENESS FUND (DIVISION TWELVE). This Fund seeks growth of capital through investment, primarily in common stocks, in companies

---------------

 * "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400 Index" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

** The Russell 2000 Index is a trademark/service mark of the Frank Russell
   Company. RussellTM is a trademark of the Frank Russell Company.

which meet the social criteria established for the Fund.


     ASSET ALLOCATION FUND (DIVISION FIVE). This Fund seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.


     CAPITAL CONSERVATION FUND (DIVISION SEVEN). This Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

     GOVERNMENT SECURITIES FUND (DIVISION EIGHT). This Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

     INTERNATIONAL GOVERNMENT BOND FUND
(DIVISION THIRTEEN). This Fund seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

     MONEY MARKET FUND (DIVISION SIX). This Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments. Shares of the Money Market Fund are neither insured nor guaranteed by the U.S. Government. There is no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share.

PERFORMANCE INFORMATION

     The Separate Account may from time to time advertise certain performance information concerning its various Divisions. The Separate Account and certain Divisions have been offering contracts for periods prior to the commencement of the offering of the Contracts described in this Prospectus. The performance information is based on historical results and is not intended to indicate past performance under an actual Contract or future performance. Each Division may also, from time to time, advertise its performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Each Division may advertise total return performance information for various periods of time. Total return performance information is based on the overall dollar or percentage change in value of a hypothetical investment in the specific Division over a given period of time. In general, a Division's total return reflects the overall change in value of the Division from the beginning of the relevant period to the end of that period.

     Average annual total return information shows the average percentage change in the value of an investment in the Division from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Division (including any maintenance charge and surrender charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes). The rate is computed for each Division comparing an initial hypothetical investment of $1,000 in the Division to the redeemable value of that investment at the end of specifically identified 1, 3, 5 and 10 year periods. In order to calculate average annual total return, the Company divides the value of a Division under a Contract terminated on a particular date by a hypothetical $1,000 investment in the Division made by the Contract Owner at the beginning of the period illustrated. The resulting total growth rate for the period is then annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

     The Divisions may advertise total return performance information computed on different bases. First, the Divisions may present total return information computed on the same basis as described above, except deductions will not include the surrender charge or the maintenance charge. (The Company refers to this presentation as "Cumulative Return.") This presentation assumes that the investment in the Contract persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Contract. This presentation may assume 1, 3, 5 and 10 year periods and is based on a hypothetical $10,000 initial investment.

     Second, the Divisions may present a nonstandardized average annual total return that reflects all historical investment results without deduction for surrender charges, premium taxes or account maintenance fees. The rate for the nonstandardized version of average annual total return is otherwise computed for each Division in the same manner as stated above for the standardized version of average annual total return.

     Third, the Divisions may also advertise total return performance information computed on different bases. For example, the Divisions may present cumulative total return information computed on the same basis as described above for total return performance information, except deductions will not include the surrender charge. (The Company refers to this presentation as "Cumulative Return.") This presentation assumes that the investment in the Contract persists beyond the period when the Surrender Charge applies, consistent with the long-term investment and retirement objectives of the Contract. This presentation may assume 1, 3, 5 and 10 year periods and is based on a hypothetical $10,000 initial investment.

     Fourth, the Divisions may present total return information calculated by subtracting a Division's Accumulation Unit value at the beginning of a year from the Accumulation Unit value of that Division at the end of the year and dividing the difference by the Accumulation Unit value at the beginning of the year. (The Company refers to this presentation as "Annual Change in Accumulation Unit Value.") This computation results in a total growth rate for the period which the Company annualizes (as described above) in order to obtain the average annual percentage change in the Accumulation Unit value for that period. Surrender charges, premium taxes, and maintenance fees are not deducted from the Accumulation Unit values. These charges, if applicable, are imposed by the cancellation of Accumulation Units attributable to an individual Contract Owner's account. The effect of these charges is to reduce total return to the Contract Owner.

     Fifth, the Divisions may present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Division for the specified period. This calculation is the same as that for the Annual Change in Accumulation Unit Value but is based on the Accumulation Unit value at the beginning and end of a period of years in excess of one year. (The Company refers to this presentation as "Cumulative Change in Accumulation Unit Value.")

     Sixth, the Divisions may present total return information based on different amounts of periodic investments into the Division. For example the Division may present total return information based on a $100 a month investment for a specified period into the Division.

     Finally, the Divisions may present a hypothetical example that applies the Annual Change in Accumulation Unit Value to an initial investment of $10,000. (The Company refers to this presentation as "Hypothetical $10,000 Account Value.")

     Each Division other than the Money Market Division may advertise standardized yield performance in addition to total return information. A Division's yield is one way of showing the rate of income the Division earns as a percentage of the value of the Division's Accumulation Units. The yield of each Division is computed by dividing the average daily net investment income per Accumulation Unit of the Division earned during a specifically identified 30-day base period, less a maintenance charge, by the Accumulation Unit value on the last day of the period, and annualizing that result. This calculation takes into account the average daily number of Accumulation Units outstanding during the period. The yield of each Division reflects the deduction of all charges, expenses and fees applicable against the Division, but does not take into account the surrender charge and premium taxes.


     The Money Market Division may advertise current yield and effective yield performance information. The yield of the Money Market Division refers to the income generated by an investment in the Money Market Division over a specifically identified 7-day period. (The yield does not take into account the surrender charge, the maintenance charge or premium taxes.) This income is annualized by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period and is shown as a percentage of the investment. The 7 day current yield for the seven days ended December 31, 1997 was 4.22%. The effective yield of the Money Market Division is calculated in a similar manner but, when annualizing such yield, income earned by the Money Market Division is assumed to be reinvested. This compounding effect will cause effective yield to be higher than current yield. The

7 day effective yield for the seven days ended December 31, 1997 was 4.31%.


     Certain performance data related to each Division is printed in the tables below. (See "Performance Calculation" in the Statement of Additional Information for certain other performance data.)

     The information presented does not reflect the advantage under the Contracts of deferring Federal income tax on increases in Account Value due to earnings attributable to Purchase Payments. (See "Federal Tax Matters -- Effect of Tax Deferred Accumulation.") The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payment Contributions (See "Federal Tax Matters -- Effect of Tax Deferred Accumulation.")

     The performance results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                          AVERAGE ANNUAL TOTAL RETURN
               WITH SURRENDER CHARGE AND MAINTENANCE FEE IMPOSED

                      (FOR PERIOD ENDED DECEMBER 31, 1997)



         NO.
       OF YEARS         DIV 4    DIV 5    DIV 6    DIV 7    DIV 8    DIV 10    DIV 11    DIV 12    DIV 13    DIV 14
       --------         -----    -----    -----    -----    -----    ------    ------    ------    ------    ------
 1 Year...............  25.36%   16.31%   (0.63)%  2.58%     2.90%   26.68%    (3.44)%   27.43%    (10.09)%  16.09%
 3 Years..............  24.43    16.82     2.53    7.46      6.60    28.47      3.84     29.68       2.97    19.69
 5 Years..............  15.44    10.99     2.40    5.02      4.65    18.11      9.22     17.82       5.10    13.50
10 Years..............  12.64     9.48     4.28    6.65      6.70    15.79        --        --         --       --
Since Inception*......   9.91     8.42     4.29    5.69      5.67    13.07      2.52     14.20       6.48    14.46


                          AVERAGE ANNUAL TOTAL RETURN
              WITH NO SURRENDER CHARGE AND MAINTENANCE FEE IMPOSED

                      (FOR PERIOD ENDED DECEMBER 31, 1997)



          NO.
       OF YEARS          DIV 4    DIV 5    DIV 6    DIV 7    DIV 8    DIV 10    DIV 11    DIV 12    DIV 13    DIV 14
       --------          -----    -----    -----    -----    -----    ------    ------    ------    ------    ------
 1 Year................  30.45%   21.40%   4.13%    7.49%    7.83%    31.77%     1.18%    32.52%    (5.79)%   21.18%
 3 Years...............  25.63    18.16    4.20     9.00     8.16     29.60      5.47     30.80      4.63     20.97
 5 Years...............  16.13    11.76    3.40     5.94     5.59     18.75     10.03     18.46      6.02     14.22
10 Years...............  12.78     9.61    4.41     6.78     6.82     15.93        --        --        --        --
Since Inception*.......  10.04     8.55    4.42     5.82     5.80     13.20      2.64     14.33      6.60     14.59


---------------

* Division Four was initiated on October 13, 1982. Effective October 1, 1991 the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. Division Five was initiated on September 6, 1983. Divisions Six, Seven and Eight were initiated on January 16, 1986. Division Ten was initiated on April 20, 1987. Divisions Eleven and Twelve were initiated on October 2, 1989. Division Thirteen was initiated on October 1, 1991. Division Fourteen was initiated on May 1, 1992.

                               CUMULATIVE RETURN

                      (FOR PERIOD ENDED DECEMBER 31, 1997)



                                                    SINCE
                    DIVISION                      INCEPTION*    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                    --------                      ----------    --------    -------     -------      ------
Stock Index Fund (Division 10)..................     275.34%      338.36%     136.11%     117.70%     31.77%
MidCap Index Fund (Division 4)
  Period from 10/01/91 through 12/31/97.........     156.48           --      111.21       98.27       30.45
  Period from 10/13/82 through 12/31/97.........     326.91       232.83      111.21       98.27       30.45
Small Cap Index Fund (Division 14)..............     116.36           --       94.43       77.01       21.18
International Equities Fund (Division 11).......      23.73           --       61.29       17.34        1.18
Social Awareness Fund (Division 12).............     198.53           --      133.32      123.81       32.52
Asset Allocation Fund (Division 5)**............     221.93       150.29       74.39       64.96       21.40
Capital Conservation Fund (Division 7)..........      96.22        92.64       33.47       29.50        7.49
Government Securities Fund (Division 8).........      95.78        93.46       31.26       26.54        7.83
International Government Bond Fund (Division
  13)...........................................      49.06           --       33.95       14.55       (5.79)
Money Market Fund (Division 6)..................      67.36        53.92       18.22       13.15        4.13


---------------

 * See footnote for Average Annual Total Return for the inception date of each Division.


** The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

            ANNUAL AND CUMULATIVE CHANGE IN ACCUMULATION UNIT VALUE


                                                                                     INTER-
                                              MIDCAP           SMALL CAP            NATIONAL             SOCIAL
                         STOCK INDEX           INDEX             INDEX              EQUITIES           AWARENESS
                        DIVISION 10(1)     DIVISION 4(2)     DIVISION 14(3)      DIVISION 11(4)      DIVISION 12(4)
                        --------------     -------------     --------------      --------------      --------------
ANNUAL CHANGE
YEAR ENDED:
12/31/97..............        31.77%            30.45%             21.18%               1.18%              32.52%
12/31/96..............        21.53             17.61              15.57                5.75               22.75
12/31/95..............        35.95             29.24              26.39                9.67               37.57
12/31/94..............        (0.30)            (4.70)             (4.30)               6.90               (2.42)
12/31/93..............         8.78             11.78              14.77               28.58                6.84
12/31/92..............         5.58              8.79              11.28              (14.31)               2.31
12/31/91..............        27.70             20.81                 --               10.06               26.63
12/31/90..............        (4.83)           (10.20)                --              (20.90)              (2.21)
12/31/89..............        27.88             18.10                 --                2.84                1.00
12/31/88..............        13.13             13.06                 --                  --                  --

CUMULATIVE
  CHANGE
For each period end
  since 12/31/87
12/31/97..............       338.36%           232.83%            116.36%              23.73%             198.53%
12/31/96..............       232.67            155.14              78.54               22.29              125.27
12/31/95..............       173.74            116.95              54.49               15.65               83.51
12/31/94..............       101.36             67.87              22.23                5.45               33.39
12/31/93..............       101.97             76.15              27.72               (1.36)              36.70
12/31/92..............        85.66             57.58              11.28              (23.29)              27.95
12/31/91..............        75.84             44.86                 --              (10.48)              25.06
12/31/90..............        37.70             19.91                 --              (18.66)              (1.23)
12/31/89..............        44.68             33.52                 --                2.84                1.00
12/31/88..............        13.13             13.06                 --                  --                  --

                                                                                    INTER-
                                                                                   NATIONAL
                            ASSET            CAPITAL          GOVERNMENT          GOVERNMENT            MONEY
                         ALLOCATION*      CONSERVATION        SECURITIES             BOND              MARKET
                        DIVISION 5(5)     DIVISION 7(6)      DIVISION 8(6)      DIVISION 13(7)      DIVISION 6(6)
                        -------------     -------------      -------------      --------------      -------------
ANNUAL CHANGE
YEAR ENDED:
12/31/97..............        21.40%              7.49%              7.83%              (5.79%)          4.13%
12/31/96..............         9.99               0.75               0.90                3.36            3.97
12/31/95..............        23.55              19.58              16.31               17.63            4.51
12/31/94..............        (2.29)             (7.04)             (5.44)               3.42            2.77
12/31/93..............         8.19              10.88               9.70               13.08            1.67
12/31/92..............        (1.71)              7.55               6.14                2.05            2.22
12/31/91..............        20.13              16.00              13.59                9.05            4.49
12/31/90..............        (3.38)             (1.28)              4.91                  --            6.83
12/31/89..............        15.81              10.63              11.03                  --            7.92
12/31/88..............         8.63               5.92               4.95                  --            5.72
CUMULATIVE
  CHANGE
For each period end
  since 12/31/87
12/31/97..............       150.29%             92.64%             93.46%              49.06%          53.92%
12/31/96..............       106.18              79.22              79.42               58.22           47.82
12/31/95..............        87.45              77.89              77.82               53.08           42.17
12/31/94..............        51.73              48.76              52.88               30.14           36.04
12/31/93..............        55.28              60.03              61.69               25.83           32.38
12/31/92..............        43.52              44.33              47.39               11.28           30.20
12/31/91..............        46.03              34.19              38.86                9.05           27.37
12/31/90..............        21.55              15.68              22.25                  --           21.90
12/31/89..............        25.81              17.18              16.53                  --           14.10
12/31/88..............         8.63               5.92               4.95                  --            5.72


---------------

For the year in which a Division was initiated, less than a full year's performance has been reflected. Actual, not annualized, performance is reflected.

 *  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

(1) Initiated 4/20/87.

(2) Initiated 10/13/82 (formerly the Capital Accumulation Division). Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical data prior to October 1, 1991 reflect investment experience prior to these changes. Investment experience, for MidCap Index Division 4 subsequent to October 1, 1991 has been as follows: for the period from October 1, 1991 to December 31, 1991 the change in accumulation unit value was 11.63%, for the period from October 1, 1991 to December 31, 1992 the cumulative change in accumulation unit value was 21.43%, for the period from October 1, 1991 to December 31, 1993 the cumulative change in accumulation unit value was 35.74%; for the period from October 1, 1991 to December 31, 1994 the cumulative change in accumulation unit value was 29.36%; for the period from October 1, 1991 to December 31, 1995 the cumulative change in accumulation unit value was 67.18%; for the period from October 1, 1991 to December 31, 1996 the cumulative change in accumulation unit value was 96.61%; and for the period from October 1, 1991 to December 31, 1997 the cumulative change in accumulation unit value was 156.48%.

(3) Initiated 5/1/92.
(4) Initiated 10/2/89.
(5) Initiated 9/6/83.
(6) Initiated 1/16/86.
(7) Initiated 10/1/91.

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
                       INVESTED AT INCEPTION OF DIVISION

     The tables and graphs below show the change in accumulation value of a hypothetical $10,000 investment in each of the Divisions since the inception of the Division.

                         STOCK INDEX FUND (DIVISION 10)


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         JANUARY 1, 1988                                   STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   11,313
12/31/89................   14,468
12/31/90................   13,770
12/31/91................   17,584
12/31/92................   18,566
12/31/93................   20,197
12/31/94................   20,136
12/31/95................   27,374
12/31/96................   33,267
12/31/97................   43,836



                                                          [CHART]

                         MIDCAP INDEX FUND (DIVISION 4)


     The performance information for the MidCap Index Division is shown in two separate sets of tables and graphs for the ten year period beginning January 1, 1988 and for the period beginning October 1, 1991. The latter period shows the performance of the MidCap Index Division since the change in investment objectives, investment program and investment restrictions of the underlying Fund. Selected accumulation unit data for the last ten years for the MidCap Index Division appears on page 8 of this Prospectus.



    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         OCTOBER 1, 1991                                   STIPULATED PAYMENT MADE OCTOBER 1, 1991
----------------------------------                         ---------------------------------------
10/01/91................  $10,000
12/31/91................   11,163
12/31/92................   12,143
12/31/93................   13,574
12/31/94................   12,936
12/31/95................   16,718
12/31/96................   19,661
12/31/97................   25,648



                                                          [CHART]


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         JANUARY 1, 1988                                   STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   11,306
12/31/89................   13,352
12/31/90................   11,991
12/31/91................   14,486
12/31/92................   15,758
12/31/93................   17,615
12/31/94................   16,787
12/31/95................   21,695
12/31/96................   25,514
12/31/97................   33,283



                                                          [CHART]

                       SMALL CAP INDEX FUND (DIVISION 14)


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
           MAY 1, 1992                                            PAYMENT MADE MAY 1, 1992
----------------------------------                         ---------------------------------------
05/01/92................  $10,000
12/31/92................   11,128
12/31/93................   12,772
12/31/94................   12,223
12/31/95................   15,449
12/31/96................   17,854
12/31/97................   21,636



                                                          [CHART]

                   INTERNATIONAL EQUITIES FUND (DIVISION 11)


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         OCTOBER 2, 1989                                   STIPULATED PAYMENT MADE OCTOBER 2, 1989
----------------------------------                         ---------------------------------------
10/02/89................  $10,000
12/31/89................   10,284
12/31/90................    8,134
12/31/91................    8,952
12/31/92................    7,671
12/31/93................    9,864
12/31/94................   10,545
12/31/95................   11,565
12/31/96................   12,229
12/31/97................   12,373



                                                          [CHART]

                      SOCIAL AWARENESS FUND (DIVISION 12)


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         OCTOBER 2, 1989                                   STIPULATED PAYMENT MADE OCTOBER 2, 1989
----------------------------------                         ---------------------------------------
10/02/89................  $10,000
12/31/89................   10,100
12/31/90................    9,877
12/31/91................   12,506
12/31/92................   12,795
12/31/93................   13,670
12/31/94................   13,339
12/31/95................   18,351
12/31/96................   22,527
12/31/97................   29,853



                                                          [CHART]


                      ASSET ALLOCATION FUND (DIVISION 5)*



    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         JANUARY 1, 1988                                   STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   10,863
12/31/89................   12,581
12/31/90................   12,155
12/31/91................   14,603
12/31/92................   14,352
12/31/93................   15,528
12/31/94................   15,173
12/31/95................   18,745
12/31/96................   20,618
12/31/97................   25,029



                                                          [CHART]


* Effective October 1, 1997 the Timed Opportunity Fund changed its name to the Asset Allocation Fund.

                     CAPITAL CONSERVATION FUND (DIVISION 7)


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         JANUARY 1, 1988                                   STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   10,592
12/31/89................   11,718
12/31/90................   11,568
12/31/91................   13,419
12/31/92................   14,433
12/31/93................   16,003
12/31/94................   14,876
12/31/95................   17,789
12/31/96................   17,922
12/31/97................   19,264



                                                          [CHART]

                    GOVERNMENT SECURITIES FUND (DIVISION 8)


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         JANUARY 1, 1988                                   STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   10,495
12/31/89................   11,653
12/31/90................   12,225
12/31/91................   13,886
12/31/92................   14,739
12/31/93................   16,169
12/31/94................   15,288
12/31/95................   17,782
12/31/96................   17,942
12/31/97................   19,346



                                                          [CHART]

                INTERNATIONAL GOVERNMENT BOND FUND (DIVISION 13)


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         OCTOBER 1, 1991                                   STIPULATED PAYMENT MADE OCTOBER 1, 1991
----------------------------------                         ---------------------------------------
10/01/91................  $10,000
12/31/91................   10,905
12/31/92................   11,128
12/31/93................   12,583
12/31/94................   13,014
12/31/95................   15,308
12/31/96................   15,822
12/31/97................   14,906



                                                          [CHART]

                         MONEY MARKET FUND (DIVISION 6)


    ANNUAL VALUE OF A $10,000
     STIPULATED PAYMENT MADE                               VALUE AT MONTHLY INTERVALS OF A $10,000
         JANUARY 1, 1988                                   STIPULATED PAYMENT MADE JANUARY 1, 1988
----------------------------------                         ---------------------------------------
01/01/88................  $10,000
12/31/88................   10,572
12/31/89................   11,410
12/31/90................   12,190
12/31/91................   12,737
12/31/92................   13,020
12/31/93................   13,238
12/31/94................   13,604
12/31/95................   14,217
12/31/96................   14,782
12/31/97................   15,392



                                                          [CHART]

ENDORSEMENTS AND PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company will additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a Company's insurance claims-paying ability. Duff & Phelp's ratings range from AAA to CCC. An AAA rating reflects that the Company has the highest claims-paying ability.

     The Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.

     The Company may, from time to time, refer to The Variable Annuity Research & Data Services (VARDS) Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information. VARDS currently tracks over 900 variable separate accounts totaling over $260 Billion in variable annuity assets.

     The Company may, from time to time, refer to Bankers Trust Company's Tactical Asset Allocation Model's historical performance and compare such performance to that of the S&P 500 Index. Neither the Model nor the S&P 500 Index is a managed fund and neither have identifiable investment objectives.

     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers of Accumulation Value and Annuity Units among investment options are permitted subject to the conditions discussed below. The right to make transfers is exercisable by the Participant during the Accumulation Period and by the Annuitant during the Annuity Period. The Company reserves the right to limit or restrict transfers to the extent such limitation or restriction is allowed by the Contract.

TRANSFERS DURING THE ACCUMULATION PERIOD

     Transfers among investment options during the Accumulation Period are accomplished by transferring Accumulation Value among Variable Subaccounts (which are invested in Divisions) or Fixed Subaccounts.

     The Company has the right to limit transfers. The Company's current policy is that transfers among Variable Subaccounts or from Variable Subaccount(s) to Fixed Subaccount(s) currently may be made at any time during the Accumulation Period.

     Transfers from a Fixed Subaccount to one or more Variable Subaccounts or another Fixed Subaccount may be made during the Accumulation Period, subject to restrictions. Specifically, during the Accumulation Period, transfers of up to 20% of the Accumulation Value allocated to Fixed Account Plus may be made each Participant Year. VALIC may permit transfers in excess of this limit by prior written notice to all Contract Owners. However, if the transfer would result in a Fixed Account Plus Accumulation Value of less than $500, the entire Fixed Account Plus Accumulation Value may be transferred at that time. A transfer to Short Term Fixed Account currently will result in no further transfers from Short Term Fixed Account being permitted for a period of 90 days. Otherwise, transfers from Short Term Fixed Account may be made at any time during the Accumulation Period provided, however, that the 90 day transfer period may be changed at any time. However, the transfer period may not exceed 180 days.

     Plan loans from the Fixed Subaccounts may be permitted by your employer's plan. Refer to your plan for a description of charges and further information.

TRANSFERS DURING THE ANNUITY PERIOD

     During the Annuity Period, transfers among investment options are accomplished by transferring Annuity Units among the Separate Account's Divisions or to a fixed annuity. These transfers may be made at intervals of at least 365 days. During the Annuity Period, transfers from a fixed annuity are not permitted.

OTHER REQUIREMENTS

     Transfers among investment options or changes of future allocation of Purchase Payments ("reallocations") may be made upon receipt by the Company, at its Home Office, of written instructions or by telephone at 1-800-621-7792. Requests for transfers or reallocations by telephone will be automatically permitted unless the Company has been notified otherwise in writing or by telephone at 1-800-621-7792. If, after notifying the Company that telephone transfers or reallocations are not to be allowed, the Contract Owner or Participant wishes to have the right to effect telephone transfers or reallocations reactivated, he or she must notify the Company in writing.

     Prior to the Company's effecting a transfer request or reallocation by telephone instruction, the Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine by requiring certain identifying information about the Contract Owner or Participant. Unless the Contract Owner or Participant has instructed the Company not to accept telephone transfers or reallocations, anyone who represents that he or she is authorized by the Contract Owner or Participant to effect a transfer or reallocation may do so if they have the requisite Contract Owner or Participant account information. Officers, directors, agents, representatives and employees of the Company may not give or be authorized to give telephone instructions on behalf of Contract Owners or Participants (other than for contracts within their immediate family) without prior written permission of the Company.

     It is the responsibility of the Contract Owner or Participant to verify the accuracy of all confirmations of transfers and to promptly advise the Company of any inaccuracies within one business day of receipt of the confirmation. The Company will send to the Contract Owner or Participant a confirmation of the transfer within five (5) days from the date of any instruction.

     Any telephone instructions reasonably believed by the Company to be genuine will be the Contract Owner's or Participant's responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, the Contract Owner or Participant will bear the risk of loss. If the Company does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Transfers or reallocations will be effected pursuant to the Contract Owner's or Participant's written or telephone transfer request as of the day when received by the Company if received by the Company's Home Office before the close of regular trading of the New York Stock Exchange, generally 4:00 p.m. New York time, on a day Accumulation Unit values are calculated; otherwise the next calculated Accumulation Unit or Annuity Unit value will be used. Telephone transfer requests will not be accepted during the Annuity Period. The Company reserves the right to discontinue the telephone transfer facility at any time.

     Up to seven fixed or variable investment options may be used by a Participant at any one time during the Accumulation Period or the Annuity Period. (For additional requirements with respect to investment options during the Annuity Period, see "Fixed or Variable Annuity Payments," "Annuity Payment Options" and "Death of Annuitant During Annuity Period.")

CHARGES UNDER VARIABLE ANNUITY CONTRACTS

     All charges under the Contracts are described below.

CHARGE FOR PREMIUM TAXES

     Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the Contracts.

     Under deferred Contracts subject to premium tax, an amount for the tax will be deducted, either from Purchase Payments when received, or from the amount applied to effect an annuity at the time annuity payments commence, depending on applicable state law. If an amount for any premium taxes is deducted but subsequently is determined not to be due, the Company will adjust the excess amount to reflect investment experience from the date of the deduction to the date the determination is made. The Company will then apply the excess amount deducted, as adjusted, to increase the number of Accumulation Units or Annuity Units under the Participant Account at the time such determination is made.

CHARGE FOR PARTIAL AND TOTAL SURRENDERS

     Except as provided below, a total or partial surrender is subject to a surrender charge calculated as a percentage of the dollar amount of previous Purchase Payments with respect to a Participant Account which are withdrawn, or the dollar amount of the surrender, if less. Except as provided below it is assumed that the most recent Purchase Payments are withdrawn first, and no surrender charge is ever imposed on any amount not actually withdrawn.

     Amounts exchanged to this Contract from other variable annuity contracts issued by the Company are not considered to be Purchase Payments for purposes of calculating the surrender charge. For such Contract exchanges, exchanged amounts shall be deemed to be withdrawn only after all subsequent Purchase Payments have been withdrawn. See "Exchange Offers" for more complete information about these exchanges and surrender charges on exchanged amounts.

     The surrender charge with respect to any Participant Account may not exceed 5% of the lesser of (a) all Purchase Payments received during the most recent 60 months prior to the receipt of the surrender request by the Company at its Home Office, or (b) the amount withdrawn. For purposes of this charge, the Company treats withdrawals of Purchase Payments before any earnings. Additionally, the most recent Purchase Payments are treated as withdrawn first.

     The first partial surrender per Participant Year of 10% or less of Accumulation Value with respect to a Participant Account will not be subject to a surrender charge. These 10% withdrawals without charge do not reduce Purchase Payments for purposes of computing the charge. However, if the first partial surrender (or total surrender, if there have been no partial surrenders within the current Participant Year) exceeds 10% of Accumulation Value, the surrender charge will be applied to the lesser of (a) the amount in excess of 10%, or (b) the amount of the surrender attributable to Purchase Payments received during the most recent 60 months. The second or any subsequent surrenders during a Participant Year may be subject to a surrender charge.

     If a surrender charge is assessed against any Purchase Payment, that Purchase Payment (or, if the surrender charge is assessed against less than the entire Purchase Payment, that portion against which such charge is assessed) will not be subject to any further surrender charge in the event of a subsequent withdrawal.

     The surrender charge is not imposed upon annuitization at the Annuity Date or upon any payments received by an Annuitant or Beneficiary in lieu of annuity payments during the Annuity Period. Nor is the surrender charge imposed on the payment of benefits to a Beneficiary or an Annuitant when a Participant dies during the Accumulation Period. (See "Death Benefits During Accumulation Period.") There is no surrender charge in any of the following situations: (a) if no Purchase Payments have been received during the 60 months immediately prior to surrender; (b) if the Participant Account has been in effect for 15 years or longer; or (c) if the Participant Account has been in effect for 5 years or longer and the Annuitant has attained age 59 1/2. No surrender charge is imposed if the Annuitant has qualified to receive Social Security disability benefits as evidenced by a certified copy of a

Social Security Administration determination or a doctor's verification of such disability. For employer sponsored groups, i.e. in the case of Contracts other than Non-Qualified contracts or IRA contracts, no surrender charges will apply if the Participant has been in the Contract for 5 or more years, the Participant has separated from service of his or her employer and the Participant has attained age 55.

     The amount of surrender charges for a particular Contract may be reduced or eliminated when the Contract is issued pursuant to a retirement plan or similar arrangement and sales are made to individuals or groups of individuals in a manner that results in savings of sales expenses. The entitlement to such a reduction or elimination of surrender charges will be determined by the Company in the following manner:

     1. The size of the group to which such sales are to be made will be considered. Generally, the sales expenses for a larger group are smaller than for a smaller group because of the ability to establish a larger number of Participant Accounts with fewer sales contacts.

     2. The total amount of Purchase Payments to be received from a group will be considered. Per Participant Account sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     3. The purpose for which the Contracts are being purchased will be considered. Certain types of qualified plans are more likely to be stable than are others. Such stability reduces the number of sales contracts required, reduces sales administration and results in fewer Participant Account terminations. As a result, sales expenses can be reduced.

     4. The nature of the group for which the Contracts are being purchased will be considered. Certain types of employee and professional groups are more likely to continue Contract participation for longer periods than are other groups with more mobile membership. If fewer Participant Accounts are surrendered in a given group, the Company's sales expenses are reduced.

     5. The use of mass enrollment procedures or the performance of sales or related administrative functions by the employer will be considered. Sales expenses are likely to be lower on Contracts where the need for individual sales contacts is minimized.

     6. There may be other circumstances of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, the Company determines that a group purchase would result in reduced or eliminated sales expenses, such a group would be entitled to a reduction or elimination of the charge.

     In no event will reduction or elimination of the charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

     The surrender charge reimburses the Company for part or all of its expenses related to distributing the Contracts. The Company believes, however, that the amount of such expenses will exceed the amount of revenues generated by the surrender charge. The Company will pay such excess out of its general surplus which, among other things, would include any gains from the asset charge described below under "Charge to the Separate Account."

     Examples of calculation of the surrender charge upon partial and total surrender are set forth in the Statement of Additional Information--"Calculation of Surrender Charge."

FEE FOR ANNUAL ACCOUNT MAINTENANCE

     An annual account maintenance fee of $20 will be assessed each Contract by the Company for the first Participant Year. The fee will be reduced to $15 for the second and later years during the Accumulation Period. The fee is due in quarterly installments beginning on the first day of the calendar quarter following the first date a Purchase Payment is credited to the Participant Account. The fee is assessed on the last day of the calendar quarter in which it is due. This fee will be assessed proportionately among the Variable and Fixed Subaccounts which make up the Accumulation Value. The maintenance fee is not guaranteed and may, with prior regulatory approval if required, be changed for future years. Any change to this fee will apply to Contracts purchased both before and after such change. This fee is to reimburse the Company for the cost of administrative expenses, including the expenses incurred in establishing and maintaining the records relating to the Contract. The Company does not expect that the revenues it will derive from this fee will exceed such expenses.

     The annual account maintenance fee may be reduced or waived on Contracts issued under a retirement plan or similar arrangement which does not occasion all the administrative expenses that otherwise would be incurred. The entitlement to such a reduction in maintenance fee will be determined by the Company in the following manner:

     1. The purposes for which the Contracts are being purchased will be considered. Certain types of qualified plans are more likely to be stable than are others. Such stability reduces sales administration and results in fewer Participant Account terminations. As a result, administrative expenses can be reduced.

     2. The nature of the group for which the Contracts are being purchased will be considered. Certain types of employees and professional groups are more likely to continue Contract participation for longer periods than are other groups with more mobile membership. If fewer Participant Accounts are surrendered in a given group, the Company's administrative expenses are reduced.

     3. The frequency of Purchase Payments will be considered. If Participant Accounts are established or Purchase Payments are received in large numbers only once a year, administrative costs are dramatically reduced.

     4. The performance of administrative functions by the employer or the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees can reduce the Company's administrative expenses associated with a Contract.

     5. There may be other circumstances of which the Company is not presently aware, which could result in reduced administrative expenses.

     If, after consideration of the foregoing factors, the Company determines that a group purchase would result in reduced administrative expenses, such a group would be entitled to a reduction of the fee. In no event will reductions of the fees be permitted where such reductions will be unfairly discriminatory to any person.

     If two or more Participant Accounts are established for the same Annuitant under the same group Contracts, the Company and the Contract Owner may agree to assess the maintenance fees related to some or all such Participant Accounts against one such account.

CHARGE TO THE SEPARATE ACCOUNT

     To cover administrative expenses not covered by the maintenance fee discussed above, and to compensate the Company for assuming mortality risks under the Contracts, the Separate Account will incur a daily charge at an annualized rate of 1% on the average daily net asset value of the Separate Account attributable to the Contracts. This charge is guaranteed and may not be increased by the Company.

     In assuming the mortality risks, the Company is taking the risk that its actuarial estimate of mortality rates during the Annuity Period may prove erroneous and that the Annuitant will live longer than expected or that the Annuitant will die during the Accumulation Period at a time when the death benefit guaranteed by the Company is higher than the Accumulation Value of the Participant Account. The Company does not expect to earn a profit on that portion of the charge which is for administrative expenses, but the Company does expect to derive a profit from the portion which is for assumption of mortality risks. There is no necessary relationship between the amount of administrative charges imposed on a given Contract and the amount of expenses actually attributable to that Contract.

MISCELLANEOUS

     A daily charge based on a percentage of average daily net assets is payable by each Fund to the Company for investment management. These charges, and other Fund charges and expenses more fully described in the prospectus for the Series Company, are borne indirectly by Participants.

CHARGE FOR INCOME TAXES

     Currently, no charge is made against the Separate Account for the Company's federal income taxes, or provisions for such taxes that may be attributable to the Separate Account. The Company may charge each Division in the Separate Account for its portion of any income tax charged to the Company or the Division on its assets. Under present laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, the Company may decide to make charges for such taxes or provisions for such taxes against the Separate Account. Any such charges against the Separate Account or its Divisions could have an adverse effect on the investment performance of such Division.

ACCUMULATION PERIOD

     During the period before the commencement of annuity payments (the "Accumulation Period"), the Participant or employer may make Purchase Payments from time to time, and on such dates and in such amounts as may be determined pursuant to the retirement plan for which the Contract has been purchased.

     In all cases, the initial Purchase Payment must be preceded or accompanied by a properly completed application. Except in the case of IRAs and some Non-Qualified Contracts, Purchase Payments are generally remitted through or by an employer and the Company must also receive a premium flow report which identifies the amount to be credited to each Participant Account held pursuant to the employer's retirement plan.

     The initial and subsequent Purchase Payments for a periodic payment Contract must be at least $30 per Participant Account. This minimum applies separately to the amount of each Purchase Payment directed to each Variable Subaccount or Fixed Subaccount. For single pay ment Contracts, the minimum Purchase Payment is $1,000 per Participant Account. However, these minimums may be waived where one purchaser, such as an employer, purchases a number of Contracts.

     When an initial Purchase Payment accompanies an application (and, if required, a premium flow report) the Company will, within two business days after receipt of the application at its Home Office, either (a) process and accept the application, issue the Contract to the Contract Owner, establish Participant Accounts and credit amounts or Accumulation Units to those accounts as of the date of acceptance; (b) reject the application and return the Purchase Payment; or (c) request additional documents or information if the application is not complete or is incorrectly completed.

     If the Company receives Purchase Payments from your employer before the Company receives your completed application or enrollment form, the Company will not be able to open an account for you. Under these circumstances, the Company will take one of the following actions:

  Return Purchase Payments. If the Company does not have your name, address or social security number, the Company will return the Purchase Payment to your employer unless this information is immediately provided to the Company

  Employer-Directed Account. If the Company has your name, address and social security number and the Company has an Employer-Directed Account Agreement from your employer, generally the Company will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division Option. You may not transfer these amounts until the Company has received a completed application or enrollment form.

  Starter Account. If the Company has your name, address and social security number, but the Company does not have an Employer-Directed Account Agreement from your employer, the Company will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. The Company will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by the Company within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. The Company is not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

     For initial and subsequent payments, Accumulation Units will be credited at the Accumulation Unit value calculated as of the day the Purchase Payment was received by the Company if received at the Company's Home Office before the close of regular trading of the New York Stock Exchange, generally 4:00 p.m. New York Time on a day Accumulation Unit values are calculated; otherwise, the next calculated Accumulation Unit value is used. As a result, the Participant Account will be credited with the investment experience of the Separate Account from the date of the Company's receipt of the Purchase Payment.

     Unless otherwise restricted by the Contract, a Participant may allocate and/or accumulate amounts in up to seven of the fifteen available subaccounts (the thirteen Variable Investment Options and the two Fixed Interest Options). The Accumulation Value of a Participant's Account or Contract during the Accumulation Period is the sum of values of the Fixed Interest Options and the Variable Investment Options.

     A Participant may allocate all or a portion of Purchase Payments to the Fixed Subaccount. The Fixed Subaccount consists of two Fixed Interest Options which are part of the Company's General Account. Each Fixed Interest Option pays interest at a declared rate which may differ depending upon the Fixed Interest Option selected. The Company bears the full amount of the investment risk for amounts allocated to either of the Fixed Interest Options. Earned interest on amounts allocated to the Fixed Subaccount will be paid regardless of the actual investment experience of the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Subaccount have not been registered under the Securities Act of 1933, and neither the Fixed Subaccount nor the General Account has been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Subaccount are not subject to regulation under these Acts. As a result, the staff of the SEC has not reviewed the disclosures which are included in this Prospectus and which relate to the General Account and the Fixed Subaccount. These disclosures, however, may be subject to certain provisions of federal securities law relating to the accuracy and completeness statements made in this Prospectus.

     The value of a Participant's Account attributable to the Fixed Subaccount during the Accumulation Period is the sum of all net Purchase Payments allocated to either of the Fixed Interest Options in the Fixed Subaccount, amounts transferred from the Separate Account's Variable Investment Options to any Fixed Interest Option, and all earned interest. This amount is reduced by amounts transferred out or withdrawn and may be further reduced by the deduction of certain charges.

     A Participant may allocate all or a portion of Purchase Payments to the Variable Investment Options. The value of the Contract and of a Participant's Account attributable to the Variable Investment Options can be determined at any time by multiplying the number of Accumulation Units outstanding under the Contract or account by the current Accumulation Unit value. During the Accumulation Period, the value of the Contract varies with the performance of the investments of the Separate Account, and there is no assurance that such value will equal or exceed Purchase Payments. The number of Accumulation Units credited will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from day to day depending upon the investment experience of the Separate Account.

     The Accumulation Unit value is calculated as follows. First, a gross investment rate is determined from the investment performance of the Separate Account. The gross investment rate is calculated as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open (except the Friday following Thanksgiving, the Friday following Christmas if Christmas falls on a Thursday and the Monday before Christmas if Christmas falls on a Tuesday). Such rate is (i) the Separate Account's investment income and capital gains and losses, whether realized or unrealized on such day, from the assets attributable to each Separate Account Division, divided by (ii) the value of the Separate Account Division for the immediately preceding day on which such values were calculated. The net investment rate for any day is determined by deducting from the gross investment rate, a factor representing the mortality risk and expense charges described herein (see "Charge to the Separate Account"), and any applicable income taxes. The Accumulation Unit value for a given day is then determined by multiplying the Accumulation Unit value for the preceding day by a net investment factor equal to the net investment rate plus 1.00.

     Illustrations showing the calculation of an Accumulation Unit value and the purchase of Accumulation Units (using hypothetical examples) are contained in the Statement of Additional Information -- "Accumulation Unit Value."

DEATH BENEFITS DURING ACCUMULATION PERIOD

     If an Annuitant under a Contract dies during the Accumulation Period, there will be an amount payable to the Beneficiary equal to the greater of (a) the Accumulation Value of the Participant Account on the date proof of death is received by the Company; or (b) 100% of Purchase Payments, reduced by the amount deducted in connection with any partial surrenders. (See "Surrender.") The Beneficiary may exercise the right to receive the death benefit as a lump-sum settlement or in the form of any of the annuity options provided in the Contract (within such time limits required by federal tax law). (See "Annuity Payment Options.") Beneficiaries other than the spouse of an Annuitant must receive the death benefit in full by the date five years after the Annuitant's death unless payments commence within one year of the Annuitant's death under a life annuity, a life annuity with payments certain or payments for a designated period. Payments certain or payments for a designated period in any case cannot be selected for a period exceeding the Beneficiary's life expectancy. The Beneficiary thereafter will be entitled to exercise many of the investment options and other rights an Annuitant would have under the Contract.

SUSPENSION OF PURCHASE PAYMENTS

     Flexible payment Contracts contain provisions protecting against forfeiture. If, at any time, additional Purchase Payments are not made, the number of Accumulation Units outstanding under the Participant Account at that time will remain constant (so long as no transfer election is made), and the value of the Units will continue to vary. The Accumulation Value will continue to be subject to charges during the period of suspension. The Contract Owner may resume making Purchase Payments at any time during the Accumulation Period, so long as the Participant Account (or Contract) has not been surrendered and the Contract has not otherwise been terminated.

     Under group Contracts, if the Accumulation Value of a Participant Account falls below $300, the Company, at its option, may cause the Participant Account to be automatically surrendered, in which case a surrender charge may be deducted from the amount paid to the Participant. Under individual Contracts, the Company may cause such automatic surrender if all of the following conditions are satisfied: (1) The total of Purchase Payments, reduced by amounts deducted in connection with any partial surrenders, falls below $300; (2) the total of Accumulation Value, reduced by amounts deducted in connection with any partial surrenders, falls below $300; and (3) no Purchase Payments have been made for two Participant Years.

ANNUITY PERIOD

FIXED OR VARIABLE ANNUITY PAYMENTS

     If the plan so permits, the Annuitant may elect to have any portion of the Accumulation Value applied to provide either a variable annuity or a fixed annuity, or a combination of both.

     Fixed annuity payments are monthly payments from the Company to an individual, the amount of which is fixed and guaranteed by the Company. The amount of the monthly payments will depend only on the form and duration of annuity payments chosen, the age of the Annuitant or the Beneficiary (and sex, under individual retirement annuity ("IRA") contracts), the total Accumulation Value applied to purchase the annuity, and the applicable annuity rate. If it would produce greater benefits, the amount of the monthly payment will be that produced by a then currently issued immediate annuity of the same form.

     Variable annuity payments are similar to fixed annuity payments, except that the amount of each monthly payment from the Company will vary reflecting the net investment experience of each Division of the Separate Account in which the net Purchase Payments are accumulated. (For an illustration of the calculation of annuity payments and Annuity Unit value see the Statement of Additional Information -- "Amount of Annuity Payments" and "Annuity Unit Value.") The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Accumulation Period.") If the net investment experience for a given month, after all charges summarized below, exceeds the Assumed Investment Rate (3 1/2% per annum unless a different rate is selected), the monthly payment will be greater than the previous payment. If the net investment experience for a month is less than such Assumed Investment Rate, the monthly payment will be less than the previous monthly payment.

(See the Statement of Additional Information -- "Assumed Investment Rate.")

     The use of an Assumed Investment Rate higher than 3 1/2% per annum would cause the first annuity payment to be larger, but subsequent payments would increase more slowly or decrease more quickly and ultimately be less than they would under a 3 1/2% Assumed Investment Rate, provided that annuity payments continue for a sufficient period of time. A 3 1/2% Assumed Investment Rate will be used in the absence of a selection otherwise.

     Up to seven Divisions may be applied to provide a variable annuity, or up to six Divisions if a fixed annuity is also selected. The first payment provided under a fixed annuity and each portion of a variable annuity based on a Division must each be at least $25.

ANNUITY DATE

     Annuity payments under deferred Contracts may begin on the first day of any month before the Annuitant's 75th birthday, as selected by the Contract Owner on a form approved by the Company. However, special rules apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"). (See the discussion of required distributions for each plan type under "Federal Tax Matters.")

ANNUITY PAYMENT OPTIONS

     The Annuitant may elect to have the Accumulation Value of the Participant Account applied on the Annuity Date to any one of the options listed below. The amount applied to effect an annuity will be the Accumulation Value on the tenth day preceding the Annuity Date.

     In most cases, if the Annuitant does not specify one of the options at least thirty days prior to the Annuity Date, annuity payments are made in accordance with the second option, with payments being guaranteed for a ten year period. If the Contract is issued under certain retirement plans, however, federal pension law may require that payments be made pursuant to the fourth option unless otherwise elected. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee. Absent a contrary election at least thirty days in advance, Fixed Subaccount accumulations will be used to provide a fixed annuity, and Variable Subaccount accumulations will be used to provide a variable annuity based on the same Divisions in which the Variable Subaccount(s) were invested immediately prior thereto. If the fifth annuity option is selected, annuity payments must be made on a fixed basis. An Annuitant wishing to receive a lump sum rather than an annuity may surrender the Contract as described below under "Surrender."

     Once annuity payments have begun, an annuity option may not be terminated.

     First Option -- Life Annuity. Variable annuity payments are payable monthly during the lifetime of the Annuitant, and the annuity terminates with the last payment preceding death. This option offers the maximum amount per variable annuity payment since there is no provision for a death benefit for Beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he died prior to the date of the second payment, two if he died before the third annuity payment date, etc.

     Second Option -- Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain. Variable annuity payments are payable monthly during the lifetime of an Annuitant with the provision that, if the Annuitant dies during the certain period, the Beneficiary may receive monthly payments for the remainder of the certain period.

     Third Option -- Unit Refund Life Annuity. Variable annuity payments are payable monthly during the lifetime of the Annuitant with an additional payment to the Beneficiary at the death of the Annuitant equal to the then-current value of any Annuity Units credited to the Participant Account at the Annuity Date which have not theretofore been paid out in the form of annuity payments. For this purpose, the number of Annuity Units credited to the Participant Account at the Annuity Date will be the total value applied to this option divided by the Annuity Unit value at the date used to calculate the first annuity payment.

     Fourth Option -- Joint and Last Survivor Life Annuity. Variable annuity payments are payable monthly during the joint lifetimes of two Annuitants and continue during the lifetime of the surviving Annuitant. This option is designed primarily for couples who require maximum possible variable annuity payments during their joint lives and who are not concerned with providing for Beneficiaries at the death of the last to survive. It would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant died prior to the date of the third payment, etc.

     Fifth Option -- Payments for Designated Period. Annuity payments are payable monthly for a selected number of years between three and thirty. Payments under this option may be made on a fixed basis only. If payments would amount to less than $25 each, the Company may make payments less frequently than monthly.

ENHANCEMENTS UNDER ANNUITY OPTIONS

     Enhancements of the annuity options described above recently are available under the Contracts. These include partial annuitization, flexible payments of varying amounts and inflation protection payments. To the extent some or all of these options do not result in "substantially equal payments" over the life expectancy of the Annuitant, electing such options may result in unfavorable tax consequences to Annuitants under age 59 1/2. (See "Federal Tax Matters.") Additionally certain options may be available with a one to twenty payment certain period. The Fourth Option also may be available with a one to twenty payment certain option. Not all of the enhancements are available under each option.

DEATH OF ANNUITANT DURING ANNUITY PERIOD

     If the Annuitant dies during the Annuity Period, the Beneficiary may be entitled to payment of an additional amount or amounts, and may be entitled to certain alternatives discussed below. If, prior to death, the Annuitant had been receiving payments under the first or fourth options, no additional amounts would be due. If, however, the Annuitant had been receiving payments under the second, the third or the fifth options, the Beneficiary may:

     1. elect to receive in a lump sum the present value, discounted at the Assumed Investment Rate, of any remaining annuity payments owed under the Contract based on the then-current Annuity Unit value;

     2. elect to continue receiving annuity payments under the terms of the Contract, in which case the Beneficiary would be entitled, any time thereafter, to receive the present value of remaining variable annuity payments, discounted at the Assumed Investment Rate, based on the Annuity Unit value next determined after request for such payment is received at the Company's Home Office; or

     3. elect to have the present value, discounted at the Assumed Investment Rate, of any annuity payments owed on the Contract, based on the then-current Annuity Unit value, applied to the fifth option for a period shorter than the period remaining under the annuity option selected by the Annuitant.


SURRENDER


     All or part of the Surrender Value of a Participant Account may be withdrawn by the Participant at any time before the commencement of annuity payments, provided that the Annuitant is alive at the time of surrender. This right is subject to any restrictions on surrender under applicable law and the employer's plan. An individual Contract must be returned to and be received by the Company before a total surrender will be effected. (See "Charge for Partial and Total Surrenders" for an explanation of charges which may be assessed upon surrender.)

     The Surrender Value of a Participant Account at any time is equal to the Accumulation Value under the Participant Account at the time of surrender, less any surrender charge. For this purpose, the value of an Accumulation Unit is that next computed after the request for surrender is received at the Company's Home Office. There is no assurance that the Surrender Value under Variable Subaccounts will equal or exceed the aggregate amount of Purchase Payments at any time.

     A partial surrender under a Participant Account will result in a reduction of the Accumulation Value credited to a Participant Account. The reduction will equal the dollar amount surrendered plus the surrender charge, if any, and will be allocated among subaccounts in the same proportion as the surrender requested by the Participant. The reduction in the number of Accumulation Units credited to a Variable Subaccount will equal the amount surrendered from that subaccount plus the surrender charge allocable to that subaccount, if any, divided by the applicable Accumulation Unit value next computed after the written request for surrender is received at the Company's Home Office. If the entire value under a subaccount is surrendered in a partial surrender, the dollar amount surrendered will be reduced by the surrender charge allocable to that subaccount. The Surrender Value will be reduced by a full quarterly maintenance charge assessment in the case of a full surrender during a calendar quarter.


     Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.



     Under the Texas State Optional Retirement Program or in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.



     Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:



       - death benefits; and



       - certain small amounts approved by the State of Florida.


     For an explanation of possible adverse tax consequences from a partial redemption or surrender see "Federal Tax Matters."

     Payments of Surrender Values as well as lump-sum payments available under an annuity option will be made within seven calendar days after receipt of the written request by the Company at its Home Office; however, payments attributable to a Division may be suspended or postponed at any time when redemption of the Fund's shares is suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company's Statement of Additional Information for a discussion of the circumstances under which the Series Company may suspend or postpone redemption of its shares.

     Occasionally, the Company may receive a request for total or partial surrender which includes Accumulation Values derived from Purchase Payments which have not cleared the banking system. The Company may delay mailing that portion of the Surrender Value which relates to such amounts until the check for the payment has cleared. The Accumulation Unit value used to determine the remaining Surrender Value to be remitted will be on the basis of the valuation next computed after receipt of the request for surrender.

OTHER CONTRACT FEATURES

CHANGE OF BENEFICIARY

     Once a Participant Account has been established, the Contract Owner, the Participant and the Annuitant may not be changed.

     The Beneficiary is designated by the Participant. The Annuitant generally may change the Beneficiary designation at any time unless such designation has been made irrevocable. Under certain retirement programs, however, spousal consent may be required to name or change a Beneficiary, and the right to name a Beneficiary other than the spouse may be subject to applicable tax laws and regulations. If no Beneficiary is living at the time of an Annuitant's death, any benefits otherwise payable under the Contract to the Beneficiary will be payable to the Annuitant's estate. If a Beneficiary dies while receiving payments under the Contract, and if no other Beneficiary is then living, any remaining benefits owed under the Contract will be paid to such Beneficiary's estate.

REVOCATION

     Individual Contracts allow the Contract Owner to revoke the Contract by returning it to the Company within ten days of delivery or such longer revocation period as is required by state law. The Company will refund any Purchase Payments received for the Contract without regard to investment results, unless a larger refund is required by state law.

RESERVATION OF RIGHTS

     The Company reserves the right to amend the Contract to conform with substitutions of investments or to comply with tax or other laws applicable to these types of Contracts. The Company also reserves the right to operate the Separate Account as a management investment company under the 1940 Act, in consideration of receipt of an investment management fee, or in any other form permitted by law, and to deregister the Separate Account under the 1940 Act, in the event such registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

     Since it is contemplated that most Contracts offered by this prospectus will be used for retirement programs, reference should be made to specific plan provisions and restrictions, if any, contained in the employer's plan in connection with this description of the Contracts.

     Plan loans from the Fixed Subaccounts may be permitted by your employer's plan. Refer to your plan for a description of charges and further information.

FEDERAL TAX MATTERS

GENERAL

     Major changes in federal income tax laws in the past several years may affect the tax treatment of investments in the Contracts. It is not feasible to comment on all of these changes, and Contract owners should consult a qualified tax advisor for more complete information. Contract owners should also be aware that future legislation may change some of the rules discussed in the following materials.

TAXES PAYABLE BY PARTICIPANTS
AND ANNUITANTS

     The Contracts offered in connection with this prospectus are primarily used with retirement programs which receive favorable tax deferred treatment under federal income tax law, although deferred annuity contracts may be purchased with after tax dollars.

     Annuity payments or other amounts received under all Contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all Contracts may be subject to state income tax withholding requirements.

SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

     Purchase Payments. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


     An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,000 ($9,500 before 1998); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $30,000; approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.



     Taxation of Distributions. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.



     Distributions from a section 403(b) annuity Contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions in excess of tax deductible medical expenses.

     Required Distributions. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant (or joint life expectancy of the Participant and Beneficiary). Following the death of the Participant, the distribution requirements are generally the same as those described with respect to Non-Qualified Contracts. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule".) The 50% rule will not apply to joint Annuitant if a Participant's spouse is the joint Annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Tax-Free Transfers and Rollovers. The IRS has ruled (Revenue Rulings 90-24) that total or partial amounts may be transferred tax free between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts under certain circumstances. In addition, section 403(b)(8) of the Code permits tax-free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-
SHARING OR ANNUITY PLANS

     Purchase Payments. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401(a) or section 403(a) of the Code are excluded from the gross income of the employee for Federal income tax purposes. Payments made by an employee generally are made on an after-tax basis unless they are made on a pre-tax basis by reason of sections 401(k) or 414(h) of the Code.

     Taxation of Distributions. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract.") However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age
59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.

     Required Distributions. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

     Tax-Free Rollovers. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a) may be transferred in a tax-free rollover to an individual retirement account or annuity or to another such plan. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.


SECTION 408(B) INDIVIDUAL RETIREMENT ANNUITIES


(OTHER THAN ROTH IRAS)



     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:



(i)    are not active participants in another
retirement plan, and are not married;



(ii)   are not active participants in another
retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;



(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $30,000 or less ($25,000 or less prior to 1998, adjusted upward for inflation after 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $50,000 or less ($40,000 or less prior to 1998; adjusted upward for inflation after 1998).



     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.



     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:



(i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over



(ii)   your applicable IRA deduction limit.



     You may also make unlimited contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.



     Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient. In addition, a 10% penalty tax will be imposed on taxable distributions received before the year in which the recipient attains age 59 1/2, except that distributions made on account of certain events, including death, disability or in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), are not subject to the penalty tax.


     Required Distributions. The minimum distribution requirements for IRA Contracts are generally the same as described with respect to Section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements and in all events such distributions must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2.

     Tax Free Rollovers. Federal law permits funds to be transferred in a tax free rollover from a qualified employer pension, profit-sharing, or annuity plan, or a Section 403(b) annuity Contract to an IRA Contract under certain conditions. Amounts accumulated under such a rollover IRA generally may subsequently be rolled over on a tax-free basis to another such plan or Section 403(b) annuity Contract. In addition, a tax-free rollover may be made from one IRA to another, provided that not more than one such rollover may be made during any twelve month period. In order to qualify for tax-free treatment, all rollovers must be completed within 60 days after the distribution is received.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Purchase Payments. Under section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan
(SEP). Employer contributions under a SEP, which generally must be made at a rate representing a uniform percent of the compensation of participating employees, are excluded from the gross income of employees for federal income tax purposes. Employer contributions to a SEP cannot exceed the lesser of $30,000 or 15% of an employee's compen-sation for plan years beginning after December 31, 1993.

     Salary Reduction SEPs. Federal tax law allows employees of certain small employers to have contributions made to the SEP on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years. Employees of tax-exempt organizations are not eligible for this type of SEP. No new salary reduction SEPs may be established after 1996.

     Taxation of Distributions. SEP distributions are subject to taxation in the same manner as other IRA distributions.

     Required Distributions. SEP distributions are subject to the same minimum required distribution rules applicable to other IRAs.

     Tax Free Rollovers. Funds may be rolled over tax free from one SEP to another as long as the rollover is completed within 60 days after the distribution is received and is done no more frequently than once every twelve months.

SECTION 457 UNFUNDED DEFERRED
COMPENSATION PLANS OF PUBLIC
EMPLOYERS AND TAX-EXEMPT
ORGANIZATIONS

     Purchase Payments. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.


     This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,000 (indexed for inflation) or 33 1/3% of the individual's includible compensation. (Includible compensation means compensation from the employer which is currently includible in gross income for federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.



     The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's creditors until 1999. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the EDCP provisions.


     Taxation of Distributions. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Distributions Before Separation from Service. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $3,500 for inactive Participants. These distributions are includible in the gross income of the individual in the year in which paid.

     Required Distributions. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as those for qualified plans and section 403(b) annuity Contracts, except that no amounts are exempted from minimum distribution requirements.

     Tax Free Transfers and Rollovers. Federal income tax law permits the tax free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED
COMPENSATION PLANS

     Purchase Payments. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

     Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

     Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

     Taxation of Distributions. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Tax Free Transfers and Rollovers. Federal income tax law does not allow tax free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

NON-QUALIFIED CONTRACTS

     Purchase Payments. Purchase Payments made under certain Contracts are not excludible from the gross income of the Contract Owner or deductible for tax purposes ("Non-Qualified Contracts"). However, any increase in the Accumulation Value of a Non-Qualified Contract resulting from the investment performance of the Separate Account is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.


     Taxation of Distributions. In general, partial redemptions under a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13 Purchase Payments under a pre-existing Contract) that are not received as an annuity are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982, are taxed only after the Contract Owner has received all of his pre-August 14, 1982 "investment in the Contract" (Purchase Payments less any amounts previously received and excluded from gross income.)


     In the case of a complete redemption of a Non-Qualified Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract.


     If a Contract Owner purchases two or more Contracts from the Company (or an affiliated company) within the same calendar year, after October 21, 1988, those Contracts are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.


     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who start receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the Contract on a tax-free basis, they generally are entitled to a deduction of the unrecovered amount on their final tax return.

     In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is: (1) made to a Beneficiary on or after death of the Contract Owner; (2) made upon the disability of the Contract Owner; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary; (4) made under an immediate annuity contract; or (5) allocable to Purchase Payments made prior to August 14, 1982.


     Required Distributions. In contrast with the required distribution rules described above for Contracts purchased under employer-sponsored retirement programs, the Code does not require a Contract Owner under a Non-Qualified Contract to commence receiving distributions at any particular time during the Contract Owner's lifetime, provided that the Contract Owner is a natural person, and generally does not limit the duration of annuity payments. However, upon the death of the Contract Owner prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract start within one year of the Contract Owner's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Contract Owner has started receiving annuity distributions prior to his death, distributions must continue at least as rapidly as under the method in effect at the date of his death.


     Tax-Free Exchanges. Certain of the Non-Qualified single payment deferred annuity contracts permit the Contract Owner to exchange his contract for a new deferred annuity contract prior to the commencement of annuity payments. Under section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

     The charts below compare accumulations attributable to contributions to (1) Contracts purchased with pre-tax contributions under tax-favored retirement programs, (2) Non-Qualified Contracts purchased with after tax contributions and
(3) conventional savings vehicles such as savings accounts.

                           TAX-DEFERRED ACCUMULATION
                                    [CHART]
This hypothetical chart compares the results of contributing $100 per month ($138.89 for the tax-favored program because contributions are before-tax). It assumes a 28% tax rate and an 8% fixed rate of return (before fees and charges). The deduction of fees and charges is reflected in the chart. The dotted lines represent amounts remaining after withdrawal and payment of taxes and any surrender charges. An additional 10% tax penalty may apply to withdrawals before age 59 1/2.

     Unlike savings accounts, contributions to tax-favored retirement programs and Non-Qualified Contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


     To further illustrate the advantages of tax-deferred savings using a 28% federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart shows the actual after-tax amounts that would be received.


     As indicated above, contributions to tax-favored retirement programs are not subject to federal income tax unless and until withdrawn. Accumulations under tax-favored retirement programs are not required to be withdrawn until the later of age 70 1/2 or retirement. There may be restrictions on withdrawals of certain types of contributions until age 59 1/2, separation from service, death, disability or hardship. Withdrawals before age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax, but withdrawals may be eligible for total or partial rollover to an IRA or another retirement program.

     By taking into account the current deferral of taxes, these contributions to tax-favored retirement programs, increase the amount available for savings by decreasing the relative current out-of-pocket cost of the investment. The chart below illustrates this principle:

                              PAYCHECK COMPARISON

                                 TAX-FAVORED
                                 RETIREMENT         SAVINGS
                                   PROGRAM          ACCOUNT
                                 -----------        -------
Set Aside......................    $2,500            $2,500
Tax Deferred until
  withdrawal...................      (700)               --
Current Out-of-Pocket..........    $1,800            $2,500


     This chart assumes a 28% federal income tax rate. To reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.


FUND DIVERSIFICATION

     Separate Account investments must be adequately diversified in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, each portfolio of the Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to Non-Qualified Contract Owners.

     Each of the portfolios of the Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified Contracts.

     The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contract Owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

VOTING RIGHTS

     The Contract Owner during the Accumulation Period, the Annuitant during the Annuity Period, or the Beneficiary after the Annuitant's death, will be entitled to give instructions to the Company as to how Fund shares held in the Divisions attributable to the Participant Account or variable annuity should be voted at meetings of shareholders of the Series Company. Those persons entitled to give voting instructions will be determined as of the record date for the meeting.

     During the Accumulation Period, each Annuitant (other than Annuitants under Contracts issued in connection with non-qualified and unfunded deferred compensation plans) will have the right to give instructions for those votes, notwithstanding that the Contract Owner may be the Annuitant's employer. Contract Owners will instruct the Company in accordance with such instructions.

     The number of Fund shares held in a Division deemed attributable to a Participant Account prior to the Annuity Date and during the lifetime of the Annuitant will be determined on the basis of the value of Accumulation Units credited to the Participant Account as of the record date. On or after the Annuity Date or after the death of the Annuitant, the number of Fund shares deemed attributable to the Participant Account will be based on the liability for future variable annuity payments to the payee under the Contract as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the Assumed Investment Rate used in determining the number of Annuity Units credited to the Participant Account and the applicable Annuity Unit value on the record date. During the Annuity Period, the number of votes attributable to a variable annuity will generally decrease since funds set aside for an Annuitant will decrease.

     Persons who are entitled to vote will receive proxy material and a form on which voting instructions may be given. Fund shares held in the Separate Account or any other registered separate account of the Company or its affiliates that are or are not attributable to annuity contracts as to which no instructions have been received will be voted for or against any proposition in the same proportion as the shares for which voting instructions have been received by that separate account. Fund shares held in unregistered separate accounts of the Company or its affiliates will be voted in the same proportion as the aggregate of (a) the shares for which voting instructions are received and (b) the shares that are voted in proportion to such voting instructions. However, if the Company or an affiliate determines that it is permitted to vote any such shares of the Fund in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

OTHER VARIABLE ANNUITY
CONTRACTS

     In addition to the Contracts described in this prospectus, the Company has made the Separate Account available to fund other group and individual variable annuity contracts, formerly funded through the Company's Separate Account One and the Company's Separate Account Two. These Contracts, which are funded exclusively through Division Ten of the Separate Account, impose different charges at the Separate Account level than the ones imposed on the Contracts described in this prospectus.

     The other contracts listed above are described in and offered pursuant to separate prospectuses.

EXCHANGE OFFERS

GENERAL

     The Company is making an exchange offer to annuitants and contract owners under certain of its outstanding fixed annuity contracts (including both "Fixed Contracts" and "Compounder Contracts") or under certain outstanding variable annuity contracts formerly issued through the Company's Separate Account One ("SA-1 Contracts"), Separate Account Two ("SA-2 Contracts"), and certain variable annuity contracts currently issued through Separate Account A ("UIT-981 Contracts"). The exchange will be available only as to contracts under which the Company has not yet started making annuity payments. Eligible annuitants and contract owners may exchange their current Fixed, Compounder SA-1, SA-2, and/or UIT-981 Contracts ("Existing Contracts") for one of the new variable annuity Contracts ("New Contracts") of the type described in this prospectus.

     The New Contract will have the same accumulation value as the exchanged Existing Contract and, in addition, will have certain new features which may prove advantageous. Annuitants under New Contracts may choose up to seven of the ten available investment options, including two fixed accumulation options, whereas fewer options are available under the Existing Contracts. Also, the New Contracts have a surrender charge rather than the front end sales load imposed under the SA-1, SA-2 and Compounder Contracts. Fees and charges under the New Contracts are different from those under Existing Contracts, and in some cases may be higher, and the guaranteed annuity rates may be less favorable. Differences between New and Existing Contracts are described more fully below.

DIFFERENCES BETWEEN NEW AND EXISTING CONTRACTS

     If you currently have a Fixed or a Compounder Contract, you should refer to the form of contract (or certificate thereunder) for its terms and conditions. You should refer to the most recently dated prospectus for a complete description of your variable annuity contract's terms and conditions. That prospectus is incorporated herein by reference, and you may obtain an additional copy free of charge by contacting the nearest Regional Office of the Company. (The addresses for these offices appear on the inside back cover of this prospectus.) The most important differences between Existing Contracts and New Contracts are discussed below.

     Sales Charges. Under the SA-1, SA-2 and Compounder Contracts, a sales and administrative charge is deducted from each purchase payment. This charge ranges from 5% on the first $5,000 of purchase payments to 3% of purchase payments in excess of $15,000.

     Under the Fixed and UIT-981 Contracts, no sales charge is deducted at the time a purchase payment is made, but a surrender charge may be imposed on total or partial surrenders. The surrender charge under UIT-981 Contracts is equal to 5% of any purchase payments withdrawn within three years of the date such purchase payments were made. The surrender charge under the Fixed Contracts is equal to 7% of purchase payments withdrawn within five years of the date such purchase payments were made. For these purposes, the most recent purchase payments are deemed to be withdrawn first. A partial surrender of up to 10% of the account value may be made once in a Participant Year without any surrender charge being imposed. No surrender charge is imposed if an account under a Fixed Contract has been in effect for fifteen years, if an individual type Existing Contract is exchanged for a group type New Contract, different state nonforfeiture law provisions may be applicable, which could result in a lesser amount being payable on surrender than otherwise would be the case.

     The New Contracts also impose a charge upon total or partial surrenders and do not deduct a sales charge at the time a purchase payment is made. The surrender charge under the New Contracts may not exceed 5% of any purchase payments which are withdrawn within five years of the date such purchase payments were made. The most recent purchase payments are deemed to be withdrawn first. Furthermore, a partial surrender of up to 10% of the account value may be made once in a Participant Year free of any surrender charge which would otherwise apply. The Company may decrease the surrender charge applicable to a particular New Contract if it estimates that its expenses will be lower for that Contract. No surrender charge is imposed: (a) if an account has been in effect for fifteen years, (b) if the employee has maintained the account for a period of seven years and has attained the age of 59 1/2, or (c) the Participant is disabled. For purposes of satisfying these fifteen-year and seven-year holding period requirements, the New Contract or certificate thereunder will be deemed to have been issued on the same date as the Existing Contract or certificate thereunder, but no earlier than January 1, 1982.

     A sales charge has already been paid on purchase payments made in the past under SA-1, SA-2 and Compounder Contracts. Therefore, if an SA-1, SA-2 or Compounder Contract is exchanged for a New Contract, the surrender charge under the New Contract will not apply to the amount of accumulation value applied to the New Contracts (the "Exchanged Amount.") Purchase payments made subsequent to the exchange, however, will be subject to the surrender charge under the New Contracts. In the case of a partial surrender, all such subsequent purchase payments will be deemed to be withdrawn before any of the Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under an SA-1 or SA-2 contract to the variable portion of such contract.

     If a UIT-981 or Fixed Contract is exchanged for a New Contract, the surrender charge under the UIT-981 or Fixed Contract will not apply to the exchanged amount. However, in the case of a total or partial surrender, Purchase Payments under the UIT-981 Contract or under the Fixed Contract, which were exchanged into a New Contract and which were made within three years before the date of the exchange in the case of the UIT-981 Contract or within five years before the date of the exchange in the case of the Fixed Contract (Exchanged Purchase Payments) will be subject to a surrender charge under the New Contract if withdrawn within five years of the date the Exchanged Purchase Payments were made. Exchanged Purchase Payments will be deemed to have been made under the New Contract on the date they were made to the Fixed or the UIT-981 Contract for purposes of calculating the surrender charge under the New Contracts. A 2% additional surrender charge will be imposed on Exchanged Purchase Payments which were made under a Fixed Contract within the preceding five years, which were not previously subject to any surrender charge, and which are withdrawn within one year after a Fixed Contract is exchanged for a New Contract. For purposes of this 2% charge, such Exchanged Purchase Payments will be deemed to be withdrawn first.

     Administrative and Risk Charges. Under the SA-1, SA-2 and Compounder Contracts, a charge of a percentage of each purchase payment is made for administrative expenses. For Compounder Contracts and most SA-1 and SA-2 Contracts, the charge is 1.25%. For SA-1 and SA-2 Contracts, the charges are included in the sales charges (see discussion above). An additional daily charge (at an annual rate of 1% of total net assets attributable to a SA-1 Contract and ranging from .21% to .85% of total net assets attributable to a SA-2 Contract) is made for mortality and expense risks assumed by the Company. The total of these expense charges and certain other charges imposed against SA-1 and SA-2 Contracts is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts which was charged on April 1, 1987. (See prospectus for SA-1 and SA-2 Contracts, dated April 20, 1987.)

     Under UIT-981 Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the UIT-981 Contracts to cover administrative expenses (other than those covered by the annual charge) and the mortality risk assumed by the Company.

     There are no administrative and risk charges under the Fixed Contracts.

     Under the New Contracts, a maintenance fee of $20 is assessed for the first year and an annual fee of $15 is assessed for the second and later years during the accumulation period. The fee is due in quarterly installments. The fee may, with prior regulatory approval, if necessary, be increased or decreased and may be reduced or waived on particular New Contracts if the Company's administrative expenses are expected to be lower for that contract.

     If a UIT-981 Contract is exchanged for a New Contract on or after the annual fee is assessed, the maintenance fee will not be refunded. In addition, the New Contract will be subject to the maintenance fee under the New Contract.

     Variable Investment Alternatives. Under SA-1 and SA-2 Contracts, only one division of Separate Account A is available, which invests in a portfolio of the Series Company. This portfolio is managed by the Company for advisory fees at annual rates ranging from .35% to .75% of the portfolio's average monthly net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against SA-1 and SA-2 Contracts are limited to a maximum of the rate charged on April 1, 1987. (See the prospectus for those Contracts dated April 20, 1987.))

     Under UIT-981 Contracts, five divisions of Separate Account A are available, each investing in shares of a different underlying mutual fund of the Series Company portfolio. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .32% to .75% of each respective portfolio's average daily net assets.

     Under the New Contracts, ten divisions of Separate Account A are available, each investing in a different investment portfolio of the Series Company. The investment portfolios are managed by the Company for advisory fees at annual rates ranging from .35% to .75% of each portfolio's average monthly net assets. In addition, two fixed investment options are available.

     Annuity payments under SA-1, SA-2 and UIT-981 Contracts and the New Contracts may be made on a fixed or variable basis, or a combination of both. During the period following commencement of annuity payments (the annuity period), SA-1 and SA-2 Contracts make no provision for transfers from a separate account to provide a fixed annuity. The option, subject to certain conditions, is available under the New Contracts as well as under UIT-981 Contracts.

     Annuity Options. One option under the New Contracts provides for annuity payments to be made for a selected number of years between 3 and 30 on a fixed basis only. Under SA-1, UIT-981, Fixed and Compounder Contracts, this option is limited to 15 years. Under the SA-1 and SA-2 Contracts, such payments may be on either a fixed or variable basis. SA-2 Contracts do not provide a designated period option. Under the UIT-981, SA-1, Fixed and Compounder Contracts, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. No such commutation is available under the New Contracts.

     The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. The New Contracts do not provide this option.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under a New Contract generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement is inapplicable to Existing Contracts or certificates issued before January 19, 1985 if not exchanged.

     Betterment of Rates. The New Contracts, the UIT-981 Contracts and the Fixed Contracts provide that annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract. The SA-1 Contracts contain a similar "betterment of rates" provision which is applicable to both fixed and variable annuities. The Compounder and SA-2 Contracts contain no betterment of rates provision.

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the Existing Contracts. Therefore, the annuity rates guaranteed in the New Contracts are less favorable to Contract Owners and annuitants than those guaranteed in the Existing Contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under the New or the Existing Contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Existing Contract or in current endorsements thereto. Those guaranteed for New Contracts are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

     General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). The Company is granting to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 contracts for the equivalent units of interest in the New Contracts.

     Participants who enter into the voluntary exchange will not incur under the New Contracts any surrender charges or annual maintenance fees. Other individuals who are not eligible agents and managers of the Company who may exchange their units of interest under the SA-1 contracts for the equivalent units of interest in the New Contracts may have imposed under the New Contract such charges and fees. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

     Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

     1. remain in the SA-1 contract.

     2. leave current assets in the SA-1 contract and direct future purchase payments to the New Contract; or

     3. transfer all current assets and future purchase payments to the New Contract.

     If the participant chooses to remain in the SA-1 contract, future purchase payments and current assets will be controlled by the provisions of the SA-1 contract. If the participant chooses to leave current assets in the SA-1 contract and direct future purchase payments to the New Contract, the current assets will be controlled by the provisions of the SA-1 contract. The future purchase payments will be controlled by the terms of the New Contract subject to the exception that surrender charges and annual maintenance fees will not be imposed under the New Contract. If the participant chooses to transfer all current assets and future purchase payments to the New Contract, such current assets and future purchase payments will be controlled by the provisions of the New Contract subject to the exception that surrender charges and annual maintenance fees will not be imposed under the New Contract.

     Once a participant transfers assets and future purchase payments to the New Contract the participant will not be permitted to exchange back to the SA-1 contract. If a participant chooses to transfer future purchase payments but not current assets to the New Contract, the participant will be allowed at a later date to transfer the current assets to the New Contract. For a complete analysis of the differences between the SA-1 contract and the New Contract, you should refer to the section entitled "Differences Between New and Existing Contracts" and the form of the contract or certificate for its terms and conditions.

TAXES AND CONVERSION COSTS

     The Company will impose no fee or charge in connection with conversion. Please see discussion of "Federal Tax Matters" in the prospectus regarding the federal income tax treatment of the New Contracts.

AVAILABILITY OF OFFER

     Current owners or annuitants wishing to exchange should contact any Regional Office at 1-800-44-VALIC for assistance. Partial exchanges are not permitted and, once this privilege has been exercised, any exchange back to the Existing Contract will not be made on these terms. This exchange offer is not applicable to any outstanding fixed annuity contracts except the Compounder series contracts (Contract Forms C-I-75 and IFA-78) and those fixed contracts on forms GFA-582 and IFA-582. THE COMPANY RESERVES THE RIGHT TO TERMINATE OR SUSPEND THE EXCHANGE OFFER AT ANY TIME.

YEAR 2000



YEAR 2000 RISKS



     Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

                                    APPENDIX

     Additional Fee Table Example for Independence Plus Contract without a surrender charge or maintenance fees imposed.

Example #3 -- Assuming no surrender charge or maintenance fees.

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Independence Plus Contract without a surrender charge or maintenance fees imposed, invested in a Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                            ------       -------       -------       --------
Stock Index Division.....................................    $14           $42           $74           $162
MidCap Index Division(1).................................     14            44            76            166
Small Cap Index Division.................................     14            45            77            170
International Equities Division..........................     14            45            78            171
Social Awareness Division................................     16            49            85            186
Asset Allocation Division(2).............................     16            50            86            187
Capital Conservation Division............................     16            50            86            187
Government Securities Division...........................     16            49            85            186
International Government Bond Division...................     16            49            85            186
Money Market Division....................................     16            50            86            187


---------------

(1) Effective October 1, 1991 the Capital Accumulation Fund changed its name to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Total Fund expenses expressed as a percentage of Fund assets represent expenses of the Capital Accumulation Fund prior to October 1, 1991.

(2) Effective October 1, 1997 the Timed Opportunity Fund changed its name to the Asset Allocation Fund.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                              PAGE
                                                              ----
General Information.........................................    2
Marketing Information.......................................    2
Types of Variable Annuity Contracts.........................    3
Calculation of Surrender Charge.............................    5
     Illustration of Surrender Charge on Total Surrender....    5
     Illustration of Surrender Charge on a 10% Partial
      Surrender Followed by a Full Surrender................    6
Accumulation Unit Value.....................................    7
     Illustration of Calculation of Accumulation Unit
      Value.................................................    7
     Illustration of Purchase of Accumulation Units.........    7
Performance Calculations....................................    7
     Money Market Division Yields...........................    7
          Calculation of Yield for Money Market Division
         Six................................................    7
          Illustration of Calculation of Yield for Money
         Market Division Six................................    7
          Calculation of Effective Yield for Money Market
         Division Six.......................................    7
          Illustration of Calculation of Effective Yield for
         Money Market Division Six..........................    7
     Standardized Yield for Divisions Seven, Eight and
      Thirteen..............................................    8
          Calculation of Standardized Yield for Divisions
         Seven, Eight and Thirteen..........................    8
          Illustration of Calculation of Standardized Yield
         for Divisions Seven, Eight and Thirteen............    8
          Calculation of Average Annual Total Return........    8
Performance Information.....................................    9
     Performance Compared to Market Indices.................    9
     Stock Index Division Ten Performance Compared to S&P
      500 Index.............................................   11
     MidCap Index Division Four Performance Compared to
      Relevant Index........................................   12
     Small Cap Index Division Fourteen Performance Compared
      to Russell 2000 Index.................................   13
     International Equities Division Eleven Performance
      Compared to EAFE Index................................   13
     Social Awareness Division Twelve Performance Compared
      to S&P 500 Index......................................   14
     Asset Allocation Division Five Performance Compared to
      S&P 500 Index, Merrill Lynch Corporate and Government
      Master Index and Certificate of Deposit Primary
      Offering by
       New York City Banks, 30 Day Index....................   15
     Capital Conservation Division Seven Performance
      Compared to Merrill Lynch
       Corporate Master Index...............................   16
     Government Securities Division Eight Performance
      Compared to Lehman Brothers
       U.S. Treasury Composite Index........................   17
     International Government Bond Division Thirteen
      Performance Compared to Salomon
       Brothers Non U.S. Dollar World Government Bond
      Index.................................................   17
     Money Market Division Six Performance Compared to
      Certificate of Deposit Primary
       Offering by New York City Banks, 30 Day Index........   18
Annuity Payments............................................   18
     Assumed Investment Rate................................   18
     Amount of Annuity Payments.............................   19
     Annuity Unit Value.....................................   20
     Illustration of Calculation of Annuity Unit Value......   20
     Illustration of Annuity Payments.......................   20
Distribution of Variable Annuity Contracts..................   20
Experts.....................................................   20
Comments on Financial Statements............................   21

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

     I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ------------------------
            Participant/Contract Owner Signature                             Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses)
or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen
Parkway, Houston, TX 77019.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

\
Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          INDEPENDENCE PLUS CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Independence Plus Contract Series).

                             (Please Print or Type)

--------------------------------------------------------------------------------

    Name:                                   G.A. #
    ------------------------------------    --------------------------------

    Address:                                Policy #
    ------------------------------------    --------------------------------

    ------------------------------------
    Social Security Number:
    ------------------------------------

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:


3535 Grandview Parkway


Suite 200


Birmingham, AL 35243


(205) 967-8955


10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
(602) 678-1700

222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844

1900 O'Farrell St.
Suite 390
San Mateo, CA 94403

(650) 574-5433


165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344

10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611

100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700

230 West Monroe

Suite 1900

Chicago, IL 60606
(312) 368-1001


11711 N. Meridian St.


Suite 300

Carmel, IN 46032
(317) 574-7145

7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330

1301 West Long Lake Road
Suite 340
Troy, MI 48098

(248) 641-0022

8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099


4266 I-55 North


Suite 108


Jackson, MS 39211


(601) 981-5801


410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840


90 Woodbridge Center Dr.

Suite 300
Woodbridge, NJ 07095

(732) 750-5611


University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529

Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028

1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288

1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030


Two International Plaza Drive


Suite 601


Nashville, TN 37217


(615) 254-4822


5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515

800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253


   THERE ARE ALSO MORE THAN THIRTY-SIX BRANCH OFFICES LOCATED THROUGHOUT THE
                                    COUNTRY.


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


            2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019 1-800-44-VALIC


                           TDD NUMBER 1-800-35-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC

             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792

                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

                                  [VALIC LOGO]

                                 Printed Matter

                       Printed in U.S.A. VA 9079 REV 5/98

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                       INDEPENDENCE PLUS CONTRACT SERIES
        ----------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 1998



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the Prospectus for the Independence Plus Contract Series* dated May 1, 1998 ("Contracts") and should be read in conjunction with the Prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing the Company, or The Variable Annuity Marketing Company (the "Underwriter") at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Underwriter or from its registered sales representatives.


                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
General Information..............................      2
Marketing Information............................      2
Types of Variable Annuity Contracts..............      3
Calculation of Surrender Charge..................      5
  Illustration of Surrender Charge on Total
    Surrender....................................      5
  Illustration of Surrender Charge on a 10%
    Partial Surrender Followed by a Full
    Surrender....................................      6
Accumulation Unit Value..........................      7
  Illustration of Calculation of Accumulation
    Unit Value...................................      7
  Illustration of Purchase of Accumulation
    Units........................................      7
Performance Calculations.........................      7
  Money Market Division Yields...................      7
  Calculation of Current Yield for Money Market
    Division Six.................................      7
  Illustration of Calculation of Current Yield
    for Money Market Division Six................      7
  Calculation of Effective Yield for Money Market
    Division Six.................................      7
  Illustration of Calculation of Effective Yield
    for
    Money Market Division Six....................      7
Standardized Yield for Divisions Seven, Eight and
  Thirteen.......................................      8
  Calculation of Standardized Yield for Divisions
    Seven, Eight and Thirteen....................      8
  Illustration of Calculation of Standardized
    Yield for Divisions Seven, Eight and
    Thirteen.....................................      8
  Calculation of Average Annual Total Return.....      8
Performance Information..........................      9
  Performance Compared to Market Indices.........      9
  Stock Index Division Ten Performance Compared
    to S&P 500 Index.............................     11
  MidCap Index Division Four Performance
    Compared to Relevant Index...................     12



                                                     PAGE
                                                     ----


  Small Cap Index Division Fourteen Performance
    Compared to Russell 2000([) Index............     13
  International Equities Division Eleven
    Performance Compared to EAFE Index...........     13
  Social Awareness Division Twelve Performance
    Compared to S&P 500 Index....................     14


  Asset Allocation Division Five Performance
    Compared to S&P 500([) Index, Merrill Lynch
    Corporate and Government Master Index and
    Certificate of Deposit Primary Offering by
    New York City Banks, 30 Day Index............     15
  Capital Conservation Division Seven Performance
    Compared to Merrill Lynch Corporate Master
    Index........................................     16
  Government Securities Division Eight
    Performance Compared to Lehman Brothers U.S.
    Treasury Composite Index.....................     17
  International Government Bond Division Thirteen
    Performance Compared to Salomon Brothers Non
    U.S. Dollar World Government Bond Index......     17
  Money Market Division Six Performance Compared
    to Certificate of Deposit Primary Offering by
    New York City Banks, 30 Day Index............     18
Annuity Payments.................................     18
  Assumed Investment Rate........................     18
  Amount of Annuity Payments.....................     19
  Annuity Unit Value.............................     20
  Illustration of Calculation of Annuity Unit
    Value........................................     20
  Illustration of Annuity Payments...............     20
  Distribution of Variable Annuity Contracts.....     20
  Experts........................................     20
  Comments on Financial Statements...............     21


(*The Independence Plus Contract Series is composed of Contract Forms UIT-585-96 and UITG-585-96.)


VA 9079-1, REV. 5/98

                              GENERAL INFORMATION

     The Variable Annuity Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the State of Texas and is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company also is licensed to write life insurance in all states (other than Connecticut) and the District of Columbia, and annuities in all fifty states and the District of Columbia. The Company is an indirectly wholly owned subsidiary of American General Corporation (formerly American General Insurance Company).

     On April 18, 1979, the Board of Directors of the Company established Separate Account A (the Separate Account) in accordance with the Texas Insurance Code. The Separate Account is registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").


     Each Division of the Separate Account invests in the shares of a diversified, open-end, management-type investment company registered under the 1940 Act, or one of thirteen investment portfolios of a diversified, open-end, management investment company registered under the 1940 Act. The Separate Account currently is made up of 33 Divisions, ten of which are available as variable investment options under the Contracts (Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen and Fourteen), except that Division Eight is currently not available to Non-Qualified Contracts.


MARKETING INFORMATION

     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $3.9 billion as of December 31, 1997. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,739,191 accounts as of December 31, 1997. The number of employer groups which have purchased Contracts has increased by 178 percent in the past ten years to more than 26,392 as of December 31, 1997. As of December 31, 1997, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1997 the Company's assets totaled $33 billion.


     The Company's growth can also be reviewed by examining the growth in each market segment that the Company targets.


     As of December 31, 1997, the Company was marketing Contracts in more than 9,795 public and private, primary and secondary schools with more than 464,729 participant accounts for employees in public and private schools nationwide. From December 31, 1987 to December 31, 1997, the cash value of investments in these Contracts has increased by 291 percent while the number of public and private school groups in these Contracts increased 104 percent and the number of participant accounts in these Contracts increased by 115 percent.



     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1987 to December 31, 1997, the number of colleges and universities which allow the Company to market Contracts to its faculty and staff members has increased 176 percent and for the same period the number of participant accounts has increased 141 percent. For the same time period cash values for participants have increased 315 percent. As of December 31, 1997 more than 33 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.


     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."


     The Company has also had growth in the health care segment of the not-for-profit organization market. From December 31, 1987 to December 31, 1997 Contract cash values have increased 795 percent. During the same period the number of health care groups that have purchased these Contracts increased 290 percent and the number of participant accounts increased 290 percent.



     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1987 to December 31, 1997, Contract cash values for participants in these groups have increased 371 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 233 percent and the number of employer groups has increased 371 percent.



     Additionally, several states have enacted, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans
(ORPs). A state that sponsors an ORP will select the carriers which will be allowed to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 26 of the last 29 states to sponsor ORPs with multiple carriers, as of December 31, 1997. From December 31, 1992 to December 31, 1997 in these ORPs the number of participant accounts increased 149 percent and cash values increased 147 percent to more than $1.8 billion. In addition, during this time period annual ORP premiums more than doubled.


     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient, and portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that will provide a higher return with the same risk or the same return with lower risk.


     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, VARDS Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes, the performance of these indexes over time, and the performance of different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


TYPES OF VARIABLE ANNUITY
CONTRACTS

     Three types of Contracts are offered in connection with the Prospectus to which this Statement of Additional Information relates:

(1) single payment immediate annuity Contracts;

(2) single payment deferred annuity Contracts; and

(3) flexible payment deferred annuity Contracts.

     Under single payment Contracts, only one Purchase Payment is made by the Contract Owner. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are re-quired to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     Under deferred annuity contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     Under immediate annuity Contracts, the first annuity payment is made on the first day of the second month after the Purchase Payment is received. During the period before the Annuity Date, the Purchase Payments are invested in the same manner, and the other terms and conditions (including the options and rights of Contract Owners, Annuitants and Beneficiaries) are the same under immediate annuity Contracts as under deferred annuity Contracts.

     The Contracts are non-participating and will not share in any of the profits of the Company.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Charges Under Variable Annuity Contracts -- Charge for Partial and Total Surrenders." Examples of calculation of the surrender charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.

                              TRANSACTION HISTORY


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/92..........................  Purchase Payment                                     $10,000
2/1/93..........................  Purchase Payment                                       5,000
2/1/94..........................  Purchase Payment                                      15,000
2/1/95..........................  Purchase Payment                                       2,000
2/1/96..........................  Purchase Payment                                       3,000
2/1/97..........................  Purchase Payment                                       4,000
7/1/97..........................  Total Purchase Payments (Assumes
                                  Accumulation Value is $50,000)
          Surrender Charge is lesser of (a) or (b):
a.   Surrender Charge calculated on 60 months of Purchase Payments
     1.   Surrender Charge against Purchase Payment of 2/1/92.........   $    0
     2.   Surrender Charge against Purchase Payment of 2/1/93 (0.05 X
          $5,000).....................................................   $  250
     3.   Surrender Charge against Purchase Payment of 2/1/94 (0.05 X
          $15,000)....................................................   $  750
     4.   Surrender Charge against Purchase Payment of 2/1/95 (0.05 X
          $2,000).....................................................   $  100
     5.   Surrender Charge against Purchase Payment of 2/1/96 (0.05 X
          $3,000).....................................................   $  150
     6.   Surrender Charge against Purchase Payment of 2/1/97 (0.05 X
          $4,000).....................................................   $  200
          Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 +
          5 + 6)......................................................   $1,450

b.   Surrender Charge calculated on the excess over 10% of the
     Accumulation Value at the time of surrender:
     Accumulation Value at time of surrender             $50,000
     Less 10% not subject to surrender charge              -5,000
                                                              --------
     Subject to surrender charge                          45,000
                                                                X  .05
                                                              --------
     Surrender Charge based on Accumulation
     Value         $2,250 ..........................                     $2,250

c.   Surrender Charge is the lesser of a or b.........................   $1,450

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/92..........................  Purchase Payment                                     $ 5,000
2/1/93..........................  Purchase Payment                                      15,000
2/1/94..........................  Purchase Payment                                       2,000
2/1/95..........................  Purchase Payment                                       3,000
2/1/96..........................  Purchase Payment                                       4,000
2/1/97..........................  Purchase Payment                                      10,000
7/1/97..........................  10% Partial Surrender (Assumes                         3,900
                                  Accumulation Value is $39,000)
8/1/96..........................  Full Surrender                                        35,100


     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Accumulation Units.
       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]
     b. The Accumulation Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100
     c. The Surrender Charge calculated on the Accumulation Value withdrawn $35,100 X .05 = $1,755
     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                            ACCUMULATION UNIT VALUE

     The calculation of Accumulation Unit value is discussed in the Prospectus under "Accumulation Period." The following illustrations show a calculation of a new Unit value and the purchase of Accumulation Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF ACCUMULATION UNIT VALUE

     Example 3.

1. Accumulation Unit value, beginning of period.............  $  1.800000
2. Value of Fund share, beginning of period.................    21.200000
3. Change in value of Fund share............................      .500000
4. Gross investment return (3)/(2)..........................      .023585
5. Daily mortality and expense charge.......................      .000027
6. Net investment return (4)-(5)............................      .023558
7. Net investment factor 1.000000+(6).......................     1.023558
8. Accumulation Unit value, end of period (1)X(7)...........  $  1.842404

ILLUSTRATION OF PURCHASE OF ACCUMULATION UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

1. First Periodic Purchase Payment..........................  $100.00
2. Accumulation Unit value on effective date of purchase
  (see Example 3)...........................................  $  1.800000
3. Number of Accumulation Units purchased (1)/(2)...........  55.556
4. Accumulation Unit value for valuation date following
purchase
   (see Example 3)..........................................  $  1.842404
5. Value of Accumulation Units in account for valuation date following
   purchase (3)X(4).........................................  $102.36

                            PERFORMANCE CALCULATIONS

                          MONEY MARKET DIVISION YIELDS

           CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION SIX


                           7-Day Current Yield: 4.22%


   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION SIX


     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


          CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION SIX

                          7-Day Effective Yield: 4.31%

  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION SIX

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1) 365/7] - 1

           STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN


                                                               DIV 7            DIV 8            DIV 13
                                                               -----            -----            ------
Standardized Yield..........................................   5.45%            4.87%            3.60%


ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND
                                    THIRTEEN

     Example 7.


     The yield quotation based on a 30-day period ended December 31, 1997, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                        YIELD = 2 [ ( a - b + 1 )6 - 1 ]

              -----------------------------------------------
                                        cd
     Where:

                 a = net investment income earned during the period by the Fund attributable to shares owned by the Division
                 b = expenses accrued for the period (net of reimbursements) c = the average daily number of Accumulation Units outstanding during the period
                 d = the maximum offering price per Accumulation Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1997, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)n = ERV
     Where:

                 P =    a hypothetical initial Purchase Payment of $1,000
                 T =    average annual total return
                 n =    number of years
                 ERV =  redeemable value at the end of the 1, 3, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at
                        the beginning of the 1, 3, 5, or 10 year periods (or
                        fractional portion thereof)

     The Company may advertise standardized average annual total return which includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            PERFORMANCE INFORMATION

PERFORMANCE COMPARED TO MARKET INDICES

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown.

     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the Prospectus. (See "Performance Information" and "The Fund.")

     These tables compare hypothetical investment performance and percentage changes in Accumulation Unit values with the results of several benchmarks, representing unmanaged market indices. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the Prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the Prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Accumulation Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations. THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.


     The performance of Stock Index Division Ten and Social Awareness Division Twelve may be compared to the record of the Standard & Poor's([) Corporation ("S&P([)")* Composite Stock Price Index ("S&P 500 Index"). The S&P 500([) Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 73% of the market capitalization of the United States equity market. The index is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies.



     The performance of MidCap Index Division Four may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index was developed in 1991 by S&P to track the stock market performance of medium-capitalization domestic stocks. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.998 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.


     The performance of Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.


     The performance of Capital Conservation Division Seven may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 4,300 corporate bond holdings of which assets are rated AAA to BBB-. The average years to maturity of these corporate bond holdings are approximately 12 years.



     Performance of Government Securities Division Eight may be compared to the Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.

     The performance of International Equities Division Eleven may be compared to the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of approximately 1,100 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method.



     The performance of the International Government Bond Fund Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.


     The performance of the Small Cap Index Division Fourteen may be compared with the Russell 2000([) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Company on the basis of their market size.


     The performance of Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the Asset Allocation Fund, will invest. The base allocation is 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500 Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.


     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

---------------

 * "Standard & Poor's([)", "S&P([)", "S&P 500([)" and "S&P MidCap 400" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.
** The Russell 2000([) Index is a trademark/service mark of the Frank Russell
   Trust Company. RussellTM is a trademark of the Frank Russell Company.

Stock Index Division Ten Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 20, 1987


                             STOCK INDEX                                       S&P 500
                            DIVISION TEN                                        INDEX
---------------------------------------------------------------------          --------
04/20/87...................................................  $10,000           $10,000
12/31/87...................................................    8,562             8,722
12/31/88...................................................    9,687            10,171
12/31/89...................................................   12,388            13,394
12/31/90...................................................   11,790            12,978
12/31/91...................................................   15,056            16,932
12/31/92...................................................   15,897            18,222
12/31/93...................................................   17,293            20,059
12/31/94...................................................   17,241            20,323
12/31/95...................................................   23,439            27,960
12/31/96...................................................   28,484            34,383
12/31/97...................................................   37,534            45,852


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                            SINCE
                                          INCEPTION*    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                                          ----------    --------    -------     -------      ------
Investment Division
     Stock Index Division Ten...........   275.34%      338.36%     136.11%     117.70%      31.77%
Benchmark Comparison
     S&P 500 Index......................   358.52%      425.69%     151.63%     125.62%      33.36%


---------------

* This Division was initiated on April 20, 1987.

MidCap Index Division Four* Performance Compared to S&P 500 Index and S&P MidCap 400 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 13, 1982


                                                              S&P                S&P
                                                              500             MIDCAP 400
                  DIVISION FOUR                              INDEX              INDEX
--------------------------------------------------          --------          ----------
10/13/82................................  $10,000           $ 10,000           $ 10,000
12/31/82................................   10,096             11,352             11,564
12/31/83................................   11,608             13,913             14,583
12/31/84................................   11,721             14,786             14,755
12/31/85................................   13,195             19,477             20,004
12/31/86................................   13,516             23,113             23,247
12/31/87................................   12,827             24,326             22,774
12/31/88................................   14,502             28,367             27,527
12/31/89................................   17,127             37,355             37,310
12/31/90................................   15,380             36,195             35,401
12/31/91................................   18,580             47,223             53,136
12/31/92................................   20,213             50,820             59,466
12/31/93................................   22,594             55,943             67,762
12/31/94................................   21,532             56,681             65,332
12/31/95................................   27,827             77,981             85,547
12/31/96................................   32,726             95,892            102,009
12/31/97................................   42,691            127,881            134,894


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                     SINCE
                                  INCEPTION**     10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                  -----------     --------     -------      -------       ------
Investment Division
     Division Four..............     326.91%      232.83%      111.21%       98.27%       30.45%
Benchmark Comparison
     S&P 500 Index..............   1,178.81%      425.69%      151.63%      125.62%       33.36%
     S&P MidCap 400 Index.......   1,248.94%      492.31%      126.84%      106.48%       32.24%


---------------

 * Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. Selected accumulation unit data for the last ten years for this Division appears in the Prospectus. Figures appearing above for the S&P MidCap 400 Index for years prior to 1991 are based on estimates provided by Standard & Poor's for illustrative purposes.
** This Division was initiated on October 13, 1982.

Small Cap Index Division Fourteen Performance Compared to Russell 2000 Index(R)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992


                                                                               RUSSELL
                           SMALL CAP INDEX                                       2000
                             DIVISION 14                                        INDEX
---------------------------------------------------------------------          -------
05/01/92...................................................  $10,000           $10,000
12/31/92...................................................   11,128            11,416
12/31/93...................................................   12,772            13,571
12/31/94...................................................   12,223            13,324
12/31/95...................................................   15,449            17,114
12/31/96...................................................   17,854            19,937
12/31/97...................................................   21,636            24,396


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                           SINCE
                                         INCEPTION*        5 YEARS         3 YEARS          1 YEAR
                                         ----------        -------         -------          ------
Investment Division
     Small Cap Index Division 14.......   116.36%           94.43%          77.01%          21.18%
Benchmark Comparison
     Russell 2000......................   143.96%          113.70%          83.10%          22.36%


---------------

* This Division was initiated May 1, 1992.

International Equities Division Eleven Performance Compared to EAFE Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989


                       INTERNATIONAL EQUITIES                                    EAFE
                           DIVISION ELEVEN                                      INDEX
---------------------------------------------------------------------           -----
10/02/89...................................................  $10,000           $10,000
12/31/89...................................................   10,284            10,467
12/31/90...................................................    8,134             8,013
12/31/91...................................................    8,952             8,984
12/31/92...................................................    7,671             7,891
12/31/93...................................................    9,864            10,460
12/31/94...................................................   10,545            11,274
12/31/95...................................................   11,565            12,537
12/31/96...................................................   12,229            13,295
12/31/97...................................................   12,373            13,532


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                            SINCE
                                          INCEPTION*        5 YEARS         3 YEARS          1 YEAR
                                          ----------        -------         -------          ------
Investment Division
     International Equities
       Division Eleven..................    23.73%           61.29%          17.34%           1.18%
Benchmark Comparison
     EAFE Index.........................    35.32%           71.49%          20.03%           1.78%


---------------
* This Division was initiated on October 2, 1989.

Social Awareness Division Twelve Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989


                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          --------
10/02/89...................................................  $10,000           $10,000
12/31/89...................................................   10,100            10,214
12/31/90...................................................    9,877             9,897
12/31/91...................................................   12,506            12,912
12/31/92...................................................   12,795            13,896
12/31/93...................................................   13,670            15,297
12/31/94...................................................   13,339            15,499
12/31/95...................................................   18,351            21,323
12/31/96...................................................   22,527            26,220
12/31/97...................................................   29,853            34,967


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                SINCE
                                              INCEPTION*      5 YEARS       3 YEARS        1 YEAR
                                              ----------      -------       -------        ------
Investment Division
     Social Awareness Division Twelve.......    198.53%       133.32%       123.81%        32.52%
Benchmark Comparison
     S&P 500 Index..........................    249.67%       151.63%       125.62%        33.36%


---------------

* This Division was initiated on October 2, 1989.

Asset Allocation Division Five Performance Compared to S&P 500 Index, Merrill Lynch Corporate and Government Master Index and Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 6, 1983


                 TIMED OPPORTUNITY                            S&P 500           BLENDED
                   DIVISION FIVE                               INDEX            INDEX**
----------------------------------------------------          --------          --------
09/06/83..................................  $10,000           $10,000           $10,000
12/31/83..................................    9,857            10,156            10,252
12/31/84..................................    9,853            10,793            11,269
12/31/85..................................   11,004            14,217            14,177
12/31/86..................................   11,987            16,871            16,536
12/31/87..................................   12,862            17,757            17,472
12/31/88..................................   13,973            20,706            19,669
12/31/89..................................   16,182            27,267            24,213
12/31/90..................................   15,634            26,420            24,748
12/31/91..................................   18,782            34,470            30,404
12/31/92..................................   18,460            37,095            32,608
12/31/93..................................   19,973            40,834            35,770
12/31/94..................................   19,515            41,373            35,769
12/31/95..................................   24,110            56,921            45,566
12/31/96..................................   26,519            69,995            51,871
12/31/97..................................   32,193            93,345            63,251


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                          SINCE
                                        INCEPTION*    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                                        ----------    --------    -------     -------      ------
Investment Division
     Asset Allocation Division Five...    221.93%     150.29%      74.39%      64.96%      21.40%
Benchmark Comparison**
     S&P 500 Index....................    833.45%     425.69%     151.63%     125.62%      33.36%
     Blended Index....................    532.51%     262.01%      93.97%      76.83%      21.94%


---------------


 * This Division was initiated on September 6, 1983. Effective October 1, 1997 the Timed Opportunity Fund changed its name to the Asset Allocation Fund.


** The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

Capital Conservation Division Seven Performance Compared to Merrill Lynch Corporate Master Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 16, 1986


                                                                            MERRILL LYNCH
                      CAPITAL CONSERVATION                                 CORPORATE MASTER
                         DIVISION SEVEN                                         INDEX
-----------------------------------------------------------------          ----------------
01/16/86...............................................  $10,000               $10,000
12/31/86...............................................   10,477                11,609
12/31/87...............................................   10,186                11,823
12/31/88...............................................   10,789                12,976
12/31/89...............................................   11,936                14,808
12/31/90...............................................   11,784                15,899
12/31/91...............................................   13,669                18,799
12/31/92...............................................   14,702                20,514
12/31/93...............................................   16,301                23,064
12/31/94...............................................   15,153                22,288
12/31/95...............................................   18,120                27,097
12/31/96...............................................   18,255                28,015
12/31/97...............................................   19,622                30,925



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                 SINCE
                                               INCEPTION*   10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                               ----------   --------   -------    -------     ------
Investment Division
     Capital Conservation Division Seven.....     96.22%     92.64%     33.47%     29.50%      7.49%
Benchmark Comparison
     Merrill Lynch Corporate Master Index....    209.25%    161.57%     50.75%     38.76%     10.39%


---------------

* This Division was initiated on January 16, 1986.

Government Securities Division Eight Performance Compared to Lehman Brothers U.S. Treasury Composite Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 16, 1986


                        GOVERNMENT SECURITIES                                   U.S. TREASURY
                           DIVISION EIGHT                                      COMPOSITE INDEX
---------------------------------------------------------------------          ---------------
01/16/86...................................................  $10,000               $10,000
12/31/86...................................................   10,461                11,630
12/31/87...................................................   10,120                11,862
12/31/88...................................................   10,621                12,694
12/31/89...................................................   11,792                14,516
12/31/90...................................................   12,371                15,765
12/31/91...................................................   14,052                18,187
12/31/92...................................................   14,915                19,502
12/31/93...................................................   16,362                21,597
12/31/94...................................................   15,472                20,857
12/31/95...................................................   17,995                24,684
12/31/96...................................................   18,157                25,369
12/31/97...................................................   19,578                27,770


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                  SINCE
                                                INCEPTION*   10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                ----------   --------   -------    -------     ------
Investment Division
     Government Securities Division Eight.....     95.78%     93.46%     31.26%     26.54%     7.83%
Benchmark Comparison
     U.S. Treasury Composite Index............    177.70%    134.11%     42.40%     33.15%     9.47%


---------------

* This Division was initiated on January 16, 1986.

International Government Bond Division Thirteen Performance Compared to Salomon Brothers Non-U.S. Dollar World Government Bond Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                                SALOMON BROS.
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                GOVERNMENT
                          DIVISION THIRTEEN                                      BOND INDEX
---------------------------------------------------------------------          ---------------
10/01/91...................................................  $10,000               $10,000
12/31/91...................................................   10,905                11,042
12/31/92...................................................   11,128                11,540
12/31/93...................................................   12,583                13,246
12/31/94...................................................   13,014                13,999
12/31/95...................................................   15,308                16,692
12/31/96...................................................   15,822                17,331
12/31/97...................................................   14,906                16,568

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                        SINCE
                                                      INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                                      ----------    -------     -------      ------
Investment Division
     International Government Bond Division
       Thirteen.....................................     49.06%      33.95%      14.55%      (5.79)%
Benchmark Comparison
  Salomon Bros. Non-U.S. Dollar World Government
     Bond Index.....................................     65.68%      43.57%      18.35%      (4.41)%


---------------

* This Division was initiated on October 1, 1991.

Money Market Division Six Performance Compared to Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index (Primary CD Index)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 16, 1986


                            MONEY MARKET                                       PRIMARY
                            DIVISION SIX                                       CD INDEX
---------------------------------------------------------------------          --------
01/16/86...................................................  $10,000           $10,000
12/31/86...................................................   10,405            10,591
12/31/87...................................................   10,873            11,253
12/31/88...................................................   11,495            12,083
12/31/89...................................................   12,406            13,130
12/31/90...................................................   13,254            14,181
12/31/91...................................................   13,849            14,955
12/31/92...................................................   14,157            15,427
12/31/93...................................................   14,393            15,826
12/31/94...................................................   14,791            16,390
12/31/95...................................................   15,458            17,200
12/31/96...................................................   16,072            17,980
12/31/97...................................................   16,736            18,840


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                     SINCE
                                   INCEPTION*      10 YEARS      5 YEARS       3 YEARS        1 YEAR
                                   ----------      --------      -------       -------        ------
Investment Division
     Money Market Division Six...     67.36%        53.92%        18.22%        13.15%         4.13%
Benchmark Comparison
     Primary CD Index............     88.40%        67.42%        22.13%        14.95%         4.78%


---------------

* This Division was initiated on January 16, 1986.

                                ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of annuity payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable annuity payment option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF ANNUITY PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity option for each $1,000 of Accumulation Value (after the deduction for any premium tax) at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable annuity payment derived from a Division of the Separate Account is divided by the Annuity Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Annuity Units in each Division represented by the payment. The number of such units will remain fixed during the Annuity Period, assuming the Annuitant makes no transfers of Annuity Units to provide Annuity Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable annuity payment derived from each Division is determined by multiplying the number of Annuity Units in that Division by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed annuity payments are to be made under one of the first four annuity options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed annuity purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

ANNUITY UNIT VALUE

     The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Accumulation Period" in the Prospectus.) The calculation of Annuity Unit value is discussed in the Prospectus under "Annuity Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of variable annuity payments.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

     Example 8.

 1. Annuity Unit value, beginning of period.................  $      .980000
 2. Net investment factor for Period (see Example 3)........        1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....         .999906
 4. (2)X(3).................................................        1.023462
 5. Annuity Unit value, end of period (1)X(4)...............  $     1.002993

                        ILLUSTRATION OF ANNUITY PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Accumulation Units at Annuity Date............  10,000.00
 2. Accumulation Unit value (see Example 3).................  $     1.800000
 3. Accumulation Value of Contract (1)X(2)..................  $18,000.00
 4. First monthly annuity payment per $1,000 of Accumulation
  Value.....................................................  $     5.63
 5. First monthly annuity payment (3)X(4)/1,000.............  $   101.34
 6. Annuity Unit value (see Example 10).....................  $      .980000
 7. Number of Annuity Units (5)/(6).........................         103.408
 8. Assume Annuity Unit value for second month equal to.....  $      .997000
 9. Second monthly Annuity Payment (7)X(8)..................  $   103.10
10. Assume Annuity Unit value for third month equal to......  $      .953000
11. Third monthly Annuity Payment (7)X(10)..................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is the Underwriter as defined above, a wholly-owned subsidiary of the Company. The Underwriter's address is 2929 Allen Parkway, Houston, Texas 77019. The Underwriter is a Texas corporation organized in 1970 and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging from 1% to 4.5% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging to 1% of Purchase Payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "Charges Under Variable Annuity Contracts.")


     Pursuant to its underwriting agreement with the Underwriter and the Separate Account, the Company reimburses the Underwriter for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1995, 1996 and 1997 were $10,260,000, $6,038,000 and $4,566,000, respectively.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the financial statements of the Company's Separate Account A at December 31, 1997 and for each of the two years in the period then ended, appearing in this Statement of Addi-tional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen and Fourteen are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1997.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT AUDITORS


To the Board of Directors
The Variable Annuity Life Insurance Company


         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


Houston, Texas
February 18, 1998


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED BALANCE SHEET

AT DECEMBER 31
IN THOUSANDS


                                                                                                 1997           1996
                                                                                              -----------    -----------
ASSETS               Investments - Notes 2, 6, 7, 8:
                        Fixed maturity securities
                           (amortized cost: $20,651,381 in 1997 and $19,667,491 in 1996)      $21,641,084    $20,189,473
                        Equity securities (cost: $5,581 in 1997 and $8,624 in 1996)                 5,456          8,589
                        Mortgage loans on real estate                                           1,259,029      1,349,855
                        Real estate, net of accumulated depreciation
                           of $69 in 1997 and $69 in 1996                                          28,569         37,130
                        Policy loans                                                              719,127        639,200
                        Other long-term invested assets                                            45,474         35,945
                        Short-term investments                                                     60,904         53,000
                                                                                              -----------    -----------
                           Total investments                                                   23,759,643     22,313,192
                                                                                              -----------    -----------
                     Investment income receivable                                                 347,358        315,118
                     Cash                                                                          32,181         24,360
                     Receivable for securities sold                                                32,825         18,654
                     Deferred policy acquisition costs - Note 3                                   392,346        557,748
                     Due from reinsurer, net                                                       14,545         15,700
                     Other assets                                                                  52,104         45,798
                     Assets held in Separate Accounts                                          10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total assets                                                       $35,195,222    $30,424,982
                                                                                              -----------    -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                   $21,994,804    $21,067,429
                     Payable for securities purchased                                              19,027            575
                     Remittances not allocated                                                     79,392         66,473
                     Commissions, general expenses, and taxes (other than income taxes)            39,546         41,642
                     Other liabilities                                                             61,756         75,636
                     Income tax liabilities - Note 4                                              377,072        265,160
                     Liabilities related to Separate Accounts                                  10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total liabilities                                                   33,135,817     28,651,327
                                                                                              -----------    -----------
STOCKHOLDER'S        Common stock (voting) par value $1 per share, 5,000 shares authorized
EQUITY                  and 3,575 issued and outstanding in 1997 and 1996 - Note 5                  3,575          3,575
                     Additional paid-in capital                                                   710,624        459,281
                     Retained earnings                                                          1,038,731      1,143,947
                     Net unrealized gains - Note 2                                                306,475        166,852
                                                                                              -----------    -----------
                           Total stockholder's equity                                           2,059,405      1,773,655
                                                                                              -----------    -----------
                           Total liabilities and stockholder's equity                         $35,195,222    $30,424,982
                                                                                              -----------    -----------

                 See notes to consolidated financial statements.



--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF INCOME

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                         1997            1996            1995
                                                                                      -----------     -----------     -----------
REVENUES             Surrender charges                                                $    12,405     $    12,348     $     9,967
                     Mortality charges                                                     94,162          59,955          34,965
                     Expense charges                                                        6,102           5,654           5,122
                     Net investment income - Note 2                                     1,729,541       1,654,496       1,597,681
                     Net reinsurance income                                                 1,303           1,528           1,573
                     Realized investment gains (losses) - Note 2                           20,235          21,551          (7,149)
                     Other income                                                          15,320          10,920           6,878
                                                                                      -----------     -----------     -----------
                        Total revenues                                                  1,879,068       1,766,452       1,649,037
                                                                                      -----------     -----------     -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts         1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                           Total costs                                                  1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                     Expenses:
                        Commissions                                                       110,960          97,630
                                                                                                                           84,670
                        Salaries                                                           58,873          54,016          48,227
                        Data processing                                                    14,876          12,088          13,200
                        Postage and telephone                                              12,253          11,308          10,710
                        Sales promotion                                                    10,161          10,394           9,361
                        Depreciation expense on furniture and equipment                     8,964           8,920           8,924
                        Rent                                                                7,931           7,524           7,477
                        Taxes, licenses, and fees                                           6,874           6,208           4,989
                        Printing and supplies                                               4,496           5,290           4,721
                        Guaranty association assessments - Note 9                              30           2,678          18,961
                        Other expenses                                                     35,172          27,223          22,665
                        Amortization of deferred policy acquisition costs - Note 3         42,101          31,201          16,841
                        Policy acquisition costs deferred - Note 3                       (137,655)       (116,818)       (104,702)
                                                                                      -----------     -----------     -----------
                           Total expenses                                                 175,036         157,662         146,044
                                                                                      -----------     -----------     -----------
                           Total costs and expenses                                     1,461,046       1,401,655       1,350,030
                                                                                      -----------     -----------     -----------
EARNINGS             Income before income tax expense                                     418,022         364,797         299,007
                     Income tax expense - Note 4                                          144,238         124,370          99,720
                                                                                      -----------     -----------     -----------
                        Net income                                                    $   273,784     $   240,427     $   199,287
                                                                                      -----------     -----------     -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                       1997            1996            1995
                                                                    -----------     -----------     -----------
COMMON STOCK            Balance at beginning and end of year        $     3,575     $     3,575     $     3,575
                                                                    -----------     -----------     -----------
ADDITIONAL              Balance at beginning of year                    459,281         384,126         382,733
PAID-IN-CAPITAL            Capital contribution from stockholder        251,343          75,155           1,393
                                                                    -----------     -----------     -----------
                        Balance at end of year                          710,624         459,281         384,126
                                                                    -----------     -----------     -----------
RETAINED                Balance at beginning of year                  1,143,947       1,014,520         910,233
EARNINGS                   Net income                                   273,784         240,427         199,287
                           Dividends paid to stockholder               (379,000)       (111,000)        (95,000)
                                                                    -----------     -----------     -----------
                        Balance at end of year                        1,038,731       1,143,947       1,014,520
                                                                    -----------     -----------     -----------
NET UNREALIZED          Balance at beginning of year                    166,852         396,620        (563,481)
INVESTMENT                 Change during year                           139,623        (229,768)        960,101
GAINS(LOSSES)                                                       -----------     -----------     -----------
                        Balance at end of year                          306,475         166,852         396,620
                                                                    -----------     -----------     -----------
STOCKHOLDER'S
EQUITY                  Balance at end of year                      $ 2,059,405     $ 1,773,655     $ 1,798,841
                                                                    -----------     -----------     -----------

                        See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                        1997             1996             1995
                                                                                    ------------     ------------     ------------
OPERATING            Net income                                                     $    273,784     $    240,427     $    199,287
ACTIVITIES           Reconciling adjustments to net cash provided by operating
                      activities:
                        Insurance and annuity liabilities                              1,286,010        1,243,993        1,203,986
                        Deferred policy acquisition costs                                (95,554)         (85,617)         (87,861)
                        Other, net                                                       (51,241)         (50,233)          28,179
                                                                                    ------------     ------------     ------------
                           Net cash provided by operating activities                   1,412,999        1,348,570        1,343,591
                                                                                    ------------     ------------     ------------
INVESTING            Investment purchases                                            (18,403,013)     (14,883,271)      (9,671,304)
ACTIVITIES           Investment calls, maturities, and sales                          17,500,312       13,897,479        8,025,420
                     Net (increase) decrease in short-term investments                    (7,904)         (13,722)         120,745
                                                                                    ------------     ------------     ------------
                           Net cash used for investing activities                       (910,605)        (999,514)      (1,525,139)
                                                                                    ------------     ------------     ------------
FINANCING            Policyholder account deposits                                     3,385,303        2,896,090        2,553,928
ACTIVITIES           Policyholder account withdrawals                                 (1,427,005)      (1,276,008)        (996,324)
                     Transfers to Separate Accounts                                   (2,325,214)      (1,936,727)      (1,273,778)
                     Capital contribution from stockholder                               251,343           75,155            1,607
                     Dividends paid                                                     (379,000)        (111,000)         (95,000)
                                                                                    ------------     ------------     ------------
                           Net cash used for or provided by financing activities        (494,573)        (352,490)         190,433
                                                                                    ------------     ------------     ------------
NET CHANGE           Net increase (decrease) in cash                                       7,821           (3,434)           8,885
IN CASH              Cash at beginning of year                                            24,360           27,794           18,909
                                                                                    ------------     ------------     ------------
                           Cash at end of year                                      $     32,181     $     24,360     $     27,794
                                                                                    ------------     ------------     ------------


                     See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1997
ALL DOLLAR AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA

                                        1
--------------------------------------------------------------------------------
                         SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

1.1    INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives. VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2    PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation. Certain items in the prior years' financial statements have been reclassified to conform with the 1997 presentation. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3    ACCOUNTING CHANGES

     NEW ACCOUNTING STANDARDS NOT YET ADOPTED. In June 1997, the Financial Accounting Standards Board (FASB) issued SFAS 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning first quarter 1998, VALIC must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact VALIC's consolidated results of operations or financial position.

1.4    INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. All fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired.
VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5    DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains (losses) on securities included in stockholder's equity, consistent with the treatment of the related investment security.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.5    DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     CALL SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on VALIC's ability to manage interest crediting rates. Call swaptions allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

     Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) in securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains (losses) on securities within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7    SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than the company. Consequently, the insurer's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8    POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest paid at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9    RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense, and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.

1.10   INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

         A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in net unrealized gains (losses) in stockholder's equity.




--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.11   STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                                           1997           1996           1995
                                        ----------     ----------     ----------
Net income                              $  237,719     $  213,686     $  157,622
                                        ----------     ----------     ----------
Stockholder's equity                    $1,189,278     $1,077,366     $  926,654
                                        ----------     ----------     ----------

                                        2
--------------------------------------------------------------------------------
                                   INVESTMENTS
--------------------------------------------------------------------------------


2.1    INVESTMENT INCOME

     Income by type of investment was as follows:

                                         1997            1996            1995
                                      ----------      ----------      ----------
Non-affiliated fixed
  maturity securities                 $1,562,802      $1,471,879      $1,414,644
Affiliated fixed
  maturity securities                      2,588           2,851           3,181
Equity securities                            483             782           4,281
Mortgage loans on
  real estate                            123,591         140,492         149,974
Other                                     53,543          51,040          36,473
                                      ----------      ----------      ----------
  Gross investment income              1,743,007       1,667,044       1,608,553
  Investment expenses                     13,466          12,548          10,872
                                      ----------      ----------      ----------
    Net investment income             $1,729,541      $1,654,496      $1,597,681
                                      ----------      ----------      ----------

     The carrying value of investments that produced no investment income during 1997 totaled $12,516 or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1997.

2.2    REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                           1997           1996           1995
                                         --------       --------       --------
Fixed maturity securities                $  6,075       $  1,417       $    832
Equity securities                              21         15,795          7,706
Mortgage loans on
real estate                                21,647          4,635        (24,465)
Real estate                                 3,802            389          3,767
Other                                     (11,310)          (685)         5,011
                                         --------       --------       --------
  Realized investment gains
     (losses) before taxes                 20,235         21,551         (7,149)
Income tax expense (benefit)                7,082          7,543         (1,414)
                                         --------       --------       --------
   Net realized investment
     gains (losses)                      $ 13,153       $ 14,008       $ (5,735)
                                         --------       --------       --------

     Proceeds from sales of fixed maturity securities were $3,269,801, $3,052,550, and $1,432,183 during 1997, 1996, and 1995, respectively. Gross gains of $23,967, $28,173, and $15,722 and gross losses of $22,489, $36,802, and
$30,518, were realized on those sales during 1997, 1996, and 1995, respectively.

2.3    FIXED MATURITY AND EQUITY SECURITIES

     Valuation. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost       Gross Unrealized Gains
                                     -------------------------   ---------------------
                                         1997          1996         1997       1996
                                     -----------   -----------   ----------   --------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $   175,771   $   219,426   $   25,101   $ 20,025
Obligations of states and
  political subdivisions                  32,264        32,308        1,193        840
Debt securities issued by
  foreign governments                    248,838       241,908       14,018     10,958
Corporate securities                  15,207,118    13,211,735      755,877    457,461
Mortgage-backed securities             4,959,198     5,932,878      214,418    150,021
Affiliated fixed maturity securities      28,192        29,236           67       --
                                     -----------   -----------   ----------   --------
  Total fixed maturity securities    $20,651,381   $19,667,491   $1,010,674   $639,305
                                     -----------   -----------   ----------   --------
Equity securities                    $     5,581   $     8,624   $      114   $     61
                                     -----------   -----------   ----------   --------
                                    Gross Unrealized Losses            Fair Value
                                    -----------------------   -------------------------
                                       1997         1996           1997          1996
                                    ---------    ----------   -----------   -----------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $     (3)   $    (465)   $   200,869   $   238,986
Obligations of states and
  political subdivisions                    _         (197)        33,457        32,951
Debt securities issued by
  foreign governments                  (1,988)        (122)       260,868       252,744
Corporate securities                  (16,179)     (76,389)    15,946,816    13,592,807
Mortgage-backed securities             (2,801)     (40,150)     5,170,815     6,042,749
Affiliated fixed maturity securities     --           --           28,259        29,236
                                     --------    ---------    -----------   -----------
  Total fixed maturity securities    $(20,971)   $(117,323)   $21,641,084   $20,189,473
                                     --------    ---------    -----------   -----------
Equity securities                    $   (239)   $     (96)   $     5,456   $     8,589
                                     --------    ---------    -----------   -----------



--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


2.3    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:

                                                     Amortized           Fair
                                                       Cost              Value
                                                    -----------      -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                              $   103,239      $   104,677
   In years two through five                          4,106,448        4,284,682
   In years six through ten                           7,443,520        7,812,438
   After ten years                                    3,842,984        4,067,083
Mortgage-backed securities                            5,155,190        5,372,204
                                                    -----------      -----------
   Total fixed maturity securities                  $20,651,381      $21,641,084
                                                    -----------      -----------

          Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4    NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in stockholder's equity at December 31 were as follows:

                                                       1997            1996
                                                    -----------     -----------
Gross unrealized gains                              $ 1,010,788     $   639,366
Gross unrealized losses                                 (21,210)       (117,419)
DPAC adjustments                                       (511,037)       (261,363)
Deferred federal income taxes                          (172,066)        (93,732)
                                                    -----------     -----------
  Net unrealized gains
    on securities                                   $   306,475     $   166,852
                                                    -----------     -----------

2.5    MORTGAGE LOANS ON REAL ESTATE

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

2.5    MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

     At December 31 the mortgage loan portfolio was distributed as follows:

                                                         1997           1996
                                                      -----------    -----------
Geographic distribution:
  Atlantic                                            $   614,627    $   656,073
  Pacific and Mountain                                    355,006        406,948
  Central                                                 310,535        331,411
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------
Property type:
  Office                                              $   467,326    $   456,818
  Retail                                                  396,934        451,668
  Industrial                                              246,241        221,532
  Apartments                                              145,272        190,583
  Residential and other                                    24,395         73,831
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                               1997           1996           1995
                                            -----------    -----------    -----------
Balance at January 1                        $    44,577    $    54,213    $    55,665
Provision for mortgage
  loan losses                                   (18,178)        (2,967)        25,418
Deductions                                       (5,260)        (6,669)       (26,870)
                                            -----------    -----------    -----------
  Balance at December 31                    $    21,139    $    44,577    $    54,213
                                            -----------    -----------    -----------


     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                                              1997         1996
                                                           ----------   ----------
Impaired loans:
 With allowance*                                           $   28,317   $   46,346
 Without allowance                                               --            236
                                                           ----------   ----------
    Total impaired loans                                   $   28,317   $   46,582
                                                           ----------   ----------
Average investment                                         $   37,449   $   56,163
Interest income earned                                          2,887        4,816
Interest income - cash basis                                     --          4,617
                                                           ----------   ----------

* Represents gross amounts before allowance for mortgage loan losses of $9,317 and $6,848, respectively.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        3
--------------------------------------------------------------------------------
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)
--------------------------------------------------------------------------------

     DPAC at December 31, and the components of the change for the years then ended, were as follows:

                                    1997         1996         1995
                                 ---------    ---------    ---------
Balance at January 1             $ 557,748    $ 182,546    $ 910,479
Deferrals:
  Commissions                       76,327       62,760       52,959
  Other acquisition costs           61,328       54,058       51,743
Amortization:
  Accretion of interest             65,388       59,810       54,086
  Operating earnings              (107,489)     (91,011)     (70,927)
Offset to realized
  (gains) losses                   (11,282)        (676)       4,991
Effect of net unrealized
  (gains) losses on securities    (249,674)     290,261     (820,785)
                                 ---------    ---------    ---------
Balance at December 31           $ 392,346    $ 557,748    $ 182,546
                                 ---------    ---------    ---------

                                        4
--------------------------------------------------------------------------------
                                  INCOME TAXES
--------------------------------------------------------------------------------

4.1    TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

4.2    TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                          1997           1996
                                                       ---------      ---------
Current tax liabilities (assets)                       $   2,027      $  (4,551)
                                                       ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments                      368,591        201,122
  DPAC                                                   134,541        192,815
  Other                                                   18,576          8,025
                                                       ---------      ---------
     Total deferred tax liabilities                      521,708        401,962
                                                       ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                                       (138,555)      (118,595)
  Basis differential of investments                       (1,545)        (6,219)
  Other                                                   (6,563)        (7,437)
                                                       ---------      ---------
     Total deferred tax assets                          (146,663)      (132,251)
                                                       ---------      ---------
       Net deferred tax liabilities                      375,045        269,711
                                                       ---------      ---------
             Total income tax liabilities              $ 377,072      $ 265,160
                                                       ---------      ---------

4.3    TAX EXPENSE

Components of income tax expense were as follows:

                                            1997          1996          1995
                                         ----------    ----------    ----------
Current:
  Federal                                $  114,138    $   99,560    $   99,273
  State                                       3,099         2,842         3,224
                                         ----------    ----------    ----------
    Total current income
       tax expense                          117,237       102,402       102,497
                                         ----------    ----------    ----------
Deferred, applicable to:
  DPAC                                       29,113        29,308        32,174
  Policy reserves                           (14,920)      (18,581)      (28,780)
  Basis differential of
     investments                              3,569         2,754          (786)
  Other, net                                  9,239         8,487        (5,385)
                                         ----------    ----------    ----------
    Total deferred income
       tax expense (benefit)                 27,001        21,968        (2,777)
                                         ----------    ----------    ----------
         Income tax expense              $  144,238    $  124,370    $   99,720
                                         ----------    ----------    ----------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                       1997            1996            1995
                                     ---------       ---------       ---------
Federal income tax rate                     35%             35%             35%
Income tax expense at
  applicable rate                    $ 146,308       $ 127,679       $ 104,652
Dividends received
  deduction                             (5,212)         (4,935)         (3,883)
Tax-exempt interest (ESOP)              (3,326)         (3,865)         (4,426)
State income taxes                       3,695           3,311           2,918
Other items                              2,773           2,180             459
                                     ---------       ---------       ---------
  Income tax expense                 $ 144,238       $ 124,370       $  99,720
                                     ---------       ---------       ---------

     Federal income taxes paid in 1997, 1996, and 1995 were $106,338, $114,478, and $52,790, respectively. State income taxes paid in 1997, 1996, and 1995 were $2,978, $3,060, and $2,653, respectively.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        5
--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting, and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1998 is $233,582.

                                        6
--------------------------------------------------------------------------------
                        DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Interest rate and currency swap agreements related to investment securities at December 31, 1997 were as follows:

Interest rate swap agreements to pay fixed rate
  Notional amount                                                 $   107,000
  Average receive rate                                                   6.92%
  Average pay rate                                                       6.25
                                                                  -----------
Currency swap agreements (receive U.S.$/pay Canadian$)
  Notional amount (in U.S.$)                                      $   123,326
  Average exchange rate                                                  1.49
                                                                  -----------

  During 1997, VALIC purchased call swaptions that expire in 1998. These call swaptions had a notional amount of $1.15 billion and strike rates ranging from 4.5% to 5.5% at December 31, 1997. Should the strike rates remain below market rates, the call swaptions will expire and VALIC's exposure would be limited to the premiums paid.

                                        7
--------------------------------------------------------------------------------
                       FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                   1997                             1996
                                         --------------------------      --------------------------
                                            Fair          Carrying          Fair         Carrying
                                            Value          Amount           Value         Amount
                                         -----------    -----------      -----------    -----------
Assets

  Fixed maturity and equity securities   $21,646,540*   $ 21,646,540*    $20,198,062*   $20,198,062

  Mortgage loans on real estate            1,288,702      1,259,029        1,352,994      1,349,855

  Policy loans                               721,089        719,127          637,870        639,200

Liabilities

  Insurance investment contracts          21,536,809     21,994,804       19,753,088     21,067,429
                                         -----------    -----------      -----------    -----------

* Includes derivative financial instruments with negative fair value of $2,967 in 1997 and negative fair value of $7,872 in 1996.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        8
--------------------------------------------------------------------------------
                     TRANSACTIONS WITH AFFILIATED COMPANIES
--------------------------------------------------------------------------------

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1997 were as follows:

     Operating expenses include $22,061 in 1997, $17,533 in 1996, and $21,173 in 1995 for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities, and investment expenses. Interest paid on borrowings from AGC totaled $501 in 1997, $455 in 1996, and $1,662 in 1995.

     On November 4, 1982, VALIC invested $11,853 in 13 1/2% Restricted Subordinated Notes due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1997, 1996, and 1995. VALIC recognized $1,292 in interest income during 1997, $1,372 for 1996, and $1,452 for 1995.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock, and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1997, 1996, and 1995. VALIC recognized $1,296, $1,479, and $1,729 of interest income on the note during 1997, 1996, and 1995, respectively.

     On September 30, 1995, VALIC received a capital contribution from AGL of electronic data processing equipment with a book value of $1,575 and a related tax liability of $214.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $379,000, $106.01 per share; $111,000, $31.05 per share; and $95,000, $26.57 per share, in 1997, 1996, and 1995, respectively.

     VALIC received capital contributions of $250,000 and $75,000 from AGL on March 31, 1997 and December 30, 1996, respectively.

     VALIC acquired from American General Life and Accident Insurance Company bonds of various issuers at a cost of $22,154 and $25,892 on January 30, 1997 and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired from Western National Life Insurance Company bonds of various issuers at a cost of $129,715.

                                        9
--------------------------------------------------------------------------------
                          COMMITMENTS AND CONTINGENCIES
--------------------------------------------------------------------------------

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $30, $2,678, and $18,961, for the years ended December 31, 1997, 1996, and 1995, respectively. The accrued liability for anticipated assessments was $7,402, $13,661, and $20,249, at December 31, 1997, 1996, and 1995, respectively. The 1997 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       10
--------------------------------------------------------------------------------
                             EMPLOYEE BENEFIT PLANS
--------------------------------------------------------------------------------


10.1   PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to continue annually no more than the maximum amount that can be deducted for federal income tax purposes.



--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


10.1   PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                          1997           1996          1995
                                       ----------     ----------    ----------
Service cost (benefits earned)
  during period                        $    1,045     $      917    $      601
Interest cost on projected
  benefit obligation                        1,034            843           635
Actual return on plan assets               (2,734)        (2,785)       (1,249)
Amortization of unrecognized
  net asset existing at date of
  initial application                        --              (23)          (72)
Amortization of unrecognized
  prior service cost                           45             44            44
Deferral of net asset gain                  1,933          2,210           749
                                       ----------     ----------    ----------
  Total pension expense                $    1,323     $    1,206    $      708
                                       ----------     ----------    ----------
Weighted-average discount rate
  on benefit obligation                      7.25%        7.50 %          7.25%
Rate of increase in
  compensation levels                        4.00%        4.00 %          4.00%
Expected long-term rate of
  return on plan assets                     10.00%       10.00 %         10.00%
                                       ----------     ----------    ----------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1997 and 1996 for VALIC's defined benefit pension plan:

                                                          1997           1996
                                                       -----------    -----------
Actuarial present value of benefit obligation:
  Vested                                               $    10,919    $     8,265
  Nonvested                                                  1,485          1,251
                                                       -----------    -----------
Accumulated benefit obligation                              12,404          9,516
Effect of increase in compensation levels                    3,340          2,474
                                                       -----------    -----------
Projected benefit obligation                                15,744         11,990
Plan assets at fair value                                   11,759          9,120
                                                       -----------    -----------
Projected benefit obligation in excess of
  plan assets                                               (3,985)        (2,870)
Unrecognized net gain                                        1,367          1,266
Unrecognized prior service cost                                 18             62
                                                       -----------    -----------
    Net pension liability                              $    (2,600)   $    (1,542)
                                                       -----------    -----------

     Equity and fixed maturity securities were 63% and 28%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

10.2   POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through American General Corporation, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree and medical and dental plans are unfunded and self-insured. Postretirement benefit expense in 1997, 1996, and 1995 was $295, $282, and $228, respectively.

     The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities at December 31 were as follows:

                                                          1997          1996
                                                       ---------     ---------
Actuarial present value of benefit obligations
  Retirees                                             $       8     $      21
  Fully eligible active plan participants                    151           103
  Other active plan participants                           2,082         1,479
                                                       ---------     ---------
Accumulated postretirement
  benefit obligations                                      2,241         1,603
Unrecognized net gain                                       (452)          (66)
Net funding                                                   (5)          (17)
                                                       ---------     ---------
    Accrued benefit cost                               $   1,784     $   1,520
                                                       ---------     ---------
Discount rate on postretirement
  benefit obligations                                       7.25%         7.50%
                                                       ---------     ---------

                                       11
--------------------------------------------------------------------------------
                         IMPACT OF YEAR 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     VALIC is in the process of modifying its computer systems to be Year 2000 compliant and expects to substantially complete this project during 1998. During 1997, VALIC incurred and expensed $6.0 million (pretax) related to this project. VALIC estimates that it will incur future costs in excess of $9.3 million (pretax) for additional internal staff, third-party vendors, and other expenses to render its systems Year 2000 compliant.

     The costs of the project and the date on which VALIC believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.


--------------------------------------------------------------------------------

================================================================================
                               PRESIDENT'S LETTER                             1
================================================================================


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1997, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

During 1997 equity markets produced returns well above those of 1996. The stock market, as measured by the Standard & Poor's 500 Index (S&P 500(R)) had a total return of 33.36%. The mid-sized companies followed closely, with the Standard & Poor's MidCap 400 (MidCap 400) earning 32.24% and the Russell 2000(R) producing 22.36%.

The average mutual fund returns showed greater variability than that evidenced by the broader averages. In the large capitalization area, growth and value were rather close with one year returns of 26.45% and 26.60% respectively. However, the mid-cap sector experienced wide variability with growth returning 15.53% and value returning 26.80%. A somewhat similar experience occurred in the small-cap arena where growth funds provided average returns of 14.42% while the value sector returned 27.75%. The orientation of any specific fund was a major factor in the performance differences.

The yield on the 30-year treasury bond opened the year at 6.64% and rose during the spring on fears the strengthening economy would force the Federal Reserve
(Fed) to push up short-term rates. On March 25, the Fed raised the Fed Funds rate 0.25%; subsequently on April 14, the 30-year T-bond yield hit 7.17%. Later in April, as fears of further rate hikes subsided and inflation fell, yields began to fall and bond prices rose.

The second half of the year, marked by low inflation and little fear of Fed action, was a good period for the fixed-income investor. A strong dollar, aided by the turmoil and uncertainty in Asia, encouraged investors to flee to the safety of U.S. bonds.

The European markets were positive throughout the year as home market and cross border mergers boosted returns and dollar-sensitive exporters had strong sales and profits. Asian markets were decimated in the fourth quarter as a fearsome currency, banking and debtor crisis started in Thailand and spread to most Pacific Rim economies.

Throughout the developed world international bond prices rallied and yields declined to thirty year lows. Inflation was minimal and most nations pursued sound fiscal policy. The Asian crisis helped as investors bought high quality government bonds as a safe haven asset allocation.

If you have any questions about your contract or this report, we would be happy to hear from you.



                                  Respectfully,

                                  /s/ THOMAS L. WEST, JR.

                                  Thomas L. West, Jr., President and CEO
                                  The Variable Annuity Life Insurance Company



February 6, 1998



This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks Of
Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                              PRESIDENT'S LETTER
================================================================================


                                                                                                                ONE YEAR
                                                                                                              TOTAL RETURNS
                                                     GROUP                            PORTFOLIO  PORTFOLIO   FOR YEAR ENDING
                                                     UNIT               INDEPENDENCE  DIRECTOR   DIRECTOR      DECEMBER 31,
                                                   PURCHASE    IMPACT       PLUS          1          2      ------------------
                                                   DIVISION   DIVISION    DIVISION    DIVISION   DIVISION   1997          1996
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund...........       --          --         11          11          --      1.18%        5.75%
   Putnam Global Growth Fund...................       --          --         --          --          28     12.20        15.37
   Templeton Foreign Fund......................       --          --         --          --          32      5.57        16.74
   Templeton International Fund................       --          --         --          20          --     12.54        22.50

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund.............       --          --         --          17          17      1.57        12.68
   AGSPC Small Cap Index Fund..................       --          --         14          14          --     21.18        15.57
   Dreyfus Small Cap Portfolio.................       --          --         --          18          --     15.37        15.14
   Putnam New Opportunities Fund...............       --          --         --          --          26     21.31         9.70
   Putnam OTC & Emerging Growth Fund...........       --          --         --          --          27      9.08         3.53

GROWTH
   AGSPC Growth Fund...........................       --          --         --          15          15     19.80        18.18
   AGSPC MidCap Index Fund.....................       --           4          4           4          --     30.45        17.61
   American Century -
      Twentieth Century Ultra Fund.............       --          --         --          --          31     21.74        12.43
   Founders Growth Fund........................       --          --         --          --          30     25.25        15.35

GROWTH & INCOME
   AGSPC Growth & Income Fund..................       --          --         --          16          --     22.60        22.10
   AGSPC Social Awareness Fund.................       --          --         12          12          12     32.52        22.75
   AGSPC Stock Index Fund .....................    10A, 10B       10D        10C         10C         10C    31.77        21.53
   Neuberger&Berman Guardian Trust.............       --          --         --          --          29     16.66        16.54
   Scudder Growth and Income Fund..............       --          --         --          --          21     28.80        20.63
   Vanguard/Windsor II.........................       --          --         --          --          24     30.70        22.56

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund.............       --          --         --          19          --     14.07        17.40

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund.................       --           5          5           5          --     21.40         9.99
   Vanguard/Wellington Fund....................       --          --         --          --          25     21.65        14.69

CURRENT INCOME
   AGSPC Intl Government Bond Fund.............       --          --         13          13          13     (5.79)        3.36

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund.............       --           1          7           7          --      7.49         0.75
   AGSPC Government Securities Fund............       --          --          8           8          --      7.83         0.90
   Vanguard Fixed Income Securities Fund -
      Long-Term Corporate Portfolio............       --          --         --          --          22     12.32        (0.72)
   Vanguard Fixed Income Securities Fund -
      Long-Term U. S. Treasury Portfolio.......       --          --         --          --          23     12.44        (3.08)

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund.....................       --           2          6           6           6      4.13         3.97



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                              FINANCIAL STATEMENTS                            3
================================================================================


STATEMENT OF NET ASSETS
December 31, 1997

ASSETS:                                                               ALL DIVISIONS
                                                                     ---------------
Total investment in shares of mutual funds, at market
   (cost $8,087,103,381) ........................................    $10,324,166,205
Balance due from VALIC general account ..........................          3,148,203
                                                                     ---------------
NET ASSETS ......................................................    $10,327,314,408
                                                                     ===============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
         (Net of applicable contract loans-- partial
          withdrawals with right of reinvestment) ...............    $10,307,955,440
Reserves for annuity contracts on benefit .......................         19,358,968
                                                                     ---------------
TOTAL CONTRACT OWNER RESERVES ...................................    $10,327,314,408
                                                                     ===============



STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:                                                    ALL DIVISIONS
                                                                     ---------------
Dividends from mutual funds .....................................    $   121,206,942
                                                                     ---------------


EXPENSES:
Mortality and expense charges ...................................         92,522,835
Reimbursement of expenses (Note C) ..............................         (2,073,989)
                                                                     ===============
         Total expenses .........................................         90,448,846
                                                                     ===============
NET INVESTMENT INCOME ...........................................         30,758,096
                                                                     ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ................................        161,505,567
Capital gains distributions from mutual funds ...................        289,703,358
Net unrealized appreciation of investments during the year ......      1,001,756,337
                                                                     ===============
         Net realized and unrealized gain on investments ........      1,452,965,262
                                                                     ===============
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $ 1,483,723,358
                                                                     ===============


STATEMENTS OF CHANGES IN NET ASSETS                                                                      ALL DIVISIONS
                                                                                              -------------------------------------
                                                                                                    1997                 1996
                                                                                              ----------------     ----------------
OPERATIONS:
Net investment income ....................................................................    $     30,758,096     $     31,159,663
Net realized gain on investments .........................................................         161,505,567           96,618,063
Capital gains distributions from mutual funds ............................................         289,703,358          175,625,286
Net unrealized appreciation of investments during the year ...............................       1,001,756,337          539,282,575
                                                                                              ----------------     ----------------
         Increase in net assets resulting from operations ................................       1,483,723,358          842,685,587
                                                                                              ================     ================

PRINCIPAL TRANSACTIONS:
Purchase payments ........................................................................       1,798,552,034        1,307,543,093
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ......        (328,105,329)        (210,060,345)
Annuity benefit payments .................................................................          (2,273,125)          (1,897,648)
Amounts transferred from VALIC general account ...........................................         518,857,110          647,659,402
                                                                                              ----------------     ----------------
         Increase in net assets resulting from principal transactions ....................       1,987,030,690        1,743,244,502
                                                                                              ----------------     ----------------
TOTAL INCREASE IN NET ASSETS .............................................................       3,470,754,048        2,585,930,089
                                                                                              ================     ================

NET ASSETS:
Beginning of year ........................................................................       6,856,560,360        4,270,630,271
                                                                                              ----------------     ----------------
End of year ..............................................................................    $ 10,327,314,408     $  6,856,560,360
                                                                                              ================     ================

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
4                             FINANCIAL STATEMENTS
================================================================================



                                                                    AGSPC            PUTNAM
                                                                INTERNATIONAL        GLOBAL          TEMPLETON        TEMPLETON
STATEMENTS OF NET ASSETS                                          EQUITIES           GROWTH           FOREIGN        INTERNATIONAL
December 31, 1997                                                   FUND              FUND              FUND             FUND
                                                                 DIVISION 11       DIVISION 28       DIVISION 32      DIVISION 20
                                                                -------------     -------------     -------------    -------------
ASSETS:
Investment in shares of mutual funds, at market ............    $ 152,510,209     $  58,836,553     $ 180,677,558    $ 731,342,182
Balance due (to) from VALIC general account ................         (509,427)           (2,145)          174,443       (1,602,995)
                                                                -------------     -------------     -------------    -------------
NET ASSETS .................................................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with
   right of reinvestment) ..................................    $ 151,837,305     $  58,803,197     $ 180,817,115    $ 729,577,415
Reserves for annuity contracts on benefit ..................          163,477            31,211            34,886          161,772
                                                                -------------     -------------     -------------    -------------
TOTAL CONTRACT OWNER RESERVES ..............................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============


                                                                AMERICAN CENTURY -                      AGSPC              AGSPC
                                                                   TWENTIETH        FOUNDERS           GROWTH &            SOCIAL
STATEMENTS OF NET ASSETS                                         CENTURY ULTRA       GROWTH             INCOME           AWARENESS
December 31, 1997                                                    FUND             FUND               FUND               FUND
                                                                  DIVISION 31       DIVISION 30       DIVISION 16       DIVISION 12
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 123,498,148     $ 170,135,993     $ 256,933,935     $ 243,460,767
Balance due (to) from VALIC general account ................           270,241           332,238           162,040           119,205
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
   applicable contract loans -- partial withdrawals
   with right of reinvestment) .............................     $ 123,739,369     $ 170,431,273     $ 257,042,890     $ 243,534,821
Reserves for annuity contracts on benefit ..................            29,020            36,958            53,085            45,151
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

                                                                                       AGSPC                                AGSPC
STATEMENTS OF NET ASSETS                                            TEMPLETON          ASSET           VANGUARD/       INTERNATIONAL
December 31, 1997                                               ASSET ALLOCATION    ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND              FUND              FUND            BOND FUND
                                                                  DIVISION 19        DIVISION 5       DIVISION 25       DIVISION 13
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 316,804,111     $ 184,445,969     $ 155,754,286     $ 166,189,923
Balance due (to) from VALIC general account ................            70,174           132,023           290,261             9,834
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of
   reinvestment) ...........................................     $ 316,576,446     $ 184,488,524     $ 156,028,597     $ 166,177,986
Reserves for annuity contracts on benefit ..................           297,839            89,468            15,950            21,771
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             5
================================================================================


     AGSPC               AGSPC                                 PUTNAM           PUTNAM OTC &                              AGSPC
   SCIENCE &           SMALL CAP           DREYFUS              NEW              EMERGING              AGSPC              MIDCAP
  TECHNOLOGY             INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH              INDEX
     FUND                FUND             PORTFOLIO             FUND               FUND                FUND                FUND
  DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27        DIVISION 15          DIVISION 4
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  911,151,116      $  230,728,350      $  850,402,328      $  164,603,317     $   97,480,884      $  941,261,746     $  730,544,269
    (1,489,662)           (659,600)           (578,020)            233,261            (24,754)            161,723             69,416
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


$  909,365,168      $  229,944,880      $  849,635,667      $  164,825,889     $   97,416,344      $  941,014,035     $  730,300,161
       296,286             123,870             188,641              10,689             39,786             409,434            313,524
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


                                                                                NEUBERGER&          SCUDDER
                                                                                  BERMAN           GROWTH AND
                         AGSPC STOCK INDEX FUND                                  GUARDIAN            INCOME             VANGUARD/
-------------------------------------------------------------------------          TRUST              FUND             WINDSOR II
 DIVISION 10A        DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29        DIVISION 21         DIVISION 24
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  470,449,397      $   36,956,225      $2,310,257,611     $   49,705,360      $   46,258,362     $  135,121,244     $  275,114,738
      (666,014)            (10,194)             69,889            (32,333)             48,461            263,157            282,461
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


$  456,754,846      $   35,140,766      $2,308,562,536     $   49,487,144      $   46,292,017     $  135,309,549     $  275,307,672
    13,028,537           1,805,265           1,764,964            185,883              14,806             74,852             89,527
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


                                                             VANGUARD           VANGUARD
                                           AGSPC           FIXED INCOME       FIXED INCOME
                                        GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
 AGSPC CAPITAL CONSERVATION FUND        SECURITIES        L/T CORPORATE    L/T U.S. TREASURY           AGSPC MONEY MARKET FUND
---------------------------------          FUND              PORTFOLIO         PORTFOLIO         ---------------------------------
  DIVISION 1         DIVISION 7         DIVISION 8         DIVISION 22        DIVISION 23          DIVISION 2          DIVISION 6
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,412,016     $   55,381,861     $   88,209,203      $   20,418,430     $   23,933,498      $    4,526,778     $  134,659,838
        15,510             36,867            (41,915)             21,619           (295,284)             52,979          6,244,744
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============


$    6,422,800     $   55,418,728     $   88,167,288      $   20,440,049     $   23,628,181      $    4,579,757     $  140,887,025
         4,726                 --                 --                  --             10,033                  --             17,557
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================



                                                                 AGSPC              PUTNAM
STATEMENTS OF OPERATIONS                                      INTERNATIONAL         GLOBAL            TEMPLETON          TEMPLETON
For the year ended December 31, 1997                            EQUITIES            GROWTH             FOREIGN         INTERNATIONAL
                                                                  FUND               FUND               FUND               FUND
                                                               DIVISION 11        DIVISION 28         DIVISION 32       DIVISION 20
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $  3,295,464       $  1,207,561       $  4,714,678       $ 15,319,152
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................         1,749,279            476,142          1,434,900          8,274,446
Reimbursement of expenses (Note C) ......................                --            (94,544)          (286,433)                --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................         1,749,279            381,598          1,148,467          8,274,446
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................         1,546,185            825,963          3,566,211          7,044,706
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .................         8,844,811            172,968            180,290         24,143,886
Capital gains distributions from mutual funds ...........         4,593,062          9,300,593         12,359,374          6,157,699
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (11,693,489)        (7,591,166)       (16,286,999)        33,826,345
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain (loss) on investments ..         1,744,384          1,882,395         (3,747,335)        64,127,930
                                                               ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  3,290,569       $  2,708,358       $   (181,124)      $ 71,172,636
                                                               ============       ============       ============       ============


                                                             AMERICAN CENTURY -                         AGSPC               AGSPC
STATEMENTS OF OPERATIONS                                         TWENTIETH          FOUNDERS          GROWTH &             SOCIAL
For the year ended December 31, 1997                           CENTURY ULTRA         GROWTH            INCOME             AWARENESS
                                                                   FUND               FUND              FUND                FUND
                                                                DIVISION 31        DIVISION 30       DIVISION 16         DIVISION 12
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $     46,196       $    679,687       $  1,001,521       $  1,994,870
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................           807,995          1,135,755          2,207,637          1,713,350
Reimbursement of expenses (Note C) ......................          (128,556)          (226,231)                --                 --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................           679,439            909,524          2,207,637          1,713,350
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................          (633,243)          (229,837)        (1,206,116)           281,520
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ........................           316,651            270,661          3,270,580          1,158,707
Capital gains distributions from mutual funds ...........        24,559,704         21,678,474          2,863,622          9,560,562
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (16,326,801)        (6,466,051)        38,217,716         33,369,211
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain on investments .........         8,549,554         15,483,084         44,351,918         44,088,480
                                                               ------------       ------------       ------------       ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  7,916,311       $ 15,253,247       $ 43,145,802       $ 44,370,000
                                                               ============       ============       ============       ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             7
================================================================================



     AGSPC              AGSPC                                 PUTNAM           PUTNAM OTC &                                AGSPC
   SCIENCE &          SMALL CAP           DREYFUS               NEW              EMERGING             AGSPC               MIDCAP
  TECHNOLOGY            INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH                INDEX
    FUND                FUND             PORTFOLIO             FUND                FUND                FUND                FUND
 DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27         DIVISION 15          DIVISION 4
-------------       -------------      -------------       -------------       -------------       -------------       -------------
$          --       $   2,345,234      $     905,477       $          --       $          --       $     301,605       $   6,916,070
-------------       -------------      -------------       -------------       -------------       -------------       -------------


    8,359,405           2,023,765          9,406,874           1,313,649             899,240           7,852,023           6,380,871
           --                  --           (624,143)           (261,355)           (179,227)                 --                  --
-------------       -------------      -------------       -------------       -------------       -------------       -------------
    8,359,405           2,023,765          8,782,731           1,052,294             720,013           7,852,023           6,380,871
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   (8,359,405)            321,469         (7,877,254)         (1,052,294)           (720,013)         (7,550,418)            535,199
-------------       -------------      -------------       -------------       -------------       -------------       -------------



   27,202,326           7,403,801         10,514,976             242,887             (47,363)          6,207,654          19,471,600
           --          17,477,318         47,781,324           3,494,327                  --          15,041,175          39,891,431

  (11,571,856)         13,195,192         56,534,602          18,445,868           8,912,297         132,575,644         109,426,279
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   15,630,470          38,076,311        114,830,902          22,183,082           8,864,934         153,824,473         168,789,310
-------------       -------------      -------------       -------------       -------------       -------------       -------------

$   7,271,065       $  38,397,780      $ 106,953,648       $  21,130,788       $   8,144,921       $ 146,274,055       $ 169,324,509
=============       =============      =============       =============       =============       =============       =============


                                                                             NEUBERGER &           SCUDDER
                                                                               BERMAN             GROWTH AND
                         AGSPC STOCK INDEX FUND                               GUARDIAN              INCOME            VANGUARD/
-----------------------------------------------------------------------         TRUST                FUND             WINDSOR II
DIVISION 10A       DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29         DIVISION 21         DIVISION 24
-------------      -------------       -------------      -------------      -------------       -------------       -------------
$   6,376,307      $     509,353       $  28,785,179      $     696,438      $     163,304       $   1,817,754       $   4,925,455
-------------      -------------       -------------      -------------      -------------       -------------       -------------


    4,346,291            195,472          19,442,387            474,226            328,578             854,677           1,887,542
           --            (85,996)                 --                 --            (65,533)           (121,971)                 --
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    4,346,291            109,476          19,442,387            474,226            263,045             732,706           1,887,542
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    2,030,016            399,877           9,342,792            222,212            (99,741)          1,085,048           3,037,913
-------------      -------------       -------------      -------------      -------------       -------------       -------------



   23,392,823          2,137,197          19,691,626          3,421,747            406,993             269,953             741,743
    2,365,369            185,844          11,611,427            249,976          3,161,542           8,952,194          18,541,072

   89,338,679          6,910,324         475,943,738          9,003,055         (1,574,737)          4,003,711          16,110,878
-------------      -------------       -------------      -------------      -------------       -------------       -------------
  115,096,871          9,233,365         507,246,791         12,674,778          1,993,798          13,225,858          35,393,693
-------------      -------------       -------------      -------------      -------------       -------------       -------------

$ 117,126,887      $   9,633,242       $ 516,589,583      $  12,896,990      $   1,894,057       $  14,310,906       $  38,431,606
=============      =============       =============      =============      =============       =============       =============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================



                                                                                      AGSPC                               AGSPC
STATEMENTS OF OPERATIONS                                          TEMPLETON           ASSET          VANGUARD/         INTERNATIONAL
For the year ended December 31, 1997                          ASSET ALLOCATION     ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND             FUND              FUND            BOND FUND
                                                                 DIVISION 19        DIVISION 5       DIVISION 25        DIVISION 13
                                                                 ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................      $  6,145,468      $  5,564,660      $  4,059,866      $  6,334,867
                                                                 ------------      ------------      ------------      ------------

EXPENSES:
Mortality and expense risk charge .........................         3,318,569         1,796,304         1,047,948         1,739,103
Reimbursement of expenses (Note C) ........................                --                --                --                --
                                                                 ------------      ------------      ------------      ------------
   Total expenses .........................................         3,318,569         1,796,304         1,047,948         1,739,103
                                                                 ------------      ------------      ------------      ------------
NET INVESTMENT INCOME .....................................         2,826,899         3,768,356         3,011,918         4,595,764
                                                                 ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...................           982,063         5,941,975           713,048        (3,911,328)
Capital gains distributions from mutual funds .............        11,661,872        10,546,782         7,375,024           136,607
Net unrealized appreciation (depreciation)
   of investments during the year .........................        13,366,704        14,486,554         3,998,391       (11,068,351)
                                                                 ------------      ------------      ------------      ------------
Net realized and unrealized gain (loss) on investments ....        26,010,639        30,975,311        12,086,463       (14,843,072)
                                                                 ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................      $ 28,837,538      $ 34,743,667      $ 15,098,381      $(10,247,308)
                                                                 ============      ============      ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             9
================================================================================


                                                             VANGUARD           VANGUARD
                                            AGSPC          FIXED INCOME       FIXED INCOME
                                         GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
AGSPC CAPITAL CONSERVATION FUND          SECURITIES        L/T CORPORATE     L/T U.S. TREASURY        AGSPC MONEY MARKET FUND
--------------------------------            FUND             PORTFOLIO          PORTFOLIO        --------------------------------
  DIVISION 1         DIVISION 7          DIVISION 8         DIVISION 22        DIVISION 23         DIVISION 2         DIVISION 6
-------------      -------------       -------------       -------------      -------------      -------------      -------------
$     408,376      $   3,451,243       $   5,076,640       $     621,319      $     708,134      $     235,282      $   6,599,782
-------------      -------------       -------------       -------------      -------------      -------------      -------------


       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
           --                 --                  --                  --                 --                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      344,608          2,913,560           4,230,305             506,655            567,564            188,513          5,293,164
-------------      -------------       -------------       -------------      -------------      -------------      -------------



       23,005           (805,486)           (985,278)             36,716             94,335                 --                 --
           --                 --                  --             156,984                 --                 --                 --

       90,579          1,739,391           3,130,717             643,127          1,066,785                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      113,584            933,905           2,145,439             836,827          1,161,120                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------

$     458,192      $   3,847,465       $   6,375,744       $   1,343,482      $   1,728,684      $     188,513      $   5,293,164
=============      =============       =============       =============      =============      =============      =============

================================================================================
10                          FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                              INTERNATIONAL EQUITIES
                                                                       FUND                           PUTNAM GLOBAL GROWTH FUND
                                                         ---------------------------------       ----------------------------------
                                                                    DIVISION 11                              DIVISION 28
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996*
                                                         -------------       -------------       -------------        -------------
OPERATIONS:
Net investment income (loss) ......................      $   1,546,185       $   1,591,421       $     825,963        $     354,551
Net realized gain on investments ..................          8,844,811          10,405,298             172,968                1,237
Capital gains distributions from mutual funds .....          4,593,062           6,021,502           9,300,593              765,977
Net unrealized appreciation (depreciation)
   of investments during the year .................        (11,693,489)         (6,663,813)         (7,591,166)            (504,554)
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets resulting
       from operations ............................          3,290,569          11,354,408           2,708,358              617,211
                                                         -------------       -------------       -------------        -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................         21,604,936          34,022,917          18,196,466            3,174,282
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............         (8,085,959)         (8,616,063)           (812,004)             (15,952)
Annuity benefit payments ..........................            (10,712)            (13,432)             (1,799)                  --
Amounts transferred interdivision, and (to) from
   VALIC general account ..........................        (56,024,580)        (45,208,742)         21,134,329           13,833,517
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......        (42,516,315)        (19,815,320)         38,516,992           16,991,847
                                                         -------------       -------------       -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........        (39,225,746)         (8,460,912)         41,225,350           17,609,058

NET ASSETS:
Beginning of year .................................        191,226,528         199,687,440          17,609,058                   --
                                                         -------------       -------------       -------------        -------------
End of year .......................................      $ 152,000,782       $ 191,226,528       $  58,834,408        $  17,609,058
                                                         =============       =============       =============        =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............        156,226,314         172,564,018          16,648,600                   --
Purchase payments .................................         17,325,859          28,526,458          15,748,353            3,377,941
Surrenders ........................................         (6,456,410)         (7,207,422)           (675,628)             (16,466)
Transfers -- interdivision and (to) from VALIC
   general account ................................        (44,379,019)        (37,656,740)         17,827,407           13,287,125
                                                         -------------       -------------       -------------        -------------
Accumulation units end of year ....................        122,716,744         156,226,314          49,548,732           16,648,600
                                                         =============       =============       =============        =============

                                                                    DECEMBER 31:                            DECEMBER 31:
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996
                                                         -------------       -------------       -------------        -------------
Accumulation unit value ..........................       $    1.237299       $    1.222906       $    1.186775        $    1.057690
                                                         =============       =============       =============        =============

Annuity unit value assuming a 3.5%
discount factor ..................................       $    0.931882       $    0.953246       $    1.127017        $    1.039552
                                                         =============       =============       =============        =============

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                            11
================================================================================

                                                                                                                 AGSPC
                                                                               AGSPC                            SMALL CAP
    TEMPLETON FOREIGN FUND         TEMPLETON INTERNATIONAL FUND       SCIENCE & TECHNOLOGY FUND                INDEX FUND
-----------------------------     ------------------------------    ------------------------------    -----------------------------
         DIVISION 32                      DIVISION 20                        DIVISION 17                       DIVISION 14
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996*             1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$   3,566,211   $     482,633     $   7,044,706    $    (394,601)   $  (8,359,405)   $  (5,521,307)   $     321,469   $     637,395
      180,290             125        24,143,886        3,551,468       27,202,326       20,659,560        7,403,801       4,544,601
   12,359,374         285,587         6,157,699        1,324,253               --       32,117,202       17,477,318      11,216,991

  (16,286,999)      1,121,790        33,826,345       78,888,709      (11,571,856)      15,569,750       13,195,192       7,711,563
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
     (181,124)      1,890,135        71,172,636       83,369,829        7,271,065       62,825,205       38,397,780      24,110,550
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------


   63,929,059       9,386,263       127,443,761      121,376,573      203,196,325      181,422,903       26,031,893      31,004,229

   (2,231,179)       (122,577)      (21,498,080)      (9,699,818)     (27,661,660)     (14,164,178)      (8,101,115)     (7,478,000)
       (1,149)             --            (6,675)          (3,367)         (17,353)         (40,073)          (6,381)           (563)
   79,881,321      28,301,252        22,603,734       84,599,243       15,908,913      105,706,951      (10,731,749)    (15,148,966)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------

  141,578,052      37,564,938       128,542,740      196,272,631      191,426,225      272,925,603        7,192,648       8,376,700
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  141,396,928      39,455,073       199,715,376      279,642,460      198,697,290      335,750,808       45,590,428      32,487,250


   39,455,073              --       530,023,811      250,381,351      710,964,164      375,213,356      184,478,322     151,991,072
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$ 180,852,001   $  39,455,073     $ 729,739,187    $ 530,023,811    $ 909,661,454    $ 710,964,164    $ 230,068,750   $ 184,478,322
=============   =============     =============    =============    =============    =============    =============   =============


   36,671,828              --       378,581,949      219,124,926      315,809,646      187,862,232      103,320,842      98,335,995
   55,441,897      10,156,940        81,609,273       97,229,761       88,179,109       84,389,312       13,258,805      18,844,484
   (1,875,284)       (116,295)      (13,712,830)      (7,187,616)     (11,448,429)      (6,049,987)      (4,191,154)     (4,305,572)
   68,962,666      26,631,183        16,695,958       69,414,878        5,302,633       49,608,089       (6,109,416)     (9,554,065)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  159,201,107      36,671,828       463,174,350      378,581,949      397,842,959      315,809,646      106,279,077     103,320,842
=============   =============     =============    =============    =============    =============    =============   =============

         DECEMBER 31:                      DECEMBER 31:                     DECEMBER 31:                        DECEMBER 31:
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996              1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$    1.135778   $    1.075896     $    1.575168    $    1.399702    $    2.285739    $    2.250471    $    2.163595   $    1.785442
=============   =============     =============    =============    =============    =============    =============   =============
$    1.078588   $    1.057446     $    1.397849    $    1.285567    $    2.014348    $    2.052612    $    1.780625   $    1.520786
=============   =============     =============    =============    =============    =============    =============   =============

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DREYFUS SMALL CAP PORTFOLIO     PUTNAM NEW OPPORTUNITIES FUND
                                                                     -----------------------------   ------------------------------
                                                                              DIVISION 18                      DIVISION 26
                                                                     -----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) ......................................  $  (7,877,254)  $  (5,324,689)  $  (1,052,294)   $     (91,811)
Net realized gain (loss) on investments ...........................     10,514,976       1,994,033         242,887            9,737
Capital gains distributions from mutual funds .....................     47,781,324      19,221,026       3,494,327          333,297
Net unrealized appreciation (depreciation)
   of investments during the year .................................     56,534,602      56,124,110      18,445,868       (1,619,779)
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets resulting from operations ..    106,953,648      72,014,480      21,130,788       (1,368,556)
                                                                     -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    152,268,343     168,538,535      51,769,269       11,510,093
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............................    (25,995,894)    (13,795,343)     (2,540,805)         (87,148)
Annuity benefit payments ..........................................        (13,079)         (8,413)            (61)              --
Amounts transferred interdivision, and (to) from VALIC general
   account ........................................................    (41,774,769)     74,732,906      44,254,408       40,168,590
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     84,484,601     229,467,685      93,482,811       51,591,535
                                                                     -------------   -------------   -------------    -------------
TOTAL INCREASE IN NET ASSETS ......................................    191,438,249     301,482,165     114,613,599       50,222,979

NET ASSETS:
Beginning of year .................................................    658,386,059     356,903,894      50,222,979               --
                                                                     -------------   -------------   -------------    -------------
End of year .......................................................  $ 849,824,308   $ 658,386,059   $ 164,836,578    $  50,222,979
                                                                     =============   =============   =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................    428,883,250     267,735,219      53,001,699               --
Purchase payments .................................................     92,300,416     117,376,109      49,995,408       13,342,250
Surrenders ........................................................    (15,764,818)     (8,756,141)     (2,517,125)         (87,502)
Transfers -- interdivision and (to) from VALIC general account ....    (25,567,323)     52,528,063      42,915,084       39,746,951
                                                                     -------------   -------------   -------------    -------------
Accumulation units end of year ....................................    479,851,525     428,883,250     143,395,066       53,001,699
                                                                     =============   =============   =============    =============

                                                                              DECEMBER 31:                    DECEMBER 31:
                                                                     ----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------  -------------   -------------    -------------
Accumulation unit value ..........................................   $    1.770622  $    1.534694   $    1.149453    $    0.947573
                                                                     =============  =============   =============    =============
Annuity unit value assuming a 3.5% discount factor ...............   $    1.571300  $    1.409551   $    1.091574    $    0.931324
                                                                     =============  =============   =============    =============


* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             13
================================================================================


     PUTNAM OTC & EMERGING                   AGSPC                             AGSPC                     AMERICAN CENTURY -
         GROWTH FUND                       GROWTH FUND                   MIDCAP INDEX FUND          TWENTIETH CENTURY ULTRA FUND
------------------------------   ------------------------------   ------------------------------   ------------------------------
         DIVISION 27                       DIVISION 15                       DIVISION 4                      DIVISION 31
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997            1996*            1997             1996            1997             1996            1997             1996*
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   (720,013)     $    (87,360)  $ (7,550,418)     $ (2,278,501)  $    535,199      $  1,513,296   $   (633,243)     $    (37,059)
     (47,363)            9,014      6,207,654           130,878     19,471,600        17,436,698        316,651            18,993
          --         2,846,114     15,041,175        11,891,551     39,891,431        33,690,174     24,559,704           884,238

   8,912,297        (4,620,592)   132,575,644        58,161,783    109,426,279        33,029,566    (16,326,801)         (659,907)
------------------------------   ------------------------------   ------------------------------   ------------------------------
   8,144,921        (1,852,824)   146,274,055        67,905,711    169,324,509        85,669,734      7,916,311           206,265
------------------------------   ------------------------------   ------------------------------   ------------------------------

  32,976,492        11,571,920    185,814,571       164,255,730     66,141,090        76,583,041     43,175,072         4,513,492

  (1,887,137)          (77,988)   (24,997,689)      (10,378,550)   (24,993,718)      (21,727,656)    (1,444,132)          (29,941)
      (1,777)               --        (18,116)          (38,688)       (20,499)          (19,036)          (950)               --
  14,456,676        34,125,847       (764,959)      172,227,639    (45,549,090)      (55,201,966)    56,804,430        12,627,842
------------------------------   ------------------------------   ------------------------------   ------------------------------

  45,544,254        45,619,779    160,033,807       326,066,131     (4,422,217)         (365,617)    98,534,420        17,111,393
------------------------------   ------------------------------   ------------------------------   ------------------------------
  53,689,175        43,766,955    306,307,862       393,971,842    164,902,292        85,304,117    106,450,731        17,317,658


  43,766,955                --    635,115,607       241,143,765    565,711,393       480,407,276     17,317,658                --
------------------------------   ------------------------------   ------------------------------   ------------------------------
$ 97,456,130      $ 43,766,955   $941,423,469      $635,115,607   $730,613,685      $565,711,393   $123,768,389      $ 17,317,658
==============================   ==============================   ==============================   ==============================


  48,902,828                --    366,272,509       164,417,848    172,816,978       172,613,690     16,654,076                --
  36,775,163        13,681,504     99,349,760       101,043,809     17,600,471        25,301,831     36,243,458         4,747,541
  (2,370,530)          (82,877)   (12,033,793)       (5,693,969)    (6,688,206)       (7,030,990)    (1,152,164)          (27,374)
  16,477,580        35,304,201       (415,986)      106,504,821    (12,663,586)      (18,067,553)    45,999,912        11,933,909
------------------------------   ------------------------------   ------------------------------   ------------------------------
  99,785,041        48,902,828    453,172,490       366,272,509    171,065,657       172,816,978     97,745,282        16,654,076
==============================   ==============================   ==============================   ==============================

          DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997             1996            1997             1996            1997             1996            1997             1996
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.976262      $   0.894978   $   2.076503      $   1.733324   $  4.269122       $   3.272588   $   1.265937      $   1.039845
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.927104      $   0.879630   $   1.829953      $   1.580931   $  2.577196       $   2.044683   $   1.202193      $   1.022013
==============================   ==============================   ==============================   ==============================

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               AGSPC
                                                                       FOUNDERS GROWTH FUND            GROWTH & INCOME FUND
                                                                  ------------------------------   ------------------------------
                                                                            DIVISION 30                     DIVISION 16
                                                                  ------------------------------   ------------------------------
                                                                        1997           1996*            1997            1996
                                                                  ------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)...................................   $   (229,837)     $    (28,065)  $ (1,206,116)     $   (402,222)
Net realized gain on investments...............................        270,661                --      3,270,580           483,596
Capital gains distributions from mutual funds..................     21,678,474         2,106,129      2,863,622         3,131,642
Net unrealized appreciation (depreciation)
   of investments during the year..............................     (6,466,051)       (1,697,540)    38,217,716        19,205,904
                                                                  ------------------------------   ------------------------------
     Increase in net assets resulting from operations..........     15,253,247           380,524     43,145,802        22,418,920
                                                                  ------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................     54,770,398         8,595,522     44,825,180        41,180,652
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (1,863,811)          (36,494)    (8,344,519)       (2,962,157)
Annuity benefit payments.......................................            (66)               --         (2,954)           (1,598)
Amounts transferred (to) from VALIC general account............     70,189,987        23,178,924      5,944,261        43,756,812
                                                                  ------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    123,096,508        31,737,952     42,421,968        81,973,709
                                                                  ------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    138,349,755        32,118,476     85,567,770       104,392,629

NET ASSETS:
Beginning of year..............................................     32,118,476                --    171,528,205        67,135,576
                                                                  ------------------------------   ------------------------------
End of year....................................................   $170,468,231      $ 32,118,476   $257,095,975      $171,528,205
                                                                  ==============================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................     31,197,464                --    108,341,635        51,779,089
Purchase payments..............................................     45,575,203         9,274,157     24,988,066        28,095,895
Surrenders.....................................................     (1,491,261)          (32,596)    (4,697,640)       (1,842,881)
Transfers - interdivision and (to) from VALIC general account..     56,885,756        21,955,903      3,802,494        30,309,532
                                                                  ------------------------------   ------------------------------
Accumulation units end of year.................................    132,167,162        31,197,464    132,434,555       108,341,635
                                                                  ==============================   ==============================


                                                                           DECEMBER 31:                      DECEMBER 31:
                                                                  ------------------------------   ------------------------------
                                                                        1997            1996             1997           1996
                                                                  ------------------------------   ------------------------------
Accumulation unit value........................................   $   1.289513      $   1.029522   $   1.940905      $   1.583056
                                                                  ------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor.............   $   1.224581      $   1.011867   $   1.710454      $   1.443874
                                                                  ==============================   ==============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================


             AGSPC
     SOCIAL AWARENESS FUND                          AGSPC STOCK INDEX FUND
------------------------------   ---------------------------------------------------------------
          DIVISION 12                     DIVISION 10A                     DIVISION 10B
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997            1996             1997           1996
------------------------------   ------------------------------   ------------------------------
$    281,520      $    546,469   $  2,030,016      $  3,186,584   $    399,877      $    462,074
   1,158,707           778,115     23,392,823        12,767,086      2,137,197         2,085,848
   9,560,562        10,715,745      2,365,369         2,739,498        185,844           222,372

  33,369,211         4,483,540     89,338,679        51,675,655      6,910,324         3,182,195
------------------------------   ------------------------------   ------------------------------
  44,370,000        16,523,869    117,126,887        70,368,823      9,633,242         5,952,489
------------------------------   ------------------------------   ------------------------------

  44,746,508        18,543,307      3,670,819         4,265,439        231,218           501,306

  (5,475,293)       (3,798,307)   (24,373,318)      (22,309,652)    (2,331,031)       (2,364,484)
           -                 -     (1,717,390)       (1,401,028)      (285,785)         (250,350)
  55,022,728        13,547,350     (3,572,644)      (13,443,730)    (1,027,537)       (1,406,730)
------------------------------   ------------------------------   ------------------------------

  94,293,943        28,292,350    (25,992,533)      (32,888,971)    (3,413,135)       (3,520,258)
------------------------------   ------------------------------   ------------------------------
 138,663,943        44,816,219     91,134,354        37,479,852      6,220,107         2,432,231


 104,916,029        60,099,810    378,649,029       341,169,177     30,725,924        28,293,693
------------------------------   ------------------------------   ------------------------------
$243,579,972      $104,916,029   $469,783,383      $378,649,029   $ 36,946,031      $ 30,725,924
==============================   ==============================   ==============================


  46,574,016        32,750,120     27,379,389        29,995,363      1,380,401         1,560,525
  16,505,152         9,143,695        226,321           323,038          9,647            26,729
  (1,970,414)       (1,827,332)    (1,529,579)       (1,822,126)       (92,576)         (123,291)
  20,468,350         6,507,533       (240,198)       (1,116,886)       (40,498)          (83,562)
------------------------------   ------------------------------   ------------------------------
  81,577,104        46,574,016     25,835,933        27,379,389      1,256,974         1,380,401
==============================   ==============================   ==============================

         DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997             1996            1997           1996
------------------------------   ------------------------------   ------------------------------
$   2.985333      $   2.252673   $  17.679054      $  13.413891   $   27.956641   $  21.070956
------------------------------   ------------------------------   ------------------------------
$   2.248428      $   1.755941   $   4.932202      $   3.873132   $    6.632506   $   5.173716
==============================   ==============================   ==============================

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      AGSPC Stock Index Fund
                                                                ------------------------------------------------------------------
                                                                         DIVISION 10C                        DIVISION 10D
                                                                ---------------------------------   ------------------------------
                                                                      1997             1996              1997            1996
                                                                ---------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)................................... $    9,342,792     $   11,741,408   $    222,212      $    363,909
Net realized gain on investments...............................     19,691,626         10,129,542      3,421,747         2,391,364
Capital gains distributions from mutual funds..................     11,611,427         11,061,404        249,976           307,213
Net unrealized appreciation (depreciation)
   of investments during the year..............................    475,943,738        222,475,966      9,003,055         4,964,983
                                                                ---------------------------------   ------------------------------
     Increase in net assets resulting from operations..........    516,589,583        255,408,320     12,896,990         8,027,469
                                                                ---------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    264,734,800        210,185,191        789,193         1,004,698
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................    (73,944,144)       (49,624,470)    (2,598,402)       (2,219,367)
Annuity benefit payments.......................................       (120,896)           (61,625)       (13,201)          (10,433)
Amounts transferred (to) from VALIC general account............     72,721,787         47,055,243     (3,872,680)       (5,536,446)
                                                                ---------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    263,391,547        207,554,339     (5,695,090)       (6,761,548)
                                                                ---------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    779,981,130        462,962,659      7,201,900         1,265,921

NET ASSETS:
Beginning of year..............................................  1,530,346,370      1,067,383,711     42,471,127        41,205,206
                                                                ---------------------------------   ------------------------------
End of year.................................................... $2,310,327,500     $1,530,346,370   $ 49,673,027      $ 42,471,127
                                                                =================================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    536,806,965        455,255,243      8,381,704         9,885,873
Purchase payments..............................................     77,757,636         80,768,570        132,628           231,458
Surrenders.....................................................    (20,920,257)       (18,096,464)      (430,026)         (486,940)
Transfers - interdivision and (to) from VALIC general account..     21,408,780         18,879,616       (645,769)       (1,248,687)
                                                                ---------------------------------   ------------------------------
Accumulation units end of year.................................    615,053,124        536,806,965      7,438,537         8,381,704
                                                                =================================   ==============================

                                                                           DECEMBER 31:                       DECEMBER 31:
                                                                ---------------------------------   ------------------------------
                                                                      1997              1996              1997            1996
                                                                ---------------------------------   ------------------------------
Accumulation unit value........................................ $     3.753436     $     2.848437   $   6.652806      $   5.049088
                                                                ---------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor............. $     2.655080     $     2.085358   $   3.860513      $   3.032347
                                                                =================================   ==============================

*For the period from July 1, 1996 to December 31, 1996.



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================

       NEUBERGER&BERMAN                SCUDDER GROWTH AND
        GUARDIAN TRUST                    INCOME FUND                     VANGUARD/WINDSOR II
------------------------------   --------------------------------   --------------------------------
         DIVISION 29                      DIVISION 21                         DIVISION 24
------------------------------   --------------------------------   --------------------------------
     1997            1996*            1997            1996*              1997            1996*
------------------------------   --------------------------------   --------------------------------
$    (99,741)     $     15,594   $   1,085,048      $     120,254   $   3,037,913      $     488,057
     406,993            10,864         269,953             22,419         741,743             11,774
   3,161,542           128,127       8,952,194            607,596      18,541,072          1,554,790

  (1,574,737)          348,451       4,003,711             84,718      16,110,878           (217,368)
------------------------------   --------------------------------   --------------------------------
   1,894,057           503,036      14,310,906            834,987      38,431,606          1,837,253
------------------------------   --------------------------------   --------------------------------

  14,861,097         2,108,685      37,754,331          4,643,308      82,698,118         10,178,409

    (661,852)          (21,439)     (1,502,937)           (23,004)     (3,075,223)          (103,527)
          --                --          (2,106)                --          (1,497)                --
  21,010,215         6,613,024      66,400,722         12,968,194     115,544,417         29,887,643
------------------------------   --------------------------------   --------------------------------

  35,209,460         8,700,270     102,650,010         17,588,498     195,165,815         39,962,525
------------------------------   --------------------------------   --------------------------------
  37,103,517         9,203,306     116,960,916         18,423,485     233,597,421         41,799,778


   9,203,306                --      18,423,485                 --      41,799,778                 --
------------------------------   --------------------------------   --------------------------------
$ 46,306,823      $  9,203,306   $ 135,384,401      $  18,423,485   $ 275,397,199      $  41,799,778
==============================   ================================   ================================


   8,211,592                --      16,524,046                 --      37,292,761                 --
  11,711,541         2,109,025      28,874,922          4,726,075      63,199,633         10,359,662
    (501,980)          (19,267)     (1,088,301)           (21,254)     (2,242,658)           (91,924)
  15,985,510         6,121,834      49,915,317         11,819,225      89,680,132         27,025,023
------------------------------   --------------------------------   --------------------------------
  35,406,663         8,211,592      94,225,984         16,524,046     187,929,868         37,292,761
==============================   ================================   ================================

         DECEMBER 31:                      DECEMBER 31:                       DECEMBER 31:
------------------------------   --------------------------------   --------------------------------
     1997             1996             1997            1996               1997            1996
------------------------------   --------------------------------   --------------------------------
$   1.307438      $   1.120770   $    1.436011      $    1.114950   $    1.464949     $     1.120855
------------------------------   --------------------------------   --------------------------------
$   1.241604      $   1.101550   $    1.363703      $    1.095830   $    1.391183     $     1.101634
==============================   ================================   ================================

        TEMPLETON ASSET
        ALLOCATION FUND
--------------------------------
         DIVISION 19
--------------------------------
     1997            1996
--------------------------------
$   2,826,899      $   1,458,222
      982,063            430,651
   11,661,872          2,566,073

   13,366,704         19,843,521
--------------------------------
   28,837,538         24,298,467
--------------------------------


   61,278,823         46,026,342

   (9,457,167)        (3,839,217)
      (19,742)           (39,584)
   41,633,946         33,529,527
--------------------------------

   93,435,860         75,677,068
--------------------------------
  122,273,398         99,975,535


  194,600,887         94,625,352
--------------------------------
$ 316,874,285      $ 194,600,887
================================


  137,384,670         78,494,505
   38,574,901         35,369,271
   (5,822,716)        (2,676,756)
   26,014,091         26,197,650
--------------------------------
  196,150,946        137,384,670
================================

          DECEMBER 31:
--------------------------------
     1997            1996
--------------------------------
$    1.613943   $   1.414844
--------------------------------
$    1.432259   $   1.299474
================================

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                                  ASSET ALLOCATION
                                                                        FUND                         VANGUARD/WELLINGTON FUND
                                                          --------------------------------       --------------------------------
                                                                     DIVISION 5                             DIVISION 25
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996*
                                                          --------------------------------       --------------------------------
OPERATIONS:
Net investment income.................................... $   3,768,356      $   4,134,407       $   3,011,918      $     326,600
Net realized gain (loss) on investments..................     5,941,975          7,668,485             713,048                 --
Capital gains distributions from mutual funds............    10,546,782         18,741,770           7,375,024            818,129
Net unrealized appreciation (depreciation)
   of investments during the year........................    14,486,554        (13,565,417)          3,998,391           (444,072)
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets resulting
        from operations..................................    34,743,667         16,979,245          15,098,381            700,657
                                                          --------------------------------       --------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments........................................    11,497,764         15,126,160          51,882,204          7,042,246
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees.....................   (10,611,952)       (11,037,733)         (2,456,686)           (12,075)
Annuity benefit payments.................................        (8,301)            (7,329)                (68)                --
Amounts transferred (to) from VALIC general account......   (24,272,661)       (30,784,573)         66,331,198         17,458,690
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.............   (23,395,150)       (26,703,475)        115,756,648         24,488,861
                                                          --------------------------------       --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................    11,348,517         (9,724,230)        130,855,029         25,189,518

NET ASSETS:
Beginning of year........................................   173,229,475        182,953,705          25,189,518                 --
                                                          --------------------------------       --------------------------------
End of year.............................................. $ 184,577,992      $ 173,229,475       $ 156,044,547      $  25,189,518
                                                          ================================       ================================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year.....................    65,292,617         75,851,431          22,866,634                 --
Purchase payments........................................     3,898,053          6,003,535          42,072,769          7,335,077
Surrenders...............................................    (3,591,047)        (4,376,494)         (1,913,812)           (12,748)
Transfers - interdivision and (to) from VALIC
   general account.......................................    (8,292,272)       (12,185,855)         53,404,190         15,544,305
                                                          --------------------------------       --------------------------------
Accumulation units end of year...........................    57,307,351         65,292,617         116,429,781         22,866,634
                                                          ================================       ================================

                                                                     DECEMBER 31:                          DECEMBER 31:
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996
                                                          --------------------------------       --------------------------------
Accumulation unit value.................................. $    3.219282      $    2.651899       $    1.340109      $    1.101584
                                                          --------------------------------       --------------------------------
Annuity unit value assuming a 3.5% discount factor....... $    1.971210      $    1.680570       $    1.272630      $    1.082693
                                                          ================================       ================================



* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             19
================================================================================


            AGSPC                                                                                             AGSPC
   INTERNATIONAL GOVERNMENT                                     AGSPC                                 GOVERNMENT SECURITIES
          BOND FUND                                   CAPITAL CONSERVATION FUND                               FUND
--------------------------------   -------------------------------------------------------------  ------------------------------
          DIVISION 13                        DIVISION 1                     DIVISION 7                      DIVISION 8
--------------------------------   ----------------------------   ------------------------------  ------------------------------
     1997               1996            1997            1996           1997            1996            1997            1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$   4,595,764      $   6,561,676   $   344,608      $   385,044   $  2,913,560      $  3,053,956  $  4,230,305      $  4,076,937
   (3,911,328)         1,815,703        23,005           60,355       (805,486)         (425,696)     (985,278)         (378,294)
      136,607            295,588            --               --             --                --            --                --

  (11,068,351)        (2,362,017)       90,579         (428,426)     1,739,391        (2,170,354)    3,130,717        (2,658,037)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (10,247,308)         6,310,950       458,192           16,973      3,847,465           457,906     6,375,744         1,040,606
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   40,582,861         48,300,297       366,816          280,092      7,324,860        10,990,401    12,424,460        18,451,360

   (6,757,210)        (4,925,561)     (389,473)        (624,478)    (3,026,469)       (2,515,394)   (3,958,609)       (3,354,710)
         (274)               (33)         (526)            (512)            --                --            --                --
  (35,550,483)        16,174,338      (509,353)        (953,654)    (8,016,607)       (7,231,500)  (12,246,246)       (2,269,092)
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   (1,725,106)        59,549,041      (532,536)      (1,298,552)    (3,718,216)        1,243,507    (3,780,395)       12,827,558
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (11,972,414)        65,859,991       (74,344)      (1,281,579)       129,249         1,701,413     2,595,349        13,868,164


  178,172,171        112,312,180     6,501,870        7,783,449     55,289,479        53,588,066    85,571,939        71,703,775
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$ 166,199,757      $ 178,172,171   $ 6,427,526      $ 6,501,870   $ 55,418,728      $ 55,289,479  $ 88,167,288      $ 85,571,939
================================   ============================   ==============================  ==============================


  112,601,593         73,369,250     1,991,536        2,402,085     30,286,494        29,573,808    47,130,169        39,847,053
   27,009,353         31,815,367       109,285           87,169      3,840,755         6,098,740     6,646,726        10,391,393
   (4,696,042)        (3,112,236)     (116,952)        (196,821)    (1,555,673)       (1,343,357)   (2,143,349)       (1,871,516)
  (23,434,313)        10,529,212      (151,908)        (300,897)    (4,328,978)       (4,042,697)   (6,598,652)       (1,236,761)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  111,480,591        112,601,593     1,831,961        1,991,536     28,242,598        30,286,494    45,034,894        47,130,169
================================   ============================   ==============================  ==============================

           DECEMBER 31:                    DECEMBER 31:                     DECEMBER 31:                   DECEMBER 31:
--------------------------------   ----------------------------   ------------------------------  ------------------------------
      1997             1996             1997            1996           1997            1996             1997           1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.490645      $    1.582230   $ 3.505970       $  3.262402   $  1.962239       $   1.825549  $   1.957755      $  1.815651
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.203136      $    1.321708   $ 1.863379       $  1.794552   $  1.303657       $   1.255251  $   1.300676      $  1.248443
================================   ============================   ==============================  ==============================

================================================================================
20                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    VANGUARD FIXED INCOME          VANGUARD FIXED INCOME
                                                                    SECURITIES FUND - L/T          SECURITIES FUND - L/T
                                                                     CORPORATE PORTFOLIO          U.S. TREASURY PORTFOLIO
                                                                ------------------------------  ----------------------------
                                                                         DIVISION 22                     DIVISION 23
                                                                ------------------------------  ----------------------------
                                                                     1997            1996*           1997            1996*
                                                                ------------------------------  ----------------------------
OPERATIONS:
Net investment income.......................................... $    506,655      $     36,167  $     567,564   $     46,282
Net realized gain on investments...............................       36,716             2,260         94,335          2,349
Capital gains distributions from mutual funds..................      156,984            31,298             --             --
Net unrealized appreciation (depreciation)
   of investments during the year..............................      643,127           (11,407)     1,066,785         33,654
                                                                ------------------------------  ----------------------------
     Increase in net assets resulting from operations..........    1,343,482            58,318      1,728,684         82,285
                                                                ------------------------------  ----------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    6,013,744         1,030,635      6,985,216      1,117,289
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (167,812)           (3,212)      (265,787)        (9,447)
Annuity benefit payments.......................................           --                --           (176)            --
Amounts transferred (to) from VALIC general account............    9,719,778         2,445,116     10,813,576      3,186,574
                                                                ------------------------------  ----------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................   15,565,710         3,472,539     17,532,829      4,294,416
                                                                ------------------------------  ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................   16,909,192         3,530,857     19,261,513      4,376,701

NET ASSETS:
Beginning of year..............................................    3,530,857                --      4,376,701             --
                                                                ------------------------------  ----------------------------
End of year.................................................... $ 20,440,049      $  3,530,857  $  23,638,214   $  4,376,701
                                                                ==============================  ============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    3,370,441                --      4,174,369             --
Purchase payments..............................................    5,633,849         1,099,573      6,619,458      1,138,211
Surrenders.....................................................     (151,626)           (3,347)      (227,789)        (9,203)
Transfers - interdivision and (to) from VALIC general account..    8,518,743         2,274,215      9,475,882      3,045,361
                                                                ------------------------------  ----------------------------
Accumulation units end of year.................................   17,371,407         3,370,441     20,041,920      4,174,369
                                                                ==============================  ============================

                                                                          DECEMBER 31:                   DECEMBER 31:
                                                                ------------------------------  ----------------------------
                                                                       1997          1996            1997           1996
                                                                ------------------------------  ----------------------------
Accumulation unit value........................................ $    1.176649   $   1.047595    $    1.178938   $   1.048470
                                                                ------------------------------  ----------------------------
Annuity unit value assuming a 3.5% discount factor............. $    1.117400   $   1.029630    $    1.119575   $   1.030490
                                                                ==============================  ============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                            AGSPC
                      MONEY MARKET FUND
------------------------------------------------------------
         DIVISION 2                      DIVISION 6
----------------------------    ----------------------------
     1997            1996            1997           1996
----------------------------    ----------------------------
$   188,513      $   216,537    $   5,293,164   $  3,525,805
         --               --               --             --
         --               --               --             --

         --               --               --             --
----------------------------    ----------------------------
    188,513          216,537        5,293,164      3,525,805
----------------------------    ----------------------------

    123,738          163,293       58,442,609     40,448,483

   (277,223)        (465,203)     (16,317,039)   (13,617,200)
         --               --           (1,592)        (1,584)
   (334,772)      (1,426,148)     (27,271,186)    10,145,727
----------------------------    ----------------------------

   (488,257)      (1,728,058)      14,852,792     36,975,426
----------------------------    ----------------------------
   (299,744)      (1,511,521)      20,145,956     40,501,231


  4,879,501        6,391,022      120,758,626     80,257,395
----------------------------    ----------------------------
$ 4,579,757      $ 4,879,501    $ 140,904,582   $120,758,626
============================    ============================


  2,142,534        2,917,361       75,124,095     51,907,757
     53,405           73,255       35,256,772     25,572,924
   (119,264)        (208,252)     (10,205,685)    (8,565,366)
   (145,236)        (639,830)     (15,992,661)     6,208,780
----------------------------    ----------------------------
  1,931,439        2,142,534       84,182,521     75,124,095
============================    ============================

        DECEMBER 31:                     DECEMBER 31:
----------------------------    ----------------------------
    1997            1996            1997            1996
----------------------------    ----------------------------
$  2.371163      $  2.277444    $    1.673590   $   1.607212
----------------------------    ----------------------------
$  1.407542      $  1.399179    $    1.099730   $   1.093041
============================    ============================

================================================================================
22                        NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Asset Allocation Fund (formerly Timed
       Opportunity Fund) (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)

     Dreyfus Variable Investment Fund -
      Dreyfus Small Cap Portfolio (Division 18)

     Founders Growth Fund (Division 30)

     Neuberger&Berman Guardian Trust (Division 29)

     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)

     Scudder Growth and Income Fund (Division 21)

     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19)
      Templeton International Fund (Division 20)

     American Century - Twentieth Century
      Ultra Fund (Division 31)

     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23)
     Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21, 26 through 30 and Division 32, 0.25%; for Division 31, 0.20% (effective December 8, 1997 the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); for Division 18, 0.15% (commencing
July 1, 1997).

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1997 and December 31, 1996, VALIC reduced expenses of Division 10B by $85,996 and $73,695, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $4,510,903 and $3,625,368 for the years ended December 31, 1997, and December 31, 1996, respectively.

   VALIC received surrender charges of $2,769,370 and $1,998,356 for the years ended December 31, 1997 and December 31, 1996, respectively. In addition, VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1997:

                                                                                                                       UNREALIZED
                                                                     MARKET                                           APPRECIATION
UNDERLYING FUND                            DIVISION      SHARES       PRICE        MARKET              COST          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
AGSPC International Equities Fund........     11        14,442,247   $ 10.56   $   152,510,209   $   159,616,851        (7,106,642)
Putnam Global Growth Fund................     28         5,907,316      9.96        58,836,553        66,932,273        (8,095,720)
Templeton Foreign Fund...................     32        18,158,539      9.95       180,677,558       195,842,767       (15,165,209)
Templeton International Fund.............     20        36,240,937     20.18       731,342,182       597,457,072       133,885,110
AGSPC Science & Technology Fund..........     17        45,443,952     20.05       911,151,116       863,149,718        48,001,398
AGSPC Small Cap Index Fund...............     14        13,430,059     17.18       230,728,350       186,936,772        43,791,578
Dreyfus Small Cap Portfolio..............     18        14,882,781     57.14       850,402,328       690,666,534       159,735,794
Putnam New Opportunities Fund............     26         3,383,421     48.65       164,603,317       147,777,228        16,826,089
Putnam OTC & Emerging Growth Fund........     27         6,050,956     16.11        97,480,884        93,189,180         4,291,704
AGSPC Growth Fund........................     15        46,551,005     20.22       941,261,746       711,090,283       230,171,463
AGSPC MidCap Index Fund..................      4        31,073,774     23.51       730,544,269       505,009,548       225,534,721
American Century - Twentieth Century
   Ultra Fund............................     31         4,523,746     27.30       123,498,148       140,484,856       (16,986,708)
Founders Growth Fund.....................     30         9,845,834     17.28       170,135,993       178,299,584        (8,163,591)
AGSPC Growth & Income Fund...............     16        13,572,839     18.93       256,933,935       190,630,650        66,303,285
AGSPC Social Awareness Fund..............     12        12,327,131     19.75       243,460,767       197,838,989        45,621,778
AGSPC Stock Index Fund...................  10A,B,C,D    96,544,410     29.70     2,867,368,593     1,632,114,793     1,235,253,800
Neuberger&Berman Guardian Trust..........     29         2,673,859     17.30        46,258,362        47,484,648        (1,226,286)
Scudder Growth and Income Fund...........     21         4,944,060     27.33       135,121,244       131,032,815         4,088,429
Vanguard/Windsor II......................     24         9,612,687     28.62       275,114,738       259,221,228        15,893,510
Templeton Asset Allocation Fund..........     19        14,174,679     22.35       316,804,111       272,387,404        44,416,707
AGSPC Asset Allocation Fund..............      5        14,166,349     13.02       184,445,969       161,483,128        22,962,841
Vanguard/Wellington Fund.................     25         5,288,776     29.45       155,754,286       152,199,967         3,554,319
AGSPC Intl Government Bond Fund..........     13        14,931,704     11.13       166,189,923       177,006,856       (10,816,933)
AGSPC Capital Conservation Fund..........    1 & 7       6,430,166      9.61        61,793,877        60,854,930           938,947
AGSPC Government Securities Fund.........      8         8,785,778     10.04        88,209,203        86,589,002         1,620,201
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio.........     22         2,205,013      9.26        20,418,430        19,786,709           631,721
   Long-Term U.S. Treasury Portfolio ....     23         2,249,389     10.64        23,933,498        22,833,059         1,100,439
AGSPC Money Market Fund..................    2 & 6     139,186,616      1.00       139,186,616       139,186,616                 -

                                                                                10,324,166,205     8,087,103,460     2,237,062,745

================================================================================
24                  NOTES TO FINANCIAL STATEMENTS - continued
================================================================================

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                         PURCHASES            SALES
                                                                      ---------------------------------
AGSPC International Equities Fund Division 11 ................        $   86,790,464     $  122,541,754
Putnam Global Growth Fund Division 28 ........................            50,459,460          1,699,287
Templeton Foreign Fund Division 32 ...........................           160,310,836          2,593,318
Templeton International Fund Division 20 .....................           218,671,212         74,944,745
AGSPC Science & Technology Fund Division 17 ..................           258,533,591         72,590,864
AGSPC Small Cap Index Fund Division 14 .......................            52,449,672         26,841,519
Dreyfus Small Cap Portfolio Division 18 ......................           157,428,080         31,479,333
Putnam New Opportunities Fund Division 26 ....................            98,274,415          2,172,704
Putnam OTC & Emerging Growth Fund Division 27 ................            49,539,022          4,465,936
AGSPC Growth Fund Division 15 ................................           181,937,002         13,277,956
AGSPC MidCap Index Fund Division 4 ...........................            85,646,062         49,680,500
American Century - Twentieth Century Ultra Fund Division 31 ..           123,895,156          1,646,296
Founders Growth Fund Division 30 .............................           146,266,635          1,807,870
AGSPC Growth & Income Fund Division 16 .......................            51,440,343          7,278,659
AGSPC Social Awareness Fund Division 12 ......................           107,158,295          2,998,054
AGSPC Stock Index Fund:
   Division 10A ..............................................            21,747,453         42,886,487
   Division 10B ..............................................             1,302,470          4,114,905
   Division 10C ..............................................           322,262,616         37,384,769
   Division 10D ..............................................             2,169,786          7,370,870
Neuberger&Berman Guardian Trust Division 29 ..................            40,109,321          1,827,836
Scudder Growth and Income Fund Division 21 ...................           113,908,912          1,386,588
Vanguard/Windsor II Division 24 ..............................           219,813,022          2,987,200
Templeton Asset Allocation Fund Division 19 ..................           112,031,546          3,848,099
AGSPC Asset Allocation Fund Division 5 .......................            19,398,830         28,526,541
Vanguard/Wellington Fund Division 25 .........................           132,887,405          6,870,260
AGSPC International Government Bond Fund Division 13 .........            54,824,769         51,676,974
AGSPC Capital Conservation Fund:
   Division 1 ................................................               696,514            886,751
   Division 7 ................................................            10,599,204         11,407,082
AGSPC Government Securities Fund Division 8 ..................            14,228,467         13,735,066
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio Division 22 .................            17,995,829          1,785,593
   Long-Term U.S. Treasury Portfolio Division 23 .............            20,859,345          2,676,268
AGSPC Money Market Fund:
   Division 2 ................................................             2,451,062          2,794,492
   Division 6 ................................................           315,474,364        301,193,083
                                                                      ---------------------------------
      Total ..................................................        $3,251,561,160     $  939,377,659
                                                                      =================================


NOTE G -- YEAR 2000 (UNAUDITED)

    VALIC is in the process of modifying its information technology to be ready for the year 2000. VALIC expects the project to be substantially complete by late 1998. All costs associated with required modifications will be paid for by VALIC.

================================================================================
                         REPORT OF INDEPENDENT AUDITORS                       25
================================================================================

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, and 11 through 32, inclusive) comprising Separate Account A as of December 31, 1997. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 21 through 32, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1997 and period from July 1, 1996 (inception) to December 31, 1996. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1997, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.



                                             ERNST & YOUNG LLP


Houston, Texas
February 6, 1998

                                  [VALIC LOGO

                                 PRINTED MATTER

                     PRINTED IN U.S.A.  VA 9079-1  REV 5/98

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                              CONTRACT FOR UIT-981
                                      AND
                       INDEPENDENCE PLUS CONTRACT SERIES

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

       Filed with Part A:


            Selected Accumulation Unit Data for each Fund


       Filed with Part B:


       (i) Audited Financial Statements as of December 31, 1997 and for the fiscal year then ended.


           The Variable Annuity Life Insurance Company

                      Report of Independent Accountants

                 Consolidated Balance Sheets

                 Consolidated Statements of Income

                 Consolidated Statements of Changes in Stockholder Equity

                 Consolidated Statements of Cash Flows

                 Notes to Consolidated Financial Statements


         (ii) Audited Financial Statements as of December 31, 1997 and for the fiscal year then ended.


           The Variable Annuity Life Insurance Company Separate Account A --


                      Statement of Net Assets


                 Statement of Operations

                 Statements of Changes in Net Assets


                 Notes to Financial Statements



                 Report of Independent Accountants


     All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

     (b) Exhibits


                                                                                  PAGE*
                                                                                  -----
  1.       --     Resolution adopted by The Variable Annuity Life Insurance
                  Company Board of Directors at its Annual Meeting of April
                  18, 1979 establishing The Variable Annuity Life Insurance
                  Company Separate Account A is incorporated herein by
                  reference to Post-Effective Amendment No. 26 filed with the
                  SEC on April 18, 1997 (File No. 2-96223/811-3240).
  2.       --     Not Applicable.


---------------
*Page numbers inserted into manually signed copies only.

                                                                                  PAGE*
                                                                                  -----
  3.       --     Underwriting Agreement between The Variable Annuity Life
                  Insurance Company, The Variable Annuity Life Insurance
                  Company Separate Account A and The Variable Annuity
                  Marketing Company is incorporated herein by reference to
                  Post-Effective Amendment No. 26 filed with the SEC on April
                  18, 1997 (File No. 2-96223/811-3240).
  4(a).   --      Form of Individual Annuity Contract (Form UIT-981) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 26 filed with the SEC on April 18, 1997 (File No.
                  2-96223/811-3240).
  4(b).   --      Form of Individual Annuity Contract (Form UIT-585-96) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 26 filed with the SEC on April 18, 1997 (File No.
                  2-96223/811-3240).
  4(c).   --      Form of Group Annuity Contract (Form UITG-585-96) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 26 filed with the SEC on April 18, 1997 (File No.
                  2-96223/811-3240).
  4(d).   --      Form of Certificate of Participation under Group Annuity
                  Contract (Form UITG-CB-585-96) is incorporated herein by
                  reference to Post-Effective Amendment No. 26 filed with the
                  SEC on April 18, 1997 (File No. 2-96223/811-3240).
  5(a).   --      Form of Application for Annuity Contract (Form UIT-981,
                  UIT-585-96 and UITG-CB-585-96).
  5(b).   --      Form of Group Master Application for Flexible Payment Group
                  Annuity Contract (Form UITG-585-96) is incorporated herein by reference to Post-Effective Amendment No. 26 filed with the SEC on April 18, 1997 (File No. 2-96223/811-3240).
  6(a).   --      Copy of Amended and Restated Articles of Incorporation of
                  The Variable Annuity Life Insurance Company, effective as of
                  April 28, 1989, is incorporated herein by reference to
                  Post-Effective Amendment No. 26 filed with the SEC on April
                  18, 1997 (File No. 2-96223/811-3240).
  6(b).   --      Copy of Amendment Number One to Amended and Restated
                  Articles of Incorporation of The Variable Annuity Life
                  Insurance Company as amended through April 28, 1989,
                  effective March 28, 1990 is incorporated herein by reference to Post-Effective Amendment No. 26 filed with the SEC on
                  April 18, 1997 (File No. 2-96223/811-3240).
  6(c).   --      Copy of Amended and Restated Bylaws of The Variable Annuity
                  Life Insurance Company as amended through March 4, 1992.
  7.       --     Not Applicable.
  8.       --     Not Applicable.
  9.       --     Written Consent and Opinion of Cynthia A. Toles, Senior
                  Associate General Counsel and Secretary.
 10.       --     Consent of Independent Auditors.
 11.       --     Not Applicable.
 12.       --     Not Applicable.
 13.       --     Calculation of standard and nonstandard performance
                  information is incorporated herein by reference to
                  Post-Effective Amendment No. 26 filed with the SEC on April
                  18, 1997 (File No. 2-96223/811-3240).
 14.       --     Not Applicable.
 15.       --     Supplemental Information Form which discloses Section
                  403(b)(11) withdrawal restrictions as set forth in a
                  no-action letter issued by the SEC on November 28, 1988.
                  Such form requires the signed acknowledgement of
                  participants who purchase Section 403(b) annuities with
                  regard to these withdrawal restrictions.


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*Page numbers inserted into manually signed copies only.

                                                                                  PAGE*
                                                                                  -----
 16.       --     Copies of manually signed powers of attorney for The
                  Variable Annuity Life Insurance Company Directors Robert M.
                  Devlin, Joe C. Osborne, Brent C. Nelson, Thomas L. West,
                  Jr., Craig R. Rodby, James S. D'Agostino, Jr., Bruce R.
                  Abrams, Michael G. Atnip, John A. Graf, Patrick E. Grady,
                  Richard W. Scott and Jon P. Newton.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company are set forth below, together with their current principal occupations including any position with American General Corporation ("AGC"), the indirect parent of The Variable Annuity Life Insurance Company ("VALIC"), the depositor of the Registrant, and The Variable Annuity Marketing Company ("VAMCO"), the principal underwriter of the Contracts issued through the Registrant. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.


             NAME AND PRINCIPAL
              BUSINESS ADDRESS                        POSITION AND OFFICES HELD WITH DEPOSITOR
             ------------------                       ----------------------------------------
James S. D'Agostino, Jr.                      Senior Chairman of the Board of Directors, VALIC.
                                              Director and President, American General Corporation.
Thomas L. West, Jr.                           Chairman and Chief Executive Officer, VALIC.
                                              Chairman of the Board of Directors, VAMCO.
Jon P. Newton                                 Vice Chairman of the Board of Directors, VALIC. Vice
                                              Chairman of the Board of Directors, American General
                                              Corporation.
Craig R. Rodby                                Vice Chairman of the Board of Directors and Chief
                                              Financial Officer, VALIC.
John A. Graf                                  Director and President, VALIC.
Robert M. Devlin                              Director, VALIC.
                                              Chairman of the Board of Directors and Chief Executive
                                              Officer, American General Corporation.
Bruce R. Abrams                               Director and Executive Vice President -- Marketing,
                                              VALIC.
Michael G. Atnip                              Director and Executive Vice President -- Administration
                                              and Information Systems, VALIC.
Joe C. Osborne                                Director and Executive Vice President -- Marketing,
                                              VALIC. Director and President, VAMCO.
Patrick E. Grady                              Director, Senior Vice President and Treasurer, VALIC.
Brent C. Nelson                               Director, Senior Vice President and Controller, VALIC.
Richard W. Scott                              Director, Vice President and Chief Investment Officer,
                                              VALIC.
                                              Executive Vice President and Chief Investment Officer,
                                              American General Corporation.
Dwight L. Cramer, II                          Senior Vice President -- Specialty Markets, VALIC.
Stephen G. Kellison                           Senior Vice President and Chief Actuary, VALIC.
Charles D. Robinson                           Senior Vice President -- Institutional Marketing, VALIC.
Donald L. Sharps                              Senior Vice President -- Systems, VALIC.
Harry N. Bragg                                Vice President -- Strategic Systems, VALIC.
J. David Crank                                Vice President -- Group Plan Administration, VALIC.
Norman Jaskol                                 Vice President and Managing Director -- Investments,
                                              VALIC.


---------------
*Page numbers inserted into manually signed copies only.

             NAME AND PRINCIPAL
              BUSINESS ADDRESS                        POSITION AND OFFICES HELD WITH DEPOSITOR
             ------------------                       ----------------------------------------
Jack L. Rochelle                              Vice President -- Information Technology Services,
                                              VALIC.
Phillip W. Schraub                            Vice President -- Customer Service, VALIC.
Conway R. Shaw                                Vice President -- Group Marketing, VALIC.
Norman A. Skinrood, Jr.                       Vice President -- Strategic Projects, VALIC.
Cynthia A. Toles                              Vice President and Secretary, VALIC.
                                              Director, Secretary and Assistant Treasurer, VAMCO.
William C. Vetterling                         Vice President -- Sales Administration, VALIC.
Garry B. Watts                                Vice President -- Independent Agents/Brokers.
William A. Wilson                             Vice President -- Government Affairs, VALIC.
Jane E. Bates                                 Chief Compliance Officer, VALIC.
                                              Treasurer and Chief Compliance Officer, VAMCO.
D. Lynne Walters                              Tax Officer, VALIC.
                                              Tax Officer, VAMCO.
                                              Vice President -- Taxes, American General Corporation.


ITEM 26. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     No person is controlled by the Registrant. The Registrant is a segregated asset account of the Company ("Depositor") established in accordance with the Texas Insurance Code. The Registrant supports benefits payable under the Variable Annuity Contracts investing in American General Series Portfolio Company (the "Series Company"). The Registrant votes Series Company shares only as directed by the contract owner. (See "Voting Rights" in the Prospectus for these Contracts.)



     The Depositor is indirectly wholly-owned by American General Corporation (formerly American General Insurance Company). Therefore, the Depositor and various companies affiliated with the Depositor may be deemed to be under common control with the Registrant. These companies, together with their state of incorporation and the identity of the owners of their common stock, are set forth in an Exhibit entitled "Subsidiaries of American General Corporation," of the Form 10-K of American General Corporation filed for the year ended December 31, 1997 (File No. 1-7981), which is incorporated herein by reference.


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of March 31, 1998, a date within 90 days prior to the date of filing, there were 3,940 individual Contract Owners and 0 group Contract Owners of the qualified Contracts offered by the UIT-981 prospectus of the Registrant; and 1,917 individual Contract Owners and 1,689 group Contract Owners qualified Contracts offered by the Independence Plus prospectus. As of March 31, 1998 there were 2,313 individual Contract Owners and 3 group Contract Owners of the non-qualified Contracts offered by the Independence Plus prospectus. The Registrant issues different contracts through other Registration Statements.


ITEM 28. INDEMNIFICATION

     Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees").

     The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorney's fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding; shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

     Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

     Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

     Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amounts unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and
(ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

     Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) The Variable Annuity Marketing Company ("VAMCO") acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for the American General Series Portfolio Company, a registered investment company.

     (b) The following information is furnished with respect to each officer and director of VAMCO:


            NAME AND PRINCIPAL                        POSITION AND OFFICES
             BUSINESS ADDRESS                              WITH VAMCO
            ------------------                        --------------------
Thomas L. West, Jr.(1)                     Chairman of the Board of Directors
Joe C. Osborne(1)                          Director and President
Cynthia A. Toles(1)                        Director, Secretary and Assistant
                                           Treasurer
Jane E. Bates(1)                           Treasurer and Chief Compliance Officer
D. Lynne Walters(1)                        Tax Officer
Todd M. Adams                              Vice President
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
Edward K. Boero                            Vice President
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
Steven P. Boero                            Vice President
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
Evan Cole                                  Vice President
410 Amherst Street
Suite 250
Nashua, NH 03063
Joe H. Connell                             Vice President
10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
James J. Costello                          Vice President
1767 Sentry Parkway West 19
Suite 300
Blue Bell, PA 19422

            NAME AND PRINCIPAL                        POSITION AND OFFICES
             BUSINESS ADDRESS                              WITH VAMCO
            ------------------                        --------------------
Paige T. Davis                             Vice President
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
Robert G. Fillmore                         Vice President
90 Woodbridge Center Dr.
Suite 300
Woodbridge, NJ 07095
James M. Garrison                          Vice President
Two International Plaza
Suite 601
Nashville, TN 37217
James K. Graham                            Vice President
1301 West Long Lake Road
Suite 340
Troy, MI 48098
James T. Griffin                           Vice President
3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
Richard R. Gumpert                         Vice President
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
Ernest Jordan III                          Vice President
4266 Interstate 55N
Suite 108
Jackson, MS 39211
Thomas N. Lange                            Vice President
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
Alden D. Lewis                             Vice President
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
David R. Lyle                              Vice President
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
Sharon J. Novickas                         Vice President
230 West Monroe
Suite 1900
Chicago, IL 60606

            NAME AND PRINCIPAL                        POSITION AND OFFICES
             BUSINESS ADDRESS                              WITH VAMCO
            ------------------                        --------------------
Robert A. Obester                          Vice President
800 Gessner
Suite 1280
Houston, TX 77024
Fred Roberts                               Vice President
100 Ashford Center North
Suite 100
Atlanta, GA 30338
F. William Scott                           Vice President
Two Summit Park Drive
Suite 410
Independence, OH 44131
William G. Tubbs                           Vice President
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
Donald R. Van Putten                       Vice President
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228


---------------

(1) 2929 Allen Parkway, Houston, Texas 77019

     (c) VAMCO is the principal underwriter for Registrant. The licensed agents who sell the Contract are compensated for such sales by commissions paid by Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

        The Variable Annuity Life Insurance Company
          2929 Allen Parkway
          Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

     There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

     a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

          1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted:

          2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an application can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the application can remove to send for a Statement of Additional Information;



          3. To deliver any Statement of Additional Information and any financial statements required to be made available under the form promptly upon written or oral request.


     b. The Company hereby represents that the fees and charges deducted under these contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ITEM 33. WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS


     The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or, the Statement of Additional Information for Contracts of this Registration Statement.


     The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940, if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with
Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:


     (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;



     (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;



     (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;



     (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.


     The Company has complied, and is complying, with the provisions of paragraphs (1)-(4).


     The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:



          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;



          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

          (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;



          (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.



     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.



     The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:



          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;



          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;



          (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;



          (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.



     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 27th day of April, 1998.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY SEPARATE
                                              ACCOUNT A

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
            Vice President and Secretary                       Chairman and Chief Executive Officer

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, The Variable Annuity Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 27th day of April, 1998.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
            Vice President and Secretary                       Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

               /s/ THOMAS L. WEST, JR.                 Chairman and Chief Executive          April 27, 1998
-----------------------------------------------------    Officer
                 Thomas L. West, Jr.

                  /s/ JOHN A. GRAF                     President and Director                April 27, 1998
-----------------------------------------------------
                    John A. Graf

                 /s/ BRENT C. NELSON                   Senior Vice President, Controller     April 27, 1998
-----------------------------------------------------    and Director
                   Brent C. Nelson

                 /s/ BRENT C. NELSON                   Principal Accounting Officer          April 27, 1998
-----------------------------------------------------
                   Brent C. Nelson

                         **                            Senior Chairman of the Board of       April   , 1998
-----------------------------------------------------    Directors
              James S. D'Agostino, Jr.

                          *                            Vice Chairman of the Board of         April   , 1998
-----------------------------------------------------    Directors
                    Jon P. Newton

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

                 /s/ CRAIG R. RODBY                    Vice Chairman of the Board of         April 27, 1998
-----------------------------------------------------    Directors and Chief Financial
                   Craig R. Rodby                        Officer

                          *                            Executive Vice President --           April   , 1998
-----------------------------------------------------    Marketing and Director
                   Bruce R. Abrams

                          *                            Executive Vice President --           April   , 1998
-----------------------------------------------------    Administration and Information
                  Michael G. Atnip                       System and Director

                          *                            Executive Vice President --           April   , 1998
-----------------------------------------------------    Marketing and Director
                   Joe C. Osborne

                          *                            Senior Vice President, Treasurer      April   , 1998
-----------------------------------------------------    and Director
                  Patrick E. Grady

                          *                            Vice President, Chief Investment      April   , 1998
-----------------------------------------------------    Officer and Director
                  Richard W. Scott

                          *                            Director                              April   , 1998
-----------------------------------------------------
                  Robert M. Devlin

              *By: /s/ CYNTHIA A. TOLES                                                      April 27, 1998
   -----------------------------------------------
                  Cynthia A. Toles
                  Attorney-in-Fact

            **By: /s/ THOMAS L. WEST, JR.                                                    April 27, 1998
  ------------------------------------------------
                 Thomas L. West, Jr.
                  Attorney-in-Fact

                                 EXHIBIT INDEX


                                                                               SEQUENTIALLY
                                                                                 NUMBERED
  EXHIBIT NO.                                                                     PAGES
  -----------                                                                  ------------
  5(a).   --     Form of Application for Annuity Contract (Form UIT-981,
                 UIT-585-96 and UITG-CB-585-96).
  6(c).   --     Copy of Amended and Restated Bylaws of The Variable Annuity
                 Life Insurance Company as amended through March 4, 1992.
  9.       --    Written Consent and Opinion of Cynthia A. Toles, Senior
                 Associate General Counsel and Secretary.
 10.       --    Consent of Independent Auditors.
 15.       --    Supplemental Information Form which discloses Section
                 403(b)(11) withdrawal restrictions as set forth in a
                 no-action letter issued by the SEC on November 28, 1988.
                 Such form requires the signed acknowledgement of
                 participants who purchase Section 403(b) annuities with
                 regard to these withdrawal restrictions.
 16.       --    Copies of manually signed powers of attorney for The
                 Variable Annuity Life Insurance Company Directors Robert M.
                 Devlin, Joe C. Osborne, Brent C. Nelson, Thomas L. West,
                 Jr., Craig R. Rodby, James S. D'Agostino, Jr., Bruce R.
                 Abrams, Michael G. Atnip, John A. Graf, Patrick E. Grady,
                 Richard W. Scott and Jon P. Newton.